REGISTRATION STATEMENT NO. 333-27687
                                                                       811-08223

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8
                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 26
                                  -------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)
                                   ----------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)
                                   ----------


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                       TRAVELERS INDEX ANNUITY PROSPECTUS:

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS INDEX ANNUITY, a single premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). Travelers Index Annuity is issued as an individual Contract.

You can choose to have your premium ("Purchase Payment") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Money Market Portfolio             SCUDDER INVESTMENT VIT FUNDS
GREENWICH STREET SERIES FUND         EAFE(R) Equity Index Fund -- Class A Shares
  Equity Index Portfolio --          Small Cap Index Fund -- Class A Shares
    Class I Shares

The Contract, certain Contract features and/or some of the funding options may not be available in all states.

In addition, we may offer an optional guarantee feature, called "Principal Protection Guarantee," to protect your investment. If you purchase Principal Protection Guarantee, we will guarantee that on the Principal Protection Expiration Date (the last day of the eighth Contract Year), your Contract will be worth at least 115%, 100% or 90% (depending on your selection) of your Purchase Payment, adjusted for withdrawals, even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. To qualify for the Principal Protection Guarantee feature, you must allocate your Purchase Payment to the Protected Funding Option -- the Greenwich Street Series Fund: Equity Index Portfolio -- and keep your payment in that funding option until the end of the eighth Contract Year. There is a separate charge for this feature. WE ARE NOT CURRENTLY OFFERING THE PRINCIPAL PROTECTION GUARANTEE FEATURE.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005 . We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary.............................................    3     Payment Options......................................   28
Summary..............................................    5        Election of Options...............................   28
Fee Tables...........................................    8        Annuity Options...................................   28
Condensed Financial Information......................   11        Variable Liquidity Benefit........................   29
The Annuity Contract.................................   11     Miscellaneous Contract Provisions....................   29
   Contract Owner Inquiries..........................   12        Right to Return...................................   29
   Purchase Payments.................................   12        Termination.......................................   29
   Accumulation Units................................   13        Required Reports..................................   30
   The Variable Funding Options......................   13        Suspension of Payments............................   30
   Principal Protection Guarantee....................   15     The Separate Accounts................................   30
   Principal Protection Expiration Date..............   16        Performance Information...........................   30
The Fixed Account....................................   16     Federal Tax Considerations...........................   31
Charges and Deductions...............................   16        General Taxation of Annuities.....................   31
   General...........................................   16        Types of Contracts: Qualified and Non-qualified...   31
   Withdrawal Charge.................................   17        Qualified Annuity Contracts.......................   31
   Free Withdrawal Allowance.........................   18          Taxation of Qualified Annuity Contracts.........   32
   Transfer Charge...................................   18          Mandatory Distributions for Qualified Plans.....   32
   Principal Protection Fee..........................   18        Non-qualified Annuity Contracts...................   32
   Principal Protection Cancellation Charge..........   18          Diversification Requirements for Variable
   Administrative Charges............................   19              Annuities...................................   33
   Mortality and Expense Risk Charge.................   19          Ownership of the Investments....................   33
   Variable Liquidity Benefit Charge.................   19          Taxation of Death Benefit Proceeds..............   33
   Variable Funding Option Expenses..................   19        Other Tax Considerations..........................   33
   Premium Tax.......................................   19          Treatment of Charges for Optional Benefits......   33
   Changes in Taxes Based Upon                                      Penalty Tax for Premature Distribution..........   33
     Premium or Value................................   20          Puerto Rico Tax Considerations..................   34
Transfers............................................   20          Non-Resident Aliens.............................   34
   Dollar Cost Averaging.............................   21     Other Information....................................   34
Access to Your Money.................................   22        The Insurance Companies...........................   34
   Systematic Withdrawals............................   22        Financial Statements..............................   35
Ownership Provisions.................................   23        Distribution of Variable Annuity Contracts........   35
   Types of Ownership................................   23        Conformity with State and Federal Laws............   37
   Contract Owner....................................   23        Voting Rights.....................................   37
   Beneficiary.......................................   23        Restrictions on Financial
   Annuitant.........................................   23          Transactions............32                         37
Death Benefit .......................................   24        Legal Proceedings and Opinions....................   37
   Death Proceeds Before the Maturity Date...........   24     Appendix A: Condensed Financial Information
   Payment of Proceeds...............................   25        for The Travelers Insurance Company:
   Death Proceeds After the Maturity Date............   27        Fund BD III.......................................  A-1
The Annuity Period...................................   27     Appendix B: Condensed Financial Information
   Maturity Date.....................................   27        for The Travelers Life and Annuity
   Allocation of Annuity.............................   27        Company: Fund BD IV...............................  B-1
   Variable Annuity..................................   27     Appendix C: The Fixed Account........................  C-1
   Fixed Annuity.....................................   28     Appendix D: Contents of the Statement
                                                                  of Additional Information.........................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- the premium paid by you to initiate this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                             TRAVELERS INDEX ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHAT IS THE PRINCIPAL PROTECTION GUARANTEE FEATURE? You can choose to protect your investment by purchasing a separate guarantee from the Company. With the Principal Protection Guarantee, you receive, at the end of eight years, 115%, 100%, or 90% of your Purchase Payment (depending on the guarantee you purchased) reduced proportionately by any withdrawals and related withdrawal charges, or the Contract Value -- whichever is greater. Not all levels of protection may be available for purchase. WE ARE NOT CURRENTLY OFFERING THE PRINCIPAL PROTECTION GUARANTEE FEATURE.

After the end of the eighth Contract Year, you may remain in the Contract and transfer to any of the funding options, transfer to another annuity contract, or withdraw your Contract Value. Unless you inform us in writing of a different investment choice, at the end of the eighth Contract Year, we will transfer your Contract Value to the Money Market Portfolio offered within this Contract.

If you have selected the Principal Protection Feature, any partial amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of principal guaranteed proportionately. If you make a full withdrawal before the end of the eighth Contract Year, the Principal Protection Guarantee is no longer in effect. Depending on market conditions, the Cash Surrender Value may be more or less than the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Guarantee feature under any circumstances.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual Non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another Contract.

Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with a single payment of at least $10,000. At this time, the Company does not permit additional payments.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

An optional Contract feature, the Principal Protection Guarantee, provides that you will receive a stated percent of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Guarantee Expiration Date. There is an annual Principal Protection Fee of up to 2.00% if you select this feature. If you withdraw your money before the Maturity Date and if you have selected the Principal Protection Guarantee, there is no refund of the Principal Protection Fee and the Company may deduct an additional Principal Protection Cancellation Charge (0% - 4%).

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payment. The maximum percentage is 6%, decreasing to 0% in years nine and later.

If you select the Variable Liquidity Benefit, there is a charge of up to 6% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENT AND WITHDRAWALS BE TAXED? Generally, payments to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payment and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges and/or the Principal Protection Cancellation Charge may apply. In addition, income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       O DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       O SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE........................................6%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

      TRANSFER CHARGE..........................................$10(2)
      (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE........................6%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

      PRINCIPAL PROTECTION CANCELLATION CHARGE
      (AS A PERCENTAGE OF PURCHASE PAYMENT WITHDRAWN FROM THE PROTECTED FUNDING OPTION)

    YEARS SINCE PURCHASE PAYMENT MADE        CANCELLATION CHARGE
----------------------------------------     -------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years                4%
        3 years               6 years                3%
        6 years               7 years                2%
        7 years               8 years                1%
       8 + years                                     0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................
      (Waived if contract value is $50,000 or more)            $30

--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
------------------------------------------  ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               2 years                6%
        2 years               4 years                5%
        4 years               6 years                4%
        6 years               7 years                3%
        7 years               8 years                2%
       8 + years                                     0%

 (2) We do not currently assess the transfer charge.

 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
-------------------------------------------  -----------------------
Greater than or Equal to    But less than
         0 years               2 years                 6%
         2 years               4 years                 5%
         4 years               6 years                 4%
         6 years               7 years                 3%
         7 years               8years                  2%
         8+years                                       0%


ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

                                                STANDARD                                                     ENHANCED
                                                  DEATH                                                        DEATH
                                                 BENEFIT                                                      BENEFIT
                                              --------------                                               --------------
Mortality and Expense Risk Charge..........       1.25%       Mortality and Expense Risk Charge..........      1.45%
Administrative Expense Charge..............       0.15%       Administrative Expense Charge..............      0.15%
                                              --------------                                               --------------
Total Annual Separate Account Charges......       1.40%       Total Separate Account Charges.............      1.60%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.34%                          0.82%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets

                                              DISTRIBUTION
                                                 AND/OR                      TOTAL        CONTRACTUAL        NET TOTAL
                                                SERVICE                     ANNUAL        FEE WAIVER           ANNUAL
                               MANAGEMENT       (12B-1)         OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT        EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio            0.32%            --            0.10%        0.42%             --                   --(1) (5)

GREENWICH STREET SERIES
FUND
   Equity Index Portfolio
     - Class I Shares             0.31%            --            0.03%        0.34%             --                 0.34%

SCUDDER INVESTMENT VIT
   FUNDS
   EAFE(R) Equity Index Fund
     - Class A Shares             0.45%            --            0.37%        0.82%           0.17%                0.65%(2)(3)
   Small Cap Index Fund -
     Class A Shares               0.35%            --            0.13%        0.48%           0.03%                0.45%(4)

--------------

NOTES

(1) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(2) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.65% for Class A shares.

(3) The Board of Scudder VIT EAFE Equity Index Fund (the "Fund") has approved the termination and liquidation of the Fund effective on or about July 25, 2005 (the "Liquidation Date"). Therefore, as of the Liquidation Date the Fund will no longer be available as a Variable Funding Option under your Contract. Prior to the Liquidation Date, Contract Owners may transfer any Contract Value from the Fund to one or more of the other Variable Funding Options available in the Contract. At the time of liquidation, any Contract Value in the Fund will be automatically transferred to the Money Market option in your Contract. At that point, Contract Owners may leave their Contract Values in the Money Market option or reallocate it to any of the other Variable Funding Options available in the Contract.

(4) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.45% for Class A shares.

(5) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                       VOLUNTARY FEE
                                       WAIVER AND/OR
                                          EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                 REIMBURSEMENT          OPERATING EXPENSES

        Money Market Portfolio             0.02%                     0.40%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

The example assumes that you have elected the most expensive death benefit option but have not elected the Principal Protection Guarantee feature.

EXAMPLE

                                                                                       If Contract is NOT surrendered or
                                               If Contract is surrendered at the        annuitized at the end of period
                                                     end of period shown:                            shown:
                                             --------------------------------------   -------------------------------------
FUNDING OPTION                               1 YEAR    3 YEARS  5 YEARS   10 YEARS    1 YEAR   3 YEARS  5 YEARS   10 YEARS
-------------------------------------------  -------   -------  -------  ----------   ------   -------  -------  ----------
Underlying Fund with Minimum Total Annual      797      1109     1447       2264       197       609     1047       2264
Operating Expenses

Underlying Fund with Maximum Total Annual
Operating Expenses                             845      1254     1690       2756       245       754     1290       2756


WE DO NOT CURRENTLY OFFER THE PRINCIPAL PROTECTION GUARANTEE FEATURE AND THEREFORE, HAVE NOT PROVIDED EXPENSE EXAMPLES.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Index Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus--it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make a Purchase Payment to us and we credit it to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payment accumulates tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict a Purchase Payment into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of the Purchase Payment, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the Purchase Payment made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. On or after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

                              MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
     DEATH BENEFIT                    ANNUITANT ON THE CONTRACT DATE
--------------------------   ---------------------------------------------------
  Standard Death Benefit                         Age 80*
  Enhanced Death Benefit                         Age 70

* For Contracts issued prior to May 2, 2005, the maximum age for the Standard Death Benefit is age 85.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENT

Your Purchase Payment is due and payable before the Contract becomes effective. The minimum Purchase Payment is $10,000. No additional payments are allowed at this time. Under certain circumstances, we may waive the minimum Purchase Payment requirement. A Purchase Payment over $1,000,000 may be made only with our prior consent.

We will apply the Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). If your request or other information accompanying the Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payment. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                    Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.

GREENWICH STREET SERIES FUND
   Equity Index Portfolio - Class I       Seeks investment results that, before       Travelers Investment Management
     Shares                               expenses, correspond to the price and       Company ("TIMCO")
                                          yield performance of the S&P 500
                                          Index. The Fund normally invests in
                                          equity securities, or other
                                          investments with similar economic
                                          characteristics that are included in
                                          the S&P 500 Index.

SCUDDER INVESTMENT VIT FUNDS
   EAFE(R) Equity Index Fund - Class A    Seeks to replicate, before expenses,        Deutsche Asset Management, Inc
     Shares                               the performance of the Morgan Stanley       ("Deutsche")
                                          Capital International EAFE Index, which     Subadviser: Northern Trust
                                          emphasizes stocks of companies in           Investments, Inc.
                                          Europe, Australia and the Far East. The
                                          Fund normally invests in stocks and
                                          related securities that are
                                          representative of the EAFE Index as a
                                          whole.

   Small Cap Index Fund - Class A         Seeks to replicate, before expenses,        Deutsche Asset Management, Inc
     Shares                               the performance of the Russell 2000         ("Deutsche")
                                          Small Stock Index, which emphasizes         Subadviser: Northern Trust
                                          stocks of small U.S. companies. The         Investments, Inc.
                                          Fund normally invests in stocks and
                                          other securities that are
                                          representative of the Russell 2000
                                          Index as a whole.

PRINCIPAL PROTECTION GUARANTEE
THIS OPTIONAL FEATURE IS NOT CURRENTLY BEING OFFERED.

You can choose to protect your investment by purchasing a guarantee called the Principal Protection Feature. If you purchase this feature, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least either 115%, 100%, or 90% (depending on the guarantee you purchased) of your Purchase Payment adjusted only for withdrawal reductions (including the withdrawal charge and the Principal Protection Cancellation Charge), even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. The Purchase Payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Feature, you must select this feature when you purchase the Contract, and allocate your entire Purchase Payment to the Protected Funding Option, the Equity Index Portfolio, until the Principal Protection Expiration Date. Not all levels of protection may be purchased at all times. A Principal Protection Fee and a Cancellation Charge are associated with this feature. (See Charges and Deductions.) YOU SHOULD NOT PURCHASE THIS FEATURE IF YOU INTEND TO SURRENDER THE CONTRACT WITHIN EIGHT YEARS.

At this time, the only Protected Funding Option is Equity Index Portfolio. At some time in the future, we may add additional Protected Funding Options.

If you buy the Principal Protection Guarantee feature, you may not transfer out of the Protected Funding Option before the end of the eighth Contract Year. You may withdraw or annuitize all or part of your Contract Value before the Principal Protection Expiration Date, subject to a Principal Protection Cancellation Charge and withdrawal charges.

The amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of the principal guarantee proportionately. The Principal Protection amount on any date is equal to the amount allocated to the Protected Funding Option, reduced by all prior withdrawal reductions associated with that fund. A withdrawal reduction is calculated by multiplying the fund's Principal Protection amount immediately prior to the withdrawal by the ratio of the amount of the withdrawal from that fund, including all withdrawal charges and fees, to the value of the fund immediately prior to the withdrawal.

The following example illustrates the effect of withdrawals on the amount of principal protected in both a positive and negative market:

                              UP MARKET WITHDRAWAL

(a) Contract Value                                         (b) Principal Protection Benefit
---------------------------------------------------------  ---------------------------------------------------------------------
Contract Value before withdrawal.....      $125,000        Principal Protection Benefit before withdrawal....    $100,000
Withdrawal...........................      $ 25,000
                                       ------------------
Contract Value after withdrawal......      $100,000        Partial Surrender Reduction.......................    $ 20,000

                                                           $100,000 x $ 25,000=     $20,000
                                                                      --------
                                                                      $125,000

                                                           Principal Protection Benefit after partial
                                                           surrender reduction...............................    $ 80,000
                                                           ($100,000-$20,000=$80,000)


            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $80,000

                             DOWN MARKET WITHDRAWAL

(a) Contract Value                                         (b) Principal Protection Benefit
---------------------------------------------------------  --------------------------------------------------------------------
Contract Value before withdrawal.....      $ 80,000        Principal Protection Benefit before withdrawal....    $100,000
Withdrawal...........................      $ 20,000
                                     --------------------
Contract Value after partial                               Partial Surrender Reduction.......................    $ 25,000
surrender............................      $ 60,000
                                                           $100,000 x $ 20,000=   $25,000
                                                                      --------
                                                                      $ 80,000

                                                           Principal Protection Benefit after partial
                                                           surrender reduction...............................    $ 75,000
                                                           ($100,000-$25,000=$75,000)

            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $75,000


PRINCIPAL PROTECTION EXPIRATION DATE

If you purchase the Principal Protection Feature, the Company will fulfill its obligations under the feature on the Principal Expiration Date (which is the last day of the eighth Contract Year). On that date, we will contribute to your Contract Value any amount needed to bring your Contract Value up to 115%, 100% or 90%, depending on your selection, of your original Purchase Payment adjusted for withdrawal reductions. In addition, on the Principal Protection Expiration Date, we will transfer your Contract Value to the Money Market Portfolio, a money market fund, unless you select, in writing, a different Variable Funding Option. On and after the Principal Protection Expiration Date, you may remain in the Contract and transfer to any Variable Funding Options, annuitize your Contract, exchange this Contract for another annuity contract, or withdraw your Contract Value. ONCE THE PRINCIPAL PROTECTION DATE HAS PASSED, UNLESS YOU PURCHASE A NEW CONTRACT, THE PRINCIPAL PROTECTION BENEFIT IS NO LONGER IN EFFECT. Your registered representative will help you with your decision.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contract

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which your Purchase Payment and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from the Purchase Payment when it is applied under the Contract. However, a withdrawal charge will be deducted if any or all of the Purchase Payment is withdrawn during the first eight years following the Purchase Payment. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                 YEARS SINCE PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
          ------------------------------------------------- --------------------
              GREATER THAN OR EQUAL TO      BUT LESS THAN
                      0 years                  2 years               6%
                      2 years                  4 years               5%
                      4 years                  6 years               4%
                      6 years                  7 years               3%
                      7 years                  8 years               2%
                      8+ years                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any part of the Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o due to a minimum distribution under our minimum distribution rules then in effect.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the first valuation date. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

PRINCIPAL PROTECTION FEE

We may offer you the option of purchasing a guarantee on your investment. You can obtain protection for 115%, 100% or 90% of your principal if you buy the Principal Protection Guarantee feature at the time you purchase your Contract. Your registered representative will tell you what levels of protection are currently available for selection. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the eighth Contract Year), your Contract will be worth at least either 115%, 100% or 90% (depending on your choice of guarantees) of your Purchase Payment, less a reduction for withdrawals, withdrawal charges, and the Principal Protection Cancellation Charge, even if the value of your Contract on that date is less. If your Contract Value is more than the chosen percentage of your original Purchase Payment, you will receive the greater value.

There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your Contract Value at a maximum annual rate of 2.00%. The charge varies based on the level of guarantee chosen and the current market conditions that determine our actual costs associated with the Principal Protection Guarantee feature. The charge will be set periodically and will lock in at the time of Contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will conform to the chart below. Please note that these ranges are estimates. The actual charge will vary due to market conditions, and will be determined by the Company.

               LEVEL OF GUARANTEE               CHARGE RANGE
             % OF PURCHASE PAYMENT           % OF CONTRACT VALUE
           ---------------------------       ---------------------
                      115%                      1.90% - 2.00%
                      100%                      1.80% - 2.00%
                       90%                      1.35% - 2.00%

You must select the Principal Protection Guarantee feature at the time you purchase your Contract. The Principal Protection Guarantee feature will extend for the eight years from the Contract Date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

PRINCIPAL PROTECTION CANCELLATION CHARGE

We will assess a Principal Protection Cancellation Charge if you select the Principal Protection Guarantee feature and make a full or partial withdrawal from the Contract before the Principal Protection Expiration Date. This charge compensates us for costs incurred should you withdraw from the Principal Protection Guarantee feature before the Principal Protection Expiration Date.

The Principal Protection Cancellation Charge equals up to 4% of the original Purchase Payment withdrawn. The percent charged depends on the length of time you have had your Contract. The Principal Protection Cancellation Charge is set forth in your Contract.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun; or

       (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, this charge equals 1.25% annually. If you choose the Enhanced Death Benefit, this charge equals 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge will not be assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

              YEARS SINCE PURCHASE PAYMENT                 WITHDRAWAL CHARGE
  ---------------------------------------------------- -------------------------
    GREATER THAN OR EQUAL TO        BUT LESS THAN
            0 years                    2 years                    6%
            2 years                    4 years                    5%
            4 years                    6 years                    4%
            6 years                    7 years                    3%
            7 years                    8 years                    2%
            8+ years                                              0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make your Purchase Payment to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK market. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

       o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

       o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

       o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $10,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, any applicable Principal Protection Cancellation Charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than your Purchase Payment. You may not make withdrawals during the annuity period.

If you select the Principal Protection Guarantee feature and withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including the withdrawal charge and Principal Protection Cancellation Charge) will no longer be protected by the Principal Protection Guarantee and will reduce the amount protected by the Guarantee proportionately.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

After the first Contract Year, and before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

o    the death benefit will not be payable upon the Annuitant's death

o    the Contingent Annuitant becomes the Annuitant

o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

       (1)   the Contract Value;

       (2) the Purchase Payment made under the Contract less the total of any withdrawals or

       (3) the Reset Death Benefit Value. The Reset Death Benefit Value is redetermined once every eight years, at which time it is set equal to the then current Contract Value. The Reset Death Benefit Value will also be redetermined any time a withdrawal is taken by reducing the Reset Death Benefit Value by a Partial Surrender Reduction (as described below).

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

       (1)   the Contract Value;

       (2) the Purchase Payment made under the Contract less the total of any withdrawals or

       (3) the Reset Death Benefit Value (as described above) available at the Annuitant's 85th birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 85th birthday.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we reduce the Reset Death Benefit Value by a partial surrender reduction which equals (1) the Reset Death Benefit Value immediately prior to the withdrawal multiplied by (2) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

For example, assume your current Contract Value is $55,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

         50,000 x (10,000/55,000) = 9,090

Your new Reset Death Benefit Value would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current CONTRACT VALUE is $30,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

         50,000 x (10,000/30,000) = 16,666

Your new Reset Death Benefit Value would be 50,000 - 16,666, or $33,334.

ENHANCED DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), or (2) below, each reduced by any applicable premium tax, and withdrawals not previously deducted:

       (1)   the Contract Value

       (2) the Roll-Up Death Benefit Value (as described below) available at the Death Report Date

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

       (1)   the Contract Value

       (2) the Roll-Up Death Benefit Value (as described below) available at the Annuitant's 80th birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 80th birthday

ROLL-UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value equals the Purchase Payment. On each anniversary of the Contract Date, we will recalculate the Roll-Up Death Benefit Value as follows:

       (1) the Roll-Up Death Benefit Value on the previous Contract Date anniversary, minus

       (2) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary

The result, increased by 7%, is the new Roll-Up Death Benefit Value.

On dates other than a Contract Date anniversary, the Roll-Up Death Benefit Value equals:

       (1) the Roll-Up Death Benefit Value on the previous Contract Date anniversary; minus

       (2) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit payable equals 7% per year, to a maximum of 200% of the difference between the Purchase Payment and all Partial Surrender Reductions (as described below).

The Partial Surrender Reduction equals:

       (1) the amount of the Roll-Up Death Benefit Value just before the reduction for the withdrawal, multiplied by

       (2) the amount of the partial surrender divided by the Contract Value just before the withdrawal.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
BEFORE THE MATURITY DATE, UPON THE        THE COMPANY WILL PAY                                               PAYOUT RULES
           DEATH OF THE                     THE PROCEEDS TO:                    UNLESS. . .                     APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)        The beneficiary(ies),        Unless the beneficiary elects to      Yes
(WITH NO JOINT OWNER)                   or if none, to the           continue the Contract rather than
                                        Contract Owner's estate      receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT) (WITH      The beneficiary(ies),        Unless the beneficiary elects to      Yes
NO JOINT OWNER)                         or if none, to the           continue the Contract rather
                                        Contract Owner's estate.     than receive the distribution.
----------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE             The surviving joint          Unless the surviving joint owner      Yes
ANNUITANT)                              owner.                       is the spouse and elects to
                                                                     continue the Contract.
----------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE ANNUITANT)      The beneficiary(ies),        Unless the beneficiary/surviving      Yes
                                        or if none, to the           joint owner is the Contract
                                        surviving joint owner        Owner's spouse and the spouse
                                                                     elects to continue the Contract.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
BEFORE THE MATURITY DATE, UPON THE        THE COMPANY WILL PAY                                               PAYOUT RULES
           DEATH OF THE                     THE PROCEEDS TO:                    UNLESS. . .                     APPLY*
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE CONTRACT      The beneficiary(ies),        Unless, the beneficiary is the        Yes
OWNER)                                  or if none, to the           Contract Owner's spouse and the
                                        Contract Owner. If the       spouse elects to continue the
                                        Contract Owner is not        Contract rather than receive the
                                        living, then to the          distribution.
                                        surviving joint owner.
                                        If none, then to the         But, if there is a Contingent
                                        Contract Owner's estate.     Annuitant, then the Contingent
                                                                     Annuitant becomes the Annuitant
                                                                     and the Contract continues in
                                                                     effect (generally using the
                                                                     original Maturity Date). The
                                                                     proceeds will then be paid upon
                                                                     the death of the Contingent
                                                                     Annuitant or owner.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT          See death of "owner who                                            Yes
OWNER)                                  is the Annuitant" above.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A             The beneficiary(ies) or                                            Yes (Death of
NONNATURAL ENTITY/TRUST)                if none, to the                                                    Annuitant is
                                        Contract Owner.                                                    treated as
                                                                                                           death of the
                                                                                                           owner in these
                                                                                                           circumstances.)
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING          No death proceeds are                                              N/A
ANNUITANT IS STILL ALIVE)               payable; Contract
                                        continues.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                             No death proceeds are                                              N/A
                                        payable; Contract
                                        continues
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                  No death proceeds are                                              N/A
                                        payable; Contract
                                        continues.
----------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              MANDATORY
BEFORE THE MATURITY DATE, UPON THE        THE COMPANY WILL PAY                                               PAYOUT RULES
           DEATH OF THE                     THE PROCEEDS TO:                    UNLESS. . .                     APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary(ies), or                                            Yes
                                       if none, to the Contract
                                       Owner's estate.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.
----------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date Anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 85th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2, or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.) If the Principal Protection Guarantee feature is selected and you annuitize before the Principal Protection Expiration Date, a Principal Protection Cancellation Charge may apply.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options..

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for A Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate of 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payment or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total

Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

       o   The Travelers Insurance Company ("TIC")

       o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The

Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Markets Inc. (f/k/a Smith Barney), Citicorp Investment Services, Inc., CitiStreet Equities LLC, Morgan Stanley DW, Inc., Piper Jaffray & Co., PFS Investments, Inc. and Tower Square Securities, Inc.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with CitiStreet Equities LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. Registered representatives of CitiStreet Equities LLC, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (2/98)                               2004        1.150           1.146               1,934,132
                                                               2003        1.157           1.150               2,696,830
                                                               2002        1.158           1.157               3,968,056
                                                               2001        1.131           1.158               3,881,543
                                                               2000        1.080           1.131                 293,012
                                                               1999        1.044           1.080                  87,063
                                                               1998        1.007           1.044                   8,882
                                                               1997        1.000           1.007                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.190           1.297               4,261,020
                                                               2003        0.942           1.190               4,746,835
                                                               2002        1.228           0.942               4,986,426
                                                               2001        1.417           1.228               4,108,571
                                                               2000        1.581           1.417               3,645,033
                                                               1999        1.327           1.581               1,776,976
                                                               1998        1.047           1.327                 195,925
                                                               1997        1.000           1.047                       -

Scudder Investment VIT Funds
   EAFE(R) Equity index Fund - Class A Shares (9/98)           2004        0.911           1.069                 208,529
                                                               2003        0.692           0.911                 262,796
                                                               2002        0.896           0.692                 168,605
                                                               2001        1.206           0.896                 176,300
                                                               2000        1.468           1.206                 136,060
                                                               1999        1.166           1.468                  86,483
                                                               1998        0.972           1.166                       -
                                                               1997        1.000           0.972                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Small Cap Index Fund - Class A Shares (1/98)                2004        1.165           1.353                 401,331
                                                               2003        0.807           1.165                 472,891
                                                               2002        1.030           0.807                 606,524
                                                               2001        1.024           1.030                 620,344
                                                               2000        1.080           1.024                 495,755
                                                               1999        0.911           1.080                 379,973
                                                               1998        0.945           0.911                       -
                                                               1997        1.000           0.945                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 3.60%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.969           1.033                 146,590
                                                               2003        0.784           0.969                 146,716
                                                               2002        1.044           0.784                 146,854
                                                               2001        1.232           1.044                 146,996
                                                               2000        1.405           1.232                 147,024
                                                               1999        1.206           1.405                 147,045
                                                               1998        1.000           1.206                 147,068


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Money Market Portfolio (10/97)                              2004        1.150           1.146               6,452,252
                                                               2003        1.157           1.150               8,807,998
                                                               2002        1.158           1.157              10,222,059
                                                               2001        1.131           1.158               9,720,708
                                                               2000        1.080           1.131               2,307,960
                                                               1999        1.044           1.080               1,382,006
                                                               1998        1.007           1.044                 728,039
                                                               1997        1.000           1.007                  46,237

Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.190           1.297              17,975,832
                                                               2003        0.942           1.190              19,530,503
                                                               2002        1.228           0.942              21,506,507
                                                               2001        1.417           1.228              20,629,586
                                                               2000        1.581           1.417              17,452,018
                                                               1999        1.327           1.581              15,906,377
                                                               1998        1.047           1.327               6,591,030
                                                               1997        1.000           1.047                 934,805

Scudder Investment VIT Funds
   EAFE(R) Equity index Fund - Class A Shares (10/97)          2004        0.911           1.069               1,487,231
                                                               2003        0.692           0.911               1,597,502
                                                               2002        0.896           0.692               1,659,020
                                                               2001        1.206           0.896               1,593,715
                                                               2000        1.468           1.206               1,663,384
                                                               1999        1.166           1.468               1,264,534
                                                               1998        0.972           1.166                 786,358
                                                               1997        1.000           0.972                 144,516

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Small Cap Index Fund - Class A Shares (10/97)               2004        1.165           1.353               2,136,264
                                                               2003        0.807           1.165               2,372,804
                                                               2002        1.030           0.807               2,867,026
                                                               2001        1.024           1.030               2,628,097
                                                               2000        1.080           1.024               3,263,000
                                                               1999        0.911           1.080               3,362,605
                                                               1998        0.945           0.911               2,147,107
                                                               1997        1.000           0.945                 441,762

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 3.60%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund

   Equity Index Portfolio - Class I Shares (9/97)              2004        0.969           1.033                 157,171
                                                               2003        0.784           0.969                 157,297
                                                               2002        1.044           0.784                 157,435
                                                               2001        1.232           1.044                 162,824
                                                               2000        1.405           1.232                 177,591
                                                               1999        1.206           1.405                 298,659
                                                               1998        1.004           1.206                 341,977


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

             The Insurance Company

             Principal Underwriter

             Distribution and Principal Underwriting Agreement

             Valuation of Assets

             Federal Tax Considerations

             Independent Accountants

             Condensed Financial Information

             Financial Statements

--------------------------------------------------------------------------------



Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

Name:          -----------------------------------------------------------------

Address:       -----------------------------------------------------------------

               -----------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-12682                                                              May 2, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 2, 2005

                                       FOR

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY......................................................    2
PRINCIPAL UNDERWRITER......................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..........................    2
VALUATION OF ASSETS........................................................    3
FEDERAL TAX CONSIDERATIONS.................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................    7
CONDESNED FINANCIAL INFORMATION............................................    8
FINANCIAL STATEMENTS.......................................................  F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o   The Travelers Insurance Company ("TIC")
     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Fund BD IV for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS


           UNDERWRITING COMMISSIONS PAID TO TDLLC   AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                   BY THE COMPANY                       RETAINED BY TDLLC
--------   --------------------------------------   ----------------------------------
2004                      $ 125,706                                $ 0

2003                      $ 121,903                                $ 0

2002                      $ 103,960                                $ 0

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

               (a) = investment income plus capital gains and losses (whether realized or unrealized);

               (b) = any deduction for applicable taxes (presently zero); and

               (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.

This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account Fund BD IV for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                  26,582
                                                               2003        0.607           0.747                  47,692
                                                               2002        0.884           0.607                  66,257
                                                               2001        1.000           0.884                  38,368

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.024           1.121                      --
                                                               2003        0.787           1.024                      --
                                                               2002        1.000           0.787                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.622           0.663                 435,517
                                                               2003        0.512           0.622                 526,492
                                                               2002        0.752           0.512                 553,711
                                                               2001        1.000           0.752                 472,388

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.983           1.098                 259,242
                                                               2003        0.738           0.983                 186,566
                                                               2002        0.879           0.738                 225,675
                                                               2001        1.000           0.879                  39,649

   Growth Fund - Class 2 Shares (11/99)                        2004        0.984           1.089                 822,055
                                                               2003        0.731           0.984                 716,651
                                                               2002        0.983           0.731                 665,207
                                                               2001        1.000           0.983                 507,376

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.161           1.261                 692,311
                                                               2003        0.891           1.161                 677,603
                                                               2002        1.109           0.891                 637,610
                                                               2001        1.000           1.109                 176,771

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        0.763           0.837                 106,831
                                                               2003        0.565           0.763                 108,362
                                                               2002        0.805           0.565                  63,012
                                                               2001        1.000           0.805                  11,089

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152                  61,625
                                                               2003        0.844           1.039                  80,317
                                                               2002        1.000           0.844                  63,760

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                      --
                                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        0.921           1.074                 490,264
                                                               2003        0.708           0.921                 362,736
                                                               2002        0.883           0.708                 363,371
                                                               2001        1.000           0.883                 372,306

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.028           1.174                      --
                                                               2003        0.791           1.028                      --
                                                               2002        0.980           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        0.964           1.032                  80,910
                                                               2003        0.787           0.964                  83,342
                                                               2002        0.969           0.787                  81,729
                                                               2001        1.000           0.969                  67,228

   Diversified Strategic Income Portfolio (11/99)              2004        1.167           1.226                 143,956
                                                               2003        1.061           1.167                 138,958
                                                               2002        1.029           1.061                  71,933
                                                               2001        1.000           1.029                  19,815

   Equity Index Portfolio - Class II Shares (11/99)            2004        0.788           0.855                 135,502
                                                               2003        0.627           0.788                 143,048

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares  (continued)       2002        0.820           0.627                  50,016
                                                               2001        1.000           0.820                  18,820

   Fundamental Value Portfolio (11/99)                         2004        1.227           1.307                 520,325
                                                               2003        0.899           1.227                 514,487
                                                               2002        1.161           0.899                 537,929
                                                               2001        1.000           1.161                 394,244

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.376           0.446                   4,188
                                                               2003        0.283           0.376                   4,654
                                                               2002        0.401           0.283                   5,449
                                                               2001        1.000           0.401                  37,119

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                  65,979
                                                               2003        1.000           1.334                  62,628

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                  50,181
                                                               2003        1.000           1.258                  44,319

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.205                  14,089
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                   9,383
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204                 655,940
                                                               2003        1.129           1.167                 668,500

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                                 2002        1.051           1.129                 428,795
                                                               2001        1.000           1.051                 133,797

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.724           0.767                  11,387
                                                               2003        0.558           0.724                  34,347
                                                               2002        0.805           0.558                  35,744
                                                               2001        1.000           0.805                  20,652

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003                  13,200
                                                               2003        0.694           0.877                  12,398
                                                               2002        0.856           0.694                  12,408
                                                               2001        1.000           0.856                  12,419

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599                  62,695
                                                               2003        0.874           1.288                  65,416
                                                               2002        1.087           0.874                  99,145
                                                               2001        1.000           1.087                  19,095

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.219           1.299                 364,905
                                                               2003        0.891           1.219                 390,414
                                                               2002        1.208           0.891                 338,073
                                                               2001        1.000           1.208                 267,374

   Investors Fund - Class I (11/99)                            2004        1.072           1.165                 243,422
                                                               2003        0.823           1.072                 295,422
                                                               2002        1.087           0.823                 166,026
                                                               2001        1.000           1.087                 118,438

   Small Cap Growth Fund - Class I (11/99)                     2004        1.201           1.361                  15,192
                                                               2003        0.820           1.201                  13,436
                                                               2002        1.276           0.820                  28,961
                                                               2001        1.000           1.276                  15,650

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.790           0.804                   6,025
                                                               2003        0.650           0.790                  26,689
                                                               2002        0.893           0.650                  27,520
                                                               2001        1.000           0.893                  18,613

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.851           0.861                      --
                                                               2003        0.644           0.851                      --
                                                               2002        0.893           0.644                      --
                                                               2001        1.000           0.893                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.372           1.440                  21,787
                                                               2003        1.061           1.372                      --
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.245           1.287                 133,489
                                                               2003        1.038           1.245                 128,703
                                                               2002        1.000           1.038                  11,625

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.390           1.508                  13,419
                                                               2003        1.074           1.390                  13,448
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.357           1.425                  26,947
                                                               2003        1.069           1.357                      --
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.138           1.231                 220,797
                                                               2003        0.882           1.138                 263,231
                                                               2002        1.041           0.882                 179,228
                                                               2001        1.000           1.041                 147,790

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Large Cap Portfolio (11/99)                                 2004        0.720           0.755                 180,057
                                                               2003        0.587           0.720                 179,411
                                                               2002        0.773           0.587                 177,655
                                                               2001        1.000           0.773                 129,126

   Lazard International Stock Portfolio (5/00)                 2004        0.743           0.846                  23,976
                                                               2003        0.587           0.743                  24,841

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        0.709           0.808                  19,382
                                                               2003        0.594           0.709                  19,501
                                                               2002        0.807           0.594                  18,731
                                                               2001        1.000           0.807                  60,196

   MFS Emerging Growth Portfolio (11/99)                       2004        0.583           0.647                 101,167
                                                               2003        0.459           0.583                 110,668
                                                               2002        0.709           0.459                 116,020
                                                               2001        1.000           0.709                  60,909

   MFS Value Portfolio (7/04)                                  2004        0.994           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                      --
                                                               2003        1.000           1.215                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                      --
                                                               2003        0.646           0.823                  19,478
                                                               2002        0.863           0.646                      --
                                                               2001        1.000           0.863                      --

   MFS Total Return Portfolio (11/99)                          2004        1.214           1.332                 536,015
                                                               2003        1.059           1.214                 539,413
                                                               2002        1.136           1.059                 498,176
                                                               2001        1.000           1.136                 418,483

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.248           1.363                  15,251
                                                               2003        1.061           1.248                  25,250
                                                               2002        1.018           1.061                  27,197
                                                               2001        1.033           1.018                   8,403

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.144           1.238                 557,887
                                                               2003        0.864           1.144                 580,565
                                                               2002        1.304           0.864                 639,967
                                                               2001        1.000           1.304                 665,934

   Smith Barney High Income Portfolio (11/99)                  2004        1.042           1.133                 374,788
                                                               2003        0.830           1.042                 443,505
                                                               2002        0.872           0.830                 533,727
                                                               2001        1.000           0.872                 245,081

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2004        0.574           0.666                  22,828
                                                               2003        0.458           0.574                  22,840
                                                               2002        0.626           0.458                  22,854
                                                               2001        1.000           0.626                  18,316

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.928           1.010                 130,827
                                                               2003        0.739           0.928                 143,039
                                                               2002        1.007           0.739                 159,945
                                                               2001        1.000           1.007                 133,560

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.926           0.915                 280,446
                                                               2003        0.638           0.926                 304,246
                                                               2002        0.861           0.638                 314,292
                                                               2001        1.000           0.861                 261,322

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.221           1.327                 139,054
                                                               2003        0.956           1.221                 140,986
                                                               2002        1.201           0.956                 170,504
                                                               2001        1.000           1.201                 116,293

   Smith Barney Money Market Portfolio (11/99)                 2004        1.060           1.052                  50,303
                                                               2003        1.070           1.060                  50,347
                                                               2002        1.074           1.070                 261,045
                                                               2001        1.000           1.074                 429,755

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (11/99)                          2004        0.674           0.731                  95,314
                                                               2003        0.517           0.674                 219,977
                                                               2002        0.790           0.517                 213,950
                                                               2001        1.000           0.790                 300,275

   Travelers Managed Income Portfolio (11/99)                  2004        1.196           1.211                  79,135
                                                               2003        1.121           1.196                  82,468
                                                               2002        1.115           1.121                  92,965
                                                               2001        1.000           1.115                  49,595

   Van Kampen Enterprise Portfolio (11/99)                     2004        0.646           0.660                  51,474
                                                               2003        0.522           0.646                  51,815
                                                               2002        0.752           0.522                  53,325
                                                               2001        1.000           0.752                  74,568

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        0.693           0.730                 274,208
                                                               2003        0.553           0.693                 393,232
                                                               2002        0.832           0.553                 393,325
                                                               2001        1.000           0.832                 422,164

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.965           1.098                  31,381
                                                               2003        0.691           0.965                  37,499
                                                               2002        0.944           0.691                  29,678
                                                               2001        1.000           0.944                  13,580

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.017           1.155                 117,221
                                                               2003        0.805           1.017                 114,696
                                                               2002        0.903           0.805                  36,293
                                                               2001        1.000           0.903                  81,469

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518                  44,749
                                                               2003        0.909           1.237                  53,053
                                                               2002        1.027           0.909                  16,792

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                 622,723
                                                               2003        0.607           0.747                 669,878
                                                               2002        0.884           0.607                 647,408
                                                               2001        1.000           0.884                 672,046

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.024           1.121                 683,668
                                                               2003        0.787           1.024                 644,830
                                                               2002        1.000           0.787                 210,350

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.620           0.661              17,458,468
                                                               2003        0.511           0.620              20,231,448
                                                               2002        0.750           0.511              23,790,186
                                                               2001        0.923           0.750              29,036,887
                                                               2000        1.127           0.923              28,034,507
                                                               1999        1.000           1.127               5,273,207

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.980           1.095              19,534,649
                                                               2003        0.736           0.980              19,281,519
                                                               2002        0.877           0.736              18,146,401
                                                               2001        1.039           0.877              18,176,320
                                                               2000        1.301           1.039              17,191,023
                                                               1999        1.000           1.301               1,335,904

   Growth Fund - Class 2 Shares (11/99)                        2004        0.981           1.086              37,953,580
                                                               2003        0.728           0.981              39,131,474
                                                               2002        0.980           0.728              37,722,692
                                                               2001        1.217           0.980              38,023,813
                                                               2000        1.183           1.217              27,954,276
                                                               1999        1.000           1.183               4,513,981

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.158           1.258              31,453,754
                                                               2003        0.888           1.158              31,844,180
                                                               2002        1.105           0.888              29,371,372
                                                               2001        1.095           1.105              27,111,322

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Growth-Income Fund - Class 2 Shares  (continued)            2000        1.031           1.095              18,696,964
                                                               1999        1.000           1.031               2,847,709

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        0.761           0.835               6,096,216
                                                               2003        0.564           0.761               7,092,605
                                                               2002        0.803           0.564               7,343,903
                                                               2001        0.963           0.803               7,990,242
                                                               2000        1.172           0.963               7,481,600
                                                               1999        1.000           1.172               1,075,985

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152               1,872,962
                                                               2003        0.844           1.039               1,312,095
                                                               2002        1.000           0.844                 528,176

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                 431,376
                                                               2003        1.000           1.446                 176,686

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        0.918           1.071               6,539,777
                                                               2003        0.706           0.918               6,430,070
                                                               2002        0.881           0.706               6,448,965
                                                               2001        1.065           0.881               6,421,300
                                                               2000        1.109           1.065               4,608,384
                                                               1999        1.000           1.109                 940,873

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.028           1.174                 248,943
                                                               2003        0.791           1.028                 120,308
                                                               2002        0.980           0.791                  31,749

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        0.962           1.029               9,010,428
                                                               2003        0.784           0.962               9,470,557
                                                               2002        0.966           0.784               8,688,026
                                                               2001        1.023           0.966               6,870,740
                                                               2000        1.043           1.023               4,390,631
                                                               1999        1.000           1.043               1,032,853

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Diversified Strategic Income Portfolio (11/99)              2004        1.164           1.223               5,832,423
                                                               2003        1.058           1.164               6,154,468
                                                               2002        1.026           1.058               6,504,597
                                                               2001        1.010           1.026               6,858,336
                                                               2000        0.999           1.010               2,959,211
                                                               1999        1.000           0.999                 315,232

   Equity Index Portfolio - Class II Shares (11/99)            2004        0.786           0.853               7,817,980
                                                               2003        0.625           0.786               8,846,088
                                                               2002        0.818           0.625               9,715,715
                                                               2001        0.949           0.818               8,473,335
                                                               2000        1.063           0.949               4,565,965
                                                               1999        1.000           1.063               1,331,138

   Fundamental Value Portfolio (11/99)                         2004        1.224           1.304              14,278,728
                                                               2003        0.897           1.224              15,405,051
                                                               2002        1.158           0.897              15,584,731
                                                               2001        1.243           1.158              11,718,159
                                                               2000        1.048           1.243               2,753,940
                                                               1999        1.000           1.048                 193,248

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.375           0.445               6,040,871
                                                               2003        0.283           0.375               6,730,744
                                                               2002        0.400           0.283               7,940,507
                                                               2001        0.673           0.400              11,884,574
                                                               2000        1.000           0.673               9,173,879

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                 364,644
                                                               2003        1.000           1.334                 186,971

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                 809,362
                                                               2003        1.000           1.243                 229,799

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                 979,299
                                                               2003        1.000           1.258                 495,913

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                  62,688
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.205                  47,630
                                                               2003        1.000           1.067                  15,770

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122               1,221,214
                                                               2003        1.000           1.046                 462,507

   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204              14,780,009
                                                               2003        1.129           1.167              16,838,317
                                                               2002        1.051           1.129              18,004,391
                                                               2001        1.000           1.051               4,242,977

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.724           0.767                 181,548
                                                               2003        0.558           0.724                 175,579
                                                               2002        0.805           0.558                 197,673
                                                               2001        1.000           0.805                 124,658

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003               1,233,206
                                                               2003        0.694           0.877               1,354,191
                                                               2002        0.856           0.694               1,800,769
                                                               2001        1.000           0.856                 749,754

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599               1,944,449
                                                               2003        0.874           1.288               1,886,162
                                                               2002        1.087           0.874               2,220,650
                                                               2001        1.000           1.087                 839,211

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.215           1.296               8,771,738
                                                               2003        0.888           1.215               9,793,869

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   All Cap Fund - Class I  (continued)                         2002        1.204           0.888              10,775,602
                                                               2001        1.201           1.204               8,547,628
                                                               2000        1.032           1.201               3,343,972
                                                               1999        1.000           1.032                 144,350

   Investors Fund - Class I (11/99)                            2004        1.069           1.162               4,126,063
                                                               2003        0.821           1.069               4,429,588
                                                               2002        1.084           0.821               4,799,603
                                                               2001        1.150           1.084               4,504,340
                                                               2000        1.014           1.150               1,547,583
                                                               1999        1.000           1.014                 323,132

   Small Cap Growth Fund - Class I (11/99)                     2004        1.198           1.357               2,216,423
                                                               2003        0.817           1.198               2,308,032
                                                               2002        1.272           0.817               2,406,334
                                                               2001        1.394           1.272               2,141,864
                                                               2000        1.213           1.394               1,757,555
                                                               1999        1.000           1.213                 334,378

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.790           0.804                 348,769
                                                               2003        0.650           0.790                 341,967
                                                               2002        0.893           0.650                 229,970
                                                               2001        1.000           0.893                 144,460

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.851           0.861                 613,341
                                                               2003        0.644           0.851                 761,598
                                                               2002        0.893           0.644               1,136,435
                                                               2001        1.000           0.893                 480,035

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.372           1.440               4,804,973
                                                               2003        1.061           1.372               4,292,958
                                                               2002        1.000           1.061                 466,163

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.245           1.287               3,093,149
                                                               2003        1.038           1.245               2,703,470
                                                               2002        1.000           1.038                 371,070

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.390           1.508                 578,480
                                                               2003        1.074           1.390                 340,044
                                                               2002        1.000           1.074                 216,556

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.357           1.425                 526,905
                                                               2003        1.069           1.357                 567,397
                                                               2002        1.000           1.069                   9,113

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.135           1.228               5,913,660
                                                               2003        0.879           1.135               5,904,217
                                                               2002        1.038           0.879               5,817,969
                                                               2001        1.130           1.038               5,670,567
                                                               2000        1.052           1.130               3,655,356
                                                               1999        1.000           1.052                 581,591

   Large Cap Portfolio (11/99)                                 2004        0.718           0.753               5,226,240
                                                               2003        0.585           0.718               5,685,645
                                                               2002        0.771           0.585               5,323,665
                                                               2001        0.947           0.771               6,056,750
                                                               2000        1.125           0.947               4,871,712
                                                               1999        1.000           1.125                 715,311

   Lazard International Stock Portfolio (5/00)                 2004        0.742           0.845               1,560,195
                                                               2003        0.586           0.742                 740,372

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        0.707           0.806               4,709,694
                                                               2003        0.593           0.707               5,233,477
                                                               2002        0.805           0.593               5,820,389
                                                               2001        1.055           0.805               6,519,866
                                                               2000        1.135           1.055               5,293,596
                                                               1999        1.000           1.135                 648,369

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Emerging Growth Portfolio (11/99)                       2004        0.581           0.645               6,861,024
                                                               2003        0.457           0.581               8,163,696
                                                               2002        0.707           0.457               9,263,540
                                                               2001        1.126           0.707              11,423,573
                                                               2000        1.432           1.126              11,797,938
                                                               1999        1.000           1.432               1,856,574

   MFS Value Portfolio (7/04)                                  2004        0.994           1.121                 187,778

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                  61,089
                                                               2003        1.000           1.215                  39,407

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                 440,180
                                                               2003        0.646           0.823                 497,831
                                                               2002        0.863           0.646                 355,655
                                                               2001        1.000           0.863                 295,944

   MFS Total Return Portfolio (11/99)                          2004        1.211           1.328              18,088,224
                                                               2003        1.056           1.211              18,653,914
                                                               2002        1.132           1.056              17,726,342
                                                               2001        1.151           1.132              15,105,160
                                                               2000        1.002           1.151               6,755,149
                                                               1999        1.000           1.002                 421,734

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.246           1.360                 173,019
                                                               2003        1.059           1.246                  70,780
                                                               2002        1.016           1.059                  74,246
                                                               2001        0.991           1.016                 299,331
                                                               2000        0.994           0.991                  74,942

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                 307,514
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.141           1.234              25,400,804
                                                               2003        0.862           1.141              27,534,631
                                                               2002        1.300           0.862              27,508,553
                                                               2001        1.377           1.300              32,746,985

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)       2000        1.209           1.377              15,970,239
                                                               1999        1.000           1.209               1,899,455

   Smith Barney High Income Portfolio (11/99)                  2004        1.039           1.130               6,422,403
                                                               2003        0.828           1.039               7,008,707
                                                               2002        0.870           0.828               5,047,118
                                                               2001        0.918           0.870               4,622,624
                                                               2000        1.015           0.918               2,271,887
                                                               1999        1.000           1.015                 431,806

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2004        0.573           0.664               3,979,179
                                                               2003        0.457           0.573               4,545,607
                                                               2002        0.624           0.457               5,451,530
                                                               2001        0.922           0.624               6,861,761
                                                               2000        1.229           0.922               6,991,811
                                                               1999        1.000           1.229                 456,157

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.925           1.007              10,081,023
                                                               2003        0.737           0.925              11,246,174
                                                               2002        1.004           0.737              11,266,892
                                                               2001        1.111           1.004              11,961,528
                                                               2000        0.998           1.111               6,078,392
                                                               1999        1.000           0.998                 676,689

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.924           0.912              18,175,449
                                                               2003        0.636           0.924              19,715,753
                                                               2002        0.859           0.636              19,430,483
                                                               2001        0.998           0.859              20,224,489
                                                               2000        1.090           0.998              15,577,436
                                                               1999        1.000           1.090               2,543,458

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.218           1.323               7,726,947
                                                               2003        0.953           1.218               8,410,792
                                                               2002        1.198           0.953               9,372,595
                                                               2001        1.352           1.198               9,076,242
                                                               2000        1.165           1.352               5,564,635
                                                               1999        1.000           1.165                 583,087

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Money Market Portfolio (11/99)                 2004        1.057           1.050              12,246,592
                                                               2003        1.067           1.057              14,812,268
                                                               2002        1.071           1.067              24,649,125
                                                               2001        1.049           1.071              20,703,283
                                                               2000        1.005           1.049               9,983,343
                                                               1999        1.000           1.005               4,261,461

   Strategic Equity Portfolio (11/99)                          2004        0.672           0.729              12,016,100
                                                               2003        0.515           0.672              13,185,712
                                                               2002        0.788           0.515              14,018,634
                                                               2001        0.925           0.788              18,452,438
                                                               2000        1.149           0.925              15,213,070
                                                               1999        1.000           1.149               2,482,793

   Travelers Managed Income Portfolio (11/99)                  2004        1.193           1.207               5,275,822
                                                               2003        1.118           1.193               5,866,646
                                                               2002        1.112           1.118               6,368,871
                                                               2001        1.058           1.112               5,448,475
                                                               2000        0.997           1.058               1,590,702
                                                               1999        1.000           0.997                 346,462

   Van Kampen Enterprise Portfolio (11/99)                     2004        0.644           0.658               3,291,418
                                                               2003        0.521           0.644               3,585,079
                                                               2002        0.749           0.521               3,895,303
                                                               2001        0.967           0.749               4,424,482
                                                               2000        1.152           0.967               4,320,274
                                                               1999        1.000           1.152                 436,721

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        0.691           0.728              13,673,152
                                                               2003        0.551           0.691              16,133,329
                                                               2002        0.830           0.551              18,222,088
                                                               2001        1.231           0.830              21,447,162
                                                               2000        1.392           1.231              20,721,308
                                                               1999        1.000           1.392               4,621,812

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.965           1.098                 551,177
                                                               2003        0.691           0.965                 647,899

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        0.944           0.691                 719,832
                                                               2001        1.000           0.944                  84,932

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.014           1.151               8,727,904
                                                               2003        0.803           1.014               8,962,714
                                                               2002        0.901           0.803               9,326,096
                                                               2001        1.045           0.901               9,656,771
                                                               2000        1.138           1.045              10,233,244
                                                               1999        1.000           1.138               3,185,580

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518               1,776,115
                                                               2003        0.909           1.237               1,361,791
                                                               2002        1.027           0.909                 910,419

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.183           1.229                  12,240
                                                               2003        0.963           1.183                  11,651

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.247           1.362                 158,670
                                                               2003        0.960           1.247                 158,430

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.148           1.222                 335,426
                                                               2003        0.948           1.148                 303,021

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.308           1.458                 391,637
                                                               2003        0.984           1.308                 331,023

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Growth Fund - Class 2 Shares (11/99)                        2004        1.291           1.426               2,613,580
                                                               2003        0.961           1.291               2,130,194

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.263           1.370               2,800,733
                                                               2003        0.971           1.263               2,191,185

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.306           1.430                 235,507
                                                               2003        0.969           1.306                 274,176

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.222           1.352                 461,125
                                                               2003        0.994           1.222                 352,384

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                 148,057
                                                               2003        1.000           1.444                  80,388

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.284           1.495                 359,092
                                                               2003        0.989           1.284                 277,388

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.267           1.444                 128,602
                                                               2003        0.977           1.267                  91,055
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.195           1.277                 665,648
                                                               2003        0.977           1.195                 595,688

   Diversified Strategic Income Portfolio (11/99)              2004        1.109           1.162                 384,855
                                                               2003        1.010           1.109                 387,976

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.213           1.314                 741,960
                                                               2003        0.967           1.213                 721,895

   Fundamental Value Portfolio (11/99)                         2004        1.315           1.398                 788,242
                                                               2003        0.966           1.315                 689,484

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.301           1.540                 101,124
                                                               2003        0.983           1.301                  98,450

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                 157,360
                                                               2003        1.000           1.332                 131,801

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                 347,456
                                                               2003        1.000           1.241                 331,917

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                 329,638
                                                               2003        1.000           1.256                 158,082

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                   4,023
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.203                  27,414
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                 320,774
                                                               2003        1.000           1.045                 287,921

   Total Return Portfolio - Administrative Class (5/01)        2004        1.044           1.075               3,486,677
                                                               2003        1.012           1.044               2,727,021

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.242           1.313                   2,465
                                                               2003        0.958           1.242                   2,466

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.255           1.433                 119,645
                                                               2003        0.994           1.255                 119,420

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.436           1.780                 474,438
                                                               2003        0.977           1.436                 306,882

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.311           1.395                 470,075
                                                               2003        0.960           1.311                 460,823

   Investors Fund - Class I (11/99)                            2004        1.246           1.351                 200,936
                                                               2003        0.959           1.246                  39,902

   Small Cap Growth Fund - Class I (11/99)                     2004        1.418           1.604                 175,643
                                                               2003        0.970           1.418                  69,052

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.168           1.186                  75,714
                                                               2003        0.963           1.168                  75,729

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.266           1.279                  72,418
                                                               2003        0.960           1.266                  58,660

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.251           1.311               1,973,412
                                                               2003        0.969           1.251               1,578,436
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.173           1.210               1,667,278
                                                               2003        0.980           1.173               1,220,235
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.244           1.347                 225,311
                                                               2003        0.963           1.244                 300,233
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.218           1.277                 748,544
                                                               2003        0.962           1.218                 529,593
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.235           1.333                 640,163
                                                               2003        0.958           1.235                 530,915

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Large Cap Portfolio (11/99)                                 2004        1.184           1.238                 169,135
                                                               2003        0.967           1.184                 136,097

   Lazard International Stock Portfolio (5/00)                 2004        1.265           1.438                 134,480
                                                               2003        1.001           1.265                 104,454

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.158           1.318                  59,739
                                                               2003        0.973           1.158                  73,087

   MFS Emerging Growth Portfolio (11/99)                       2004        1.232           1.364                 122,105
                                                               2003        0.971           1.232                  95,927

   MFS Value Portfolio (7/04)                                  2004        0.993           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                  43,534
                                                               2003        1.000           1.214                   6,184

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.228           1.285                  49,918
                                                               2003        0.967           1.228                  33,110

   MFS Total Return Portfolio (11/99)                          2004        1.128           1.235               2,014,082
                                                               2003        0.986           1.128               1,900,092

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.184           1.290                      --
                                                               2003        1.008           1.184                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                  12,394
                                                               2003        1.000           0.998                   2,100

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.256           1.357               1,404,790
                                                               2003        0.951           1.256               1,087,857

   Smith Barney High Income Portfolio (11/99)                  2004        1.262           1.369               1,262,902
                                                               2003        1.007           1.262               1,143,869

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2004        1.234           1.429                  21,026
                                                               2003        0.986           1.234                  12,763

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Large Cap Value Portfolio (11/99)              2004        1.215           1.320                      --
                                                               2003        0.969           1.215                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.371           1.352                 397,009
                                                               2003        0.946           1.371                 293,892

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.245           1.350                 213,334
                                                               2003        0.977           1.245                 179,023

   Smith Barney Money Market Portfolio (11/99)                 2004        0.988           0.979                 735,221
                                                               2003        1.000           0.988                 597,608

   Strategic Equity Portfolio (11/99)                          2004        1.262           1.366                 329,178
                                                               2003        0.970           1.262                 326,199

   Travelers Managed Income Portfolio (11/99)                  2004        1.080           1.091               1,021,410
                                                               2003        1.014           1.080                 787,177

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.192           1.216                   1,832
                                                               2003        0.966           1.192                   1,542

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.200           1.262                  76,371
                                                               2003        0.960           1.200                  75,068

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.359           1.543                 150,826
                                                               2003        0.975           1.359                 165,350

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.250           1.416                 480,832
                                                               2003        0.992           1.250                 450,547

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.339           1.640               1,018,483
                                                               2003        0.986           1.339                 869,633

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.743           0.772                 502,360
                                                               2003        0.605           0.743                 503,521
                                                               2002        0.883           0.605                 550,900
                                                               2001        1.000           0.883                 241,785

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.020           1.115                 148,290
                                                               2003        0.786           1.020                 148,070
                                                               2002        1.000           0.786                 193,818

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.616           0.656               2,422,021
                                                               2003        0.509           0.616               2,534,558
                                                               2002        0.749           0.509               2,761,613
                                                               2001        1.000           0.749               2,203,655

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.975           1.087              14,038,586
                                                               2003        0.734           0.975              12,687,639
                                                               2002        0.875           0.734               8,371,123
                                                               2001        1.000           0.875               1,544,419

   Growth Fund - Class 2 Shares (11/99)                        2004        0.975           1.078              17,617,208
                                                               2003        0.726           0.975              16,287,152
                                                               2002        0.978           0.726              10,871,684
                                                               2001        1.000           0.978               4,340,090

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.151           1.248              21,686,362
                                                               2003        0.885           1.151              19,684,170
                                                               2002        1.104           0.885              13,136,644
                                                               2001        1.000           1.104               2,553,991

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        0.757           0.829                 278,131
                                                               2003        0.562           0.757                 316,594
                                                               2002        0.802           0.562                 279,521
                                                               2001        1.000           0.802                 263,943

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.036           1.146                 519,463
                                                               2003        0.842           1.036                 339,300
                                                               2002        1.000           0.842                  10,755

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                 127,549
                                                               2003        1.000           1.444                  81,239

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        0.913           1.063               1,163,252
                                                               2003        0.703           0.913                 926,381
                                                               2002        0.879           0.703                 848,308
                                                               2001        1.000           0.879                 629,693

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.025           1.168                  60,904
                                                               2003        0.790           1.025                  36,914
                                                               2002        0.980           0.790                  14,815

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        0.956           1.022               3,542,077
                                                               2003        0.782           0.956               3,677,132
                                                               2002        0.965           0.782               3,047,877
                                                               2001        1.000           0.965               1,776,997

   Diversified Strategic Income Portfolio (11/99)              2004        1.157           1.214               1,402,899
                                                               2003        1.055           1.157               1,827,618
                                                               2002        1.024           1.055                 839,370
                                                               2001        1.000           1.024                 893,723

   Equity Index Portfolio - Class II Shares (11/99)            2004        0.781           0.846               1,710,378
                                                               2003        0.623           0.781               1,904,694
                                                               2002        0.817           0.623               1,645,211
                                                               2001        1.000           0.817               2,026,387

   Fundamental Value Portfolio (11/99)                         2004        1.217           1.294               7,138,888
                                                               2003        0.894           1.217               7,499,816
                                                               2002        1.157           0.894               7,710,583
                                                               2001        1.000           1.157               4,922,412

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.373           0.442                 504,404
                                                               2003        0.282           0.373                 577,215
                                                               2002        0.399           0.282                 768,122
                                                               2001        1.000           0.399                 957,864

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                 143,569
                                                               2003        1.000           1.332                 110,206

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                 139,195
                                                               2003        1.000           1.241                  69,924

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                 579,899
                                                               2003        1.000           1.256                 184,059

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                  21,094
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.203                  38,258
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                 966,189
                                                               2003        1.000           1.045                  66,862

   Total Return Portfolio - Administrative Class (5/01)        2004        1.160           1.195               4,288,696
                                                               2003        1.125           1.160               4,958,737
                                                               2002        1.050           1.125               7,601,486
                                                               2001        1.000           1.050               1,040,045

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.721           0.761                  38,783
                                                               2003        0.556           0.721                  39,926

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        0.804           0.556                  29,622
                                                               2001        1.000           0.804                  14,734

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.873           0.996                 146,052
                                                               2003        0.691           0.873                 211,713
                                                               2002        0.855           0.691                 322,648
                                                               2001        1.000           0.855                  86,605

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.281           1.588                 465,147
                                                               2003        0.871           1.281                 572,206
                                                               2002        1.086           0.871                 653,195
                                                               2001        1.000           1.086                 141,792

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.209           1.286               2,291,751
                                                               2003        0.885           1.209               2,556,109
                                                               2002        1.203           0.885               2,730,229
                                                               2001        1.000           1.203               1,624,219

   Investors Fund - Class I (11/99)                            2004        1.064           1.153               1,177,171
                                                               2003        0.818           1.064               1,323,286
                                                               2002        1.083           0.818               1,169,456
                                                               2001        1.000           1.083               1,074,948

   Small Cap Growth Fund - Class I (11/99)                     2004        1.191           1.347                 574,902
                                                               2003        0.815           1.191                 576,668
                                                               2002        1.270           0.815                 485,599
                                                               2001        1.000           1.270                 272,556

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.786           0.798                 311,117
                                                               2003        0.648           0.786                 308,611
                                                               2002        0.891           0.648                 438,194
                                                               2001        1.000           0.891                  50,962

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.846           0.855                 296,625
                                                               2003        0.641           0.846                 353,158
                                                               2002        0.892           0.641                 325,735
                                                               2001        1.000           0.892                 254,423

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.369           1.434               1,130,241
                                                               2003        1.060           1.369               1,552,275
                                                               2002        1.000           1.060                  64,335

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.242           1.281               1,469,076
                                                               2003        1.037           1.242               1,212,059
                                                               2002        1.000           1.037                  85,778

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.387           1.502                 375,028
                                                               2003        1.073           1.387                 202,888
                                                               2002        1.000           1.073                  33,025

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.353           1.419                 181,446
                                                               2003        1.068           1.353                 123,563
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.129           1.218               1,068,502
                                                               2003        0.876           1.129               1,009,582
                                                               2002        1.037           0.876               1,084,598
                                                               2001        1.000           1.037                 993,080

   Large Cap Portfolio (11/99)                                 2004        0.714           0.747                 869,453
                                                               2003        0.583           0.714                 855,552
                                                               2002        0.769           0.583                 677,781
                                                               2001        1.000           0.769                 439,291

   Lazard International Stock Portfolio (5/00)                 2004        0.737           0.838                 222,987
                                                               2003        0.584           0.737                 138,766

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        0.703           0.800                 783,000
                                                               2003        0.591           0.703                 735,879
                                                               2002        0.803           0.591                 698,259
                                                               2001        1.000           0.803                 662,621

   MFS Emerging Growth Portfolio (11/99)                       2004        0.578           0.640                 853,061
                                                               2003        0.456           0.578                 932,441
                                                               2002        0.706           0.456                 824,344
                                                               2001        1.000           0.706                 900,007

   MFS Value Portfolio (7/04)                                  2004        0.993           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                   6,543
                                                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.818           0.856                 171,322
                                                               2003        0.644           0.818                 221,463
                                                               2002        0.862           0.644                 139,857
                                                               2001        1.000           0.862                 898,773

   MFS Total Return Portfolio (11/99)                          2004        1.204           1.318              11,877,187
                                                               2003        1.052           1.204              10,446,839
                                                               2002        1.131           1.052               7,540,877
                                                               2001        1.000           1.131               3,539,246

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.239           1.350                  27,029
                                                               2003        1.055           1.239                   2,981
                                                               2002        1.015           1.055                  17,525
                                                               2001        1.031           1.015                   7,608

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                 134,836
                                                               2003        1.000           0.998                   1,896

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.135           1.225               7,989,741
                                                               2003        0.859           1.135               8,426,576
                                                               2002        1.298           0.859               7,951,344
                                                               2001        1.000           1.298               4,928,732

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney High Income Portfolio (11/99)                  2004        1.033           1.121               1,472,120
                                                               2003        0.825           1.033               1,602,990
                                                               2002        0.868           0.825               1,194,393
                                                               2001        1.000           0.868                 839,928

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2004        0.570           0.659                 266,699
                                                               2003        0.455           0.570                 260,523
                                                               2002        0.623           0.455                 280,757
                                                               2001        1.000           0.623                 200,904

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.920           1.000               2,506,380
                                                               2003        0.734           0.920               2,752,666
                                                               2002        1.002           0.734               2,810,984
                                                               2001        1.000           1.002               2,109,710

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.918           0.905               4,418,490
                                                               2003        0.634           0.918               4,722,739
                                                               2002        0.858           0.634               3,981,401
                                                               2001        1.000           0.858               4,414,564

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.211           1.313               1,323,755
                                                               2003        0.950           1.211               1,414,246
                                                               2002        1.196           0.950               1,135,832
                                                               2001        1.000           1.196                 964,441

   Smith Barney Money Market Portfolio (11/99)                 2004        1.051           1.042               2,677,978
                                                               2003        1.063           1.051               3,107,302
                                                               2002        1.069           1.063               6,655,526
                                                               2001        1.000           1.069               3,792,004

   Strategic Equity Portfolio (11/99)                          2004        0.668           0.724               1,352,969
                                                               2003        0.513           0.668               1,595,899
                                                               2002        0.787           0.513               1,454,962
                                                               2001        1.000           0.787               1,336,240

   Travelers Managed Income Portfolio (11/99)                  2004        1.186           1.198               1,256,804
                                                               2003        1.114           1.186               2,050,418

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Travelers Managed Income Portfolio  (continued)             2002        1.110           1.114               1,264,864
                                                               2001        1.000           1.110                 630,893

   Van Kampen Enterprise Portfolio (11/99)                     2004        0.641           0.653                 162,682
                                                               2003        0.519           0.641                 211,308
                                                               2002        0.748           0.519                 239,297
                                                               2001        1.000           0.748                 269,829

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        0.687           0.722               1,326,872
                                                               2003        0.549           0.687               1,838,477
                                                               2002        0.829           0.549               2,153,337
                                                               2001        1.000           0.829               1,864,780

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.960           1.090                 231,928
                                                               2003        0.688           0.960                 199,188
                                                               2002        0.943           0.688                  98,063
                                                               2001        1.000           0.943                  17,285

Variable Insurance Products Fund II
   Contrafund (R) Portfolio - Service Class (11/99)            2004        1.009           1.143               1,099,601
                                                               2003        0.800           1.009                 569,672
                                                               2002        0.900           0.800                 850,748
                                                               2001        1.000           0.900                 549,352

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.230           1.507                 814,467
                                                               2003        0.906           1.230                 653,619
                                                               2002        1.000           0.906                 307,773

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                      --
                                                               2003        0.960           1.244                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                  23,757
                                                               2003        0.984           1.305                  14,210

   Growth Fund - Class 2 Shares (11/99)                        2004        1.288           1.420                  29,816
                                                               2003        0.961           1.288                  18,424

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.261           1.364                  17,509
                                                               2003        0.971           1.261                  12,992

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                   3,116
                                                               2003        0.994           1.220                   3,153

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.281           1.489                      --
                                                               2003        0.989           1.281                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.265           1.438                      --
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.193           1.272                      --
                                                               2003        0.977           1.193                      --

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Diversified Strategic Income Portfolio (11/99)              2004        1.106           1.158                      --
                                                               2003        1.010           1.106                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.211           1.308                      --
                                                               2003        0.967           1.211                     ---

   Fundamental Value Portfolio (11/99)                         2004        1.312           1.392                      --
                                                               2003        0.966           1.312                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                      --
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  25,374
                                                               2003        1.012           1.042                  24,369

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.308           1.389                   9,553
                                                               2003        0.960           1.308                   9,550

   Investors Fund - Class I (11/99)                            2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                      --
                                                               2003        0.969           1.249                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                      --
                                                               2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                      --
                                                               2003        0.963           1.241                      --
                                                               2002        1.000           0.963                      --

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.216           1.272                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                      --
                                                               2003        0.967           1.181                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.229           1.358                      --
                                                               2003        0.971           1.229                      --

   MFS Value Portfolio (7/04)                                  2004        0.993           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (11/99)                          2004        1.126           1.230                  53,215
                                                               2003        0.986           1.126                  34,407

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.254           1.351                  10,542
                                                               2003        0.951           1.254                  10,550

   Smith Barney High Income Portfolio (11/99)                  2004        1.259           1.363                   5,748
                                                               2003        1.007           1.259                   5,752

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2004        1.231           1.423                      --
                                                               2003        0.986           1.231                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        1.212           1.314                      --
                                                               2003        0.969           1.212                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.346                      --
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.242           1.345                      --
                                                               2003        0.977           1.242                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.986           0.975                      --
                                                               2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.078           1.087                  13,913
                                                               2003        1.014           1.078                   9,585

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.247           1.410                      --
                                                               2003        0.991           1.247                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                  12,999
                                                               2003        0.986           1.336                   9,625

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                  12,413
                                                               2003        0.963           1.181                  17,759

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                  64,717
                                                               2003        0.960           1.244                  56,384

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                 215,603
                                                               2003        0.948           1.146                 140,484

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                 568,405
                                                               2003        0.984           1.305                 230,499

   Growth Fund - Class 2 Shares (11/99)                        2004        1.288           1.420               2,174,558
                                                               2003        0.961           1.288               1,570,074

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.261           1.364               2,464,499
                                                               2003        0.971           1.261               1,651,863

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.303           1.424                 215,079
                                                               2003        0.969           1.303                 201,494

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                 480,020
                                                               2003        0.994           1.220                 399,669

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                 100,794
                                                               2003        1.000           1.442                  71,761

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.281           1.489                 310,191
                                                               2003        0.989           1.281                 244,758

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.265           1.438                  53,572
                                                               2003        0.976           1.265                  21,906
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.193           1.272               1,128,648
                                                               2003        0.977           1.193                 921,298

   Diversified Strategic Income Portfolio (11/99)              2004        1.106           1.158                 162,450
                                                               2003        1.010           1.106                 136,928

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.211           1.308                 411,322
                                                               2003        0.967           1.211                 374,650

   Fundamental Value Portfolio (11/99)                         2004        1.312           1.392                 638,547
                                                               2003        0.966           1.312                 404,104

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                 113,467
                                                               2003        0.983           1.298                  99,969

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                 150,508
                                                               2003        1.000           1.330                  97,171

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                 290,674
                                                               2003        1.000           1.239                 167,595

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                 349,328
                                                               2003        1.000           1.255                 217,985

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                 281,739
                                                               2003        1.000           1.044                 240,797

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071               2,095,600
                                                               2003        1.012           1.042               2,115,078

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                 238,693
                                                               2003        0.994           1.253                 219,951

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                 164,028
                                                               2003        0.977           1.433                 153,913

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.308           1.389                 248,890
                                                               2003        0.960           1.308                 211,895

   Investors Fund - Class I (11/99)                            2004        1.243           1.345                 294,184
                                                               2003        0.958           1.243                 275,654

   Small Cap Growth Fund - Class I (11/99)                     2004        1.415           1.597                 103,106
                                                               2003        0.970           1.415                 115,709

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                  49,884
                                                               2003        0.963           1.166                  45,863

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth              2004        1.263           1.274                  43,087
   Portfolio (5/01)
                                                               2003        0.960           1.263                  36,370

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305               4,713,968
                                                               2003        0.969           1.249               3,197,280
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205               1,461,710
                                                               2003        0.979           1.171               1,099,017
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                 460,907
                                                               2003        0.963           1.241                 351,981
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.216           1.272                 174,476
                                                               2003        0.962           1.216                 152,815
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.232           1.327                 837,507
                                                               2003        0.958           1.232                 783,027

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                 113,899
                                                               2003        0.967           1.181                 112,890

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                 193,163
                                                               2003        1.001           1.262                 115,622

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.156           1.313                  35,453
                                                               2003        0.973           1.156                  30,775

   MFS Emerging Growth Portfolio (11/99)                       2004        1.229           1.358                 217,741
                                                               2003        0.971           1.229                 232,432

   MFS Value Portfolio (7/04)                                  2004        0.993           1.118                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                  16,095
                                                               2003        1.000           1.212                  16,215

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                  43,412
                                                               2003        0.967           1.226                  30,573

   MFS Total Return Portfolio (11/99)                          2004        1.126           1.230               1,650,696
                                                               2003        0.986           1.126               1,307,672

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.181           1.285                   1,738
                                                               2003        1.008           1.181                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                  59,976
                                                               2003        1.000           0.998                  19,961

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.254           1.351               1,816,909
                                                               2003        0.951           1.254               1,298,237

   Smith Barney High Income Portfolio (11/99)                  2004        1.259           1.363                 626,071
                                                               2003        1.007           1.259                 963,403

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2004        1.231           1.423                  40,407
                                                               2003        0.986           1.231                  38,851

   Smith Barney Large Cap Value Portfolio (11/99)              2004        1.212           1.314                  32,871
                                                               2003        0.969           1.212                  32,871

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.346                 454,406
                                                               2003        0.946           1.369                 213,469

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.242           1.345                 414,770
                                                               2003        0.977           1.242                 186,432

   Smith Barney Money Market Portfolio (11/99)                 2004        0.986           0.975                 533,026
                                                               2003        1.000           0.986                 152,315

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                  74,728
                                                               2003        0.969           1.260                  73,289

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Travelers Managed Income Portfolio (11/99)                  2004        1.078           1.087                 383,293
                                                               2003        1.014           1.078                 331,511

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.190           1.211                   9,882
                                                               2003        0.966           1.190                   9,882

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.198           1.257                  32,860
                                                               2003        0.959           1.198                  32,305

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                 164,400
                                                               2003        0.974           1.356                  94,319

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.247           1.410                 298,724
                                                               2003        0.991           1.247                 269,026

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                 440,395
                                                               2003        0.986           1.336                 412,733

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        0.490           0.576                   5,194
                                                               2003        0.398           0.490                   5,201
                                                               2002        0.540           0.398                  73,462
                                                               2001        1.000           0.540                  63,779

   High Yield Bond Trust (6/04)                                2004        0.998           1.068                      --

   Managed Assets Trust (6/04)                                 2004        1.009           1.077                      --

   Money Market Portfolio (10/97)                              2004        1.144           1.137                 358,163
                                                               2003        1.153           1.144                 403,387
                                                               2002        1.156           1.153                 489,209
                                                               2001        1.000           1.156                 409,277

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                  26,582
                                                               2003        0.607           0.747                  47,692
                                                               2002        0.884           0.607                  66,257
                                                               2001        1.000           0.884                  38,368

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.622           0.663                 435,517
                                                               2003        0.512           0.622                 526,492
                                                               2002        0.752           0.512                 553,711
                                                               2001        1.000           0.752                 472,388

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.983           1.098                 259,242
                                                               2003        0.738           0.983                 186,566

   Growth Fund - Class 2 Shares (11/99)                        2004        0.984           1.089                 822,055
                                                               2003        0.731           0.984                 716,651

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.161           1.261                 692,311
                                                               2003        0.891           1.161                 677,603

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        0.815           1.002                   5,059
                                                               2003        0.579           0.815                   5,064
                                                               2002        0.666           0.579                   5,070
                                                               2001        1.000           0.666                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2004        1.704           2.204                  68,141
                                                               2003        1.292           1.704                  62,491
                                                               2002        1.256           1.292                  39,432
                                                               2001        1.000           1.256                   6,450

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        0.984           1.078                  25,016
                                                               2003        0.759           0.984                  23,617
                                                               2002        0.954           0.759                  21,685
                                                               2001        1.000           0.954                   1,380

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        0.852           0.881                  26,540
                                                               2003        0.715           0.852                  27,168
                                                               2002        0.872           0.715                  27,763
                                                               2001        1.000           0.872                   2,817

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152                  61,625
                                                               2003        0.844           1.039                  80,317
                                                               2002        1.000           0.844                  63,760

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                      --
                                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        0.921           1.074                 490,264
                                                               2003        0.708           0.921                 362,736
                                                               2002        0.883           0.708                 363,371
                                                               2001        1.031           0.883                 372,306

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.028           1.174                      --
                                                               2003        0.791           1.028                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        0.788           0.855                 135,502
                                                               2003        0.627           0.788                 143,048
                                                               2002        0.820           0.627                  50,016
                                                               2001        1.000           0.820                  18,820

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/02)                                       2004        1.043           1.120                  25,323
                                                               2003        0.757           1.043                  25,323
                                                               2002        1.000           0.757                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.024           1.092                      --
                                                               2003        0.799           1.024                      --
                                                               2002        1.000           0.799                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        0.935           0.997                  45,244
                                                               2003        0.836           0.935                  61,559
                                                               2002        0.910           0.836                  82,622
                                                               2001        1.000           0.910                  37,431

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        0.801           0.900                  27,169
                                                               2003        0.645           0.801                  27,169
                                                               2002        0.930           0.645                  25,111
                                                               2001        1.000           0.930                  17,231

   Global Technology Portfolio - Service Shares (5/00)         2004        0.347           0.344                 103,432
                                                               2003        0.241           0.347                 103,432
                                                               2002        0.414           0.241                  33,528
                                                               2001        1.000           0.414                  33,528

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.541           0.557                  53,290
                                                               2003        0.444           0.541                  56,129

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares  (continued)    2002        0.608           0.444                  51,596
                                                               2001        1.000           0.608                  43,088

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                  65,979
                                                               2003        1.000           1.334                  62,628

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                  50,181
                                                               2003        1.000           1.258                  44,319

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.205                  14,089
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2004        1.037           1.072                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                   9,383
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204                 655,940
                                                               2003        1.129           1.167                 668,500
                                                               2002        1.051           1.129                 428,795
                                                               2001        1.000           1.051                 133,797

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.724           0.767                  11,387
                                                               2003        0.558           0.724                  34,347
                                                               2002        0.805           0.558                  35,744
                                                               2001        1.000           0.805                  20,652

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003                  13,200
                                                               2003        0.694           0.877                  12,398
                                                               2002        0.856           0.694                  12,408
                                                               2001        1.000           0.856                  12,419

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599                  62,695
                                                               2003        0.874           1.288                  65,416
                                                               2002        1.087           0.874                  99,145
                                                               2001        1.000           1.087                  19,095

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.219           1.299                 364,905
                                                               2003        0.891           1.219                 390,414
                                                               2002        1.208           0.891                 338,073
                                                               2001        1.000           1.208                 267,374

   Investors Fund - Class I (11/99)                            2004        1.072           1.165                 243,422
                                                               2003        0.823           1.072                 295,422
                                                               2002        1.087           0.823                 166,026
                                                               2001        1.000           1.087                 118,438

   Large Cap Growth Fund - Class I (9/02)                      2004        1.137           1.124                      --
                                                               2003        0.799           1.137                      --
                                                               2002        1.000           0.799                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.201           1.361                  15,192
                                                               2003        0.820           1.201                  13,436
                                                               2002        1.276           0.820                  28,961
                                                               2001        1.000           1.276                  15,650

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2004        1.141           1.194                 197,549
                                                               2003        0.919           1.141                 186,438
                                                               2002        1.003           0.919                 123,805
                                                               2001        1.000           1.003                  57,457

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.098           1.259                  58,496
                                                               2003        0.834           1.098                  55,894
                                                               2002        0.990           0.834                  92,994
                                                               2001        1.000           0.990                  30,415

   Equity Income Portfolio (11/99)                             2004        1.138           1.231                 220,797
                                                               2003        0.882           1.138                 263,231
                                                               2002        1.041           0.882                 179,228
                                                               2001        1.000           1.041                 147,790

   Federated High Yield Portfolio (6/00)                       2004        1.154           1.254                 136,921
                                                               2003        0.958           1.154                 148,818
                                                               2002        0.939           0.958                  32,221
                                                               2001        1.000           0.939                  31,439

   Federated Stock Portfolio (5/00)                            2004        1.044           1.136                   1,159
                                                               2003        0.831           1.044                  10,046
                                                               2002        1.047           0.831                   9,762
                                                               2001        1.000           1.047                   1,279

   Large Cap Portfolio (11/99)                                 2004        0.720           0.755                 180,057
                                                               2003        0.587           0.720                 179,411
                                                               2002        0.773           0.587                 177,655
                                                               2001        1.000           0.773                 129,126

   Lazard International Stock Portfolio (5/00)                 2004        0.743           0.846                  23,976
                                                               2003        0.587           0.743                  24,841
                                                               2002        0.685           0.587                  25,850
                                                               2001        1.000           0.685                  25,867

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        0.709           0.808                  19,382
                                                               2003        0.594           0.709                  19,501
                                                               2002        0.807           0.594                  18,731
                                                               2001        1.000           0.807                  60,196

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Emerging Growth Portfolio (11/99)                       2004        0.583           0.647                 101,167
                                                               2003        0.459           0.583                 110,668
                                                               2002        0.709           0.459                 116,020
                                                               2001        1.000           0.709                  60,909

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.500           0.561                  43,464
                                                               2003        0.371           0.500                  39,281
                                                               2002        0.736           0.371                  34,171
                                                               2001        1.000           0.736                  29,507

   MFS Value Portfolio (7/04)                                  2004        0.994           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                      --
                                                               2003        1.000           1.215                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.213           1.233                  48,503
                                                               2003        1.152           1.213                  69,321
                                                               2002        1.107           1.152                  54,866
                                                               2001        1.000           1.107                  97,909

   U.S. Government Securities Portfolio (6/04)                 2004        0.990           1.051                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                      --
                                                               2003        0.646           0.823                  19,478
                                                               2002        0.863           0.646                      --
                                                               2001        1.000           0.863                      --

   MFS Total Return Portfolio (11/99)                          2004        1.214           1.332                 536,015
                                                               2003        1.059           1.214                 539,413
                                                               2002        1.136           1.059                 498,176
                                                               2001        1.000           1.136                 418,483

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.248           1.363                  15,251
                                                               2003        1.061           1.248                  25,250
                                                               2002        1.018           1.061                  27,197
                                                               2001        1.000           1.018                   8,403

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Strategic Equity Portfolio (11/99)                          2004        0.674           0.731                  95,314
                                                               2003        0.517           0.674                 219,977
                                                               2002        0.790           0.517                 213,950
                                                               2001        1.000           0.790                 300,275

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        0.931           1.076                   8,855
                                                               2003        0.723           0.931                  27,498
                                                               2002        0.912           0.723                  26,178
                                                               2001        1.000           0.912                      --

   Enterprise Portfolio - Class II Shares (6/01)               2004        0.777           0.794                      --
                                                               2003        0.628           0.777                      --
                                                               2002        0.907           0.628                      --
                                                               2001        1.000           0.907                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        0.892           1.011                 289,477
                                                               2003        0.707           0.892                 235,695
                                                               2002        0.795           0.707                 184,568
                                                               2001        1.000           0.795                  21,463

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2004        0.942           0.939                      --
                                                               2003        0.766           0.942                  16,123
                                                               2002        0.842           0.766                  16,801
                                                               2001        1.000           0.842                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518                  44,749
                                                               2003        0.909           1.237                  53,053
                                                               2002        1.027           0.909                  16,792
                                                               2001        1.000           1.027                      --

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        0.489           0.575               2,729,895
                                                               2003        0.398           0.489               2,896,937
                                                               2002        0.539           0.398               4,241,626
                                                               2001        0.741           0.539               5,279,528
                                                               2000        1.000           0.741               4,763,562

   High Yield Bond Trust (6/04)                                2004        0.998           1.068                  20,544

   Managed Assets Trust (6/04)                                 2004        1.009           1.077                   8,371

   Money Market Portfolio (10/97)                              2004        1.136           1.129               2,441,789
                                                               2003        1.145           1.136               2,806,624
                                                               2002        1.148           1.145               3,881,409
                                                               2001        1.124           1.148               2,937,481
                                                               2000        1.076           1.124               2,772,218

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                 622,723
                                                               2003        0.607           0.747                 669,878
                                                               2002        0.884           0.607                 647,408
                                                               2001        1.000           0.884                 672,046

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.620           0.661              17,458,468
                                                               2003        0.511           0.620              20,231,448
                                                               2002        0.750           0.511              23,790,186
                                                               2001        0.923           0.750              29,036,887
                                                               2000        1.127           0.923              28,034,507

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.980           1.095              19,534,649
                                                               2003        0.736           0.980              19,281,519

   Growth Fund - Class 2 Shares (11/99)                        2004        0.981           1.086              37,953,580
                                                               2003        0.728           0.981              39,131,474

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.158           1.258              31,453,754
                                                               2003        0.888           1.158              31,844,180

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        0.813           1.000                 209,683
                                                               2003        0.578           0.813                 176,933
                                                               2002        0.664           0.578                 191,348
                                                               2001        0.747           0.664                 206,344
                                                               2000        1.000           0.747                  79,044

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2004        1.701           2.200                 209,914
                                                               2003        1.290           1.701                 223,691
                                                               2002        1.254           1.290                 468,581
                                                               2001        1.171           1.254                 208,173
                                                               2000        1.000           1.171                 156,666

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        0.982           1.076               1,212,831
                                                               2003        0.758           0.982               1,466,342
                                                               2002        0.952           0.758               1,416,832
                                                               2001        1.030           0.952               1,341,650
                                                               2000        1.000           1.030                 729,351

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        0.851           0.880                 362,735
                                                               2003        0.713           0.851                 408,473
                                                               2002        0.870           0.713                 406,091
                                                               2001        0.975           0.870                 411,354
                                                               2000        1.000           0.975                 173,282

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152               1,872,962
                                                               2003        0.844           1.039               1,312,095
                                                               2002        1.000           0.844                 528,176

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                 431,376
                                                               2003        1.000           1.446                 176,686

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        0.918           1.071               6,539,777
                                                               2003        0.706           0.918               6,430,070
                                                               2002        0.881           0.706               6,448,965
                                                               2001        1.065           0.881               6,421,300
                                                               2000        1.109           1.065               4,608,384
                                                               1999        1.000           1.109                 940,873

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.028           1.174                 248,943
                                                               2003        0.791           1.028                 120,308
                                                               2002        1.000           0.791                  31,749

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        0.786           0.853               7,817,980
                                                               2003        0.625           0.786               8,846,088
                                                               2002        0.818           0.625               9,715,715
                                                               2001        0.949           0.818               8,473,335
                                                               2000        1.063           0.949               4,565,965

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/02)                                       2004        1.043           1.120                 177,203
                                                               2003        0.757           1.043                 150,691
                                                               2002        1.000           0.757                  15,996

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.024           1.092                 108,010
                                                               2003        0.799           1.024                 105,948
                                                               2002        1.000           0.799                  10,171

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        0.934           0.995               1,066,469
                                                               2003        0.834           0.934               1,105,106
                                                               2002        0.908           0.834               1,003,351
                                                               2001        0.971           0.908                 886,354
                                                               2000        1.000           0.971                 587,392

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        0.799           0.898                 545,448
                                                               2003        0.643           0.799                 581,258
                                                               2002        0.928           0.643                 667,607

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Life Sciences Portfolio - Service Shares
   (continued)                                                 2001        1.133           0.928                 784,602
                                                               2000        1.000           1.133                 824,538

   Global Technology Portfolio - Service Shares (5/00)         2004        0.347           0.343                 619,679
                                                               2003        0.240           0.347                 717,237
                                                               2002        0.414           0.240                 712,511
                                                               2001        0.671           0.414                 936,653
                                                               2000        1.000           0.671                 948,697

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.540           0.556               1,102,102
                                                               2003        0.444           0.540               1,239,219
                                                               2002        0.607           0.444               1,331,685
                                                               2001        0.797           0.607               2,535,231
                                                               2000        1.000           0.797               2,920,931

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                 364,644
                                                               2003        1.000           1.334                 186,971

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                 809,362
                                                               2003        1.000           1.243                 229,799

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                 979,299
                                                               2003        1.000           1.258                 495,913

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                  62,688
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.205                  47,630
                                                               2003        1.000           1.067                  15,770

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2004        1.037           1.072                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122               1,221,214
                                                               2003        1.000           1.046                 462,507

   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204              14,780,009
                                                               2003        1.129           1.167              16,838,317
                                                               2002        1.051           1.129              18,004,391
                                                               2001        1.000           1.051               4,242,977

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.724           0.767                 181,548
                                                               2003        0.558           0.724                 175,579
                                                               2002        0.805           0.558                 197,673
                                                               2001        1.000           0.805                 124,658

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003               1,233,206
                                                               2003        0.694           0.877               1,354,191
                                                               2002        0.856           0.694               1,800,769
                                                               2001        1.000           0.856                 749,754

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599               1,944,449
                                                               2003        0.874           1.288               1,886,162
                                                               2002        1.087           0.874               2,220,650
                                                               2001        1.000           1.087                 839,211

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.215           1.296               8,771,738
                                                               2003        0.888           1.215               9,793,869
                                                               2002        1.204           0.888              10,775,602
                                                               2001        1.032           1.204               8,547,628

   Investors Fund - Class I (11/99)                            2004        1.069           1.162               4,126,063
                                                               2003        0.821           1.069               4,429,588
                                                               2002        1.084           0.821               4,799,603
                                                               2001        1.150           1.084               4,504,340
                                                               2000        1.000           1.150               1,547,583

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Large Cap Growth Fund - Class I (9/02)                      2004        1.137           1.124                  51,428
                                                               2003        0.799           1.137                  54,361
                                                               2002        1.000           0.799                  35,399

   Small Cap Growth Fund - Class I (11/99)                     2004        1.198           1.357               2,216,423
                                                               2003        0.817           1.198               2,308,032
                                                               2002        1.272           0.817               2,406,334
                                                               2001        1.394           1.272               2,141,864
                                                               2000        1.000           1.394               1,757,555

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2004        1.139           1.192                 796,306
                                                               2003        0.917           1.139                 931,975
                                                               2002        1.002           0.917                 917,113
                                                               2001        1.026           1.002                 729,396
                                                               2000        1.000           1.026                 201,003

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.096           1.256                 546,523
                                                               2003        0.833           1.096                 537,382
                                                               2002        0.988           0.833                 622,049
                                                               2001        1.046           0.988                 517,427
                                                               2000        1.000           1.046                 114,999

   Equity Income Portfolio (11/99)                             2004        1.135           1.228               5,913,660
                                                               2003        0.879           1.135               5,904,217
                                                               2002        1.038           0.879               5,817,969
                                                               2001        1.130           1.038               5,670,567
                                                               2000        1.052           1.130               3,655,356

   Federated High Yield Portfolio (6/00)                       2004        1.152           1.252                 475,283
                                                               2003        0.956           1.152                 651,192
                                                               2002        0.937           0.956               1,035,531
                                                               2001        0.934           0.937                 490,815
                                                               2000        1.000           0.934                 137,160

   Federated Stock Portfolio (5/00)                            2004        1.042           1.134                 219,478
                                                               2003        0.830           1.042                 200,695
                                                               2002        1.045           0.830                 148,619
                                                               2001        1.045           1.045                  82,221
                                                               2000        1.000           1.045                  63,079

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Large Cap Portfolio (11/99)                                 2004        0.718           0.753               5,226,240
                                                               2003        0.585           0.718               5,685,645
                                                               2002        0.771           0.585               5,323,665
                                                               2001        0.947           0.771               6,056,750
                                                               2000        1.125           0.947               4,871,712

   Lazard International Stock Portfolio (5/00)                 2004        0.742           0.845               1,560,195
                                                               2003        0.586           0.742                 740,372
                                                               2002        0.684           0.586                 456,329
                                                               2001        0.942           0.684                 559,918
                                                               2000        1.000           0.942                 154,822

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        0.707           0.806               4,709,694
                                                               2003        0.593           0.707               5,233,477
                                                               2002        0.805           0.593               5,820,389
                                                               2001        1.055           0.805               6,519,866
                                                               2000        1.135           1.055               5,293,596

   MFS Emerging Growth Portfolio (11/99)                       2004        0.581           0.645               6,861,024
                                                               2003        0.457           0.581               8,163,696
                                                               2002        0.707           0.457               9,263,540
                                                               2001        1.126           0.707              11,423,573
                                                               2000        1.432           1.126              11,797,938

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.499           0.560               1,478,253
                                                               2003        0.370           0.499               1,596,673
                                                               2002        0.735           0.370               1,768,966
                                                               2001        0.978           0.735               1,549,655
                                                               2000        1.000           0.978                 805,876

   MFS Value Portfolio (7/04)                                  2004        0.994           1.121                 187,778

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                  61,089
                                                               2003        1.000           1.215                  39,407

   Travelers Quality Bond Portfolio (5/00)                     2004        1.211           1.231                 810,254
                                                               2003        1.150           1.211               1,210,032
                                                               2002        1.105           1.150               1,913,513
                                                               2001        1.048           1.105               2,064,167
                                                               2000        1.000           1.048               1,180,840

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   U.S. Government Securities Portfolio (6/04)                 2004        0.990           1.051                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                 440,180
                                                               2003        0.646           0.823                 497,831
                                                               2002        0.863           0.646                 355,655
                                                               2001        1.000           0.863                 295,944

   MFS Total Return Portfolio (11/99)                          2004        1.211           1.328              18,088,224
                                                               2003        1.056           1.211              18,653,914
                                                               2002        1.132           1.056              17,726,342
                                                               2001        1.151           1.132              15,105,160
                                                               2000        1.002           1.151               6,755,149

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.246           1.360                 173,019
                                                               2003        1.059           1.246                  70,780
                                                               2002        1.016           1.059                  74,246
                                                               2001        0.991           1.016                 299,331
                                                               2000        1.000           0.991                  74,942

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                 307,514
                                                               2003        1.000           0.999                      --

   Strategic Equity Portfolio (11/99)                          2004        0.672           0.729              12,016,100
                                                               2003        0.515           0.672              13,185,712
                                                               2002        0.788           0.515              14,018,634
                                                               2001        0.925           0.788              18,452,438
                                                               2000        1.149           0.925              15,213,070

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        0.931           1.076                 625,967
                                                               2003        0.723           0.931                 561,593
                                                               2002        0.912           0.723                 700,496
                                                               2001        1.000           0.912                 221,448

   Enterprise Portfolio - Class II Shares (6/01)               2004        0.777           0.794                  51,442
                                                               2003        0.628           0.777                  69,573
                                                               2002        0.907           0.628                 135,032
                                                               2001        1.000           0.907                   5,757

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        0.891           1.009               1,035,330
                                                               2003        0.706           0.891                 935,155
                                                               2002        0.793           0.706               1,054,469
                                                               2001        0.921           0.793                 829,809
                                                               2000        1.000           0.921                 453,646

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2004        0.942           0.939                  29,476
                                                               2003        0.766           0.942                  26,125
                                                               2002        0.842           0.766                  24,619
                                                               2001        1.000           0.842                   6,006

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518               1,776,115
                                                               2003        0.909           1.237               1,361,791
                                                               2002        1.027           0.909                 910,419
                                                               2001        1.000           1.027                  38,047

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        1.188           1.395                 245,288
                                                               2003        0.968           1.188                 238,033

   High Yield Bond Trust (6/04)                                2004        0.998           1.067                      --

   Managed Assets Trust (6/04)                                 2004        1.009           1.075                  13,702

   Money Market Portfolio (10/97)                              2004        0.989           0.982                 359,014
                                                               2003        1.000           0.989                 505,871

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.183           1.229                  12,240
                                                               2003        0.963           1.183                  11,651

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.148           1.222                 335,426
                                                               2003        0.948           1.148                 303,021

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.308           1.458                 391,637
                                                               2003        0.984           1.308                 331,023

   Growth Fund - Class 2 Shares (11/99)                        2004        1.291           1.426               2,613,580
                                                               2003        0.961           1.291               2,130,194

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.263           1.370               2,800,733
                                                               2003        0.971           1.263               2,191,185

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        1.378           1.691                      --
                                                               2003        0.982           1.378                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2004        1.323           1.708                 260,396
                                                               2003        1.005           1.323                 259,814

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        1.263           1.381                 305,093
                                                               2003        0.976           1.263                 299,062

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        1.156           1.192                  97,968
                                                               2003        0.971           1.156                  39,887

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.222           1.352                 461,125
                                                               2003        0.994           1.222                 352,384

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                 148,057
                                                               2003        1.000           1.444                  80,388

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.284           1.495                 359,092
                                                               2003        0.989           1.284                 277,388
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.267           1.444                 128,602
                                                               2003        0.977           1.267                  91,055

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.213           1.314                 741,960
                                                               2003        0.967           1.213                 721,895

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/02)                                       2004        1.306           1.400                 262,449
                                                               2003        0.949           1.306                 312,432

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.237           1.316                 113,821
                                                               2003        0.967           1.237                  30,211

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        1.111           1.181                 261,195
                                                               2003        0.994           1.111                 485,689

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        1.225           1.374                  34,043
                                                               2003        0.988           1.225                  25,340

   Global Technology Portfolio - Service Shares (5/00)         2004        1.359           1.342                  27,353
                                                               2003        0.944           1.359                  22,180

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        1.190           1.222                  21,747
                                                               2003        0.980           1.190                  20,039

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                 157,360
                                                               2003        1.000           1.332                 131,801

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                 347,456
                                                               2003        1.000           1.241                 331,917

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                 329,638
                                                               2003        1.000           1.256                 158,082

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                   4,023
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.203                  27,414
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2004        1.036           1.071                  13,851

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                 320,774
                                                               2003        1.000           1.045                 287,921

   Total Return Portfolio - Administrative Class (5/01)        2004        1.044           1.075               3,486,677
                                                               2003        1.012           1.044               2,727,021

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.242           1.313                   2,465
                                                               2003        0.958           1.242                   2,466

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.255           1.433                 119,645
                                                               2003        0.994           1.255                 119,420

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.436           1.780                 474,438
                                                               2003        0.977           1.436                 306,882

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.311           1.395                 470,075
                                                               2003        0.960           1.311                 460,823

   Investors Fund - Class I (11/99)                            2004        1.246           1.351                 200,936
                                                               2003        0.959           1.246                  39,902

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Large Cap Growth Fund - Class I (9/02)                      2004        1.364           1.346                  81,583
                                                               2003        0.961           1.364                   5,988

   Small Cap Growth Fund - Class I (11/99)                     2004        1.418           1.604                 175,643
                                                               2003        0.970           1.418                  69,052

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2004        1.235           1.289                  82,547
                                                               2003        0.996           1.235                 108,099

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.284           1.468                 181,327
                                                               2003        0.977           1.284                  52,889

   Equity Income Portfolio (11/99)                             2004        1.235           1.333                 640,163
                                                               2003        0.958           1.235                 530,915

   Federated High Yield Portfolio (6/00)                       2004        1.206           1.308                 115,233
                                                               2003        1.003           1.206                  90,792

   Federated Stock Portfolio (5/00)                            2004        1.225           1.331                  38,957
                                                               2003        0.978           1.225                  38,121

   Large Cap Portfolio (11/99)                                 2004        1.184           1.238                 169,135
                                                               2003        0.967           1.184                 136,097

   Lazard International Stock Portfolio (5/00)                 2004        1.265           1.438                 134,480
                                                               2003        1.001           1.265                 104,454

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.158           1.318                  59,739
                                                               2003        0.973           1.158                  73,087

   MFS Emerging Growth Portfolio (11/99)                       2004        1.232           1.364                 122,105
                                                               2003        0.971           1.232                  95,927

   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.311           1.469                  78,618
                                                               2003        0.974           1.311                  58,567

   MFS Value Portfolio (7/04)                                  2004        0.993           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                  43,534
                                                               2003        1.000           1.214                   6,184

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Travelers Quality Bond Portfolio (5/00)                     2004        1.066           1.081                 366,911
                                                               2003        1.014           1.066                 238,924

   U.S. Government Securities Portfolio (6/04)                 2004        0.990           1.050                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.228           1.285                  49,918
                                                               2003        0.967           1.228                  33,110

   MFS Total Return Portfolio (11/99)                          2004        1.128           1.235               2,014,082
                                                               2003        0.986           1.128               1,900,092

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.184           1.290                      --
                                                               2003        1.008           1.184                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                  12,394
                                                               2003        1.000           0.998                   2,100

   Strategic Equity Portfolio (11/99)                          2004        1.262           1.366                 329,178
                                                               2003        0.970           1.262                 326,199

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        1.252           1.444                 253,536
                                                               2003        0.975           1.252                 186,325

   Enterprise Portfolio - Class II Shares (6/01)               2004        1.193           1.216                   6,550
                                                               2003        0.966           1.193                  12,937

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.248           1.411                 350,625
                                                               2003        0.991           1.248                 269,820

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2004        1.170           1.164                  44,391
                                                               2003        0.954           1.170                   8,358

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.339           1.640               1,018,483
                                                               2003        0.986           1.339                 869,633

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        0.486           0.571                 277,389
                                                               2003        0.396           0.486                 346,932
                                                               2002        0.538           0.396                 407,014
                                                               2001        1.000           0.538                 649,555

   High Yield Bond Trust (6/04)                                2004        0.998           1.067                      --

   Managed Assets Trust (6/04)                                 2004        1.009           1.075                      --

   Money Market Portfolio (10/97)                              2004        1.130           1.121                 272,462
                                                               2003        1.141           1.130                 606,702
                                                               2002        1.146           1.141                 659,403
                                                               2001        1.000           1.146                 311,856

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.743           0.772                 502,360
                                                               2003        0.605           0.743                 503,521
                                                               2002        0.883           0.605                 550,900
                                                               2001        1.000           0.883                 241,785

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.616           0.656               2,422,021
                                                               2003        0.509           0.616               2,534,558
                                                               2002        0.749           0.509               2,761,613
                                                               2001        1.000           0.749               2,203,655

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.975           1.087              14,038,586
                                                               2003        0.734           0.975              12,687,639

   Growth Fund - Class 2 Shares (11/99)                        2004        0.975           1.078              17,617,208
                                                               2003        0.726           0.975              16,287,152

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.151           1.248              21,686,362
                                                               2003        0.885           1.151              19,684,170

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        0.809           0.992                  44,770
                                                               2003        0.576           0.809                  44,773
                                                               2002        0.663           0.576                  36,564
                                                               2001        1.000           0.663                   4,156
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2004        1.692           2.183                 184,395
                                                               2003        1.285           1.692                 183,010
                                                               2002        1.252           1.285                 145,664
                                                               2001        1.000           1.252                  11,465

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        0.977           1.068                 244,542
                                                               2003        0.755           0.977                 280,003
                                                               2002        0.950           0.755                 179,886
                                                               2001        1.000           0.950                  27,031

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        0.846           0.873                 283,652
                                                               2003        0.711           0.846                 331,469
                                                               2002        0.869           0.711                 209,810
                                                               2001        1.000           0.869                  34,515

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.036           1.146                 519,463
                                                               2003        0.842           1.036                 339,300
                                                               2002        1.000           0.842                  10,755

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                 127,549
                                                               2003        1.000           1.444                  81,239

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        0.913           1.063               1,163,252
                                                               2003        0.703           0.913                 926,381
                                                               2002        0.879           0.703                 848,308
                                                               2001        1.028           0.879                 629,693

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.025           1.168                  60,904
                                                               2003        0.790           1.025                  36,914
                                                               2002        1.000           0.790                  14,815

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        0.781           0.846               1,710,378
                                                               2003        0.623           0.781               1,904,694
                                                               2002        0.817           0.623               1,645,211
                                                               2001        1.000           0.817               2,026,387

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/02)                                       2004        1.040           1.114                      --
                                                               2003        0.756           1.040                      --
                                                               2002        1.000           0.756                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.020           1.086                  52,267
                                                               2003        0.798           1.020                  80,714
                                                               2002        1.000           0.798                   9,207

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        0.929           0.988                 479,954
                                                               2003        0.831           0.929                 499,603
                                                               2002        0.907           0.831                 447,203
                                                               2001        1.000           0.907                 240,551

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        0.795           0.892                  79,588
                                                               2003        0.641           0.795                  95,897
                                                               2002        0.927           0.641                  84,104
                                                               2001        1.000           0.927                  86,994

   Global Technology Portfolio - Service Shares (5/00)         2004        0.345           0.340                 127,596
                                                               2003        0.240           0.345                 118,715
                                                               2002        0.413           0.240                 131,205
                                                               2001        1.000           0.413                 156,658

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.537           0.551                 310,158
                                                               2003        0.442           0.537                 350,206

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares  (continued)    2002        0.606           0.442                 267,863
                                                               2001        1.000           0.606                 538,280

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                 143,569
                                                               2003        1.000           1.332                 110,206

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                 139,195
                                                               2003        1.000           1.241                  69,924

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                 579,899
                                                               2003        1.000           1.256                 184,059

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                  21,094
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.203                  38,258
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2004        1.036           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                 966,189
                                                               2003        1.000           1.045                  66,862

   Total Return Portfolio - Administrative Class (5/01)        2004        1.160           1.195               4,288,696
                                                               2003        1.125           1.160               4,958,737
                                                               2002        1.050           1.125               7,601,486
                                                               2001        1.000           1.050               1,040,045

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.721           0.761                  38,783
                                                               2003        0.556           0.721                  39,926
                                                               2002        0.804           0.556                  29,622
                                                               2001        1.000           0.804                  14,734

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.873           0.996                 146,052
                                                               2003        0.691           0.873                 211,713
                                                               2002        0.855           0.691                 322,648
                                                               2001        1.000           0.855                  86,605

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.281           1.588                 465,147
                                                               2003        0.871           1.281                 572,206
                                                               2002        1.086           0.871                 653,195
                                                               2001        1.000           1.086                 141,792

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.209           1.286               2,291,751
                                                               2003        0.885           1.209               2,556,109
                                                               2002        1.203           0.885               2,730,229
                                                               2001        1.000           1.203               1,624,219

   Investors Fund - Class I (11/99)                            2004        1.064           1.153               1,177,171
                                                               2003        0.818           1.064               1,323,286
                                                               2002        1.083           0.818               1,169,456
                                                               2001        1.000           1.083               1,074,948

   Large Cap Growth Fund - Class I (9/02)                      2004        1.133           1.118                  17,927
                                                               2003        0.798           1.133                  20,691
                                                               2002        1.000           0.798                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.191           1.347                 574,902
                                                               2003        0.815           1.191                 576,668
                                                               2002        1.270           0.815                 485,599
                                                               2001        1.000           1.270                 272,556

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2004        1.133           1.183                  80,263
                                                               2003        0.914           1.133                 118,626
                                                               2002        1.000           0.914                  93,674
                                                               2001        1.000           1.000                 909,851

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.090           1.247                 227,247
                                                               2003        0.830           1.090                 219,879
                                                               2002        0.986           0.830                  66,258
                                                               2001        1.000           0.986                   7,202

   Equity Income Portfolio (11/99)                             2004        1.129           1.218               1,068,502
                                                               2003        0.876           1.129               1,009,582
                                                               2002        1.037           0.876               1,084,598
                                                               2001        1.000           1.037                 993,080

   Federated High Yield Portfolio (6/00)                       2004        1.146           1.242                 128,538
                                                               2003        0.953           1.146                 143,727
                                                               2002        0.936           0.953                  77,295
                                                               2001        1.000           0.936                  48,230

   Federated Stock Portfolio (5/00)                            2004        1.036           1.125                 101,534
                                                               2003        0.827           1.036                 116,257
                                                               2002        1.044           0.827                  63,998
                                                               2001        1.000           1.044                  18,229

   Large Cap Portfolio (11/99)                                 2004        0.714           0.747                 869,453
                                                               2003        0.583           0.714                 855,552
                                                               2002        0.769           0.583                 677,781
                                                               2001        1.000           0.769                 439,291

   Lazard International Stock Portfolio (5/00)                 2004        0.737           0.838                 222,987
                                                               2003        0.584           0.737                 138,766
                                                               2002        0.683           0.584                  53,081
                                                               2001        1.000           0.683                  25,354

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        0.703           0.800                 783,000
                                                               2003        0.591           0.703                 735,879
                                                               2002        0.803           0.591                 698,259
                                                               2001        1.000           0.803                 662,621

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Emerging Growth Portfolio (11/99)                       2004        0.578           0.640                 853,061
                                                               2003        0.456           0.578                 932,441
                                                               2002        0.706           0.456                 824,344
                                                               2001        1.000           0.706                 900,007

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.496           0.556                 224,455
                                                               2003        0.369           0.496                 243,051
                                                               2002        0.734           0.369                 281,572
                                                               2001        1.000           0.734                 107,322

   MFS Value Portfolio (7/04)                                  2004        0.993           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                   6,543
                                                               2003        1.000           1.214                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.204           1.222                 360,186
                                                               2003        1.146           1.204                 439,841
                                                               2002        1.103           1.146                 335,801
                                                               2001        1.000           1.103                 227,168

   U.S. Government Securities Portfolio (6/04)                 2004        0.990           1.050                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.818           0.856                 171,322
                                                               2003        0.644           0.818                 221,463
                                                               2002        0.862           0.644                 139,857
                                                               2001        1.000           0.862                 898,773

   MFS Total Return Portfolio (11/99)                          2004        1.204           1.318              11,877,187
                                                               2003        1.052           1.204              10,446,839
                                                               2002        1.131           1.052               7,540,877
                                                               2001        1.000           1.131               3,539,246

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.239           1.350                  27,029
                                                               2003        1.055           1.239                   2,981
                                                               2002        1.015           1.055                  17,525
                                                               2001        1.000           1.015                   7,608

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                 134,836
                                                               2003        1.000           0.998                   1,896

   Strategic Equity Portfolio (11/99)                          2004        0.668           0.724               1,352,969
                                                               2003        0.513           0.668               1,595,899
                                                               2002        0.787           0.513               1,454,962
                                                               2001        1.000           0.787               1,336,240

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        0.926           1.068                 689,021
                                                               2003        0.721           0.926                 722,215
                                                               2002        0.911           0.721                 625,949
                                                               2001        1.000           0.911                 158,937

   Enterprise Portfolio - Class II Shares (6/01)               2004        0.773           0.788                 222,946
                                                               2003        0.626           0.773                 237,911
                                                               2002        0.906           0.626                 196,781
                                                               2001        1.000           0.906                  26,673

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        0.886           1.002                 331,786
                                                               2003        0.703           0.886                 300,573
                                                               2002        0.792           0.703                 239,965
                                                               2001        1.000           0.792                  90,527

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2004        0.937           0.932                  30,144
                                                               2003        0.764           0.937                  36,629
                                                               2002        0.841           0.764                  20,856
                                                               2001        1.000           0.841                   8,651

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.230           1.507                 814,467
                                                               2003        0.906           1.230                 653,619
                                                               2002        1.025           0.906                 307,773
                                                               2001        1.000           1.025                   7,278

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        1.186           1.389                   4,177
                                                               2003        0.968           1.186                   8,793

   High Yield Bond Trust (6/04)                                2004        0.997           1.066                      --

   Managed Assets Trust (6/04)                                 2004        1.009           1.074                      --

   Money Market Portfolio (10/97)                              2004        0.987           0.978                      --
                                                               2003        1.000           0.987                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                  23,757
                                                               2003        0.984           1.305                  14,210

   Growth Fund - Class 2 Shares (11/99)                        2004        1.288           1.420                  29,816
                                                               2003        0.961           1.288                  18,424

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.261           1.364                  17,509
                                                               2003        0.971           1.261                  12,992

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        1.375           1.684                      --
                                                               2003        0.982           1.375                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2004        1.321           1.701                      --
                                                               2003        1.005           1.321                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        1.260           1.375                   4,086
                                                               2003        0.976           1.260                   8,127

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        1.153           1.187                      --
                                                               2003        0.971           1.153                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                   3,116
                                                               2003        0.994           1.220                   3,153

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.281           1.489                      --
                                                               2003        0.989           1.281                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.265           1.438                      --
                                                               2003        0.976           1.265                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.211           1.308                      --
                                                               2003        0.967           1.211                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/02)                                       2004        1.304           1.394                   1,332
                                                               2003        0.949           1.304                   6,047

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.234           1.311                      --
                                                               2003        0.967           1.234                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        1.108           1.176                      --
                                                               2003        0.994           1.108                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        1.223           1.369                      --
                                                               2003        0.988           1.223                      --

   Global Technology Portfolio - Service Shares (5/00)         2004        1.356           1.337                      --
                                                               2003        0.944           1.356                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        1.188           1.217                      --
                                                               2003        0.980           1.188                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                      --
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2004        1.035           1.070                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  25,374
                                                               2003        1.012           1.042                  24,369

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.308           1.389                   9,553
                                                               2003        0.960           1.308                   9,550

   Investors Fund - Class I (11/99)                            2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --

   Large Cap Growth Fund - Class I (9/02)                      2004        1.361           1.341                      --
                                                               2003        0.961           1.361                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2004        1.232           1.284                      --
                                                               2003        0.996           1.232                      --

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.281           1.462                      --
                                                               2003        0.977           1.281                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Income Portfolio (11/99)                             2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --

   Federated High Yield Portfolio (6/00)                       2004        1.204           1.303                      --
                                                               2003        1.003           1.204                      --

   Federated Stock Portfolio (5/00)                            2004        1.223           1.325                      --
                                                               2003        0.978           1.223                      --

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                      --
                                                               2003        0.967           1.181                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.229           1.358                      --
                                                               2003        0.971           1.229                      --

   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.308           1.463                      --
                                                               2003        0.974           1.308                      --

   MFS Value Portfolio (7/04)                                  2004        0.993           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.063           1.077                      --
                                                               2003        1.014           1.063                      --

   U.S. Government Securities Portfolio (6/04)                 2004        0.989           1.048                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (11/99)                          2004        1.126           1.230                  53,215
                                                               2003        0.986           1.126                  34,407

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (6/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        1.249           1.438                      --
                                                               2003        0.974           1.249                      --

   Enterprise Portfolio - Class II Shares (6/01)               2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.245           1.406                      --
                                                               2003        0.991           1.245                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2004        1.167           1.159                      --
                                                               2003        0.953           1.167                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                  12,999
                                                               2003        0.986           1.336                   9,625

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        1.186           1.389                 116,560
                                                               2003        0.968           1.186                  78,193

   High Yield Bond Trust (6/04)                                2004        0.997           1.066                      --

   Managed Assets Trust (6/04)                                 2004        1.009           1.074                      --

   Money Market Portfolio (10/97)                              2004        0.987           0.978                 105,774
                                                               2003        1.000           0.987                  46,731

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                  12,413
                                                               2003        0.963           1.181                  17,759

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                 215,603
                                                               2003        0.948           1.146                 140,484

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                 568,405
                                                               2003        0.984           1.305                 230,499

   Growth Fund - Class 2 Shares (11/99)                        2004        1.288           1.420               2,174,558
                                                               2003        0.961           1.288               1,570,074

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.261           1.364               2,464,499
                                                               2003        0.971           1.261               1,651,863

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        1.375           1.684                   4,145
                                                               2003        0.982           1.375                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2004        1.321           1.701                  58,237
                                                               2003        1.005           1.321                  37,104

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        1.260           1.375                 112,582
                                                               2003        0.976           1.260                  47,616

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        1.153           1.187                  44,460
                                                               2003        0.971           1.153                  40,094

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                 480,020
                                                               2003        0.994           1.220                 399,669

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                 100,794
                                                               2003        1.000           1.442                  71,761

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.281           1.489                 310,191
                                                               2003        0.989           1.281                 244,758
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.265           1.438                  53,572
                                                               2003        0.976           1.265                  21,906

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.211           1.308                 411,322
                                                               2003        0.967           1.211                 374,650

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/02)                                       2004        1.304           1.394                  48,898
                                                               2003        0.949           1.304                  13,010

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.234           1.311                  42,439
                                                               2003        0.967           1.234                  35,379

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        1.108           1.176                      --
                                                               2003        0.994           1.108                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        1.223           1.369                  43,713
                                                               2003        0.988           1.223                  33,138

   Global Technology Portfolio - Service Shares (5/00)         2004        1.356           1.337                      --
                                                               2003        0.944           1.356                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        1.188           1.217                   5,065
                                                               2003        0.980           1.188                   5,148

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                 150,508
                                                               2003        1.000           1.330                  97,171

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                 290,674
                                                               2003        1.000           1.239                 167,595

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                 349,328
                                                               2003        1.000           1.255                 217,985

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2004        1.035           1.070                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                 281,739
                                                               2003        1.000           1.044                 240,797

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071               2,095,600
                                                               2003        1.012           1.042               2,115,078

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                 238,693
                                                               2003        0.994           1.253                 219,951

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                 164,028
                                                               2003        0.977           1.433                 153,913

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.308           1.389                 248,890
                                                               2003        0.960           1.308                 211,895

   Investors Fund - Class I (11/99)                            2004        1.243           1.345                 294,184
                                                               2003        0.958           1.243                 275,654

   Large Cap Growth Fund - Class I (9/02)                      2004        1.361           1.341                  11,791
                                                               2003        0.961           1.361                   9,226

   Small Cap Growth Fund - Class I (11/99)                     2004        1.415           1.597                 103,106
                                                               2003        0.970           1.415                 115,709

The Travelers Series Trust
   Convertible Securities Portfolio (6/00)                     2004        1.232           1.284                  33,549
                                                               2003        0.996           1.232                   4,148

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.281           1.462                  46,858
                                                               2003        0.977           1.281                  28,513

   Equity Income Portfolio (11/99)                             2004        1.232           1.327                 837,507
                                                               2003        0.958           1.232                 783,027

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Federated High Yield Portfolio (6/00)                       2004        1.204           1.303                  26,152
                                                               2003        1.003           1.204                  23,988

   Federated Stock Portfolio (5/00)                            2004        1.223           1.325                     967
                                                               2003        0.978           1.223                      --

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                 113,899
                                                               2003        0.967           1.181                 112,890

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                 193,163
                                                               2003        1.001           1.262                 115,622

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.156           1.313                  35,453
                                                               2003        0.973           1.156                  30,775

   MFS Emerging Growth Portfolio (11/99)                       2004        1.229           1.358                 217,741
                                                               2003        0.971           1.229                 232,432

   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.308           1.463                  92,733
                                                               2003        0.974           1.308                 104,184

   MFS Value Portfolio (7/04)                                  2004        0.993           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                  16,095
                                                               2003        1.000           1.212                  16,215

   Travelers Quality Bond Portfolio (5/00)                     2004        1.063           1.077                  29,955
                                                               2003        1.014           1.063                   5,772

   U.S. Government Securities Portfolio (6/04)                 2004        0.989           1.048                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                  43,412
                                                               2003        0.967           1.226                  30,573

   MFS Total Return Portfolio (11/99)                          2004        1.126           1.230               1,650,696
                                                               2003        0.986           1.126               1,307,672

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.181           1.285                   1,738
                                                               2003        1.008           1.181                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                  59,976
                                                               2003        1.000           0.998                  19,961

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                  74,728
                                                               2003        0.969           1.260                  73,289

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        1.249           1.438                  50,022
                                                               2003        0.974           1.249                  37,078

   Enterprise Portfolio - Class II Shares (6/01)               2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.245           1.406                 230,274
                                                               2003        0.991           1.245                 173,538

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (8/01)                                              2004        1.167           1.159                      --
                                                               2003        0.953           1.167                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                 440,395
                                                               2003        0.986           1.336                 412,733

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch
Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series
Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners

Janus Aspen Series: Global Life Sciences Portfolio - Service Share is no longer available to new contract owners

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.122           1.227                   9,015
                                                               2003        1.000           1.122                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.095           1.167                      --
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.189           1.328                 285,553
                                                               2003        1.000           1.189                  76,218

   Growth Fund - Class 2 Shares (11/99)                        2004        1.151           1.274                 925,645
                                                               2003        1.000           1.151                 272,019

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.149           1.247               1,228,864
                                                               2003        1.000           1.149                 114,363

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.194           1.310                   6,435
                                                               2003        1.000           1.194                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.119           1.240                  58,171
                                                               2003        1.000           1.119                  15,016

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.265           1.552                   9,075
                                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.177           1.373                 145,525
                                                               2003        1.000           1.177                   6,581

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.163           1.327                      --
                                                               2003        1.000           1.163                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.121           1.200                 134,945
                                                               2003        1.000           1.121                   4,692

   Diversified Strategic Income Portfolio (11/99)              2004        1.059           1.112                  43,484
                                                               2003        1.000           1.059                     210

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.132           1.227                  18,984
                                                               2003        1.000           1.132                  18,984

   Fundamental Value Portfolio (11/99)                         2004        1.171           1.246                 129,712
                                                               2003        1.000           1.171                  32,521

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.144           1.355                  12,979
                                                               2003        1.000           1.144                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.175           1.328                 132,634
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.142           1.266                 101,869
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.158           1.413                  95,984
                                                               2003        1.000           1.158                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.048           1.122                  59,583
                                                               2003        1.000           1.048                   8,722

   Total Return Portfolio - Administrative Class (5/01)        2004        1.026           1.059                 232,845
                                                               2003        1.000           1.026                  14,929

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.182           1.351                      --
                                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.238           1.537                   8,411
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.172           1.248                  46,775
                                                               2003        1.000           1.172                      --

   Investors Fund - Class I (11/99)                            2004        1.149           1.247                  45,124
                                                               2003        1.000           1.149                   4,620

   Small Cap Growth Fund - Class I (11/99)                     2004        1.239           1.402                  79,221
                                                               2003        1.000           1.239                  23,027

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.103           1.122                  16,895
                                                               2003        1.000           1.103                   9,413

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.153           1.167                      --
                                                               2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.131           1.186               1,236,377
                                                               2003        1.000           1.131                 308,447

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth     2004        1.091           1.127                 370,676
   and Value (10/02)
                                                               2003        1.000           1.091                 100,086

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.142           1.238                 223,979
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.124           1.180                 115,972
                                                               2003        1.000           1.124                   7,079

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.134           1.226                  49,924
                                                               2003        1.000           1.134                  11,270

   Large Cap Portfolio (11/99)                                 2004        1.125           1.179                      --
                                                               2003        1.000           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.160           1.321                  33,057
                                                               2003        1.000           1.160                   3,089

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.091           1.244                      --
                                                               2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.107           1.228                  12,910
                                                               2003        1.000           1.107                   2,322

   MFS Value Portfolio (7/04)                                  2004        0.993           1.120                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.129           1.234                  12,386
                                                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.138           1.193                      --
                                                               2003        1.000           1.138                      --

   MFS Total Return Portfolio (11/99)                          2004        1.080           1.185                 137,796
                                                               2003        1.000           1.080                  19,332

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (6/00)                   2004        1.081           1.179                 334,613
                                                               2003        1.000           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                  31,036
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.138           1.230                 272,936
                                                               2003        1.000           1.138                  12,684

   Smith Barney High Income Portfolio (11/99)                  2004        1.103           1.198                 455,720
                                                               2003        1.000           1.103                  38,218

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.171           1.156                  93,001
                                                               2003        1.000           1.171                   8,693

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.160           1.260                  28,139
                                                               2003        1.000           1.160                   3,339

   Smith Barney Money Market Portfolio (11/99)                 2004        0.996           0.988                  10,361
                                                               2003        1.000           0.996                 124,217

   Strategic Equity Portfolio (11/99)                          2004        1.118           1.213                   5,345
                                                               2003        1.000           1.118                   5,347

   Travelers Managed Income Portfolio (11/99)                  2004        1.031           1.043                  80,598
                                                               2003        1.000           1.031                  70,293

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.130           1.155                      --
                                                               2003        1.000           1.130                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.117           1.176                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.237           1.406                   1,998
                                                               2003        1.000           1.237                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.143           1.297                 258,331
                                                               2003        1.000           1.143                  25,783

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.200           1.471                 164,788
                                                               2003        1.000           1.200                  47,679

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.122           1.226                      --
                                                               2003        1.000           1.122                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.095           1.166                      --
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.189           1.327                  32,946
                                                               2003        1.000           1.189                  15,170

   Growth Fund - Class 2 Shares (11/99)                        2004        1.151           1.273                  64,426
                                                               2003        1.000           1.151                  11,767

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.148           1.246                  43,641
                                                               2003        1.000           1.148                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.194           1.309                  26,630
                                                               2003        1.000           1.194                  13,504

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.119           1.239                  10,631
                                                               2003        1.000           1.119                   6,729

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.265           1.551                   7,888
                                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.177           1.372                   6,932
                                                               2003        1.000           1.177                   6,935

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.163           1.326                      --
                                                               2003        1.000           1.163                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.121           1.199                      --
                                                               2003        1.000           1.121                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.059           1.111                      --
                                                               2003        1.000           1.059                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.131           1.226                      --
                                                               2003        1.000           1.131                      --

   Fundamental Value Portfolio (11/99)                         2004        1.170           1.245                      --
                                                               2003        1.000           1.170                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.143           1.354                      --
                                                               2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.175           1.327                      --
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.142           1.265                      --
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.158           1.412                      --
                                                               2003        1.000           1.158                      --

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.206                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.204                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.121                      --
                                                               2003        1.000           1.047                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.026           1.058                      --
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.182           1.350                      --
                                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.238           1.536                      --
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.172           1.248                      --
                                                               2003        1.000           1.172                      --

   Investors Fund - Class I (11/99)                            2004        1.149           1.246                  10,606
                                                               2003        1.000           1.149                  10,611

   Small Cap Growth Fund - Class I (11/99)                     2004        1.238           1.401                      --
                                                               2003        1.000           1.238                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.103           1.121                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.153           1.166                      --
                                                               2003        1.000           1.153                      --

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.130           1.185                      --
                                                               2003        1.000           1.130                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.091           1.126                      --
                                                               2003        1.000           1.091                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.142           1.238                      --
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.124           1.180                      --
                                                               2003        1.000           1.124                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.134           1.225                      --
                                                               2003        1.000           1.134                      --

   Large Cap Portfolio (11/99)                                 2004        1.125           1.178                      --
                                                               2003        1.000           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.160           1.320                      --
                                                               2003        1.000           1.160                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.091           1.243                      --
                                                               2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.107           1.227                      --
                                                               2003        1.000           1.107                      --

   MFS Value Portfolio (7/04)                                  2004        0.993           1.120                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.129           1.233                   5,817
                                                               2003        1.000           1.129                   5,820

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.138           1.192                      --
                                                               2003        1.000           1.138                      --

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Total Return Portfolio (11/99)                          2004        1.080           1.184                   3,677
                                                               2003        1.000           1.080                   3,680

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.081           1.179                      --
                                                               2003        1.000           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.993                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.137           1.230                      --
                                                               2003        1.000           1.137                      --

   Smith Barney High Income Portfolio (11/99)                  2004        1.103           1.198                   9,214
                                                               2003        1.000           1.103                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.170           1.155                      --
                                                               2003        1.000           1.170                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.160           1.259                      --
                                                               2003        1.000           1.160                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.995           0.987                      --
                                                               2003        1.000           0.995                   6,903

   Strategic Equity Portfolio (11/99)                          2004        1.118           1.212                      --
                                                               2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.031           1.042                      --
                                                               2003        1.000           1.031                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.130           1.154                      --
                                                               2003        1.000           1.130                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.117           1.175                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.236           1.405                      --
                                                               2003        1.000           1.236                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.143           1.296                      --
                                                               2003        1.000           1.143                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.200           1.470                  30,307
                                                               2003        1.000           1.200                  16,388

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.020           1.115                 148,290
                                                               2003        0.786           1.020                 148,070

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.616           0.656               2,422,021
                                                               2003        0.509           0.616               2,534,558

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.975           1.087              14,038,586
                                                               2003        0.734           0.975              12,687,639

   Growth Fund - Class 2 Shares (11/99)                        2004        0.975           1.078              17,617,208
                                                               2003        0.726           0.975              16,287,152

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.151           1.248              21,686,362
                                                               2003        0.885           1.151              19,684,170

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        0.757           0.829                 278,131
                                                               2003        0.562           0.757                 316,594

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.036           1.146                 519,463
                                                               2003        0.842           1.036                 339,300

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                 127,549
                                                               2003        1.000           1.444                  81,239

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        0.913           1.063               1,163,252
                                                               2003        0.703           0.913                 926,381

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.025           1.168                  60,904
                                                               2003        0.790           1.025                  36,914
                                                               2002        0.980           0.790                  14,815

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        0.956           1.022               3,542,077
                                                               2003        0.782           0.956               3,677,132

   Diversified Strategic Income Portfolio (11/99)              2004        1.157           1.214               1,402,899
                                                               2003        1.055           1.157               1,827,618

   Equity Index Portfolio - Class II Shares (11/99)            2004        0.781           0.846               1,710,378
                                                               2003        0.623           0.781               1,904,694

   Fundamental Value Portfolio (11/99)                         2004        1.217           1.294               7,138,888
                                                               2003        0.894           1.217               7,499,816

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.373           0.442                 504,404
                                                               2003        0.282           0.373                 577,215

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                 143,569
                                                               2003        1.000           1.332                 110,206

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                 139,195
                                                               2003        1.000           1.241                  69,924

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                 579,899
                                                               2003        1.000           1.256                 184,059

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                  21,094
                                                               2003        1.000           1.074                      --
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.203                  38,258
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                 966,189
                                                               2003        1.000           1.045                  66,862

   Total Return Portfolio - Administrative Class (5/01)        2004        1.160           1.195               4,288,696
                                                               2003        1.125           1.160               4,958,737

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.873           0.996                 146,052
                                                               2003        0.691           0.873                 211,713

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.281           1.588                 465,147
                                                               2003        0.871           1.281                 572,206

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.209           1.286               2,291,751
                                                               2003        0.885           1.209               2,556,109

   Investors Fund - Class I (11/99)                            2004        1.064           1.153               1,177,171
                                                               2003        0.818           1.064               1,323,286

   Small Cap Growth Fund - Class I (11/99)                     2004        1.191           1.347                 574,902
                                                               2003        0.815           1.191                 576,668

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.786           0.798                 311,117
                                                               2003        0.648           0.786                 308,611

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.846           0.855                 296,625
                                                               2003        0.641           0.846                 353,158

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.369           1.434               1,130,241
                                                               2003        1.060           1.369               1,552,275
                                                               2002        1.000           1.060                  64,335

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.242           1.281               1,469,076
                                                               2003        1.037           1.242               1,212,059
                                                               2002        1.000           1.037                  85,778
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.387           1.502                 375,028
                                                               2003        1.073           1.387                 202,888
                                                               2002        1.000           1.073                  33,025

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.353           1.419                 181,446
                                                               2003        1.068           1.353                 123,563
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.129           1.218               1,068,502
                                                               2003        0.876           1.129               1,009,582

   Large Cap Portfolio (11/99)                                 2004        0.714           0.747                 869,453
                                                               2003        0.583           0.714                 855,552

   Lazard International Stock Portfolio (5/00)                 2004        0.737           0.838                 222,987
                                                               2003        0.584           0.737                 138,766

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        0.703           0.800                 783,000
                                                               2003        0.591           0.703                 735,879

   MFS Emerging Growth Portfolio (11/99)                       2004        0.578           0.640                 853,061
                                                               2003        0.456           0.578                 932,441

   MFS Value Portfolio (7/04)                                  2004        0.993           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                   6,543
                                                               2003        1.000           1.214                      --

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.818           0.856                 171,322
                                                               2003        0.644           0.818                 221,463

   MFS Total Return Portfolio (11/99)                          2004        1.204           1.318              11,877,187
                                                               2003        1.052           1.204              10,446,839

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.239           1.350                  27,029
                                                               2003        1.055           1.239                   2,981
   Pioneer Strategic Income Portfolio  (continued)             2002        1.015           1.055                  17,525
                                                               2001        1.031           1.015                   7,608

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                 134,836
                                                               2003        1.000           0.998                   1,896

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.135           1.225               7,989,741
                                                               2003        0.859           1.135               8,426,576

   Smith Barney High Income Portfolio (11/99)                  2004        1.033           1.121               1,472,120
                                                               2003        0.825           1.033               1,602,990

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.918           0.905               4,418,490
                                                               2003        0.634           0.918               4,722,739

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.211           1.313               1,323,755
                                                               2003        0.950           1.211               1,414,246

   Smith Barney Money Market Portfolio (11/99)                 2004        1.051           1.042               2,677,978
                                                               2003        1.063           1.051               3,107,302

   Strategic Equity Portfolio (11/99)                          2004        0.668           0.724               1,352,969
                                                               2003        0.513           0.668               1,595,899

   Travelers Managed Income Portfolio (11/99)                  2004        1.186           1.198               1,256,804
                                                               2003        1.114           1.186               2,050,418

   Van Kampen Enterprise Portfolio (11/99)                     2004        0.641           0.653                 162,682
                                                               2003        0.519           0.641                 211,308

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        0.687           0.722               1,326,872
                                                               2003        0.549           0.687               1,838,477

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.960           1.090                 231,928
                                                               2003        0.688           0.960                 199,188

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.009           1.143               1,099,601
                                                               2003        0.800           1.009                 569,672

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.230           1.507                 814,467
                                                               2003        0.906           1.230                 653,619

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.121           1.224                      --
                                                               2003        1.000           1.121                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.094           1.163                   9,271
                                                               2003        1.000           1.094                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.188           1.324                 153,924
                                                               2003        1.000           1.188                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.150           1.270                 479,818
                                                               2003        1.000           1.150                  44,022

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.148           1.244               1,427,039
                                                               2003        1.000           1.148                   6,912

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.193           1.306                  19,107
                                                               2003        1.000           1.193                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.118           1.236                  29,759
                                                               2003        1.000           1.118                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.264           1.547                 120,614
                                                               2003        1.000           1.264                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.176           1.369                  49,391
                                                               2003        1.000           1.176                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.162           1.324                      --
                                                               2003        1.000           1.162                      --
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.120           1.197                  90,153
                                                               2003        1.000           1.120                  25,015

   Diversified Strategic Income Portfolio (11/99)              2004        1.058           1.109                   9,681
                                                               2003        1.000           1.058                   5,840

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.131           1.224                 149,335
                                                               2003        1.000           1.131                      --

   Fundamental Value Portfolio (11/99)                         2004        1.170           1.243                 223,940
                                                               2003        1.000           1.170                  43,361

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.143           1.351                      --
                                                               2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.174           1.324                   8,143
                                                               2003        1.000           1.174                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.141           1.262                   7,853
                                                               2003        1.000           1.141                   1,380

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                              2004        1.157           1.409                 142,694
                                                               2003        1.000           1.157                  21,860

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.204                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.202                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.119                  15,246
                                                               2003        1.000           1.047                   1,446

   Total Return Portfolio - Administrative Class (5/01)        2004        1.025           1.056                  36,092
                                                               2003        1.000           1.025                  25,954

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.181           1.348                      --
                                                               2003        1.000           1.181                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.237           1.533                   7,466
                                                               2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.171           1.245                      --
                                                               2003        1.000           1.171                      --

   Investors Fund - Class I (11/99)                            2004        1.148           1.244                   6,842
                                                               2003        1.000           1.148                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.238           1.399                  23,159
                                                               2003        1.000           1.238                  23,159

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.102           1.119                  26,364
                                                               2003        1.000           1.102                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.152           1.164                  12,177
                                                               2003        1.000           1.152                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.130           1.183                 749,006
                                                               2003        1.000           1.130                 365,894

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.090           1.124                  59,805
                                                               2003        1.000           1.090                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.141           1.235                  88,305
                                                               2003        1.000           1.141                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.123           1.177                   2,186
                                                               2003        1.000           1.123                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.133           1.223                      --
                                                               2003        1.000           1.133                      --

   Large Cap Portfolio (11/99)                                 2004        1.124           1.176                      --
                                                               2003        1.000           1.124                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.160           1.318                  31,131
                                                               2003        1.000           1.160                  21,973

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.091           1.241                      --
                                                               2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.106           1.224                      --
                                                               2003        1.000           1.106                      --

   MFS Value Portfolio (7/04)                                  2004        0.993           1.119                  12,670

   Pioneer Fund Portfolio (5/03)                               2004        1.128           1.231                      --
                                                               2003        1.000           1.128                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.138           1.189                 152,252
                                                               2003        1.000           1.138                      --

   MFS Total Return Portfolio (11/99)                          2004        1.080           1.181                  65,315
                                                               2003        1.000           1.080                   8,740

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.080           1.176                      --
                                                               2003        1.000           1.080                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.991                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.137           1.227                 117,319
                                                               2003        1.000           1.137                  24,476

   Smith Barney High Income Portfolio (11/99)                  2004        1.102           1.195                  16,389
                                                               2003        1.000           1.102                   5,662

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.170           1.152                   9,503
                                                               2003        1.000           1.170                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.159           1.257                  74,720
                                                               2003        1.000           1.159                  21,686

   Smith Barney Money Market Portfolio (11/99)                 2004        0.995           0.985                      --
                                                               2003        1.000           0.995                      --

   Strategic Equity Portfolio (11/99)                          2004        1.118           1.209                      --
                                                               2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.030           1.040                  72,586
                                                               2003        1.000           1.030                  72,590

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.129           1.152                      --
                                                               2003        1.000           1.129                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.116           1.173                   4,483
                                                               2003        1.000           1.116                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.236           1.402                   1,948
                                                               2003        1.000           1.236                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.142           1.293                  65,466
                                                               2003        1.000           1.142                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.199           1.467                  47,014
                                                               2003        1.000           1.199                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.120           1.222                  65,437
                                                               2003        1.000           1.120                  45,121

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.093           1.162                   2,637
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.188           1.322                 414,965
                                                               2003        1.000           1.188                  81,207

   Growth Fund - Class 2 Shares (11/99)                        2004        1.150           1.268               2,080,101
                                                               2003        1.000           1.150                  87,037

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.147           1.242               2,433,489
                                                               2003        1.000           1.147                 231,645

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.193           1.304                 165,319
                                                               2003        1.000           1.193                  28,154

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.118           1.235                 249,153
                                                               2003        1.000           1.118                  46,651

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.263           1.545                 398,702
                                                               2003        1.000           1.263                  16,979

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.176           1.367                 321,548
                                                               2003        1.000           1.176                  83,958

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.162           1.322                  59,279
                                                               2003        1.000           1.162                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.120           1.195                 406,541
                                                               2003        1.000           1.120                  40,612

   Diversified Strategic Income Portfolio (11/99)              2004        1.058           1.107                 156,661
                                                               2003        1.000           1.058                  17,034

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.130           1.222                  21,301
                                                               2003        1.000           1.130                      --

   Fundamental Value Portfolio (11/99)                         2004        1.169           1.241                 383,453
                                                               2003        1.000           1.169                  75,311

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.142           1.350                  74,506
                                                               2003        1.000           1.142                  10,492

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.174           1.322                 127,693
                                                               2003        1.000           1.174                  75,427

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.141           1.260                 194,530
                                                               2003        1.000           1.141                  47,318

   Mid-Cap Value Portfolio (5/03)                              2004        1.156           1.407                 764,539
                                                               2003        1.000           1.156                  26,607

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                  35,834
                                                               2003        1.000           1.074                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.201                  35,341
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.118                 124,574
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.025           1.054                 832,375
                                                               2003        1.000           1.025                 140,689

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.181           1.346                  35,821
                                                               2003        1.000           1.181                  26,757

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.237           1.531                  33,748
                                                               2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.170           1.243                 115,796
                                                               2003        1.000           1.170                  39,467

   Investors Fund - Class I (11/99)                            2004        1.148           1.242                 145,092
                                                               2003        1.000           1.148                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.237           1.397                  14,973
                                                               2003        1.000           1.237                   6,848

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.102           1.117                  97,154
                                                               2003        1.000           1.102                  24,582

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.152           1.162                  51,288
                                                               2003        1.000           1.152                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.129           1.181               1,607,093
                                                               2003        1.000           1.129                 575,122

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.090           1.122               1,737,780
                                                               2003        1.000           1.090                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.141           1.233                 575,815
                                                               2003        1.000           1.141                  59,078

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.123           1.175                  68,157
                                                               2003        1.000           1.123                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.133           1.221                 142,814
                                                               2003        1.000           1.133                  40,947

   Large Cap Portfolio (11/99)                                 2004        1.124           1.174                  27,335
                                                               2003        1.000           1.124                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.159           1.316                 177,528
                                                               2003        1.000           1.159                  22,094

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.090           1.239                   9,597
                                                               2003        1.000           1.090                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.106           1.223                  22,810
                                                               2003        1.000           1.106                      --

   MFS Value Portfolio (7/04)                                  2004        0.993           1.118                   8,241

   Pioneer Fund Portfolio (5/03)                               2004        1.127           1.229                  70,008
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.137           1.188                  18,745
                                                               2003        1.000           1.137                   2,263

   MFS Total Return Portfolio (11/99)                          2004        1.079           1.180                 667,946
                                                               2003        1.000           1.079                  87,122

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (6/00)                   2004        1.079           1.174                  18,371
                                                               2003        1.000           1.079                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                 883,264
                                                               2003        1.000           0.998                   4,700

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.136           1.225               1,218,182
                                                               2003        1.000           1.136                  74,170

   Smith Barney High Income Portfolio (11/99)                  2004        1.102           1.193                 772,168
                                                               2003        1.000           1.102                 110,507

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.169           1.151                 610,877
                                                               2003        1.000           1.169                 192,810

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.159           1.255                 153,438
                                                               2003        1.000           1.159                  53,650

   Smith Barney Money Market Portfolio (11/99)                 2004        0.995           0.984                 490,044
                                                               2003        1.000           0.995                      --

   Strategic Equity Portfolio (11/99)                          2004        1.117           1.208                  17,780
                                                               2003        1.000           1.117                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.030           1.039                 511,115
                                                               2003        1.000           1.030                  50,709

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.129           1.150                   2,264
                                                               2003        1.000           1.129                   2,265

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.116           1.171                  26,461
                                                               2003        1.000           1.116                   8,739

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.235           1.400                 417,656
                                                               2003        1.000           1.235                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.141           1.291                 279,773
                                                               2003        1.000           1.141                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.198           1.465                 176,584
                                                               2003        1.000           1.198                  16,825

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                  64,717
                                                               2003        0.960           1.244                  56,384

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                 215,603
                                                               2003        0.948           1.146                 140,484

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                 568,405
                                                               2003        0.984           1.305                 230,499

   Growth Fund - Class 2 Shares (11/99)                        2004        1.288           1.420               2,174,558
                                                               2003        0.961           1.288               1,570,074

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.261           1.364               2,464,499
                                                               2003        0.971           1.261               1,651,863

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.303           1.424                 215,079
                                                               2003        0.969           1.303                 201,494

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                 480,020
                                                               2003        0.994           1.220                 399,669

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                 100,794
                                                               2003        1.000           1.442                  71,761

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.281           1.489                 310,191
                                                               2003        0.989           1.281                 244,758

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.265           1.438                  53,572
                                                               2003        0.976           1.265                  21,906
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.193           1.272               1,128,648
                                                               2003        0.977           1.193                 921,298

   Diversified Strategic Income Portfolio (11/99)              2004        1.106           1.158                 162,450
                                                               2003        1.010           1.106                 136,928

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.211           1.308                 411,322
                                                               2003        0.967           1.211                 374,650

   Fundamental Value Portfolio (11/99)                         2004        1.312           1.392                 638,547
                                                               2003        0.966           1.312                 404,104

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                 113,467
                                                               2003        0.983           1.298                  99,969

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                 150,508
                                                               2003        1.000           1.330                  97,171

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                 290,674
                                                               2003        1.000           1.239                 167,595

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                 349,328
                                                               2003        1.000           1.255                 217,985

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                 281,739
                                                               2003        1.000           1.044                 240,797

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071               2,095,600
                                                               2003        1.012           1.042               2,115,078

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                 238,693
                                                               2003        0.994           1.253                 219,951

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                 164,028
                                                               2003        0.977           1.433                 153,913

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.308           1.389                 248,890
                                                               2003        0.960           1.308                 211,895

   Investors Fund - Class I (11/99)                            2004        1.243           1.345                 294,184
                                                               2003        0.958           1.243                 275,654

   Small Cap Growth Fund - Class I (11/99)                     2004        1.415           1.597                 103,106
                                                               2003        0.970           1.415                 115,709

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                  49,884
                                                               2003        0.963           1.166                  45,863

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                  43,087
                                                               2003        0.960           1.263                  36,370

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305               4,713,968
                                                               2003        0.969           1.249               3,197,280
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205               1,461,710
                                                               2003        0.979           1.171               1,099,017
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                 460,907
                                                               2003        0.963           1.241                 351,981
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.216           1.272                 174,476
                                                               2003        0.962           1.216                 152,815
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.232           1.327                 837,507
                                                               2003        0.958           1.232                 783,027

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                 113,899
                                                               2003        0.967           1.181                 112,890

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                 193,163
                                                               2003        1.001           1.262                 115,622

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.156           1.313                  35,453
                                                               2003        0.973           1.156                  30,775

   MFS Emerging Growth Portfolio (11/99)                       2004        1.229           1.358                 217,741
                                                               2003        0.971           1.229                 232,432

   MFS Value Portfolio (7/04)                                  2004        0.993           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                  16,095
                                                               2003        1.000           1.212                  16,215

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                  43,412
                                                               2003        0.967           1.226                  30,573

   MFS Total Return Portfolio (11/99)                          2004        1.126           1.230               1,650,696
                                                               2003        0.986           1.126               1,307,672

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.181           1.285                   1,738
                                                               2003        1.008           1.181                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                  59,976
                                                               2003        1.000           0.998                  19,961

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.254           1.351               1,816,909
                                                               2003        0.951           1.254               1,298,237

   Smith Barney High Income Portfolio (11/99)                  2004        1.259           1.363                 626,071
                                                               2003        1.007           1.259                 963,403

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.346                 454,406
                                                               2003        0.946           1.369                 213,469

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.242           1.345                 414,770
                                                               2003        0.977           1.242                 186,432

   Smith Barney Money Market Portfolio (11/99)                 2004        0.986           0.975                 533,026
                                                               2003        1.000           0.986                 152,315

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                  74,728
                                                               2003        0.969           1.260                  73,289

   Travelers Managed Income Portfolio (11/99)                  2004        1.078           1.087                 383,293
                                                               2003        1.014           1.078                 331,511

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.190           1.211                   9,882
                                                               2003        0.966           1.190                   9,882

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.198           1.257                  32,860
                                                               2003        0.959           1.198                  32,305

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                 164,400
                                                               2003        0.974           1.356                  94,319

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.247           1.410                 298,724
                                                               2003        0.991           1.247                 269,026

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                 440,395
                                                               2003        0.986           1.336                 412,733

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.120           1.220                  10,536
                                                               2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.093           1.160                   1,456
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.188           1.320                 781,699
                                                               2003        1.000           1.188                 163,988

   Growth Fund - Class 2 Shares (11/99)                        2004        1.149           1.266               2,184,750
                                                               2003        1.000           1.149                 117,074

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.147           1.240               2,243,737
                                                               2003        1.000           1.147                 210,838

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.193           1.302                 151,606
                                                               2003        1.000           1.193                  44,940

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.233                 259,463
                                                               2003        1.000           1.117                  19,158

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.263           1.543                 100,690
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.176           1.365                 350,933
                                                               2003        1.000           1.176                  58,222

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.161           1.320                  34,020
                                                               2003        1.000           1.161                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.120           1.193                 201,625
                                                               2003        1.000           1.120                  13,897

   Diversified Strategic Income Portfolio (11/99)              2004        1.057           1.106                 581,383
                                                               2003        1.000           1.057                  22,587

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.130           1.220                  31,513
                                                               2003        1.000           1.130                      --

   Fundamental Value Portfolio (11/99)                         2004        1.169           1.239               1,130,419
                                                               2003        1.000           1.169                 199,202

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.142           1.348                  57,533
                                                               2003        1.000           1.142                  18,494

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.173           1.320                  71,596
                                                               2003        1.000           1.173                  31,851

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.259                 527,515
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.156           1.405                 254,563
                                                               2003        1.000           1.156                  56,642

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                  11,644
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.199                  29,854
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.116                 360,434
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.025           1.053               1,320,238
                                                               2003        1.000           1.025                 212,809

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.344                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.529                  42,012
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.170           1.242                 276,133
                                                               2003        1.000           1.170                  28,599

   Investors Fund - Class I (11/99)                            2004        1.147           1.240                  59,890
                                                               2003        1.000           1.147                  35,867

   Small Cap Growth Fund - Class I (11/99)                     2004        1.237           1.395                 153,471
                                                               2003        1.000           1.237                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.116                  31,123
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.160                  53,839
                                                               2003        1.000           1.151                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.129           1.179               2,834,916
                                                               2003        1.000           1.129                 247,777

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.089           1.120               2,918,367
                                                               2003        1.000           1.089                 413,007

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.140           1.232                 180,396
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.122           1.174                 171,012
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.133           1.219                 356,171
                                                               2003        1.000           1.133                  46,186

   Large Cap Portfolio (11/99)                                 2004        1.123           1.172                      --
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.159           1.314                 575,019
                                                               2003        1.000           1.159                     788

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.090           1.237                  21,338
                                                               2003        1.000           1.090                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.106           1.221                  35,127
                                                               2003        1.000           1.106                  14,706

   MFS Value Portfolio (7/04)                                  2004        0.993           1.117                 122,142

   Pioneer Fund Portfolio (5/03)                               2004        1.127           1.227                      --
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.137           1.186                   8,207
                                                               2003        1.000           1.137                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Total Return Portfolio (11/99)                          2004        1.079           1.178               1,111,199
                                                               2003        1.000           1.079                  78,205

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.079           1.173                  65,381
                                                               2003        1.000           1.079                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                 113,933
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.136           1.224               1,214,648
                                                               2003        1.000           1.136                 201,480

   Smith Barney High Income Portfolio (11/99)                  2004        1.101           1.192                 411,650
                                                               2003        1.000           1.101                 143,452

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.169           1.149                 506,016
                                                               2003        1.000           1.169                 100,648

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.253                 147,795
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.994           0.983                 333,535
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.117           1.206                 126,430
                                                               2003        1.000           1.117                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.029           1.037                 419,827
                                                               2003        1.000           1.029                   6,725

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.129           1.149                      --
                                                               2003        1.000           1.129                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.116           1.170                  13,267
                                                               2003        1.000           1.116                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.235           1.398                  90,724
                                                               2003        1.000           1.235                  33,485

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.141           1.289                 213,311
                                                               2003        1.000           1.141                   5,137

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.198           1.463                 320,461
                                                               2003        1.000           1.198                  52,180

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.120           1.220                      --
                                                               2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.093           1.159                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.187           1.319                  37,649
                                                               2003        1.000           1.187                   6,649

   Growth Fund - Class 2 Shares (11/99)                        2004        1.149           1.266                  50,046
                                                               2003        1.000           1.149                   8,761

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.147           1.239                  75,789
                                                               2003        1.000           1.147                   8,885

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.192           1.302                   7,433
                                                               2003        1.000           1.192                   6,551

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.232                      --
                                                               2003        1.000           1.117                      --

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.263           1.542                      --
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.175           1.364                   3,451
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.161           1.319                      --
                                                               2003        1.000           1.161                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.119           1.192                      --
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.057           1.105                      --
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.130           1.219                      --
                                                               2003        1.000           1.130                      --

   Fundamental Value Portfolio (11/99)                         2004        1.169           1.238                  14,741
                                                               2003        1.000           1.169                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.142           1.347                      --
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.173           1.320                     409
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.258                  29,092
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.156           1.404                     514
                                                               2003        1.000           1.156                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.199                  23,446
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.115                     321
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.024           1.052                  25,853
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.343                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.528                      --
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.170           1.241                   6,750
                                                               2003        1.000           1.170                   6,753

   Investors Fund - Class I (11/99)                            2004        1.147           1.240                      --
                                                               2003        1.000           1.147                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.236           1.394                      --
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.115                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.160                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.129           1.179                  12,072
                                                               2003        1.000           1.129                  12,074

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.089           1.120                 357,916
                                                               2003        1.000           1.089                 292,892

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.140           1.231                  55,062
                                                               2003        1.000           1.140                   9,003

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.122           1.173                      --
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.132           1.218                   6,969
                                                               2003        1.000           1.132                   6,972

   Large Cap Portfolio (11/99)                                 2004        1.123           1.172                      --
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.158           1.313                      --
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.090           1.236                      --
                                                               2003        1.000           1.090                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.105           1.220                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (7/04)                                  2004        0.992           1.117                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.127           1.226                      --
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.136           1.185                      --
                                                               2003        1.000           1.136                      --

   MFS Total Return Portfolio (11/99)                          2004        1.078           1.177                  41,109
                                                               2003        1.000           1.078                      --

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.079           1.172                     307
                                                               2003        1.000           1.079                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.988                  21,622
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.136           1.223                      --
                                                               2003        1.000           1.136                      --

   Smith Barney High Income Portfolio (11/99)                  2004        1.101           1.191                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.169           1.148                   7,565
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.252                   6,960
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.994           0.982                      --
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.116           1.205                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.029           1.036                      --
                                                               2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.128           1.148                      --
                                                               2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.115           1.169                      --
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.397                   6,233
                                                               2003        1.000           1.234                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.141           1.288                   8,746
                                                               2003        1.000           1.141                   8,748

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.198           1.462                  21,134
                                                               2003        1.000           1.198                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.082                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.059                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.114                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.000           1.087                      --

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.000           1.086                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.101                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.000           1.157                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.000           1.121                      --

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.000           1.058                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.000           1.071                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.000           1.071                      --

   Fundamental Value Portfolio (11/99)                         2004        1.000           1.059                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.131                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.127                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.101                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.162                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.118                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.000           1.121                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.069                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.045                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.160                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.194                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.000           1.058                      --

   Investors Fund - Class I (11/99)                            2004        1.000           1.081                      --

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Small Cap Growth Fund - Class I (11/99)                     2004        1.000           1.167                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.017                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.000           1.027                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.040                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.032                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.068                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.000           1.034                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.000           1.103                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.050                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.000           1.146                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.000           1.125                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.000           1.083                      --

   MFS Value Portfolio (7/04)                                  2004        1.002           1.127                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.094                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.056                      --

   MFS Total Return Portfolio (11/99)                          2004        1.000           1.097                      --

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.000           1.105                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.999                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.000           1.067                      --

   Smith Barney High Income Portfolio (11/99)                  2004        1.000           1.086                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.000           0.991                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.000           1.096                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        1.000           0.995                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.099                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.000           1.030                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.000           1.038                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.000           1.060                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.170                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.000           1.109                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.000           1.228                      --

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.242           1.351                  53,488
                                                               2003        0.960           1.242                   8,543

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.144           1.212                   8,147
                                                               2003        0.948           1.144                   8,158

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.303           1.446                 234,185
                                                               2003        0.984           1.303                  11,565

   Growth Fund - Class 2 Shares (11/99)                        2004        1.285           1.415                 542,802
                                                               2003        0.960           1.285                 291,762

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.258           1.358                 950,041
                                                               2003        0.971           1.258                 704,556

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.300           1.418                  56,400
                                                               2003        0.969           1.300                  29,124

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.341                 292,095
                                                               2003        0.994           1.217                 223,043

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.757                  50,617
                                                               2003        1.000           1.440                  30,640

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.279           1.483                  61,084
                                                               2003        0.989           1.279                  19,323

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.262           1.433                  65,648
                                                               2003        0.976           1.262                  36,044
                                                               2002        1.000           0.976                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.190           1.267                 130,325
                                                               2003        0.977           1.190                 108,325

   Diversified Strategic Income Portfolio (11/99)              2004        1.104           1.153                 199,486
                                                               2003        1.010           1.104                 169,179

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.208           1.303                  31,447
                                                               2003        0.967           1.208                  14,964

   Fundamental Value Portfolio (11/99)                         2004        1.310           1.386                 255,757
                                                               2003        0.966           1.310                 109,298

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.296           1.527                  25,628
                                                               2003        0.983           1.296                  18,539

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.329           1.493                  23,228
                                                               2003        1.000           1.329                   4,528

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.238           1.364                  96,031
                                                               2003        1.000           1.238                  60,061

   Mid-Cap Value Portfolio (5/03)                              2004        1.253           1.520                  56,353
                                                               2003        1.000           1.253                  25,857

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110                 168,773
                                                               2003        1.000           1.042                  54,678

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.040           1.067                 576,706
                                                               2003        1.012           1.040                 514,636

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.250           1.421                   2,038
                                                               2003        0.994           1.250                   2,129

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.430           1.765                  15,972
                                                               2003        0.977           1.430                  17,788

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.305           1.383                 185,914
                                                               2003        0.960           1.305                 145,744

   Investors Fund - Class I (11/99)                            2004        1.241           1.340                   5,946
                                                               2003        0.958           1.241                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.412           1.591                  75,282
                                                               2003        0.970           1.412                  51,166

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.163           1.176                   6,295
                                                               2003        0.963           1.163                   6,109

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.261           1.269                      --
                                                               2003        0.960           1.261                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.246           1.300               1,120,270
                                                               2003        0.969           1.246                 559,967
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.168           1.200               1,374,620
                                                               2003        0.979           1.168               1,016,318
                                                               2002        1.000           0.979                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.239           1.336                 294,992
                                                               2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.213           1.267                  68,535
                                                               2003        0.961           1.213                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.230           1.322                  51,434
                                                               2003        0.958           1.230                  35,368

   Large Cap Portfolio (11/99)                                 2004        1.179           1.228                   5,234
                                                               2003        0.966           1.179                   5,013

   Lazard International Stock Portfolio (5/00)                 2004        1.259           1.426                  47,726
                                                               2003        1.001           1.259                   3,059

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.153           1.308                 143,975
                                                               2003        0.973           1.153                 116,827

   MFS Emerging Growth Portfolio (11/99)                       2004        1.227           1.353                  50,553
                                                               2003        0.971           1.227                  43,740

   MFS Value Portfolio (7/04)                                  2004        0.992           1.116                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.316                  28,853
                                                               2003        1.000           1.210                   1,879

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.223           1.274                  74,577
                                                               2003        0.967           1.223                  55,722

   MFS Total Return Portfolio (11/99)                          2004        1.124           1.225                 348,726
                                                               2003        0.986           1.124                 116,554

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (6/00)                   2004        1.179           1.280                   3,608
                                                               2003        1.008           1.179                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                  71,789
                                                               2003        1.000           0.997                  30,870

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.251           1.346                 333,858
                                                               2003        0.951           1.251                 177,260

   Smith Barney High Income Portfolio (11/99)                  2004        1.256           1.358                 550,689
                                                               2003        1.007           1.256                 282,296

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.366           1.341                 198,544
                                                               2003        0.946           1.366                 106,645

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.240           1.339                  42,958
                                                               2003        0.977           1.240                  27,736

   Smith Barney Money Market Portfolio (11/99)                 2004        0.984           0.971                  35,476
                                                               2003        0.999           0.984                  17,168

   Strategic Equity Portfolio (11/99)                          2004        1.257           1.355                  90,472
                                                               2003        0.969           1.257                   4,218

   Travelers Managed Income Portfolio (11/99)                  2004        1.076           1.082                 297,600
                                                               2003        1.014           1.076                 267,025

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.187           1.206                      --
                                                               2003        0.966           1.187                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.195           1.251                  28,191
                                                               2003        0.959           1.195                  27,256

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.353           1.531                  68,766
                                                               2003        0.974           1.353                  18,794

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.245           1.405                 123,753
                                                               2003        0.991           1.245                  55,188

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.334           1.626                  47,123
                                                               2003        0.986           1.334                      --

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.25% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.217                  14,086
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.092           1.157                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.187           1.317                  84,658
                                                               2003        1.000           1.187                  35,982

   Growth Fund - Class 2 Shares (11/99)                        2004        1.148           1.263                 182,999
                                                               2003        1.000           1.148                  24,955

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.146           1.237                 371,564
                                                               2003        1.000           1.146                  61,915

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.192           1.299                  19,793
                                                               2003        1.000           1.192                  10,110

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.230                 233,510
                                                               2003        1.000           1.117                  58,994

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.262           1.539                  25,618
                                                               2003        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.175           1.361                 102,534
                                                               2003        1.000           1.175                  43,980

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.160           1.316                   3,322
                                                               2003        1.000           1.160                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.119           1.190                 235,097
                                                               2003        1.000           1.119                  35,970

   Diversified Strategic Income Portfolio (11/99)              2004        1.057           1.103                  45,843
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.129           1.217                   3,546
                                                               2003        1.000           1.129                     600

   Fundamental Value Portfolio (11/99)                         2004        1.168           1.236                 149,510
                                                               2003        1.000           1.168                  82,968

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.141           1.344                      --
                                                               2003        1.000           1.141                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.317                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.255                  77,831
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.155           1.401                  57,580
                                                               2003        1.000           1.155                  12,721

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.113                  12,535
                                                               2003        1.000           1.045                   8,697

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.024           1.050                  39,973
                                                               2003        1.000           1.024                   2,626

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.340                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.525                  24,487
                                                               2003        1.000           1.235                   9,446

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.169           1.238                   5,312
                                                               2003        1.000           1.169                      --

   Investors Fund - Class I (11/99)                            2004        1.146           1.237                   6,963
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.236           1.391                  14,484
                                                               2003        1.000           1.236                   1,223

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.113                   6,616
                                                               2003        1.000           1.101                   2,853

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.150           1.157                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.128           1.176                 660,981
                                                               2003        1.000           1.128                   4,696

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.117                 931,761
                                                               2003        1.000           1.088                 320,144

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth       2004        1.139           1.228                   9,102
   and Value (10/02)
                                                               2003        1.000           1.139                   2,441

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.122           1.171                  74,904
                                                               2003        1.000           1.122                   4,725

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.132           1.216                  57,086
                                                               2003        1.000           1.132                  35,179

   Large Cap Portfolio (11/99)                                 2004        1.123           1.169                      --
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.158           1.310                   4,686
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.089           1.234                      --
                                                               2003        1.000           1.089                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.105           1.218                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (7/04)                                  2004        0.992           1.116                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.224                  40,130
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.136           1.183                   8,460
                                                               2003        1.000           1.136                      --

   MFS Total Return Portfolio (11/99)                          2004        1.078           1.175                 214,552
                                                               2003        1.000           1.078                  73,796

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.078           1.170                   1,155
                                                               2003        1.000           1.078                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I               2004        0.997           0.986                 279,946
   Shares (9/03)
                                                               2003        1.000           0.997                   3,430

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.135           1.220                 306,530
                                                               2003        1.000           1.135                 135,782

   Smith Barney High Income Portfolio (11/99)                  2004        1.101           1.189                 102,204
                                                               2003        1.000           1.101                  31,438

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.168           1.146                  77,868
                                                               2003        1.000           1.168                  11,125

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.250                  67,514
                                                               2003        1.000           1.158                  29,696

   Smith Barney Money Market Portfolio (11/99)                 2004        0.993           0.980                  12,973
                                                               2003        1.000           0.993                      --

   Strategic Equity Portfolio (11/99)                          2004        1.116           1.203                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.028           1.034                 104,403
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.128           1.145                  43,204
                                                               2003        1.000           1.128                  43,224

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.115           1.167                   9,685
                                                               2003        1.000           1.115                   9,685

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.394                  34,057
                                                               2003        1.000           1.234                   1,294

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.140           1.286                  12,526
                                                               2003        1.000           1.140                   2,436

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.197           1.459                  83,256
                                                               2003        1.000           1.197                  53,786

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.081                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.059                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.113                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.000           1.086                      --

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.000           1.085                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.100                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.000           1.156                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.000           1.120                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.000           1.057                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.000           1.071                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.000           1.070                      --

   Fundamental Value Portfolio (11/99)                         2004        1.000           1.058                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.130                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.126                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.100                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.161                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.117                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.000           1.120                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.068                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.045                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.159                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.193                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.000           1.057                      --

   Investors Fund - Class I (11/99)                            2004        1.000           1.080                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.000           1.166                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.016                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.000           1.026                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.039                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.031                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.067                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.000           1.033                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.000           1.102                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.049                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.000           1.145                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.000           1.124                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.000           1.082                      --

   MFS Value Portfolio (7/04)                                  2004        1.002           1.127                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.093                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.055                      --

   MFS Total Return Portfolio (11/99)                          2004        1.000           1.096                      --

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.000           1.104                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.000           1.066                      --

   Smith Barney High Income Portfolio (11/99)                  2004        1.000           1.085                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.000           0.990                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.000           1.095                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.098                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.000           1.037                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.000           1.059                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.170                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.000           1.108                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.000           1.227                      --

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.35% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.081                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.058                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.113                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.000           1.086                      --

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.000           1.085                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.100                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.000           1.156                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.000           1.119                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.000           1.057                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.000           1.070                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.000           1.070                      --

   Fundamental Value Portfolio (11/99)                         2004        1.000           1.058                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.130                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.126                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.100                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.161                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.117                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.000           1.119                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.067                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.044                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.159                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.193                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.000           1.057                      --

   Investors Fund - Class I (11/99)                            2004        1.000           1.079                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.000           1.166                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.016                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.000           1.026                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.039                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.031                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.067                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.000           1.033                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.000           1.102                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.048                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.000           1.145                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.000           1.124                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.000           1.082                      --

   MFS Value Portfolio (7/04)                                  2004        1.002           1.126                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.093                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.055                      --

   MFS Total Return Portfolio (11/99)                          2004        1.000           1.096                      --

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.000           1.104                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.000           1.066                      --

   Smith Barney High Income Portfolio (11/99)                  2004        1.000           1.085                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.000           0.990                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.000           1.094                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        1.000           0.993                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.098                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.000           1.036                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.000           1.059                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.169                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.000           1.107                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.000           1.227                      --

                            VINTAGE XTRA (SERIES II)
                 SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.215                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.186           1.314                  52,116
                                                               2003        1.000           1.186                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.148           1.260                 164,709
                                                               2003        1.000           1.148                   2,817

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.145           1.234                 124,146
                                                               2003        1.000           1.145                   2,846

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.191           1.296                  80,618
                                                               2003        1.000           1.191                   1,971

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.116           1.227                  10,514
                                                               2003        1.000           1.116                   1,934

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.261           1.536                  13,883
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.174           1.359                 160,129
                                                               2003        1.000           1.174                     684

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2004        1.160           1.314                      --
                                                               2003        1.000           1.160                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.118           1.188                  15,882
                                                               2003        1.000           1.118                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.056           1.100                   4,996
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.128           1.214                  13,285
                                                               2003        1.000           1.128                   2,516

   Fundamental Value Portfolio (11/99)                         2004        1.167           1.233                   3,514
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.140           1.341                  16,559
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.314                  13,437
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.139           1.253                  47,265
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.154           1.398                  27,876
                                                               2003        1.000           1.154                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.197                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.066           1.195                      --
                                                               2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.111                  33,732
                                                               2003        1.000           1.044                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.023           1.048                 173,655
                                                               2003        1.000           1.023                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.337                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.521                  21,691
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.168           1.236                  23,385
                                                               2003        1.000           1.168                      --

   Investors Fund - Class I (11/99)                            2004        1.146           1.234                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.235           1.388                   3,170
                                                               2003        1.000           1.235                     321

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.100           1.110                  67,650
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.150           1.155                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.127           1.174                 551,949
                                                               2003        1.000           1.127                   3,351

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.115                 397,146
                                                               2003        1.000           1.088                  16,637

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth       2004        1.139           1.226                 165,956
   and Value (10/02)
                                                               2003        1.000           1.139                   1,142

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2004        1.121           1.168                      --
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.131           1.213                   6,516
                                                               2003        1.000           1.131                     788

   Large Cap Portfolio (11/99)                                 2004        1.122           1.167                   8,909
                                                               2003        1.000           1.122                   1,676

   Lazard International Stock Portfolio (5/00)                 2004        1.157           1.308                  65,725
                                                               2003        1.000           1.157                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.088           1.231                      --
                                                               2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.104           1.215                   1,103
                                                               2003        1.000           1.104                      --

   MFS Value Portfolio (7/04)                                  2004        0.992           1.115                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.221                      --
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.135           1.180                      --
                                                               2003        1.000           1.135                      --

   MFS Total Return Portfolio (11/99)                          2004        1.077           1.172                  16,504
                                                               2003        1.000           1.077                   1,754

   Pioneer Strategic Income Portfolio (6/00)                   2004        1.078           1.167                   2,480
                                                               2003        1.000           1.078                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I               2004        0.996           0.984                 224,435
   Shares (9/03)
                                                               2003        1.000           0.996                  24,623

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.134           1.218                  33,975
                                                               2003        1.000           1.134                      --

   Smith Barney High Income Portfolio (11/99)                  2004        1.100           1.186                  49,104
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.167           1.144                  22,157
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.157           1.247                   5,419
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.993           0.978                  25,772
                                                               2003        1.000           0.993                  10,608

   Strategic Equity Portfolio (11/99)                          2004        1.115           1.200                      --
                                                               2003        1.000           1.115                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.028           1.032                 209,995
                                                               2003        1.000           1.028                  17,126

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.127           1.143                      --
                                                               2003        1.000           1.127                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.114           1.164                   1,700
                                                               2003        1.000           1.114                     238

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.233           1.392                   3,043
                                                               2003        1.000           1.233                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.139           1.283                  13,377
                                                               2003        1.000           1.139                   2,423

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.196           1.456                  68,712
                                                               2003        1.000           1.196                     555

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (10/97)                              2004        1.136           1.129               2,441,789
                                                               2003        1.145           1.136               2,806,624
                                                               2002        1.148           1.145               3,881,409
                                                               2001        1.124           1.148               2,937,481
                                                               2000        1.076           1.124               2,772,218
                                                               1999        1.041           1.076               1,142,472
                                                               1998        1.007           1.041                  86,459
                                                               1997        1.000           1.007                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.175           1.278               9,718,281
                                                               2003        0.932           1.175              10,294,762
                                                               2002        1.217           0.932              10,720,659
                                                               2001        1.408           1.217              11,804,188
                                                               2000        1.573           1.408              11,210,280
                                                               1999        1.324           1.573              10,466,930
                                                               1998        1.046           1.324               5,435,838
                                                               1997        1.000           1.046                 737,335

Scudder Investment VIT Funds
   EAFE(R)Equity index Fund - Class A Shares (10/97)           2004        0.899           1.054               1,164,091
                                                               2003        0.685           0.899               1,195,560
                                                               2002        0.888           0.685               1,010,371
                                                               2001        1.198           0.888               1,033,994
                                                               2000        1.461           1.198                 893,929
                                                               1999        1.163           1.461                 371,413
                                                               1998        0.972           1.163                 135,896
                                                               1997        1.000           0.972                  10,530

   Small Cap Index Fund - Class A Shares (10/97)               2004        1.151           1.333               3,371,420
                                                               2003        0.798           1.151               3,397,606
                                                               2002        1.022           0.798               3,433,292
                                                               2001        1.017           1.022               4,365,639
                                                               2000        1.075           1.017               4,184,121
                                                               1999        0.909           1.075               4,438,492

                             TRAVELERS INDEX ANNUITY
                 SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Small Cap Index Fund - Class A Shares  (continued)          1998        0.944           0.909               3,882,023
                                                               1997        1.000           0.944                 644,012

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.20% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.132           1.224                 198,086
                                                               2003        0.903           1.132                 207,964
                                                               2002        1.186           0.903                 208,024
                                                               2001        1.380           1.186                 208,086
                                                               2000        1.552           1.380                 208,110
                                                               1999        1.314           1.552                 208,129
                                                               1998        1.044           1.314                 208,150
                                                               1997        1.000           1.044                 208,174

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.25% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        0.946           1.022                 412,129
                                                               2003        0.755           0.946                 412,225
                                                               2002        0.992           0.755                 412,331
                                                               2001        1.155           0.992                 412,443
                                                               2000        1.299           1.155                 412,472
                                                               1999        1.100           1.299                 412,494
                                                               1998        1.000           1.100                 422,929

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.35% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.124           1.213              15,704,653
                                                               2003        0.898           1.124              16,952,376
                                                               2002        1.181           0.898              14,211,749
                                                               2001        1.376           1.181                 875,616
                                                               2000        1.550           1.376                 910,029
                                                               1999        1.314           1.550                 935,721
                                                               1998        1.000           1.314                 950,940

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.019           1.099               2,819,147
                                                               2003        0.814           1.019               2,851,323
                                                               2002        1.072           0.814               2,873,499
                                                               2001        1.249           1.072               3,447,650
                                                               2000        1.408           1.249               3,634,154
                                                               1999        1.194           1.408               3,838,256
                                                               1998        1.000           1.194                 533,038

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.40% (C)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.118           1.206                      --
                                                               2003        0.894           1.118                      --
                                                               2002        1.176           0.894                      --
                                                               2001        1.371           1.176                      --
                                                               2000        1.545           1.371                      --
                                                               1999        1.310           1.545                      --
                                                               1998        1.044           1.310                      --
                                                               1997        1.000           1.044                      --

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        0.935           1.008                      --
                                                               2003        0.748           0.935                      --
                                                               2002        0.985           0.748                      --
                                                               2001        1.149           0.985                      --
                                                               2000        1.295           1.149                      --
                                                               1999        1.099           1.295                  49,914
                                                               1998        1.000           1.099                  49,914

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.50% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.111           1.197               3,869,136
                                                               2003        0.889           1.111               4,903,819
                                                               2002        1.171           0.889               5,184,623
                                                               2001        1.367           1.171               5,259,396
                                                               2000        1.541           1.367               5,651,471
                                                               1999        1.308           1.541               6,291,395
                                                               1998        1.043           1.308               6,730,772
                                                               1997        1.000           1.043               5,313,886

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.55% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.110           1.196                  26,495
                                                               2003        0.889           1.110                  27,668
                                                               2002        1.172           0.889                  28,719
                                                               2001        1.368           1.172                  30,341
                                                               2000        1.544           1.368                 169,346
                                                               1999        1.311           1.544                 171,111
                                                               1998        1.000           1.311                 172,533

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.55% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        0.745           0.803               1,876,390
                                                               2003        0.597           0.745               1,913,395
                                                               2002        0.786           0.597               1,916,518
                                                               2001        0.918           0.786               2,206,092
                                                               2000        1.000           0.918                 814,687

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.008           1.085                 651,586
                                                               2003        0.807           1.008                 672,968
                                                               2002        1.065           0.807                 673,234
                                                               2001        1.244           1.065                 680,609
                                                               2000        1.404           1.244                 680,772
                                                               1999        1.193           1.404                 730,273
                                                               1998        1.000           1.193                 102,873

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.097           1.180               2,063,866
                                                               2003        0.879           1.097               2,124,826
                                                               2002        1.161           0.879               2,195,848
                                                               2001        1.358           1.161               2,223,866
                                                               2000        1.534           1.358               2,313,085
                                                               1999        1.305           1.534               2,850,045
                                                               1998        1.043           1.305               3,412,468
                                                               1997        1.000           1.043               3,330,600

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.75% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        0.740           0.796                 131,938
                                                               2003        0.594           0.740                 142,282
                                                               2002        0.784           0.594                 152,904
                                                               2001        0.917           0.784                 153,186
                                                               2000        1.000           0.917                  65,983

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.75% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.097           1.180              17,879,625
                                                               2003        0.880           1.097              18,890,474
                                                               2002        1.162           0.880              19,565,931
                                                               2001        1.360           1.162              20,053,885
                                                               2000        1.538           1.360              19,884,874
                                                               1999        1.309           1.538              20,668,805
                                                               1998        1.000           1.309              21,883,580

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        0.913           0.981              11,453,119
                                                               2003        0.734           0.913              12,604,292
                                                               2002        0.970           0.734              13,249,272
                                                               2001        1.136           0.970              14,259,216
                                                               2000        1.285           1.136              15,138,911
                                                               1999        1.095           1.285              15,944,192
                                                               1998        1.000           1.095              16,643,685

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.083           1.163             222,832,787
                                                               2003        0.870           1.083             150,790,603
                                                               2002        1.151           0.870             158,249,182
                                                               2001        1.349           1.151             169,081,133
                                                               2000        1.527           1.349             148,510,661
                                                               1999        1.302           1.527             123,986,805
                                                               1998        1.042           1.302              27,872,471
                                                               1997        1.000           1.042                 358,499

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.084           1.163               4,902,236
                                                               2003        0.871           1.084               5,004,869
                                                               2002        1.153           0.871               5,199,788
                                                               2001        1.352           1.153               5,140,439
                                                               2000        1.532           1.352               4,915,415
                                                               1999        1.306           1.532               4,436,116
                                                               1998        1.000           1.306               4,436,276

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.05% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        0.903           0.968               3,794,944
                                                               2003        0.727           0.903               4,492,288
                                                               2002        0.963           0.727               4,573,827
                                                               2001        1.130           0.963               4,677,523
                                                               2000        1.281           1.130               4,876,140
                                                               1999        1.094           1.281               6,221,780
                                                               1998        1.000           1.094               6,481,921

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.05% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        0.851           0.912             152,793,014
                                                               2003        0.685           0.851             161,368,823
                                                               2002        0.907           0.685             160,070,945
                                                               2001        1.000           0.907              69,196,522

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.069           1.146              53,244,450
                                                               2003        0.861           1.069              54,861,780
                                                               2002        1.141           0.861              57,585,131
                                                               2001        1.340           1.141              60,867,189
                                                               2000        1.520           1.340              54,366,137
                                                               1999        1.298           1.520              49,484,678
                                                               1998        1.041           1.298               8,321,419
                                                               1997        1.000           1.041                  99,043

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        0.776           0.830              92,144,389
                                                               2003        0.625           0.776              97,020,169
                                                               2002        0.829           0.625             100,751,284
                                                               2001        0.975           0.829             105,990,123
                                                               2000        1.107           0.975             113,501,854
                                                               1999        1.000           1.107              46,666,708

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        0.846           0.906              63,290,464
                                                               2003        0.682           0.846              67,288,220
                                                               2002        0.906           0.682              63,531,294
                                                               2001        1.000           0.906              25,578,435

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.062           1.135                 104,881
                                                               2003        0.856           1.062                 104,938
                                                               2002        1.137           0.856                 105,001
                                                               2001        1.338           1.137                 105,066
                                                               2000        1.521           1.338                 159,450
                                                               1999        1.302           1.521                 159,489
                                                               1998        1.000           1.302                 159,531

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        0.980           1.047                 844,196
                                                               2003        0.791           0.980                 895,950
                                                               2002        1.052           0.791                 922,291
                                                               2001        1.239           1.052                 975,085
                                                               2000        1.410           1.239               1,122,544
                                                               1999        1.208           1.410               1,181,707
                                                               1998        1.000           1.208               1,238,057

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.40% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        0.769           0.822              34,233,229
                                                               2003        0.621           0.769              36,026,819
                                                               2002        0.826           0.621              36,925,035
                                                               2001        0.972           0.826              39,792,138
                                                               2000        1.106           0.972              37,399,634
                                                               1999        1.000           1.106              17,179,177

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.50% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (9/97)              2004        1.049           1.119                 114,630
                                                               2003        0.848           1.049                 114,746
                                                               2002        1.128           0.848                 141,617
                                                               2001        1.330           1.128                 142,450
                                                               2000        1.515           1.330                 142,578
                                                               1999        1.299           1.515                 142,657
                                                               1998        1.012           1.299                 142,785

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION
                        PROTECTED EQUITY PORTFOLIO (PEP)

There is no condensed financial information shown in this Statement of Additional Information for the Protected Equity Portfolio variable annuity because all unit prices for the product are shown in the Prospectus.

ANNUAL REPORT
DECEMBER 31, 2004

                            THE TRAVELERS FUND BD IV
                            FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                               HIGH
                                          CAPITAL              YIELD              MANAGED              MONEY
                                       APPRECIATION            BOND                ASSETS             MARKET
                                           FUND                TRUST               TRUST             PORTFOLIO
                                       ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:         $  7,286,357        $     21,948        $     41,706        $ 11,310,063

  Receivables:
    Dividends ................                   --                  --                  --               9,983
                                       ------------        ------------        ------------        ------------

      Total Assets ...........            7,286,357              21,948              41,706          11,320,046
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $  7,286,357        $     21,948        $     41,706        $ 11,320,046
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                         ALLIANCEBERNSTEIN
                                          AIM V.I.            GROWTH         ALLIANCEBERNSTEIN        GLOBAL
                                          PREMIER               AND               PREMIER             GROWTH
                                          EQUITY              INCOME               GROWTH             FUND -
                                          FUND -            PORTFOLIO -         PORTFOLIO -           CLASS 2
                                         SERIES I             CLASS B             CLASS B             SHARES
                                       ------------      -----------------   -----------------     ------------
ASSETS:
  Investments at market value:         $  2,297,016        $  2,359,653        $ 25,267,570        $ 53,481,144

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........            2,297,016           2,359,653          25,267,570          53,481,144
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $  2,297,016        $  2,359,653        $ 25,267,570        $ 53,481,144
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                         DREYFUS
                                             CREDIT                                   DREYFUS              VIF
                                             SUISSE              DELAWARE               VIF             DEVELOPING
     GROWTH           GROWTH-INCOME           TRUST              VIP REIT          APPRECIATION          LEADERS
     FUND -              FUND -             EMERGING             SERIES -           PORTFOLIO -        PORTFOLIO -
     CLASS 2             CLASS 2             MARKETS             STANDARD             INITIAL            INITIAL
     SHARES              SHARES             PORTFOLIO             CLASS               SHARES              SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $112,595,310        $116,134,292        $    907,384        $  5,223,503        $  1,829,639        $  5,514,284


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

   112,595,310         116,134,292             907,384           5,223,503           1,829,639           5,514,284
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $112,595,310        $116,134,292        $    907,384        $  5,223,503        $  1,829,639        $  5,514,284
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                 TEMPLETON
                                                              MUTUAL             DEVELOPING          TEMPLETON
                                         FRANKLIN             SHARES              MARKETS             FOREIGN
                                         SMALL CAP          SECURITIES           SECURITIES         SECURITIES
                                          FUND -              FUND -               FUND -             FUND -
                                          CLASS 2             CLASS 2             CLASS 2             CLASS 2
                                          SHARES              SHARES               SHARES             SHARES
                                       ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:         $ 10,642,459        $  7,480,164        $  3,083,932        $ 17,993,311

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........           10,642,459           7,480,164           3,083,932          17,993,311
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $ 10,642,459        $  7,480,164        $  3,083,932        $ 17,993,311
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    TEMPLETON
     GROWTH                                                       EQUITY             EQUITY
   SECURITIES                              DIVERSIFIED            INDEX               INDEX
     FUND -                                 STRATEGIC          PORTFOLIO -         PORTFOLIO -        FUNDAMENTAL
     CLASS 2          APPRECIATION           INCOME              CLASS I            CLASS II             VALUE
     SHARES             PORTFOLIO           PORTFOLIO             SHARES             SHARES            PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $  1,904,998        $ 26,698,163        $ 18,290,028        $888,904,908        $ 26,508,648        $ 49,205,962


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,904,998          26,698,163          18,290,028         888,904,908          26,508,648          49,205,962
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,904,998        $ 26,698,163        $ 18,290,028        $888,904,908        $ 26,508,648        $ 49,205,962
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          SALOMON             SALOMON
                                         BROTHERS            BROTHERS
                                         VARIABLE            VARIABLE                                 GLOBAL
                                        AGGRESSIVE           GROWTH &                                  LIFE
                                          GROWTH              INCOME              BALANCED           SCIENCES
                                          FUND -              FUND -            PORTFOLIO -         PORTFOLIO -
                                          CLASS I             CLASS I             SERVICE             SERVICE
                                          SHARES              SHARES               SHARES             SHARES
                                       ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:         $  1,124,132        $    834,091        $  5,387,898        $  1,850,160

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........            1,124,132             834,091           5,387,898           1,850,160
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $  1,124,132        $    834,091        $  5,387,898        $  1,850,160
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     GLOBAL              MID CAP            WORLDWIDE
   TECHNOLOGY            GROWTH              GROWTH               LAZARD              GROWTH
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -          RETIREMENT              AND              MID-CAP
     SERVICE             SERVICE             SERVICE            SMALL CAP             INCOME              VALUE
     SHARES              SHARES              SHARES             PORTFOLIO            PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $  1,176,149        $  6,266,656        $  3,357,690        $  2,894,207        $  4,594,890        $  7,714,907


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,176,149           6,266,656           3,357,690           2,894,207           4,594,890           7,714,907
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,176,149        $  6,266,656        $  3,357,690        $  2,894,207        $  4,594,890        $  7,714,907
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          MERRILL             MERRILL           OPPENHEIMER
                                           LYNCH               LYNCH                MAIN               REAL
                                          GLOBAL               VALUE               STREET             RETURN
                                        ALLOCATION         OPPORTUNITIES         FUND/VA -          PORTFOLIO -
                                        V.I. FUND -         V.I. FUND -           SERVICE         ADMINISTRATIVE
                                         CLASS III           CLASS III             SHARES              CLASS
                                       ------------        -------------       ------------       --------------
ASSETS:
  Investments at market value:         $    195,673        $    443,311        $     14,834        $  5,740,602

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........              195,673             443,311              14,834           5,740,602
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $    195,673        $    443,311        $     14,834        $  5,740,602
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                        PUTNAM VT           PUTNAM VT           PUTNAM VT
      TOTAL             DISCOVERY         INTERNATIONAL         SMALL CAP
     RETURN              GROWTH              EQUITY               VALUE
   PORTFOLIO -           FUND -              FUND -               FUND -            ALL CAP             INVESTORS
 ADMINISTRATIVE         CLASS IB            CLASS IB             CLASS IB           FUND -                FUND -
      CLASS              SHARES              SHARES               SHARES            CLASS I              CLASS I
 --------------       ------------        -------------       ------------        ------------        ------------
  $ 52,071,679        $    332,213        $  4,403,255        $ 11,022,177        $ 27,387,153        $ 14,502,330


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

    52,071,679             332,213           4,403,255          11,022,177          27,387,153          14,502,330
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $ 52,071,679        $    332,213        $  4,403,255        $ 11,022,177        $ 27,387,153        $ 14,502,330
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                      SCUDDER
                                                                                   EAFE(R)              VIT
                                                                                   EQUITY            SMALL CAP
                                         LARGE CAP           SMALL CAP             INDEX               INDEX
                                          GROWTH              GROWTH               FUND -             FUND -
                                          FUND -              FUND -              CLASS A             CLASS A
                                          CLASS I             CLASS I              SHARES             SHARES
                                       ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:         $    725,771        $  7,813,170        $  2,816,876        $  7,385,179

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........              725,771           7,813,170           2,816,876           7,385,179
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $    725,771        $  7,813,170        $  2,816,876        $  7,385,179
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                          SMITH                                  MULTIPLE            MULTIPLE
                         BARNEY             MULTIPLE            DISCIPLINE          DISCIPLINE           MULTIPLE
      SMITH              PREMIER           DISCIPLINE          PORTFOLIO -          PORTFOLIO -         DISCIPLINE
     BARNEY            SELECTIONS          PORTFOLIO -           BALANCED             GLOBAL           PORTFOLIO -
    DIVIDEND             ALL CAP             ALL CAP             ALL CAP              ALL CAP           LARGE CAP
    STRATEGY             GROWTH              GROWTH               GROWTH              GROWTH              GROWTH
    PORTFOLIO           PORTFOLIO           AND VALUE           AND VALUE            AND VALUE          AND VALUE
  ------------        ------------        ------------        ------------        ------------        ------------
  $  1,128,432        $  1,614,668        $ 33,675,712        $ 24,275,686        $  5,717,811        $  3,555,818


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,128,432           1,614,668          33,675,712          24,275,686           5,717,811           3,555,818
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,128,432        $  1,614,668        $ 33,675,712        $ 24,275,686        $  5,717,811        $  3,555,818
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2004

                                                            DISCIPLINED                              FEDERATED
                                        CONVERTIBLE           MID CAP              EQUITY              HIGH
                                        SECURITIES             STOCK               INCOME              YIELD
                                         PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                       ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:         $  4,556,777        $  2,844,180        $ 25,668,462        $  3,083,004

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........            4,556,777           2,844,180          25,668,462           3,083,004
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $  4,556,777        $  2,844,180        $ 25,668,462        $  3,083,004
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                 MERRILL
                                             LAZARD               LYNCH                MFS                 MFS
    FEDERATED                             INTERNATIONAL         LARGE CAP           EMERGING             MID CAP
      STOCK             LARGE CAP             STOCK                CORE              GROWTH               GROWTH
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $  1,130,002        $  9,778,961        $  5,487,931        $  7,307,065        $ 10,872,115        $  2,719,470


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,130,002           9,778,961           5,487,931           7,307,065          10,872,115           2,719,470
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,130,002        $  9,778,961        $  5,487,931        $  7,307,065        $ 10,872,115        $  2,719,470
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                 TRAVELERS              AIM
                                            MFS               PIONEER             QUALITY             CAPITAL
                                           VALUE               FUND                 BOND           APPRECIATION
                                         PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                       ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:         $    814,361        $    477,526        $  7,226,668        $  1,686,839

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........              814,361             477,526           7,226,668           1,686,839
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $    814,361        $    477,526        $  7,226,668        $  1,686,839
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                               SB
                                           ADJUSTABLE                                                     SMITH
                                              RATE                SMITH               SMITH               BARNEY
       MFS               PIONEER             INCOME               BARNEY             BARNEY           INTERNATIONAL
      TOTAL             STRATEGIC          PORTFOLIO -          AGGRESSIVE            HIGH               ALL CAP
     RETURN              INCOME              CLASS I              GROWTH             INCOME               GROWTH
    PORTFOLIO           PORTFOLIO            SHARES             PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        -------------
  $ 80,430,188        $  2,116,835        $  3,010,168        $ 74,443,386        $ 22,742,650        $  5,866,844


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

    80,430,188           2,116,835           3,010,168          74,443,386          22,742,650           5,866,844
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $ 80,430,188        $  2,116,835        $  3,010,168        $ 74,443,386        $ 22,742,650        $  5,866,844
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               SMITH
                                           SMITH              BARNEY               SMITH               SMITH
                                          BARNEY               LARGE               BARNEY             BARNEY
                                         LARGE CAP        CAPITALIZATION          MID CAP              MONEY
                                           VALUE              GROWTH                CORE              MARKET
                                         PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                       ------------       --------------       ------------        ------------
ASSETS:
  Investments at market value:         $ 19,458,488        $ 40,896,547        $ 20,749,597        $ 29,608,499

  Receivables:
    Dividends ................                   --                  --                  --              23,032
                                       ------------        ------------        ------------        ------------

      Total Assets ...........           19,458,488          40,896,547          20,749,597          29,631,531
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $ 19,458,488        $ 40,896,547        $ 20,749,597        $ 29,631,531
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    EMERGING
                        TRAVELERS                                COMSTOCK            GROWTH            ENTERPRISE
    STRATEGIC            MANAGED           VAN KAMPEN          PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
     EQUITY              INCOME            ENTERPRISE            CLASS II            CLASS I            CLASS II
    PORTFOLIO           PORTFOLIO           PORTFOLIO             SHARES             SHARES              SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $ 20,372,588        $ 21,422,848        $  4,194,175        $  4,340,479        $ 17,716,677        $    517,616


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

    20,372,588          21,422,848           4,194,175           4,340,479          17,716,677             517,616
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $ 20,372,588        $ 21,422,848        $  4,194,175        $  4,340,479        $ 17,716,677        $    517,616
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           SMITH                                                      DYNAMIC
                                          BARNEY                                                      CAPITAL
                                         SMALL CAP         CONTRAFUND(R)       CONTRAFUND(R)       APPRECIATION
                                          GROWTH            PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                       OPPORTUNITIES          SERVICE             SERVICE             SERVICE
                                         PORTFOLIO             CLASS              CLASS 2             CLASS 2
                                       -------------       -------------       -------------       ------------
ASSETS:
  Investments at market value:         $  2,797,683        $ 20,698,491        $  6,075,418        $    175,074

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........            2,797,683          20,698,491           6,075,418             175,074
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $  2,797,683        $ 20,698,491        $  6,075,418        $    175,074
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      MID CAP
    PORTFOLIO -
      SERVICE
      CLASS 2              COMBINED
  --------------        --------------

  $   12,314,707        $2,128,607,891


              --                33,015

      12,314,707         2,128,640,906
  --------------        --------------




              --                    --
  --------------        --------------

  $   12,314,707        $2,128,640,906
  ==============        ==============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               HIGH
                                                         CAPITAL               YIELD              MANAGED             MONEY
                                                       APPRECIATION            BOND               ASSETS              MARKET
                                                           FUND                TRUST               TRUST            PORTFOLIO
                                                       ------------        ------------        ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $      1,428        $        930       $    126,348
                                                       ------------        ------------        ------------       ------------

EXPENSES:
  Insurance charges ...........................              88,544                  51                 101            171,356
  Administrative fees .........................               9,958                   6                  11             19,193
  Equity protection fees ......................                  --                  --                  --                 --
                                                       ------------        ------------        ------------       ------------

    Total expenses ............................              98,502                  57                 112            190,549
                                                       ------------        ------------        ------------       ------------

      Net investment income (loss) ............             (98,502)              1,371                 818            (64,201)
                                                       ------------        ------------        ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 345                 --
    Realized gain (loss) on sale of investments            (223,025)                  2                   2                 --
                                                       ------------        ------------        ------------       ------------

      Realized gain (loss) ....................            (223,025)                  2                 347                 --
                                                       ------------        ------------        ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................           1,425,546                (793)                214                 --
                                                       ------------        ------------        ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  1,104,019        $        580        $      1,379       $    (64,201)
                                                       ============        ============        ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                    ALLIANCEBERNSTEIN
     AIM V.I.            GROWTH         ALLIANCEBERNSTEIN         GLOBAL
     PREMIER               AND               PREMIER              GROWTH              GROWTH          GROWTH-INCOME
     EQUITY              INCOME              GROWTH               FUND -              FUND -              FUND -
     FUND -            PORTFOLIO -         PORTFOLIO -           CLASS 2              CLASS 2            CLASS 2
    SERIES I             CLASS B             CLASS B              SHARES              SHARES              SHARES
  ------------      -----------------   -----------------     ------------        ------------        -------------
  $     10,433        $     15,512        $         --        $    195,869        $    178,818        $    946,067
  ------------        ------------        ------------        ------------        ------------        ------------


        31,668              30,286             354,053             681,466           1,435,918           1,519,188
         3,475               3,166              38,498              68,922             148,247             153,304
            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        35,143              33,452             392,551             750,388           1,584,165           1,672,492
  ------------        ------------        ------------        ------------        ------------        ------------

       (24,710)            (17,940)           (392,551)           (554,519)         (1,405,347)           (726,425)
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
       (12,744)             29,401          (2,753,755)           (156,031)           (680,581)            296,406
  ------------        ------------        ------------        ------------        ------------        ------------

       (12,744)             29,401          (2,753,755)           (156,031)           (680,581)            296,406
  ------------        ------------        ------------        ------------        ------------        ------------


       130,413             190,784           4,713,253           6,152,886          12,647,698           9,338,010
  ------------        ------------        ------------        ------------        ------------        ------------



  $     92,959        $    202,245        $  1,566,947        $  5,442,336        $ 10,561,770        $  8,907,991
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                     DREYFUS
                                                          CREDIT                                  DREYFUS              VIF
                                                          SUISSE             DELAWARE               VIF             DEVELOPING
                                                          TRUST              VIP REIT          APPRECIATION          LEADERS
                                                         EMERGING            SERIES -           PORTFOLIO -        PORTFOLIO -
                                                         MARKETS             STANDARD             INITIAL            INITIAL
                                                        PORTFOLIO              CLASS              SHARES              SHARES
                                                       ------------        ------------        ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $      2,046        $     91,623        $     30,367       $     10,592
                                                       ------------        ------------        ------------       ------------

EXPENSES:
  Insurance charges ...........................               9,270              58,549              26,530             75,098
  Administrative fees .........................               1,052               6,426               2,869              8,229
  Equity protection fees ......................                  --                  --                  --                 --
                                                       ------------        ------------        ------------       ------------

    Total expenses ............................              10,322              64,975              29,399             83,327
                                                       ------------        ------------        ------------       ------------

      Net investment income (loss) ............              (8,276)             26,648                 968            (72,735)
                                                       ------------        ------------        ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --              94,935                  --                 --
    Realized gain (loss) on sale of investments              18,740             217,163              29,205             35,881
                                                       ------------        ------------        ------------       ------------

      Realized gain (loss) ....................              18,740             312,098              29,205             35,881
                                                       ------------        ------------        ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             142,539             725,473              29,258            584,096
                                                       ------------        ------------        ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    153,003        $  1,064,219        $     59,431       $    547,242
                                                       ============        ============        ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                            TEMPLETON
                          MUTUAL           DEVELOPING           TEMPLETON           TEMPLETON
    FRANKLIN              SHARES             MARKETS             FOREIGN             GROWTH
    SMALL CAP           SECURITIES         SECURITIES           SECURITIES         SECURITIES
     FUND -               FUND -             FUND -               FUND -             FUND -
     CLASS 2              CLASS 2            CLASS 2             CLASS 2             CLASS 2          APPRECIATION
     SHARES               SHARES             SHARES               SHARES             SHARES            PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $         --        $     43,755        $     34,593        $    158,963        $     13,754        $    285,826
  ------------        ------------        ------------        ------------        ------------        ------------


       141,732              89,045              29,918             215,735              18,304             360,358
        14,913               8,707               2,827              22,669               1,953              37,448
            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       156,645              97,752              32,745             238,404              20,257             397,806
  ------------        ------------        ------------        ------------        ------------        ------------

      (156,645)            (53,997)              1,848             (79,441)             (6,503)           (111,980)
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
      (316,575)             29,945              38,127              80,940              16,743             104,244
  ------------        ------------        ------------        ------------        ------------        ------------

      (316,575)             29,945              38,127              80,940              16,743             104,244
  ------------        ------------        ------------        ------------        ------------        ------------


     1,399,810             684,960             449,904           2,487,941             196,570           1,770,428
  ------------        ------------        ------------        ------------        ------------        ------------



  $    926,590        $    660,908        $    489,879        $  2,489,440        $    206,810        $  1,762,692
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              EQUITY              EQUITY
                                                        DIVERSIFIED            INDEX               INDEX
                                                         STRATEGIC          PORTFOLIO -         PORTFOLIO -        FUNDAMENTAL
                                                           INCOME             CLASS I            CLASS II             VALUE
                                                         PORTFOLIO            SHARES              SHARES            PORTFOLIO
                                                       ------------        ------------        ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $    870,816        $ 13,709,121        $    344,516       $    314,483
                                                       ------------        ------------        ------------       ------------

EXPENSES:
  Insurance charges ...........................             255,167          10,622,989             344,078            687,806
  Administrative fees .........................              27,140           1,234,740              38,060             71,204
  Equity protection fees ......................                  --          13,127,037                  --                 --
                                                       ------------        ------------        ------------       ------------

    Total expenses ............................             282,307          24,984,766             382,138            759,010
                                                       ------------        ------------        ------------       ------------

      Net investment income (loss) ............             588,509         (11,275,645)            (37,622)          (444,527)
                                                       ------------        ------------        ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                  --          1,111,058
    Realized gain (loss) on sale of investments             (63,608)           (656,787)            (96,821)           209,616
                                                       ------------        ------------        ------------       ------------

      Realized gain (loss) ....................             (63,608)           (656,787)            (96,821)         1,320,674
                                                       ------------        ------------        ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             339,010          71,412,525           2,251,632          2,109,203
                                                       ------------        ------------        ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    863,911        $ 59,480,093        $  2,117,189       $  2,985,350
                                                       ============        ============        ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     SALOMON              SALOMON
    BROTHERS             BROTHERS
    VARIABLE             VARIABLE                                 GLOBAL
   AGGRESSIVE            GROWTH &                                  LIFE               GLOBAL             MID CAP
     GROWTH               INCOME            BALANCED             SCIENCES           TECHNOLOGY            GROWTH
     FUND -               FUND -           PORTFOLIO -         PORTFOLIO -          PORTFOLIO -        PORTFOLIO -
     CLASS I              CLASS I            SERVICE             SERVICE              SERVICE            SERVICE
     SHARES               SHARES             SHARES               SHARES              SHARES              SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $         --        $      7,316        $    122,016        $         --        $         --        $         --
  ------------        ------------        ------------        ------------        ------------        ------------


        15,243              12,986              80,148              25,056              16,960              79,103
         1,566               1,278               8,927               2,785               1,932               8,533
            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        16,809              14,264              89,075              27,841              18,892              87,636
  ------------        ------------        ------------        ------------        ------------        ------------

       (16,809)             (6,948)             32,941             (27,841)            (18,892)            (87,636)
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
        20,173              36,072               1,137             (32,257)           (312,581)            (17,266)
  ------------        ------------        ------------        ------------        ------------        ------------

        20,173              36,072               1,137             (32,257)           (312,581)            (17,266)
  ------------        ------------        ------------        ------------        ------------        ------------


        68,572              12,986             297,812             269,000             296,377           1,106,760
  ------------        ------------        ------------        ------------        ------------        ------------



  $     71,936        $     42,110        $    331,890        $    208,902        $    (35,096)       $  1,001,858
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         WORLDWIDE
                                                           GROWTH             LAZARD
                                                        PORTFOLIO -         RETIREMENT          GROWTH AND           MID-CAP
                                                          SERVICE            SMALL CAP            INCOME              VALUE
                                                           SHARES            PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                       ------------        ------------        ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $     30,761        $         --        $     36,099       $     20,041
                                                       ------------        ------------        ------------       ------------

EXPENSES:
  Insurance charges ...........................              46,062              26,833              45,947             69,291
  Administrative fees .........................               5,245               2,658               4,330              6,717
  Equity protection fees ......................                  --                  --                  --                 --
                                                       ------------        ------------        ------------       ------------

    Total expenses ............................              51,307              29,491              50,277             76,008
                                                       ------------        ------------        ------------       ------------

      Net investment income (loss) ............             (20,546)            (29,491)            (14,178)           (55,967)
                                                       ------------        ------------        ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --              36,695            102,091
    Realized gain (loss) on sale of investments              19,855              22,030              16,930             12,459
                                                       ------------        ------------        ------------       ------------

      Realized gain (loss) ....................              19,855              22,030              53,625            114,550
                                                       ------------        ------------        ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................              89,866             335,094             373,007          1,020,703
                                                       ------------        ------------        ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     89,175        $    327,633        $    412,454       $  1,079,286
                                                       ============        ============        ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     MERRILL             MERRILL           OPPENHEIMER                                                 PUTNAM VT
      LYNCH               LYNCH               MAIN                REAL                TOTAL            DISCOVERY
     GLOBAL               VALUE              STREET              RETURN              RETURN              GROWTH
   ALLOCATION         OPPORTUNITIES         FUND/VA -         PORTFOLIO -          PORTFOLIO -           FUND -
   V.I. FUND -         V.I. FUND -           SERVICE         ADMINISTRATIVE      ADMINISTRATIVE         CLASS IB
    CLASS III           CLASS III            SHARES              CLASS                CLASS              SHARES
  ------------        -------------       ------------       --------------      --------------       ------------
  $      5,980        $         --        $         --        $     44,341        $    972,920        $         --
  ------------        ------------        ------------        ------------        ------------        ------------


         1,425               3,645                  28              64,113             747,646               4,567
           143                 376                   3               6,290              77,536                 493
            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

         1,568               4,021                  31              70,403             825,182               5,060
  ------------        ------------        ------------        ------------        ------------        ------------

         4,412              (4,021)                (31)            (26,062)            147,738              (5,060)
  ------------        ------------        ------------        ------------        ------------        ------------



            --             117,804                  --             174,672             747,813                  --
            30                 (96)                  1              24,523             212,272               2,939
  ------------        ------------        ------------        ------------        ------------        ------------

            30             117,708                   1             199,195             960,085               2,939
  ------------        ------------        ------------        ------------        ------------        ------------


        11,499             (76,309)                516             150,038             506,997              20,456
  ------------        ------------        ------------        ------------        ------------        ------------



  $     15,941        $     37,378        $        486        $    323,171        $  1,614,820        $     18,335
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         PUTNAM VT           PUTNAM VT
                                                       INTERNATIONAL         SMALL CAP
                                                           EQUITY              VALUE
                                                           FUND -             FUND -              ALL CAP           INVESTORS
                                                          CLASS IB           CLASS IB             FUND -              FUND -
                                                           SHARES             SHARES              CLASS I            CLASS I
                                                       -------------       ------------        ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $     72,975        $     32,597        $    143,433       $    204,780
                                                       ------------        ------------        ------------       ------------

EXPENSES:
  Insurance charges ...........................              62,275             128,254             388,389            202,758
  Administrative fees .........................               6,806              13,870              41,255             22,069
  Equity protection fees ......................                  --                  --                  --                 --
                                                       ------------        ------------        ------------       ------------

    Total expenses ............................              69,081             142,124             429,644            224,827
                                                       ------------        ------------        ------------       ------------

      Net investment income (loss) ............               3,894            (109,527)           (286,211)           (20,047)
                                                       ------------        ------------        ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                  --                 --
    Realized gain (loss) on sale of investments             218,281             428,579             295,505            173,661
                                                       ------------        ------------        ------------       ------------

      Realized gain (loss) ....................             218,281             428,579             295,505            173,661
                                                       ------------        ------------        ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             307,910           1,771,209           1,704,211          1,048,935
                                                       ------------        ------------        ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    530,085        $  2,090,261        $  1,713,505       $  1,202,549
                                                       ============        ============        ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                 SCUDDER                                 SMITH
                                             EAFE(R)               VIT                                   BARNEY
                                             EQUITY             SMALL CAP             SMITH             PREMIER
    LARGE CAP            SMALL CAP            INDEX               INDEX              BARNEY            SELECTIONS
     GROWTH               GROWTH             FUND -               FUND -            DIVIDEND            ALL CAP
     FUND -               FUND -             CLASS A             CLASS A            STRATEGY             GROWTH
     CLASS I              CLASS I            SHARES               SHARES            PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $      1,238        $         --        $     62,595        $     29,474        $     10,516        $         --
  ------------        ------------        ------------        ------------        ------------        ------------


        10,174             104,378              35,067              92,972              15,115              22,101
         1,163              11,038               3,940              10,188               1,437               2,286
            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        11,337             115,416              39,007             103,160              16,552              24,387
  ------------        ------------        ------------        ------------        ------------        ------------

       (10,099)           (115,416)             23,588             (73,686)             (6,036)            (24,387)
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
        12,892             143,429             (65,589)             93,263               2,455              21,173
  ------------        ------------        ------------        ------------        ------------        ------------

        12,892             143,429             (65,589)             93,263               2,455              21,173
  ------------        ------------        ------------        ------------        ------------        ------------


       (21,163)            857,050             463,602           1,014,441              26,876              24,077
  ------------        ------------        ------------        ------------        ------------        ------------



  $    (18,370)       $    885,063        $    421,601        $  1,034,018        $     23,295        $     20,863
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             MULTIPLE            MULTIPLE
                                                         MULTIPLE           DISCIPLINE          DISCIPLINE           MULTIPLE
                                                        DISCIPLINE          PORTFOLIO -         PORTFOLIO -         DISCIPLINE
                                                       PORTFOLIO -           BALANCED             GLOBAL           PORTFOLIO -
                                                         ALL CAP              ALL CAP             ALL CAP           LARGE CAP
                                                          GROWTH              GROWTH              GROWTH              GROWTH
                                                        AND VALUE            AND VALUE           AND VALUE          AND VALUE
                                                       ------------        ------------        ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $    101,861        $    191,336        $     24,205       $     26,893
                                                       ------------        ------------        ------------       ------------

EXPENSES:
  Insurance charges ...........................             444,943             319,776              65,187             47,215
  Administrative fees .........................              40,990              29,171               6,146              4,544
  Equity protection fees ......................                  --                  --                  --                 --
                                                       ------------        ------------        ------------       ------------

    Total expenses ............................             485,933             348,947              71,333             51,759
                                                       ------------        ------------        ------------       ------------

      Net investment income (loss) ............            (384,072)           (157,611)            (47,128)           (24,866)
                                                       ------------        ------------        ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             118,718              53,479              18,372             36,283
    Realized gain (loss) on sale of investments             170,854             123,442              70,170             23,772
                                                       ------------        ------------        ------------       ------------

      Realized gain (loss) ....................             289,572             176,921              88,542             60,055
                                                       ------------        ------------        ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................           1,535,387             687,745             359,308            114,953
                                                       ------------        ------------        ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  1,440,887        $    707,055        $    400,722       $    150,142
                                                       ============        ============        ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                       DISCIPLINED                              FEDERATED
   CONVERTIBLE           MID CAP             EQUITY                HIGH              FEDERATED
   SECURITIES             STOCK              INCOME               YIELD                STOCK            LARGE CAP
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $     99,732        $      7,390        $    320,766        $    219,958        $     15,660        $     76,101
  ------------        ------------        ------------        ------------        ------------        ------------


        66,230              35,542             328,139              41,959              14,606             132,771
         7,457               3,866              35,621               4,608               1,625              14,458
            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        73,687              39,408             363,760              46,567              16,231             147,229
  ------------        ------------        ------------        ------------        ------------        ------------

        26,045             (32,018)            (42,994)            173,391                (571)            (71,128)
  ------------        ------------        ------------        ------------        ------------        ------------



            --              77,300           1,134,899                  --                  --                  --
        60,974              39,483             188,919              26,694              65,721            (337,012)
  ------------        ------------        ------------        ------------        ------------        ------------

        60,974             116,783           1,323,818              26,694              65,721            (337,012)
  ------------        ------------        ------------        ------------        ------------        ------------


       134,865             276,058             640,676              51,996              34,431             870,572
  ------------        ------------        ------------        ------------        ------------        ------------



  $    221,884        $    360,823        $  1,921,500        $    252,081        $     99,581        $    462,432
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              MERRILL
                                                          LAZARD               LYNCH                MFS                MFS
                                                      INTERNATIONAL          LARGE CAP           EMERGING            MID CAP
                                                          STOCK                CORE               GROWTH              GROWTH
                                                        PORTFOLIO            PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                      -------------        ------------        ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $     78,535        $     37,886        $         --       $         --
                                                       ------------        ------------        ------------       ------------

EXPENSES:
  Insurance charges ...........................              54,133              98,573             147,214             36,445
  Administrative fees .........................               5,490              10,457              15,950              3,975
  Equity protection fees ......................                  --                  --                  --                 --
                                                       ------------        ------------        ------------       ------------

    Total expenses ............................              59,623             109,030             163,164             40,420
                                                       ------------        ------------        ------------       ------------

      Net investment income (loss) ............              18,912             (71,144)           (163,164)           (40,420)
                                                       ------------        ------------        ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                  --                 --
    Realized gain (loss) on sale of investments             136,459            (394,270)         (1,625,876)          (288,503)
                                                       ------------        ------------        ------------       ------------

      Realized gain (loss) ....................             136,459            (394,270)         (1,625,876)          (288,503)
                                                       ------------        ------------        ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             513,566           1,400,686           2,870,357            651,314
                                                       ------------        ------------        ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    668,937        $    935,272        $  1,081,317       $    322,391
                                                       ============        ============        ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                            TRAVELERS             U.S.                 AIM                MFS
       MFS               PIONEER             QUALITY           GOVERNMENT            CAPITAL             TOTAL
      VALUE               FUND                BOND             SECURITIES         APPRECIATION           RETURN
    PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO            PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $      8,567        $      4,150        $    347,271        $         --        $      2,221        $  2,061,099
  ------------        ------------        ------------        ------------        ------------        ------------


         1,982               4,098             103,984                  37              21,891           1,047,057
           205                 401              11,800                   4               2,264             109,644
            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

         2,187               4,499             115,784                  41              24,155           1,156,701
  ------------        ------------        ------------        ------------        ------------        ------------

         6,380                (349)            231,487                 (41)            (21,934)            904,398
  ------------        ------------        ------------        ------------        ------------        ------------



         6,568                  --                  --                   9                  --           2,101,921
           324               2,316             (18,747)                342              15,824             151,029
  ------------        ------------        ------------        ------------        ------------        ------------

         6,892               2,316             (18,747)                351              15,824           2,252,950
  ------------        ------------        ------------        ------------        ------------        ------------


        32,585              36,898             (74,066)                 --              81,713           3,826,272
  ------------        ------------        ------------        ------------        ------------        ------------



  $     45,857        $     38,865        $    138,674        $        310        $     75,603        $  6,983,620
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                SB
                                                                            ADJUSTABLE
                                                                               RATE                SMITH              SMITH
                                                          PIONEER             INCOME              BARNEY              BARNEY
                                                         STRATEGIC          PORTFOLIO -         AGGRESSIVE             HIGH
                                                           INCOME             CLASS I             GROWTH              INCOME
                                                         PORTFOLIO            SHARES             PORTFOLIO          PORTFOLIO
                                                       ------------        ------------        ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $    138,935        $     30,744        $         --       $  1,810,355
                                                       ------------        ------------        ------------       ------------

EXPENSES:
  Insurance charges ...........................              18,869              23,061           1,013,587            303,057
  Administrative fees .........................               2,177               2,050             105,468             31,165
  Equity protection fees ......................                  --                  --                  --                 --
                                                       ------------        ------------        ------------       ------------

    Total expenses ............................              21,046              25,111           1,119,055            334,222
                                                       ------------        ------------        ------------       ------------

      Net investment income (loss) ............             117,889               5,633          (1,119,055)         1,476,133
                                                       ------------        ------------        ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --             274,619                 --
    Realized gain (loss) on sale of investments              (8,575)                793             (87,754)           (40,074)
                                                       ------------        ------------        ------------       ------------

      Realized gain (loss) ....................              (8,575)                793             186,865            (40,074)
                                                       ------------        ------------        ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................              36,631             (14,494)          6,506,379            278,396
                                                       ------------        ------------        ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    145,945        $     (8,068)       $  5,574,189       $  1,714,455
                                                       ============        ============        ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

      SMITH                                   SMITH
     BARNEY               SMITH              BARNEY               SMITH                SMITH
  INTERNATIONAL          BARNEY               LARGE               BARNEY              BARNEY
     ALL CAP            LARGE CAP        CAPITALIZATION          MID CAP               MONEY            STRATEGIC
     GROWTH               VALUE              GROWTH                CORE               MARKET              EQUITY
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
  -------------       ------------       --------------       ------------        ------------        ------------
  $     50,706        $    356,267        $    146,120        $         --        $    276,383        $    276,573
  ------------        ------------        ------------        ------------        ------------        ------------


        79,914             271,335             578,689             277,972             447,425             275,626
         8,847              28,858              61,878              29,509              47,826              30,067
            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        88,761             300,193             640,567             307,481             495,251             305,693
  ------------        ------------        ------------        ------------        ------------        ------------

       (38,055)             56,074            (494,447)           (307,481)           (218,868)            (29,120)
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
       654,548            (258,726)           (190,407)            108,566                  --          (1,305,504)
  ------------        ------------        ------------        ------------        ------------        ------------

       654,548            (258,726)           (190,407)            108,566                  --          (1,305,504)
  ------------        ------------        ------------        ------------        ------------        ------------


       258,272           1,831,117              77,808           1,873,872                  --           2,953,220
  ------------        ------------        ------------        ------------        ------------        ------------



  $    874,765        $  1,628,465        $   (607,046)       $  1,674,957        $   (218,868)       $  1,618,596
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                    EMERGING
                                                        TRAVELERS                               COMSTOCK             GROWTH
                                                         MANAGED            VAN KAMPEN         PORTFOLIO -        PORTFOLIO -
                                                          INCOME            ENTERPRISE          CLASS II            CLASS I
                                                        PORTFOLIO            PORTFOLIO           SHARES              SHARES
                                                       ------------        ------------        ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $    989,621        $     22,580        $     31,794       $         --
                                                       ------------        ------------        ------------       ------------

EXPENSES:
  Insurance charges ...........................             306,512              58,792              59,366            257,409
  Administrative fees .........................              32,540               6,411               6,131             27,745
  Equity protection fees ......................                  --                  --                  --                 --
                                                       ------------        ------------        ------------       ------------

    Total expenses ............................             339,052              65,203              65,497            285,154
                                                       ------------        ------------        ------------       ------------

      Net investment income (loss) ............             650,569             (42,623)            (33,703)          (285,154)
                                                       ------------        ------------        ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                  --                 --
    Realized gain (loss) on sale of investments            (103,704)           (518,979)             92,645         (3,026,376)
                                                       ------------        ------------        ------------       ------------

      Realized gain (loss) ....................            (103,704)           (518,979)             92,645         (3,026,376)
                                                       ------------        ------------        ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................            (296,869)            640,018             536,940          4,171,388
                                                       ------------        ------------        ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    249,996        $     78,416        $    595,882       $    859,858
                                                       ============        ============        ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                          SMITH                                                      DYNAMIC
                         BARNEY                                                      CAPITAL
   ENTERPRISE           SMALL CAP         CONTRAFUND(R)       CONTRAFUND(R)       APPRECIATION           MID CAP
   PORTFOLIO -           GROWTH            PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
    CLASS II          OPPORTUNITIES          SERVICE             SERVICE             SERVICE             SERVICE
     SHARES             PORTFOLIO             CLASS              CLASS 2             CLASS 2             CLASS 2
  ------------        -------------       -------------       -------------       ------------        ------------
  $        700        $      1,864        $     45,193        $     11,457        $         --        $         --
  ------------        ------------        ------------        ------------        ------------        ------------


         7,805              35,730             259,291              75,473               2,471             137,715
           769               3,510              27,428               8,235                 262              13,940
            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

         8,574              39,240             286,719              83,708               2,733             151,655
  ------------        ------------        ------------        ------------        ------------        ------------

        (7,874)            (37,376)           (241,526)            (72,251)             (2,733)           (151,655)
  ------------        ------------        ------------        ------------        ------------        ------------



            --              57,960                  --                  --                  --                  --
         1,855              82,662              13,359             107,125                 948             122,667
  ------------        ------------        ------------        ------------        ------------        ------------

         1,855             140,622              13,359             107,125                 948             122,667
  ------------        ------------        ------------        ------------        ------------        ------------


        15,654             225,629           2,634,480             688,591              (1,994)          2,157,348
  ------------        ------------        ------------        ------------        ------------        ------------



  $      9,635        $    328,875        $  2,406,313        $    723,465        $     (3,779)       $  2,128,360
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          COMBINED
                                                       -------------
INVESTMENT INCOME:
  Dividends ...................................        $  26,995,865
                                                       -------------

EXPENSES:
  Insurance charges ...........................           27,049,627
  Administrative fees .........................            2,949,373
  Equity protection fees ......................           13,127,037
                                                       -------------

    Total expenses ............................           43,126,037
                                                       -------------

      Net investment income (loss) ............          (16,130,172)
                                                       -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            6,265,541
    Realized gain (loss) on sale of investments           (8,466,658)
                                                       -------------

      Realized gain (loss) ....................           (2,201,117)
                                                       -------------

    Change in unrealized gain (loss)
      on investments ..........................          169,479,584
                                                       -------------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 151,148,295
                                                       =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                               CAPITAL APPRECIATION               HIGH YIELD                  MANAGED ASSETS
                                                        FUND                      BOND TRUST                       TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (98,502)  $    (84,496)  $      1,371   $         --   $        818   $         --
  Realized gain (loss) ..................      (223,025)      (839,736)             2             --            347             --
  Change in unrealized gain (loss)
    on investments ......................     1,425,546      2,163,731           (793)            --            214             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,104,019      1,239,499            580             --          1,379             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        47,215        351,583             --             --          3,412             --
  Participant transfers from other
    funding options .....................       422,530        452,026         21,466             --         36,925             --
  Growth rate intra-fund transfers in ...         6,522             --             --             --             --             --
  Administrative charges ................        (4,713)        (4,835)            (4)            --            (10)            --
  Contract surrenders ...................      (355,316)      (823,688)           (94)            --             --             --
  Participant transfers to other
    funding options .....................      (392,168)      (685,538)            --             --             --             --
  Growth rate intra-fund transfers out ..        (6,522)            --             --             --             --             --
  Other payments to participants ........       (41,854)       (30,557)            --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (324,306)      (741,009)        21,368             --         40,327             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       779,713        498,490         21,948             --         41,706             --


NET ASSETS:
    Beginning of year ...................     6,506,644      6,008,154             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  7,286,357   $  6,506,644   $     21,948   $         --   $     41,706   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                             ALLIANCEBERNSTEIN
                                                   MONEY MARKET                AIM V.I. PREMIER              GROWTH AND INCOME
                                                     PORTFOLIO              EQUITY FUND - SERIES I          PORTFOLIO - CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (64,201)  $   (126,434)  $    (24,710)  $    (26,815)  $    (17,940)  $     (9,684)
  Realized gain (loss) ..................            --             --        (12,744)       (38,211)        29,401          9,258
  Change in unrealized gain (loss)
    on investments ......................            --             --        130,413        543,612        190,784        356,041
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       (64,201)      (126,434)        92,959        478,586        202,245        355,615
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       233,991      5,593,457         17,138         95,735         60,970        405,414
  Participant transfers from other
    funding options .....................     6,203,156     15,052,331         33,803        176,456        296,663        931,036
  Growth rate intra-fund transfers in ...        23,240             --             --             --             --             --
  Administrative charges ................        (5,732)        (7,008)          (879)          (967)          (546)          (327)
  Contract surrenders ...................    (2,131,446)    (2,179,343)       (37,857)       (30,923)       (34,529)       (15,578)
  Participant transfers to other
    funding options .....................    (7,846,251)   (20,914,152)      (317,613)      (147,010)      (132,702)      (246,878)
  Growth rate intra-fund transfers out ..       (23,240)            --             --             --             --             --
  Other payments to participants ........       (83,820)           393         (2,567)       (17,797)            --         (6,632)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (3,630,102)    (2,454,322)      (307,975)        75,494        189,856      1,067,035
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (3,694,303)    (2,580,756)      (215,016)       554,080        392,101      1,422,650


NET ASSETS:
    Beginning of year ...................    15,014,349     17,595,105      2,512,032      1,957,952      1,967,552        544,902
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 11,320,046   $ 15,014,349   $  2,297,016   $  2,512,032   $  2,359,653   $  1,967,552
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      ALLIANCEBERNSTEIN
        PREMIER GROWTH                  GLOBAL GROWTH                    GROWTH FUND -                GROWTH-INCOME FUND -
     PORTFOLIO - CLASS B            FUND - CLASS 2 SHARES               CLASS 2 SHARES                   CLASS 2 SHARES
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$    (392,551)  $    (398,872)  $    (554,519)  $    (385,588)  $  (1,405,347)  $  (1,030,373)  $    (726,425)  $    (321,120)
   (2,753,755)     (3,530,400)       (156,031)       (553,285)       (680,581)     (1,585,442)        296,406        (439,583)

    4,713,253       9,023,715       6,152,886      10,720,905      12,647,698      23,939,855       9,338,010      20,066,262
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    1,566,947       5,094,443       5,442,336       9,782,032      10,561,770      21,324,040       8,907,991      19,305,559
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      111,727         517,807       1,919,371       1,236,849       6,778,428       3,888,958       7,805,255       4,414,520

      499,244       1,009,892       6,876,920       6,385,985      11,861,062      14,307,725      14,928,818      17,375,532
           --              --         357,676              --         346,594              --         336,986              --
      (12,357)        (14,185)         (8,382)         (7,124)        (21,303)        (19,677)        (22,491)        (18,747)
   (1,150,649)     (1,434,482)       (755,452)       (703,498)     (2,323,394)     (1,845,565)     (2,775,888)     (2,124,331)

   (2,669,953)     (2,943,845)     (2,332,236)     (1,123,186)     (4,852,638)     (2,904,160)     (3,488,040)     (3,016,600)
           --              --        (357,676)             --        (346,594)             --        (336,986)             --
     (708,614)       (209,355)       (230,318)        (91,574)       (686,924)       (779,092)       (418,458)       (693,394)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   (3,930,602)     (3,074,168)      5,469,903       5,697,452      10,755,231      12,648,189      16,029,196      15,936,980
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   (2,363,655)      2,020,275      10,912,239      15,479,484      21,317,001      33,972,229      24,937,187      35,242,539



   27,631,225      25,610,950      42,568,905      27,089,421      91,278,309      57,306,080      91,197,105      55,954,566
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  25,267,570   $  27,631,225   $  53,481,144   $  42,568,905   $ 112,595,310   $  91,278,309   $ 116,134,292   $  91,197,105
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   CREDIT SUISSE                 DELAWARE VIP                  DREYFUS VIF
                                                  TRUST EMERGING                REIT SERIES -            APPRECIATION PORTFOLIO -
                                                 MARKETS PORTFOLIO              STANDARD CLASS                INITIAL SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (8,276)  $     (6,965)  $     26,648   $     13,156   $        968   $        480
  Realized gain (loss) ..................        18,740         (6,019)       312,098         28,708         29,205        (56,149)
  Change in unrealized gain (loss)
    on investments ......................       142,539        183,978        725,473        792,546         29,258        349,805
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       153,003        170,994      1,064,219        834,410         59,431        294,136
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........           377         13,137        138,781        506,447          4,886        318,683
  Participant transfers from other
    funding options .....................       178,197        109,218      1,493,361      1,757,671         98,931        595,864
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (362)          (298)        (2,119)        (1,775)          (919)          (883)
  Contract surrenders ...................       (37,239)        (7,172)      (241,897)      (495,245)      (149,717)      (366,653)
  Participant transfers to other
    funding options .....................       (25,559)       (42,000)    (1,195,706)    (1,482,699)      (179,696)      (120,901)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --       (197,499)       (14,772)       (26,750)       (23,005)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       115,414         72,885         (5,079)       269,627       (253,265)       403,105
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       268,417        243,879      1,059,140      1,104,037       (193,834)       697,241


NET ASSETS:
    Beginning of year ...................       638,967        395,088      4,164,363      3,060,326      2,023,473      1,326,232
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    907,384   $    638,967   $  5,223,503   $  4,164,363   $  1,829,639   $  2,023,473
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              TEMPLETON
         DREYFUS VIF                                                     MUTUAL SHARES                 DEVELOPING MARKETS
      DEVELOPING LEADERS             FRANKLIN SMALL CAP                SECURITIES FUND -                SECURITIES FUND -
  PORTFOLIO - INITIAL SHARES        FUND - CLASS 2 SHARES                CLASS 2 SHARES                  CLASS 2 SHARES
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$     (72,735)  $     (71,728)  $    (156,645)  $    (124,251)  $     (53,997)  $     (15,347)  $       1,848   $      (3,339)
       35,881        (188,714)       (316,575)       (465,364)         29,945          12,783          38,127           2,684

      584,096       1,595,228       1,399,810       3,081,903         684,960         654,593         449,904         123,395
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      547,242       1,334,786         926,590       2,492,288         660,908         652,029         489,879         122,740
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      106,635         569,322         561,542         699,614         480,843       1,109,847         375,896         334,406

      163,735       1,173,342         771,275         742,255       2,167,404       2,117,417       1,723,538         492,519
       14,567              --          10,256              --          73,611              --          43,637              --
       (3,136)         (3,142)         (4,079)         (4,065)         (1,641)           (824)           (345)            (24)
     (350,099)       (503,930)       (410,262)       (463,084)       (141,631)        (42,607)        (50,701)         (4,671)

     (829,657)       (397,972)     (1,065,408)       (524,715)       (173,277)       (311,209)       (340,887)        (58,418)
      (14,567)             --         (10,256)             --         (73,611)             --         (43,637)             --
     (215,577)        (23,365)       (122,436)        (30,914)        (40,073)        (40,410)             --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   (1,128,099)        814,255        (269,368)        419,091       2,291,625       2,832,214       1,707,501         763,812
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

     (580,857)      2,149,041         657,222       2,911,379       2,952,533       3,484,243       2,197,380         886,552



    6,095,141       3,946,100       9,985,237       7,073,858       4,527,631       1,043,388         886,552              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   5,514,284   $   6,095,141   $  10,642,459   $   9,985,237   $   7,480,164   $   4,527,631   $   3,083,932   $     886,552
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     TEMPLETON                    TEMPLETON
                                                FOREIGN SECURITIES             GROWTH SECURITIES
                                               FUND - CLASS 2 SHARES         FUND - CLASS 2 SHARES        APPRECIATION PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (79,441)  $     20,771   $     (6,503)  $        779   $   (111,980)  $   (165,010)
  Realized gain (loss) ..................        80,940       (424,011)        16,743          1,468        104,244       (108,275)
  Change in unrealized gain (loss)
    on investments ......................     2,487,941      3,407,363        196,570        193,352      1,770,428      4,420,396
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     2,489,440      3,004,123        206,810        195,599      1,762,692      4,147,111
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       949,120        690,592        199,995        309,101      1,249,226      1,598,783
  Participant transfers from other
    funding options .....................     2,476,514      2,239,984        558,268        386,361      1,507,421      3,813,272
  Growth rate intra-fund transfers in ...        37,137             --         16,992             --         72,846             --
  Administrative charges ................        (4,666)        (4,122)          (649)          (242)        (9,153)        (8,498)
  Contract surrenders ...................      (600,087)      (381,178)       (32,604)        (9,407)      (855,521)      (618,157)
  Participant transfers to other
    funding options .....................      (626,130)    (1,730,095)       (73,286)       (14,257)      (643,108)    (1,164,353)
  Growth rate intra-fund transfers out ..       (37,137)            --        (16,992)            --        (72,846)            --
  Other payments to participants ........      (128,091)       (20,098)            --             --       (314,316)      (171,904)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,066,660        795,083        651,724        671,556        934,549      3,449,143
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,556,100      3,799,206        858,534        867,155      2,697,241      7,596,254


NET ASSETS:
    Beginning of year ...................    13,437,211      9,638,005      1,046,464        179,309     24,000,922     16,404,668
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 17,993,311   $ 13,437,211   $  1,904,998   $  1,046,464   $ 26,698,163   $ 24,000,922
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

    DIVERSIFIED STRATEGIC                EQUITY INDEX                     EQUITY INDEX                FUNDAMENTAL VALUE
       INCOME PORTFOLIO           PORTFOLIO - CLASS I SHARES       PORTFOLIO - CLASS II SHARES            PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$     588,509   $     808,924   $ (11,275,645)  $  (9,731,858)  $     (37,622)  $     (95,405)  $    (444,527)  $    (346,923)
      (63,608)        (80,945)       (656,787)     (1,526,894)        (96,821)       (559,348)      1,320,674        (792,271)

      339,010         847,140      71,412,525     155,654,397       2,251,632       5,767,581       2,109,203      13,041,044
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      863,911       1,575,119      59,480,093     144,395,645       2,117,189       5,112,828       2,985,350      11,901,850
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      817,231         712,718      89,832,703     151,297,419         330,921       1,980,406       1,937,810       2,081,160

    1,146,305       4,133,854         232,334         452,934       1,375,243       2,776,153       2,293,435       5,090,260
           --              --              --              --              --              --         273,577              --
       (4,548)         (4,925)       (251,891)       (214,173)         (8,098)         (7,928)        (17,277)        (16,703)
     (633,932)       (734,472)    (29,429,469)    (15,868,989)     (1,119,780)       (771,459)     (1,841,769)     (1,757,727)

   (2,329,928)     (1,680,299)       (620,547)     (1,452,390)     (1,587,713)     (1,554,360)     (2,296,710)     (3,069,064)
           --              --              --              --              --              --        (273,577)             --
      (92,381)       (182,089)    (14,992,796)    (10,189,773)        (79,561)       (339,743)       (187,304)       (527,180)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   (1,097,253)      2,244,787      44,770,334     124,025,028      (1,088,988)      2,083,069        (111,815)      1,800,746
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

     (233,342)      3,819,906     104,250,427     268,420,673       1,028,201       7,195,897       2,873,535      13,702,596



   18,523,370      14,703,464     784,654,481     516,233,808      25,480,447      18,284,550      46,332,427      32,629,831
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  18,290,028   $  18,523,370   $ 888,904,908   $ 784,654,481   $  26,508,648   $  25,480,447   $  49,205,962   $  46,332,427
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 SALOMON BROTHERS              SALOMON BROTHERS
                                                VARIABLE AGGRESSIVE            VARIABLE GROWTH &
                                                   GROWTH FUND -                INCOME FUND -              BALANCED PORTFOLIO -
                                                  CLASS I SHARES                CLASS I SHARES                SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (16,809)  $     (8,909)  $     (6,948)  $     (5,334)  $     32,941   $     22,510
  Realized gain (loss) ..................        20,173         28,146         36,072          3,702          1,137        (62,180)
  Change in unrealized gain (loss)
    on investments ......................        68,572        130,613         12,986        138,473        297,812        760,213
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        71,936        149,850         42,110        136,841        331,890        720,543
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        76,702        488,039        203,565        335,679         48,645        717,213
  Participant transfers from other
    funding options .....................       175,723        503,507         53,130        329,165        221,984        788,341
  Growth rate intra-fund transfers in ...            --             --         36,597             --             --             --
  Administrative charges ................          (514)          (159)          (153)          (197)        (3,023)        (3,333)
  Contract surrenders ...................        (5,183)          (324)       (16,251)       (26,728)      (310,133)      (383,520)
  Participant transfers to other
    funding options .....................      (146,406)      (257,625)      (259,313)          (410)    (1,319,069)      (870,461)
  Growth rate intra-fund transfers out ..            --             --        (36,597)            --             --             --
  Other payments to participants ........            --             --             --             --        (85,062)       (43,203)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       100,322        733,438        (19,022)       637,509     (1,446,658)       205,037
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       172,258        883,288         23,088        774,350     (1,114,768)       925,580


NET ASSETS:
    Beginning of year ...................       951,874         68,586        811,003         36,653      6,502,666      5,577,086
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,124,132   $    951,874   $    834,091   $    811,003   $  5,387,898   $  6,502,666
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     GLOBAL LIFE SCIENCES             GLOBAL TECHNOLOGY                 MID CAP GROWTH                  WORLDWIDE GROWTH
          PORTFOLIO -                    PORTFOLIO -                      PORTFOLIO -                      PORTFOLIO -
        SERVICE SHARES                 SERVICE SHARES                   SERVICE SHARES                   SERVICE SHARES
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$     (27,841)  $     (24,730)  $     (18,892)  $     (19,165)  $     (87,636)  $     (76,101)  $     (20,546)  $     (21,737)
      (32,257)        (88,959)       (312,581)       (507,370)        (17,266)       (244,102)         19,855        (921,214)

      269,000         480,941         296,377       1,023,518       1,106,760       1,744,611          89,866       1,648,519
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      208,902         367,252         (35,096)        496,983       1,001,858       1,424,408          89,175         705,568
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       24,110          63,413          20,293          28,462          97,641         267,282          22,438         148,126

       49,943          77,812          76,357         173,000         216,325         239,418       1,004,520       2,861,328
           --              --              --              --              --              --              --              --
       (1,504)         (1,600)         (1,176)         (1,398)         (2,759)         (2,978)         (2,670)         (3,064)
      (75,571)       (160,924)        (75,353)       (146,874)       (299,163)       (145,402)       (278,423)       (216,899)

     (175,593)       (100,919)       (253,729)       (264,484)       (377,282)       (532,203)     (1,226,135)     (3,210,175)
           --              --              --              --              --              --              --              --
       (1,652)         (4,709)         (9,566)         (8,557)        (82,209)        (88,771)        (16,677)         (8,278)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


     (180,267)       (126,927)       (243,174)       (219,851)       (447,447)       (262,654)       (496,947)       (428,962)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

       28,635         240,325        (278,270)        277,132         554,411       1,161,754        (407,772)        276,606



    1,821,525       1,581,200       1,454,419       1,177,287       5,712,245       4,550,491       3,765,462       3,488,856
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   1,850,160   $   1,821,525   $   1,176,149   $   1,454,419   $   6,266,656   $   5,712,245   $   3,357,690   $   3,765,462
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 LAZARD RETIREMENT                GROWTH AND                     MID-CAP
                                                SMALL CAP PORTFOLIO            INCOME PORTFOLIO              VALUE PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (29,491)  $     (4,630)  $    (14,178)  $        468   $    (55,967)  $       (205)
  Realized gain (loss) ..................        22,030            310         53,625            488        114,550         20,362
  Change in unrealized gain (loss)
    on investments ......................       335,094        102,282        373,007        150,445      1,020,703        185,671
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       327,633         97,962        412,454        151,401      1,079,286        205,828
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       278,017        377,826      1,097,739        614,823      1,172,904        715,362
  Participant transfers from other
    funding options .....................     1,447,211        630,419      1,817,601        838,304      3,634,204      1,363,420
  Growth rate intra-fund transfers in ...        33,248             --             --             --         43,827             --
  Administrative charges ................          (327)           (34)          (754)          (102)          (927)          (167)
  Contract surrenders ...................       (35,380)        (3,250)       (42,597)        (5,555)      (133,307)        (5,265)
  Participant transfers to other
    funding options .....................      (195,487)        (6,908)      (212,151)       (10,977)      (255,542)       (14,930)
  Growth rate intra-fund transfers out ..       (33,248)            --             --             --        (43,827)            --
  Other payments to participants ........       (23,475)            --        (65,296)            --        (45,959)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,470,559        998,053      2,594,542      1,436,493      4,371,373      2,058,420
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,798,192      1,096,015      3,006,996      1,587,894      5,450,659      2,264,248


NET ASSETS:
    Beginning of year ...................     1,096,015             --      1,587,894             --      2,264,248             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,894,207   $  1,096,015   $  4,594,890   $  1,587,894   $  7,714,907   $  2,264,248
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        MERRILL LYNCH                    MERRILL LYNCH                   OPPENHEIMER                     REAL RETURN
    GLOBAL ALLOCATION V.I.          VALUE OPPORTUNITIES V.I.        MAIN STREET FUND/VA -                PORTFOLIO -
       FUND - CLASS III                 FUND - CLASS III                SERVICE SHARES               ADMINISTRATIVE CLASS
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$       4,412   $          --   $      (4,021)  $          23   $         (31)  $          --   $     (26,062)  $      (5,203)
           30              --         117,708              --               1              --         199,195          33,096

       11,499              --         (76,309)            378             516              --         150,038           6,771
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       15,941              --          37,378             401             486              --         323,171          34,664
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       48,579              --          98,524              --              --              --         705,061         332,362

      131,274              --         315,299          34,372          14,348              --       4,601,631       1,461,947
           --              --              --              --              --              --          35,075              --
          (60)             --            (164)             --              --              --          (1,432)           (223)
          (61)             --          (4,158)             --              --              --        (162,628)         (6,351)

           --              --         (38,341)             --              --              --      (1,341,084)       (104,336)
           --              --              --              --              --              --         (35,075)             --
           --              --              --              --              --              --        (102,180)             --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      179,732              --         371,160          34,372          14,348              --       3,699,368       1,683,399
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      195,673              --         408,538          34,773          14,834              --       4,022,539       1,718,063



           --              --          34,773              --              --              --       1,718,063              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$     195,673   $          --   $     443,311   $      34,773   $      14,834   $          --   $   5,740,602   $   1,718,063
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   TOTAL RETURN                   PUTNAM VT                     PUTNAM VT
                                                    PORTFOLIO -            DISCOVERY GROWTH FUND -         INTERNATIONAL EQUITY
                                               ADMINISTRATIVE CLASS             CLASS IB SHARES           FUND - CLASS IB SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    147,738   $    718,852   $     (5,060)  $     (4,831)  $      3,894   $    (29,410)
  Realized gain (loss) ..................       960,085        710,687          2,939             28        218,281        309,875
  Change in unrealized gain (loss)
    on investments ......................       506,997        325,737         20,456         90,223        307,910        822,592
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,614,820      1,755,276         18,335         85,420        530,085      1,103,057
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,621,594      6,797,245          1,604         21,267          5,661        389,359
  Participant transfers from other
    funding options .....................     6,157,836     19,923,827         14,996         48,999        468,287     12,758,347
  Growth rate intra-fund transfers in ...       297,070             --             --             --             --             --
  Administrative charges ................       (17,835)       (20,363)          (159)          (176)        (1,033)          (975)
  Contract surrenders ...................    (3,035,622)    (2,895,420)       (25,678)        (6,890)      (127,118)    (1,216,818)
  Participant transfers to other
    funding options .....................    (7,913,673)   (20,696,095)       (31,706)       (26,578)    (1,422,729)   (11,774,422)
  Growth rate intra-fund transfers out ..      (297,070)            --             --             --             --             --
  Other payments to participants ........      (399,900)      (472,185)            --        (21,900)            --         (8,091)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,587,600)     2,637,009        (40,943)        14,722     (1,076,932)       147,400
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (972,780)     4,392,285        (22,608)       100,142       (546,847)     1,250,457


NET ASSETS:
    Beginning of year ...................    53,044,459     48,652,174        354,821        254,679      4,950,102      3,699,645
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 52,071,679   $ 53,044,459   $    332,213   $    354,821   $  4,403,255   $  4,950,102
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          PUTNAM VT
    SMALL CAP VALUE FUND -                 ALL CAP                         INVESTORS                  LARGE CAP GROWTH
        CLASS IB SHARES                FUND - CLASS I                   FUND - CLASS I                 FUND - CLASS I
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$    (109,527)  $     (77,657)  $    (286,211)  $    (301,287)  $     (20,047)  $      (5,657)  $     (10,099)  $      (4,113)
      428,579         (54,688)        295,505        (553,221)        173,661        (242,149)         12,892           6,061

    1,771,209       2,783,369       1,704,211       8,374,076       1,048,935       3,769,733         (21,163)         95,709
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    2,090,261       2,651,024       1,713,505       7,519,568       1,202,549       3,521,927         (18,370)         97,657
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      254,755         837,485         490,061       1,049,587         337,567         590,333          84,543         199,904

    2,109,800       1,542,192       1,190,823       2,377,275         427,686       1,375,282         152,442         351,642
       82,552              --          86,912              --          38,445              --          29,611              --
       (2,924)         (2,539)         (9,312)         (9,618)         (4,661)         (4,579)           (169)            (90)
     (329,470)       (193,571)       (973,126)     (1,662,102)       (964,093)       (783,907)        (22,948)         (5,712)

   (1,597,375)     (1,329,922)     (2,392,429)     (2,151,180)       (855,648)       (832,468)       (134,626)        (39,493)
      (82,552)             --         (86,912)             --         (38,445)             --         (29,611)             --
     (193,831)       (120,252)       (519,416)       (110,816)       (982,413)         (1,535)             --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      240,955         733,393      (2,213,399)       (506,854)     (2,041,562)        343,126          79,242         506,251
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    2,331,216       3,384,417        (499,894)      7,012,714        (839,013)      3,865,053          60,872         603,908



    8,690,961       5,306,544      27,887,047      20,874,333      15,341,343      11,476,290         664,899          60,991
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  11,022,177   $   8,690,961   $  27,387,153   $  27,887,047   $  14,502,330   $  15,341,343   $     725,771   $     664,899
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                EAFE(R) EQUITY                  SCUDDER VIT
                                                 SMALL CAP GROWTH                INDEX FUND -             SMALL CAP INDEX FUND -
                                                   FUND - CLASS I               CLASS A SHARES                CLASS A SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (115,416)  $    (78,678)  $     23,588   $     64,302   $    (73,686)  $    (31,813)
  Realized gain (loss) ..................       143,429       (155,876)       (65,589)       (98,154)        93,263       (174,540)
  Change in unrealized gain (loss)
    on investments ......................       857,050      2,285,714        463,602        658,461      1,014,441      2,234,150
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       885,063      2,051,160        421,601        624,609      1,034,018      2,027,797
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       480,958        341,330             --        126,694             --        207,584
  Participant transfers from other
    funding options .....................     1,897,905      1,650,514        170,135         81,340        117,583        185,871
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................        (2,752)        (2,772)          (718)          (708)        (1,334)        (1,403)
  Contract surrenders ...................      (195,487)      (171,120)      (253,644)       (78,861)      (311,210)      (219,987)
  Participant transfers to other
    funding options .....................    (2,453,055)      (720,026)       (19,849)       (53,049)       (82,708)      (361,917)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........       (48,813)       (18,876)       (30,540)       (11,226)       (44,402)      (218,802)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (321,244)     1,079,050       (134,616)        64,190       (322,071)      (408,654)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       563,819      3,130,210        286,985        688,799        711,947      1,619,143


NET ASSETS:
    Beginning of year ...................     7,249,351      4,119,141      2,529,891      1,841,092      6,673,232      5,054,089
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  7,813,170   $  7,249,351   $  2,816,876   $  2,529,891   $  7,385,179   $  6,673,232
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

         SMITH BARNEY                   SMITH BARNEY                 MULTIPLE DISCIPLINE             MULTIPLE DISCIPLINE
      DIVIDEND STRATEGY              PREMIER SELECTIONS              PORTFOLIO - ALL CAP             PORTFOLIO - BALANCED
          PORTFOLIO                ALL CAP GROWTH PORTFOLIO           GROWTH AND VALUE             ALL CAP GROWTH AND VALUE
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$      (6,036)  $      (5,618)  $     (24,387)  $     (20,197)  $    (384,072)  $    (129,567)  $    (157,611)  $     (67,318)
        2,455         (51,318)         21,173        (113,127)        289,572           6,197         176,921          15,733

       26,876         172,718          24,077         474,458       1,535,387       2,448,637         687,745       1,290,753
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       23,295         115,782          20,863         341,134       1,440,887       2,325,267         707,055       1,239,168
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      119,699         203,316         111,009           8,964       6,945,854       8,203,071       4,829,610       3,962,285

      154,109         252,775         149,882         511,855       8,090,009       8,811,972       7,578,019       7,912,639
           --              --              --              --         191,110              --          20,790              --
         (279)           (177)           (367)           (301)         (5,758)         (1,854)         (3,812)         (1,276)
      (12,212)         (8,995)        (53,724)        (59,505)       (655,904)       (177,047)       (529,777)       (135,317)

      (31,962)       (200,688)       (210,335)       (536,519)     (1,967,127)       (115,918)     (1,578,811)       (353,820)
           --              --              --              --        (191,109)             --         (20,790)             --
          369              --              --              --           7,806         (27,018)        (39,074)             --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      229,724         246,231          (3,535)        (75,506)     12,414,881      16,693,206      10,256,155      11,384,511
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      253,019         362,013          17,328         265,628      13,855,768      19,018,473      10,963,210      12,623,679



      875,413         513,400       1,597,340       1,331,712      19,819,944         801,471      13,312,476         688,797
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   1,128,432   $     875,413   $   1,614,668   $   1,597,340   $  33,675,712   $  19,819,944   $  24,275,686   $  13,312,476
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE
                                            PORTFOLIO - GLOBAL ALL CAP       PORTFOLIO - LARGE CAP        CONVERTIBLE SECURITIES
                                                  GROWTH AND VALUE             GROWTH AND VALUE                  PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (47,128)  $    (16,806)  $    (24,866)  $     (6,133)  $     26,045   $     80,210
  Realized gain (loss) ..................        88,542         12,825         60,055         14,619         60,974        (46,743)
  Change in unrealized gain (loss)
    on investments ......................       359,308        384,791        114,953        182,100        134,865        893,247
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       400,722        380,810        150,142        190,586        221,884        926,714
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,745,439        535,546        526,750        693,248         60,658        331,611
  Participant transfers from other
    funding options .....................     1,800,459      1,131,852      1,044,237      1,439,019        107,129      1,067,161
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (656)          (201)          (753)          (127)        (2,198)        (2,334)
  Contract surrenders ...................       (44,680)       (18,141)       (89,042)       (59,324)      (262,124)      (499,983)
  Participant transfers to other
    funding options .....................      (444,310)       (71,073)      (310,832)       (41,719)      (726,041)      (297,601)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --        (25,177)       (32,495)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,056,252      1,577,983      1,170,360      2,031,097       (847,753)       566,359
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,456,974      1,958,793      1,320,502      2,221,683       (625,869)     1,493,073


NET ASSETS:
    Beginning of year ...................     2,260,837        302,044      2,235,316         13,633      5,182,646      3,689,573
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,717,811   $  2,260,837   $  3,555,818   $  2,235,316   $  4,556,777   $  5,182,646
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     DISCIPLINED MID CAP                EQUITY INCOME                FEDERATED HIGH YIELD               FEDERATED STOCK
       STOCK PORTFOLIO                    PORTFOLIO                        PORTFOLIO                        PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$     (32,018)  $     (24,906)  $     (42,994)  $     (95,343)  $     173,391   $     173,679   $        (571)  $       2,261
      116,783         (38,982)      1,323,818         (94,787)         26,694        (148,168)         65,721          (6,454)

      276,058         649,428         640,676       5,154,692          51,996         424,681          34,431         273,171
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      360,823         585,540       1,921,500       4,964,562         252,081         450,192          99,581         268,978
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       53,952         192,113         958,574       1,479,915          25,751         557,441             440          86,270

      249,330         348,700       2,009,561       3,394,379         322,471       1,115,177         185,238         391,535
       11,972              --          61,066              --              --              --              --              --
       (1,416)         (1,318)         (7,814)         (7,330)           (970)           (885)           (513)           (453)
     (151,682)       (218,844)     (1,069,507)       (826,946)       (111,763)       (476,613)       (128,820)        (32,068)

     (109,009)       (325,893)     (1,180,952)     (1,340,988)       (530,598)     (1,257,355)       (141,958)        (96,490)
      (11,972)             --         (61,066)             --              --              --              --              --
           --              --         (55,660)       (177,853)         (1,982)             --        (272,783)             --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       41,175          (5,242)        654,202       2,521,177        (297,091)        (62,235)       (358,396)        348,794
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

      401,998         580,298       2,575,702       7,485,739         (45,010)        387,957        (258,815)        617,772



    2,442,182       1,861,884      23,092,760      15,607,021       3,128,014       2,740,057       1,388,817         771,045
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   2,844,180   $   2,442,182   $  25,668,462   $  23,092,760   $   3,083,004   $   3,128,014   $   1,130,002   $   1,388,817
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              MERRILL LYNCH
                                                     LARGE CAP               LAZARD INTERNATIONAL             LARGE CAP CORE
                                                     PORTFOLIO                 STOCK PORTFOLIO                   PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (71,128)  $    (95,163)  $     18,912   $     14,155   $    (71,144)  $    (56,224)
  Realized gain (loss) ..................      (337,012)      (709,295)       136,459        (18,216)      (394,270)      (546,373)
  Change in unrealized gain (loss)
    on investments ......................       870,572      2,585,015        513,566        351,840      1,400,686      1,759,124
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       462,432      1,780,557        668,937        347,779        935,272      1,156,527
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       103,865        267,419        966,472        297,276         69,377        190,564
  Participant transfers from other
    funding options .....................       754,895      2,095,207      3,868,558        592,423        155,681        217,286
  Growth rate intra-fund transfers in ...            --             --          7,084             --             --             --
  Administrative charges ................        (4,620)        (5,043)        (1,001)          (602)        (3,018)        (3,232)
  Contract surrenders ...................      (562,772)      (824,793)       (66,055)       (43,759)      (181,429)      (268,742)
  Participant transfers to other
    funding options .....................      (902,862)      (817,033)    (2,030,142)      (106,551)      (590,418)      (472,645)
  Growth rate intra-fund transfers out ..            --             --         (7,084)            --             --             --
  Other payments to participants ........      (171,897)       (44,089)       (30,208)        (7,527)      (193,016)       (54,160)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (783,391)       671,668      2,707,624        731,260       (742,823)      (390,929)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (320,959)     2,452,225      3,376,561      1,079,039        192,449        765,598


NET ASSETS:
    Beginning of year ...................    10,099,920      7,647,695      2,111,370      1,032,331      7,114,616      6,349,018
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  9,778,961   $ 10,099,920   $  5,487,931   $  2,111,370   $  7,307,065   $  7,114,616
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     MFS EMERGING GROWTH                 MFS MID CAP                       MFS VALUE                     PIONEER FUND
          PORTFOLIO                   GROWTH PORTFOLIO                     PORTFOLIO                       PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$    (163,164)  $    (150,971)  $     (40,420)  $     (36,679)  $       6,380   $          --   $        (349)  $       1,061
   (1,625,876)     (2,265,836)       (288,503)       (388,354)          6,892              --           2,316             804

    2,870,357       4,785,526         651,314       1,157,721          32,585              --          36,898          14,814
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    1,081,317       2,368,719         322,391         732,688          45,857              --          38,865          16,679
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       90,801         297,665          29,184         132,534         110,639              --         120,204         122,441

      274,451         884,548         137,138         378,952         664,581              --         191,443          47,352
           --              --              --              --              --              --              --              --
       (5,408)         (6,283)         (1,712)         (1,878)             --              --             (71)            (28)
     (456,928)       (378,262)       (184,955)       (211,102)         (6,716)             --         (20,304)            (87)

     (918,746)     (1,282,271)       (226,328)       (216,660)             --              --         (19,655)        (19,313)
           --              --              --              --              --              --              --              --
     (198,333)        (73,769)       (222,750)        (22,896)             --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   (1,214,163)       (558,372)       (469,423)         58,950         768,504              --         271,617         150,365
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

     (132,846)      1,810,347        (147,032)        791,638         814,361              --         310,482         167,044



   11,004,961       9,194,614       2,866,502       2,074,864              --              --         167,044              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  10,872,115   $  11,004,961   $   2,719,470   $   2,866,502   $     814,361   $          --   $     477,526   $     167,044
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 TRAVELERS QUALITY             U.S. GOVERNMENT                 AIM CAPITAL
                                                   BOND PORTFOLIO            SECURITIES PORTFOLIO         APPRECIATION PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    231,487   $    280,579   $        (41)  $         --   $    (21,934)  $    (17,366)
  Realized gain (loss) ..................       (18,747)        70,068            351             --         15,824         (1,858)
  Change in unrealized gain (loss)
    on investments ......................       (74,066)       205,481             --             --         81,713        308,738
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       138,674        556,128            310             --         75,603        289,514
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        86,759      1,538,173             --             --         70,927        167,202
  Participant transfers from other
    funding options .....................       395,796      2,665,323         16,368             --        283,369        431,279
  Growth rate intra-fund transfers in ...        35,473             --             --             --             --             --
  Administrative charges ................        (4,129)        (4,650)            (4)            --           (563)          (556)
  Contract surrenders ...................      (668,845)      (840,856)            --             --        (20,716)       (24,699)
  Participant transfers to other
    funding options .....................    (1,568,804)    (4,568,282)       (16,674)            --       (198,704)      (147,065)
  Growth rate intra-fund transfers out ..       (35,473)            --             --             --             --             --
  Other payments to participants ........      (130,192)       (12,876)            --             --             --        (20,479)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,889,415)    (1,223,168)          (310)            --        134,313        405,682
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (1,750,741)      (667,040)            --             --        209,916        695,196


NET ASSETS:
    Beginning of year ...................     8,977,409      9,644,449             --             --      1,476,923        781,727
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  7,226,668   $  8,977,409   $         --   $         --   $  1,686,839   $  1,476,923
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                      SB ADJUSTABLE RATE                  SMITH BARNEY
       MFS TOTAL RETURN                PIONEER STRATEGIC              INCOME PORTFOLIO -              AGGRESSIVE GROWTH
           PORTFOLIO                    INCOME PORTFOLIO                CLASS I SHARES                     PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$     904,398   $     572,457   $     117,889   $      87,637   $       5,633   $         266   $  (1,119,055)  $    (900,357)
    2,252,950        (535,247)         (8,575)        (28,592)            793              --         186,865      (1,885,412)

    3,826,272       8,273,091          36,631         139,855         (14,494)           (318)      6,506,379      18,742,574
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    6,983,620       8,310,301         145,945         198,900          (8,068)            (52)      5,574,189      15,956,805
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    2,313,623       3,820,518         478,233              --       1,709,551         131,836       2,976,689       3,688,465

    9,142,424      15,709,574         447,117         168,346       2,351,665          59,687       8,298,718      12,337,853
      236,427              --              --              --              --              --         412,419              --
      (25,007)        (23,315)           (502)           (439)           (322)             --         (30,403)        (30,581)
   (2,974,839)     (2,956,191)        (51,609)        (72,294)        (22,189)           (274)     (2,536,073)     (2,288,479)

   (3,397,803)     (5,570,873)       (112,433)       (230,363)     (1,211,666)             --      (8,174,437)     (8,580,505)
     (236,427)             --              --              --              --              --        (412,426)             --
   (1,343,562)       (867,827)        (16,213)        (18,884)             --              --        (489,165)       (836,902)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    3,714,836      10,111,886         744,593        (153,634)      2,827,039         191,249          45,322       4,289,851
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   10,698,456      18,422,187         890,538          45,266       2,818,971         191,197       5,619,511      20,246,656



   69,731,732      51,309,545       1,226,297       1,181,031         191,197              --      68,823,875      48,577,219
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  80,430,188   $  69,731,732   $   2,116,835   $   1,226,297   $   3,010,168   $     191,197   $  74,443,386   $  68,823,875
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   SMITH BARNEY                  SMITH BARNEY                  SMITH BARNEY
                                                    HIGH INCOME             INTERNATIONAL ALL CAP             LARGE CAP VALUE
                                                     PORTFOLIO                 GROWTH PORTFOLIO                 PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $  1,476,133   $  1,160,962   $    (38,055)  $    (21,920)  $     56,074   $     29,885
  Realized gain (loss) ..................       (40,074)      (581,859)       654,548         50,591       (258,726)    (1,003,816)
  Change in unrealized gain (loss)
    on investments ......................       278,396      2,768,290        258,272      1,303,827      1,831,117      5,017,450
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,714,455      3,347,393        874,765      1,332,498      1,628,465      4,043,519
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,430,109      2,420,730         20,662         54,306          6,042         75,894
  Participant transfers from other
    funding options .....................     3,644,491     10,548,617      2,982,390     10,546,591        374,961      1,469,850
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................        (5,222)        (4,745)        (2,499)        (2,627)        (5,509)        (5,867)
  Contract surrenders ...................      (830,836)      (873,690)      (266,952)      (138,678)    (1,278,830)      (612,268)
  Participant transfers to other
    funding options .....................    (3,892,932)    (5,516,742)    (3,934,016)   (10,540,142)      (729,521)    (2,123,458)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........      (572,620)      (181,181)      (339,104)       (47,465)      (198,277)      (208,139)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       772,990      6,392,989     (1,539,519)      (128,015)    (1,831,134)    (1,403,988)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,487,445      9,740,382       (664,754)     1,204,483       (202,669)     2,639,531


NET ASSETS:
    Beginning of year ...................    20,255,205     10,514,823      6,531,598      5,327,115     19,661,157     17,021,626
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 22,742,650   $ 20,255,205   $  5,866,844   $  6,531,598   $ 19,458,488   $ 19,661,157
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

         SMITH BARNEY                    SMITH BARNEY                    SMITH BARNEY
     LARGE CAPITALIZATION                MID CAP CORE                    MONEY MARKET                  STRATEGIC EQUITY
       GROWTH PORTFOLIO                   PORTFOLIO                       PORTFOLIO                       PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$    (494,447)  $    (526,391)  $    (307,481)  $    (269,962)  $    (218,868)  $    (432,919)  $     (29,120)  $    (277,258)
     (190,407)       (752,670)        108,566        (463,577)             --              --      (1,305,504)     (1,817,992)

       77,808      14,256,767       1,873,872       5,113,989              --              --       2,953,220       7,018,796
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


     (607,046)     12,977,706       1,674,957       4,380,450        (218,868)       (432,919)      1,618,596       4,923,546
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    1,007,245       1,336,448         342,041         424,784       1,274,011       3,454,936         194,913         670,330

    2,014,730       3,656,696       1,001,265       2,194,584      19,468,740      32,235,753         209,936       1,074,063
      245,311              --          26,443              --          17,805              --         111,568              --
      (15,550)        (16,309)         (7,688)         (8,157)         (9,548)        (12,959)         (9,182)        (10,061)
   (1,626,579)     (1,551,066)       (987,056)     (1,091,186)     (4,362,672)     (8,446,833)       (916,199)       (596,525)

   (2,742,772)     (1,513,758)     (1,302,902)     (1,744,824)    (20,151,989)    (50,416,926)     (1,329,183)     (1,478,785)
     (245,318)             --         (26,443)             --         (17,805)             --        (111,568)             --
     (422,206)       (330,635)       (200,261)       (469,930)       (511,315)     (1,526,304)        (86,543)       (325,587)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   (1,785,139)      1,581,376      (1,154,601)       (694,729)     (4,292,773)    (24,712,333)     (1,936,258)       (666,565)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   (2,392,185)     14,559,082         520,356       3,685,721      (4,511,641)    (25,145,252)       (317,662)      4,256,981



   43,288,732      28,729,650      20,229,241      16,543,520      34,143,172      59,288,424      20,690,250      16,433,269
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  40,896,547   $  43,288,732   $  20,749,597   $  20,229,241   $  29,631,531   $  34,143,172   $  20,372,588   $  20,690,250
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 TRAVELERS MANAGED                VAN KAMPEN               COMSTOCK PORTFOLIO -
                                                 INCOME PORTFOLIO            ENTERPRISE PORTFOLIO             CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    650,569   $    579,616   $    (42,623)  $    (57,330)  $    (33,703)  $    (26,914)
  Realized gain (loss) ..................      (103,704)       (42,350)      (518,979)      (525,171)        92,645        (31,163)
  Change in unrealized gain (loss)
    on investments ......................      (296,869)       765,822        640,018      1,483,427        536,940        838,315
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       249,996      1,303,088         78,416        900,926        595,882        780,238
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,061,922      1,608,117          1,651         61,056         58,277        971,198
  Participant transfers from other
    funding options .....................     1,380,654      4,356,040         96,379        145,563        281,117        655,350
  Growth rate intra-fund transfers in ...        32,802             --             --             --             --             --
  Administrative charges ................        (5,373)        (6,420)        (2,073)        (2,310)        (1,099)          (870)
  Contract surrenders ...................    (1,020,771)    (1,102,154)      (186,781)      (115,266)      (164,651)      (258,675)
  Participant transfers to other
    funding options .....................    (2,461,001)    (1,711,077)      (322,810)      (335,726)      (345,843)       (82,425)
  Growth rate intra-fund transfers out ..       (32,802)            --             --             --             --             --
  Other payments to participants ........       (59,831)      (372,281)       (57,711)       (32,598)       (16,988)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,104,400)     2,772,225       (471,345)      (279,281)      (189,187)     1,284,578
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (854,404)     4,075,313       (392,929)       621,645        406,695      2,064,816


NET ASSETS:
    Beginning of year ...................    22,277,252     18,201,939      4,587,104      3,965,459      3,933,784      1,868,968
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 21,422,848   $ 22,277,252   $  4,194,175   $  4,587,104   $  4,340,479   $  3,933,784
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       EMERGING GROWTH                                                  SMITH BARNEY
         PORTFOLIO -                 ENTERPRISE PORTFOLIO -            SMALL CAP GROWTH            CONTRAFUND(R) PORTFOLIO -
        CLASS I SHARES                   CLASS II SHARES           OPPORTUNITIES PORTFOLIO              SERVICE CLASS
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      2004            2003            2004            2003            2004            2003            2004            2003
      ----            ----            ----            ----            ----            ----            ----            ----
$    (285,154)  $    (295,522)  $      (7,874)  $      (5,692)  $     (37,376)  $     (20,325)  $    (241,526)  $    (176,519)
   (3,026,376)     (2,971,260)          1,855         (10,537)        140,622           4,680          13,359        (389,435)

    4,171,388       7,606,297          15,654         102,429         225,629         474,046       2,634,480       4,175,318
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


      859,858       4,339,515           9,635          86,200         328,875         458,401       2,406,313       3,609,364
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       87,471         185,711             105         129,755         404,732         297,252       1,219,964         811,857

      198,037         402,608           1,965         115,330         859,112         632,103       1,580,386       1,758,983
           --              --              --              --              --              --           9,323              --
       (9,222)        (11,283)            (53)            (45)           (503)           (359)         (6,392)         (6,649)
     (836,986)       (618,075)        (28,068)        (65,862)        (53,001)        (41,185)       (706,324)       (412,634)

   (2,539,521)     (1,910,907)        (14,007)         (2,069)       (449,048)       (387,614)       (959,436)     (1,832,820)
           --              --              --              --              --              --          (9,323)             --
     (454,829)       (350,745)             --              --        (278,737)         (5,507)       (234,346)       (131,731)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   (3,555,050)     (2,302,691)        (40,058)        177,109         482,555         494,690         893,852         187,006
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   (2,695,192)      2,036,824         (30,423)        263,309         811,430         953,091       3,300,165       3,796,370



   20,411,869      18,375,045         548,039         284,730       1,986,253       1,033,162      17,398,326      13,601,956
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  17,716,677   $  20,411,869   $     517,616   $     548,039   $   2,797,683   $   1,986,253   $  20,698,491   $  17,398,326
=============   =============   =============   =============   =============   =============   =============   =============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                              DYNAMIC CAPITAL                   MID CAP
                                             CONTRAFUND(R) PORTFOLIO -     APPRECIATION PORTFOLIO -            PORTFOLIO -
                                                  SERVICE CLASS 2              SERVICE CLASS 2              SERVICE CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (72,251)  $    (55,318)  $     (2,733)  $     (1,713)  $   (151,655)  $    (57,263)
  Realized gain (loss) ..................       107,125        (38,330)           948            457        122,667         13,789
  Change in unrealized gain (loss)
    on investments ......................       688,591      1,224,259         (1,994)        24,634      2,157,348      1,547,942
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       723,465      1,130,611         (3,779)        23,378      2,128,360      1,504,468
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       112,423        510,420          5,650          9,152      1,090,346      1,881,905
  Participant transfers from other
    funding options .....................       512,368        556,151         45,908         33,924      3,177,211      2,358,067
  Growth rate intra-fund transfers in ...        41,956             --         29,324             --             --             --
  Administrative charges ................        (2,947)        (2,663)          (140)          (125)        (2,425)        (1,117)
  Contract surrenders ...................      (152,709)      (290,174)        (6,907)        (2,355)      (480,550)      (248,111)
  Participant transfers to other
    funding options .....................      (218,406)      (281,077)        (1,745)            --       (580,268)      (377,996)
  Growth rate intra-fund transfers out ..       (41,956)            --        (29,324)            --             --             --
  Other payments to participants ........      (458,841)       (43,850)       (13,550)            --         (2,713)       (24,906)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (208,112)       448,807         29,216         40,596      3,201,601      3,587,842
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       515,353      1,579,418         25,437         63,974      5,329,961      5,092,310


NET ASSETS:
    Beginning of year ...................     5,560,065      3,980,647        149,637         85,663      6,984,746      1,892,436
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  6,075,418   $  5,560,065   $    175,074   $    149,637   $ 12,314,707   $  6,984,746
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

             COMBINED
----------------------------------
       2004               2003
       ----               ----

$   (16,130,172)   $   (12,858,329)
     (2,201,117)       (28,446,603)

    169,479,584        389,132,786
---------------    ---------------


    151,148,295        347,827,854
---------------    ---------------


    155,956,058        235,187,057

    170,335,889        265,873,576
      3,787,851                 --
       (628,381)          (582,379)
    (77,904,474)       (66,404,697)

   (125,299,150)      (195,848,650)
     (3,787,864)                --
    (28,310,439)       (20,776,096)
---------------    ---------------


     94,149,490        217,448,811
---------------    ---------------

    245,297,785        565,276,665



  1,883,343,121      1,318,066,456
---------------    ---------------
$ 2,128,640,906    $ 1,883,343,121
===============    ===============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD IV for Variable Annuities ("Fund BD IV") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Fund BD IV is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund BD IV includes the Travelers Index Annuity, Travelers Vintage XTRA Annuity, Travelers Life & Annuity Vintage (Series II), Travelers Protected Equity Portfolio and Travelers Portfolio Architect XTRA Annuity products.

Participant purchase payments applied to Fund BD IV are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Fund BD IV were:

   Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
     Company
   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The
     Company
   AIM Variable Insurance Funds, Inc., Delaware business trust
       AIM V.I. Premier Equity Fund - Series I
   AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
       AllianceBernstein Growth and Income Portfolio - Class B
       AllianceBernstein Premier Growth Portfolio - Class B
   American Funds Insurance Series, Massachusetts business trust
       Global Growth Fund - Class 2 Shares
       Growth Fund - Class 2 Shares
       Growth-Income Fund - Class 2 Shares
   Credit Suisse Trust, Massachusetts business trust
       Credit Suisse Trust Emerging Markets Portfolio
   Delaware VIP Trust, Maryland business trust
       Delaware VIP REIT Series - Standard Class
   Dreyfus Variable Investment Fund, Maryland business trust
       Dreyfus Variable Investment Fund -  Appreciation Portfolio - Initial
         Shares
       Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial
         Shares+A53
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
       Franklin Small Cap Fund - Class 2 Shares
       Mutual Shares Securities Fund - Class 2 Shares
       Templeton Developing Markets Securities Fund - Class 2 Shares
       Templeton Foreign Securities Fund - Class 2 Shares
       Templeton Growth Securities Fund - Class 2 Shares
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
     Company
       Appreciation Portfolio
       Diversified Strategic Income Portfolio
       Equity Index Portfolio - Class I Shares
       Equity Index Portfolio - Class II Shares
       Fundamental Value Portfolio
       Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
         (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I Shares)
       Salomon Brothers Variable Growth & Income Fund - Class I Shares
   Janus Aspen Series, Delaware business trust
       Balanced Portfolio - Service Shares
       Global Life Sciences Portfolio - Service Shares
       Global Technology Portfolio - Service Shares
       Mid Cap Growth Portfolio - Service Shares (Formerly Aggressive Growth
         Portfolio - Service Shares)
       Worldwide Growth Portfolio - Service Shares
   Lazard Retirement Series, Inc., Massachusetts business trust
       Lazard Retirement Small Cap Portfolio
   Lord Abbett Series Fund, Inc., Maryland business trust
       Growth and Income Portfolio
       Mid-Cap Value Portfolio

   Merrill Lynch Variable Series Funds, Inc., Maryland business trust
       Merrill Lynch Global Allocation V.I. Fund - Class III
       Merrill Lynch Value  Opportunities  V.I. Fund - Class III (Formerly
         Merrill Lynch Small Cap Value V.I. Fund - Class III)
   Oppenheimer Variable Account Funds, Massachusetts business trust
       Oppenheimer Main Street Fund/VA - Service Shares
   PIMCO Variable Insurance Trust, Massachusetts business trust
       Real Return Portfolio - Administrative Class
       Total Return Portfolio - Administrative Class
   Putnam Variable Trust, Massachusetts business trust
       Putnam VT Discovery Growth Fund - Class IB Shares
       Putnam VT International Equity Fund - Class IB Shares
       Putnam VT Small Cap Value Fund - Class IB Shares
   Salomon Brothers Variable Series Funds Inc., Maryland business trust,
     Affiliate of The Company
       All Cap Fund - Class I
       Investors Fund - Class I
       Large Cap Growth Fund - Class I
       Small Cap Growth Fund - Class I
   Scudder Investment VIT Funds, Massachusetts business trust
       EAFE(R) Equity Index Fund - Class A Shares
       Small Cap Index Fund - Class A Shares
   Smith Barney Investment Series, Massachusetts business trust, Affiliate of
     The Company
       Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large
         Cap Core Portfolio)
       Smith Barney Premier Selections All Cap Growth Portfolio
   Smith Barney Multiple Discipline Trust, Massachusetts business trust,
     Affiliate of The Company
       Multiple Discipline Portfolio - All Cap Growth and Value
       Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value
       Multiple Discipline Portfolio - Large Cap Growth and Value
   The Travelers Series Trust, Massachusetts business trust, Affiliate of The
     Company
       Convertible Securities Portfolio
       Disciplined Mid Cap Stock Portfolio
       Equity Income Portfolio
       Federated High Yield Portfolio
       Federated Stock Portfolio
       Large Cap Portfolio
       Lazard International Stock Portfolio
       Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research Portfolio) MFS Emerging Growth Portfolio
       MFS Mid Cap Growth Portfolio
       MFS Value Portfolio
       Pioneer Fund Portfolio
       Travelers Quality Bond Portfolio
       U.S. Government Securities Portfolio*
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
       AIM Capital Appreciation Portfolio
       MFS Total Return Portfolio
       Pioneer Strategic Income Portfolio
       SB Adjustable Rate Income Portfolio - Class I Shares
       Smith Barney Aggressive Growth Portfolio
       Smith Barney High Income Portfolio
       Smith Barney International All Cap Growth Portfolio
       Smith Barney Large Cap Value Portfolio
       Smith Barney Large Capitalization Growth Portfolio
       Smith Barney Mid Cap Core Portfolio

   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
     (continued)
       Smith Barney Money Market Portfolio
       Strategic Equity Portfolio
       Travelers Managed Income Portfolio
       Van Kampen Enterprise Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
       Comstock Portfolio - Class II Shares
       Emerging Growth Portfolio - Class I Shares
       Enterprise Portfolio - Class II Shares
   Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
     Company
       Smith Barney Small Cap Growth Opportunities Portfolio
   Variable Insurance Products Fund II, Massachusetts business trust
       Contrafund(R) Portfolio - Service Class
       Contrafund(R) Portfolio - Service Class 2
   Variable Insurance Products Fund III, Massachusetts business trust
       Dynamic Capital Appreciation Portfolio - Service Class 2
       Mid Cap Portfolio - Service Class 2

*     No assets for the period

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD IV in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Fund BD IV form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD IV. Fund BD IV is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund BD IV adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $270,392,308 and $186,686,901 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $2,076,071,142 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $113,253,526. Gross unrealized depreciation for all investments at December 31, 2004 was $60,716,777.

3.  CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)
  - Guaranteed Minimum Accumulations Benefit, if elected by the contract owner
    (GMAB)
  - Principal Protection Fees, if elected by the contract owner (PP)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S), Enhanced (E), Annual Step-Up (SU), and Roll-up (R) Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         BD IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                      --------------------------------------------------------------
                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                ------------------------------------   Total
     (as identified in Note 5)      Ben  Product                       M&E      ADM     E.S.P.     GMWB     GMAB     PP (2)   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%        S   Portfolio Architect XTRA     1.25%    0.15%                                           1.40%
                                     S   Vintage XTRA                 1.25%    0.15%                                           1.40%
                                     S   Index Annuity                1.25%    0.15%                                           1.40%

Separate Account Charge 1.55%        S   Vintage XTRA (Series II)     1.40%    0.15%                                           1.55%

Separate Account Charge 1.60% (A)    S   Portfolio Architect XTRA     1.25%    0.15%     0.20%                                 1.60%
                                     S   Vintage XTRA                 1.25%    0.15%     0.20%                                 1.60%
Separate Account Charge 1.60% (B)    E   Index Annuity                1.45%    0.15%                                           1.60%
                                     E   Portfolio Architect XTRA     1.45%    0.15%                                           1.60%
                                     E   Vintage XTRA                 1.45%    0.15%                                           1.60%

Separate Account Charge 1.65%       SU   Vintage XTRA (Series II)     1.50%    0.15%                                           1.65%

Separate Account Charge 1.70%        S   Vintage XTRA (Series II)     1.40%    0.15%     0.15%                                 1.70%

Separate Account Charge 1.80% (A)    S   Portfolio Architect XTRA     1.25%    0.15%              0.40%                        1.80%
                                     S   Vintage XTRA                 1.25%    0.15%              0.40%                        1.80%
Separate Account Charge 1.80% (B)    E   Portfolio Architect XTRA     1.45%    0.15%     0.20%                                 1.80%
                                     E   Vintage XTRA                 1.45%    0.15%     0.20%                                 1.80%
                                    SU   Vintage XTRA (Series II)     1.50%    0.15%     0.15%                                 1.80%

Separate Account Charge 1.85%        R   Vintage XTRA (Series II)     1.70%    0.15%                                           1.85%

Separate Account Charge 1.95%        S   Vintage XTRA (Series II)     1.40%    0.15%              0.40%                        1.95%

Separate Account Charge 2.00% (A)    S   Portfolio Architect XTRA     1.25%    0.15%     0.20%    0.40%                        2.00%
                                     S   Vintage XTRA                 1.25%    0.15%     0.20%    0.40%                        2.00%
Separate Account Charge 2.00% (B)    E   Portfolio Architect XTRA     1.45%    0.15%              0.40%                        2.00%
                                     E   Vintage XTRA                 1.45%    0.15%              0.40%                        2.00%
                                     R   Vintage XTRA (Series II)     1.70%    0.15%     0.15%                                 2.00%

Separate Account Charge 2.05%        S   Vintage XTRA (Series II)     1.40%    0.15%                        0.50%              2.05%
                                    SU   Vintage XTRA (Series II)     1.50%    0.15%              0.40%                        2.05%

Separate Account Charge 2.10%        S   Vintage XTRA (Series II)     1.40%    0.15%     0.15%    0.40%                        2.10%

Separate Account Charge 2.15% (B)   SU   Vintage XTRA (Series II)     1.50%    0.15%                        0.50%              2.15%

Separate Account Charge 2.20% (A)    S   Index Annuity                1.25%    0.15%                                 0.80%     2.20%
                                     S   Vintage XTRA (Series II)     1.40%    0.15%     0.15%              0.50%              2.20%
                                    SU   Vintage XTRA (Series II)     1.50%    0.15%     0.15%    0.40%                        2.20%
Separate Account Charge 2.20% (B)    E   Portfolio Architect XTRA     1.45%    0.15%     0.20%    0.40%                        2.20%
                                     E   Vintage XTRA                 1.45%    0.15%     0.20%    0.40%                        2.20%

Separate Account Charge 2.25% (A)    S   Index Annuity                1.25%    0.15%                                 0.85%     2.25%
Separate Account Charge 2.25% (B)    R   Vintage XTRA (Series II)     1.70%    0.15%              0.40%                        2.25%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         BD IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                      --------------------------------------------------------------
                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                ------------------------------------   Total
     (as identified in Note 5)      Ben  Product                       M&E      ADM     E.S.P.     GMWB     GMAB     PP (2)   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.30% (B)   SU   Vintage XTRA (Series II)     1.50%    0.15%     0.15%              0.50%              2.30%

Separate Account Charge 2.35%        S   Index Annuity                1.25%    0.15%                                 0.95%     2.35%
Separate Account Charge 2.35% (B)    R   Vintage XTRA (Series II)     1.70%    0.15%                        0.50%              2.35%
                                         Protected Equity Portfolio   1.25%    0.15%                                 0.95%     2.35%

Separate Account Charge 2.40% (A)    R   Vintage XTRA (Series II)     1.70%    0.15%     0.15%    0.40%                        2.40%
                                     S   Index Annuity                1.25%    0.15%                                 1.00%     2.40%
Separate Account Charge 2.40% (C)    E   Index Annuity                1.45%    0.15%                                 0.80%     2.40%

Separate Account Charge 2.45%        E   Index Annuity                1.45%    0.15%                                 0.85%     2.45%

Separate Account Charge 2.50%        S   Index Annuity                1.25%    0.15%                                 1.10%     2.50%
Separate Account Charge 2.50% (B)    R   Vintage XTRA (Series II)     1.70%    0.15%     0.15%              0.50%              2.50%

Separate Account Charge 2.55% (A)    E   Index Annuity                1.45%    0.15%                                 0.95%     2.55%
Separate Account Charge 2.55% (B)    S   Index Annuity                1.25%    0.15%                                 1.15%     2.55%

Separate Account Charge 2.60%        E   Index Annuity                1.45%    0.15%                                 1.00%     2.60%

Separate Account Charge 2.70%        E   Index Annuity                1.45%    0.15%                                 1.10%     2.70%

Separate Account Charge 2.75% (A)    E   Index Annuity                1.45%    0.15%                                 1.15%     2.75%
Separate Account Charge 2.75% (B)    S   Index Annuity                1.25%    0.15%                                 1.35%     2.75%

Separate Account Charge 2.85%        S   Index Annuity                1.25%    0.15%                                 1.45%     2.85%

Separate Account Charge 2.90%        S   Index Annuity                1.25%    0.15%                                 1.50%     2.90%

Separate Account Charge 2.95%        E   Index Annuity                1.45%    0.15%                                 1.35%     2.95%

Separate Account Charge 3.05% (A)    E   Index Annuity                1.45%    0.15%                                 1.45%     3.05%
Separate Account Charge 3.05% (B)    S   Index Annuity                1.25%    0.15%                                 1.65%     3.05%

Separate Account Charge 3.10%        E   Index Annuity                1.45%    0.15%                                 1.50%     3.10%

Separate Account Charge 3.20%        S   Index Annuity                1.25%    0.15%                                 1.80%     3.20%

Separate Account Charge 3.25%        E   Index Annuity                1.45%    0.15%                                 1.65%     3.25%

Separate Account Charge 3.30%        S   Index Annuity                1.25%    0.15%                                 1.90%     3.30%

Separate Account Charge 3.40% (A)    S   Index Annuity                1.25%    0.15%                                 2.00%     3.40%
Separate Account Charge 3.40% (B)    E   Index Annuity                1.45%    0.15%                                 1.80%     3.40%

Separate Account Charge 3.50% (A)    E   Index Annuity                1.45%    0.15%                                 1.90%     3.50%
Separate Account Charge 3.50% (B)        Protected Equity Portfolio   1.25%    0.15%                                 2.10%     3.50%

Separate Account Charge 3.60%        E   Index Annuity                1.45%    0.15%                                 2.00%     3.60%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

(2) The Travelers Index Annuity product offers an optional feature, Principal Protection Guarantee, for an annual insurance charge of up to 2.00%. If this is selected, and money is withdrawan prior to the maturity date, there is no refund of the charge and The Company may deduct an additional Principal Protection Cancellation Charge of up to 4%.

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows;

--------------------------------------------------------------------------------
Product                             Administrative Charge
--------------------------------------------------------------------------------

Portfolio Architect XTRA            $40 for contract values less than $100,000
Vintage XTRA                        $40 for contract values less than $100,000
Vintage XTRA (Series II)            $40 for contract values less than $100,000
Index Annuity (Std DB)              $30 for contract values less than $50,000
Protected Equity Portfolio          $30 for contract values less than $50,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments and any associated Purchase Payment Credits are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and listed directly below.

----------------------------------------------------------------------------------------------------------
Product                             Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
----------------------------------------------------------------------------------------------------------
Portfolio Architect XTRA            Up to 8% decreasing to 0% in years 9 and later
Vintage XTRA                        Up to 8% decreasing to 0% in years 9 and later
Vintage XTRA (Series II)            Up to 8% decreasing to 0% in years 9 and later
Index Annuity (Std DB)              Up to 6% decreasing to 0% in years 9 and later
Protected Equity Portfolio          Up to 9% decreasing to 0% in years 11 and later
----------------------------------------------------------------------------------------------------------

Contract withdrawal/surrender payments for BD IV include $3,104,056 and $3,395,269 for the years ended December 31 ,2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Capital Appreciation Fund
    Separate Account Charges 1.40% ...............      8,682,856              --   $ 0.580     $    5,038,514         $      --
    Separate Account Charges 1.55% ...............             --              --     1.350                 --                --
    Separate Account Charges 1.60% (A) ...........          5,194              --     0.576              2,991                --
    Separate Account Charges 1.60% (B) ...........      2,729,895              --     0.575          1,569,420                --
    Separate Account Charges 1.65% ...............             --              --     1.348                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.347                 --                --
    Separate Account Charges 1.80% (A) ...........        245,288              --     1.395            342,157                --
    Separate Account Charges 1.80% (B) ...........        277,389              --     0.571            158,270                --
    Separate Account Charges 1.85% ...............             --              --     1.344                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.342                 --                --
    Separate Account Charges 2.00% (A) ...........          4,177              --     1.389              5,803                --
    Separate Account Charges 2.00% (B) ...........        116,560              --     1.389            161,930                --
    Separate Account Charges 2.05% ...............             --              --     1.341                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.340                 --                --
    Separate Account Charges 2.20% (B) ...........          5,256              --     1.384              7,272                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.337                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.334                 --                --

High Yield Bond Trust
    Separate Account Charges 1.40% ...............             --              --     1.070                 --                --
    Separate Account Charges 1.55% ...............             --              --     1.069                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.068                 --                --
    Separate Account Charges 1.60% (B) ...........         20,544              --     1.068             21,948                --
    Separate Account Charges 1.65% ...............             --              --     1.068                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.068                 --                --
    Separate Account Charges 1.80% (A) ...........             --              --     1.067                 --                --
    Separate Account Charges 1.80% (B) ...........             --              --     1.067                 --                --
    Separate Account Charges 1.85% ...............             --              --     1.067                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.066                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.066                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.066                 --                --
    Separate Account Charges 2.05% ...............             --              --     1.065                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.065                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.064                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.064                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.063                 --                --

Managed Assets Trust
    Separate Account Charges 1.40% ...............         16,659              --     1.078             17,960                --
    Separate Account Charges 1.55% ...............             --              --     1.077                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.077                 --                --
    Separate Account Charges 1.60% (B) ...........          8,371              --     1.077              9,013                --
    Separate Account Charges 1.65% ...............             --              --     1.076                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.076                 --                --
    Separate Account Charges 1.80% (A) ...........         13,702              --     1.075             14,733                --
    Separate Account Charges 1.80% (B) ...........             --              --     1.075                 --                --
    Separate Account Charges 1.85% ...............             --              --     1.075                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.074                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.074                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.074                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Managed Assets Trust (continued)
    Separate Account Charges 2.05% ...............             --              --   $ 1.073     $           --         $      --
    Separate Account Charges 2.10% ...............             --              --     1.073                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.072                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.072                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.071                 --                --

Money Market Portfolio
    Separate Account Charges 1.40% ...............      6,452,252              --     1.146          7,393,457                --
    Separate Account Charges 1.55% ...............             --              --     0.991                 --                --
    Separate Account Charges 1.60% (A) ...........        358,163              --     1.137            407,317                --
    Separate Account Charges 1.60% (B) ...........      2,441,789              --     1.129          2,757,965                --
    Separate Account Charges 1.65% ...............             --              --     0.990                 --                --
    Separate Account Charges 1.70% ...............             --              --     0.989                 --                --
    Separate Account Charges 1.80% (A) ...........        359,014              --     0.982            352,456                --
    Separate Account Charges 1.80% (B) ...........        272,462              --     1.121            305,431                --
    Separate Account Charges 1.85% ...............             --              --     0.987                 --                --
    Separate Account Charges 1.95% ...............             --              --     0.986                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     0.978                 --                --
    Separate Account Charges 2.00% (B) ...........        105,774              --     0.978            103,420                --
    Separate Account Charges 2.05% ...............             --              --     0.984                 --                --
    Separate Account Charges 2.10% ...............             --              --     0.984                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     0.974                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     0.982                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     0.979                 --                --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.40% ...............      1,746,250              --     0.783          1,367,253                --
    Separate Account Charges 1.55% ...............             --              --     1.160                 --                --
    Separate Account Charges 1.60% (A) ...........         26,582              --     0.777             20,660                --
    Separate Account Charges 1.60% (B) ...........        622,723              --     0.777            484,004                --
    Separate Account Charges 1.65% ...............             --              --     1.159                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.158                 --                --
    Separate Account Charges 1.80% (A) ...........         12,240              --     1.229             15,044                --
    Separate Account Charges 1.80% (B) ...........        502,360              --     0.772            387,596                --
    Separate Account Charges 1.85% ...............             --              --     1.156                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.154                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.224                 --                --
    Separate Account Charges 2.00% (B) ...........         12,413              --     1.224             15,195                --
    Separate Account Charges 2.05% ...............             --              --     1.152                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.152                 --                --
    Separate Account Charges 2.20% (B) ...........          5,958              --     1.219              7,264                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.149                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.147                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.40% ...............        821,546              --   $ 1.127     $      925,473         $      --
    Separate Account Charges 1.55% ...............          4,609              --     1.229              5,664                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.121                 --                --
    Separate Account Charges 1.60% (B) ...........        683,668              --     1.121            766,075                --
    Separate Account Charges 1.65% ...............          9,015              --     1.227             11,064                --
    Separate Account Charges 1.70% ...............             --              --     1.226                 --                --
    Separate Account Charges 1.80% (A) ...........        158,670              --     1.362            216,092                --
    Separate Account Charges 1.80% (B) ...........        148,290              --     1.115            165,278                --
    Separate Account Charges 1.85% ...............             --              --     1.224                 --                --
    Separate Account Charges 1.95% ...............         65,437              --     1.222             79,975                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.356                 --                --
    Separate Account Charges 2.00% (B) ...........         64,717              --     1.356             87,778                --
    Separate Account Charges 2.05% ...............         10,536              --     1.220             12,859                --
    Separate Account Charges 2.10% ...............             --              --     1.220                 --                --
    Separate Account Charges 2.20% (B) ...........         53,488              --     1.351             72,252                --
    Separate Account Charges 2.25% (B) ...........         14,086              --     1.217             17,143                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.215                 --                --
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.40% ...............     16,701,254              --     0.668         11,153,349                --
    Separate Account Charges 1.55% ...............             --              --     1.168                 --                --
    Separate Account Charges 1.60% (A) ...........        435,517              --     0.663            288,656                --
    Separate Account Charges 1.60% (B) ...........     17,458,467              --     0.661         11,539,017                --
    Separate Account Charges 1.65% ...............             --              --     1.167                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.166                 --                --
    Separate Account Charges 1.80% (A) ...........        335,426              --     1.222            409,899                --
    Separate Account Charges 1.80% (B) ...........      2,422,021              --     0.656          1,588,836                --
    Separate Account Charges 1.85% ...............          9,271              --     1.163             10,786                --
    Separate Account Charges 1.95% ...............          2,637              --     1.162              3,064                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.217                 --                --
    Separate Account Charges 2.00% (B) ...........        215,603              --     1.217            262,400                --
    Separate Account Charges 2.05% ...............          1,456              --     1.160              1,689                --
    Separate Account Charges 2.10% ...............             --              --     1.159                 --                --
    Separate Account Charges 2.20% (B) ...........          8,147              --     1.212              9,874                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.157                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.155                 --                --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ...............     10,671,866              --     1.106         11,807,578                --
    Separate Account Charges 1.55% ...............        400,538              --     1.330            532,556                --
    Separate Account Charges 1.60% (A) ...........        259,242              --     1.098            284,676                --
    Separate Account Charges 1.60% (B) ...........     19,534,649              --     1.095         21,391,969                --
    Separate Account Charges 1.65% ...............        285,553              --     1.328            379,142                --
    Separate Account Charges 1.70% ...............         32,946              --     1.327             43,713                --
    Separate Account Charges 1.80% (A) ...........        391,637              --     1.458            571,015                --
    Separate Account Charges 1.80% (B) ...........     14,038,586              --     1.087         15,257,659                --
    Separate Account Charges 1.85% ...............        153,924              --     1.324            203,805                --
    Separate Account Charges 1.95% ...............        414,965              --     1.322            548,682                --
    Separate Account Charges 2.00% (A) ...........         23,757              --     1.452             34,497                --
    Separate Account Charges 2.00% (B) ...........        568,405              --     1.452            825,386                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
American Funds Insurance Series (continued)
  Global Growth Fund - Class 2 Shares (continued)
    Separate Account Charges 2.05% ...............        781,699              --   $ 1.320     $    1,032,162         $      --
    Separate Account Charges 2.10% ...............         37,649              --     1.319             49,678                --
    Separate Account Charges 2.20% (B) ...........        234,185              --     1.446            338,673                --
    Separate Account Charges 2.25% (B) ...........         84,658              --     1.317            111,472                --
    Separate Account Charges 2.40% (B) ...........         52,116              --     1.314             68,481                --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ...............     31,399,627              --     1.097         34,452,808                --
    Separate Account Charges 1.55% ...............      1,285,673              --     1.275          1,639,645                --
    Separate Account Charges 1.60% (A) ...........        822,055              --     1.089            895,206                --
    Separate Account Charges 1.60% (B) ...........     37,953,579              --     1.086         41,215,658                --
    Separate Account Charges 1.65% ...............        925,645              --     1.274          1,178,852                --
    Separate Account Charges 1.70% ...............         64,426              --     1.273             81,992                --
    Separate Account Charges 1.80% (A) ...........      2,613,580              --     1.426          3,727,732                --
    Separate Account Charges 1.80% (B) ...........     17,617,208              --     1.078         18,987,741                --
    Separate Account Charges 1.85% ...............        479,818              --     1.270            609,380                --
    Separate Account Charges 1.95% ...............      2,080,101              --     1.268          2,638,109                --
    Separate Account Charges 2.00% (A) ...........         29,816              --     1.420             42,353                --
    Separate Account Charges 2.00% (B) ...........      2,174,558              --     1.420          3,088,903                --
    Separate Account Charges 2.05% ...............      2,184,750              --     1.266          2,766,973                --
    Separate Account Charges 2.10% ...............         50,046              --     1.266             63,340                --
    Separate Account Charges 2.20% (B) ...........        542,802              --     1.415            767,900                --
    Separate Account Charges 2.25% (B) ...........        182,999              --     1.263            231,125                --
    Separate Account Charges 2.40% (B) ...........        164,709              --     1.260            207,593                --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.40% ...............     22,247,206              --     1.271         28,268,302                --
    Separate Account Charges 1.55% ...............      1,589,364              --     1.249          1,984,659                --
    Separate Account Charges 1.60% (A) ...........        692,311              --     1.261            873,073                --
    Separate Account Charges 1.60% (B) ...........     31,453,754              --     1.258         39,556,464                --
    Separate Account Charges 1.65% ...............      1,228,864              --     1.247          1,532,375                --
    Separate Account Charges 1.70% ...............         43,641              --     1.246             54,382                --
    Separate Account Charges 1.80% (A) ...........      2,800,732              --     1.370          3,835,797                --
    Separate Account Charges 1.80% (B) ...........     21,686,361              --     1.248         27,067,725                --
    Separate Account Charges 1.85% ...............      1,427,038              --     1.244          1,774,548                --
    Separate Account Charges 1.95% ...............      2,433,489              --     1.242          3,021,902                --
    Separate Account Charges 2.00% (A) ...........         17,509              --     1.364             23,882                --
    Separate Account Charges 2.00% (B) ...........      2,464,499              --     1.364          3,361,584                --
    Separate Account Charges 2.05% ...............      2,243,737              --     1.240          2,782,407                --
    Separate Account Charges 2.10% ...............         75,789              --     1.239             93,919                --
    Separate Account Charges 2.20% (B) ...........        950,041              --     1.358          1,290,575                --
    Separate Account Charges 2.25% (B) ...........        371,564              --     1.237            459,492                --
    Separate Account Charges 2.40% (B) ...........        124,146              --     1.234            153,206                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1.40% ...............        635,421              --     1.009            641,260                --
    Separate Account Charges 1.55% ...............             --              --     1.508                 --                --
    Separate Account Charges 1.60% (A) ...........          5,059              --     1.002              5,068                --
    Separate Account Charges 1.60% (B) ...........        209,683              --     1.000            209,646                --
    Separate Account Charges 1.65% ...............             --              --     1.506                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Credit Suisse Trust (continued)
  Credit Suisse Trust Emerging Markets Portfolio (continued)
    Separate Account Charges 1.70% ...............             --              --   $ 1.505     $           --         $      --
    Separate Account Charges 1.80% (A) ...........             --              --     1.691                 --                --
    Separate Account Charges 1.80% (B) ...........         44,770              --     0.992             44,427                --
    Separate Account Charges 1.85% ...............             --              --     1.502                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.500                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.684                 --                --
    Separate Account Charges 2.00% (B) ...........          4,145              --     1.684              6,983                --
    Separate Account Charges 2.05% ...............             --              --     1.497                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.496                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.677                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.493                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.490                 --                --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.40% ...............      1,614,680              --     2.221          3,585,508                --
    Separate Account Charges 1.55% ...............             --              --     1.482                 --                --
    Separate Account Charges 1.60% (A) ...........         68,141              --     2.204            150,174                --
    Separate Account Charges 1.60% (B) ...........        209,914              --     2.200            461,798                --
    Separate Account Charges 1.65% ...............             --              --     1.480                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.479                 --                --
    Separate Account Charges 1.80% (A) ...........        260,396              --     1.708            444,665                --
    Separate Account Charges 1.80% (B) ...........        184,395              --     2.183            402,613                --
    Separate Account Charges 1.85% ...............             --              --     1.475                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.473                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.701                 --                --
    Separate Account Charges 2.00% (B) ...........         58,237              --     1.701             99,043                --
    Separate Account Charges 2.05% ...............             --              --     1.471                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.470                 --                --
    Separate Account Charges 2.20% (B) ...........         47,056              --     1.694             79,702                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.467                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.464                 --                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.40% ...............      1,171,172              --     0.888          1,039,719                --
    Separate Account Charges 1.55% ...............             --              --     1.153                 --                --
    Separate Account Charges 1.60% (A) ...........         26,540              --     0.881             23,384                --
    Separate Account Charges 1.60% (B) ...........        362,735              --     0.880            319,036                --
    Separate Account Charges 1.65% ...............             --              --     1.151                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.150                 --                --
    Separate Account Charges 1.80% (A) ...........         97,968              --     1.192            116,801                --
    Separate Account Charges 1.80% (B) ...........        283,652              --     0.873            247,606                --
    Separate Account Charges 1.85% ...............             --              --     1.148                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.146                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.187                 --                --
    Separate Account Charges 2.00% (B) ...........         44,460              --     1.187             52,790                --
    Separate Account Charges 2.05% ...............             --              --     1.145                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.144                 --                --
    Separate Account Charges 2.20% (B) ...........         25,626              --     1.183             30,303                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (continued)
    Separate Account Charges 2.25% (B) ...........             --              --   $ 1.141     $           --         $      --
    Separate Account Charges 2.40% (B) ...........             --              --     1.139                 --                --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.40% ...............      3,007,955              --     1.086          3,266,812                --
    Separate Account Charges 1.55% ...............             --              --     1.261                 --                --
    Separate Account Charges 1.60% (A) ...........         25,016              --     1.078             26,965                --
    Separate Account Charges 1.60% (B) ...........      1,212,830              --     1.076          1,304,966                --
    Separate Account Charges 1.65% ...............             --              --     1.260                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.259                 --                --
    Separate Account Charges 1.80% (A) ...........        305,093              --     1.381            421,368                --
    Separate Account Charges 1.80% (B) ...........        244,542              --     1.068            261,144                --
    Separate Account Charges 1.85% ...............             --              --     1.256                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.254                 --                --
    Separate Account Charges 2.00% (A) ...........          4,086              --     1.375              5,620                --
    Separate Account Charges 2.00% (B) ...........        112,582              --     1.375            154,856                --
    Separate Account Charges 2.05% ...............             --              --     1.253                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.252                 --                --
    Separate Account Charges 2.20% (B) ...........         52,963              --     1.370             72,553                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.249                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.247                 --                --

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.40% ...............      4,212,277              --     0.844          3,554,272                --
    Separate Account Charges 1.55% ...............        253,598              --     1.312            332,598                --
    Separate Account Charges 1.60% (A) ...........        106,831              --     0.837             89,466                --
    Separate Account Charges 1.60% (B) ...........      6,096,216              --     0.835          5,091,417                --
    Separate Account Charges 1.65% ...............          6,435              --     1.310              8,428                --
    Separate Account Charges 1.70% ...............         26,630              --     1.309             34,853                --
    Separate Account Charges 1.80% (A) ...........        235,507              --     1.430            336,729                --
    Separate Account Charges 1.80% (B) ...........        278,131              --     0.829            230,542                --
    Separate Account Charges 1.85% ...............         19,107              --     1.306             24,955                --
    Separate Account Charges 1.95% ...............        165,319              --     1.304            215,618                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.424                 --                --
    Separate Account Charges 2.00% (B) ...........        215,079              --     1.424            306,266                --
    Separate Account Charges 2.05% ...............        151,606              --     1.302            197,457                --
    Separate Account Charges 2.10% ...............          7,433              --     1.302              9,674                --
    Separate Account Charges 2.20% (B) ...........         56,400              --     1.418             79,985                --
    Separate Account Charges 2.25% (B) ...........         19,793              --     1.299             25,708                --
    Separate Account Charges 2.40% (B) ...........         80,618              --     1.296            104,491                --
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ...............      1,557,424              --     1.158          1,803,387                --
    Separate Account Charges 1.55% ...............        111,096              --     1.242            137,942                --
    Separate Account Charges 1.60% (A) ...........         61,625              --     1.152             70,979                --
    Separate Account Charges 1.60% (B) ...........      1,872,962              --     1.152          2,157,241                --
    Separate Account Charges 1.65% ...............         58,171              --     1.240             72,128                --
    Separate Account Charges 1.70% ...............         10,631              --     1.239             13,172                --
    Separate Account Charges 1.80% (A) ...........        461,125              --     1.352            623,486                --
    Separate Account Charges 1.80% (B) ...........        519,463              --     1.146            595,116                --
    Separate Account Charges 1.85% ...............         29,759              --     1.236             36,796                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 1.95% ...............        249,153              --   $ 1.235     $      307,647         $      --
    Separate Account Charges 2.00% (A) ...........          3,116              --     1.347              4,195                --
    Separate Account Charges 2.00% (B) ...........        480,020              --     1.347            646,380                --
    Separate Account Charges 2.05% ...............        259,463              --     1.233            319,935                --
    Separate Account Charges 2.10% ...............             --              --     1.232                 --                --
    Separate Account Charges 2.20% (B) ...........        292,095              --     1.341            391,727                --
    Separate Account Charges 2.25% (B) ...........        233,510              --     1.230            287,131                --
    Separate Account Charges 2.40% (B) ...........         10,514              --     1.227             12,902                --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ...............        259,549              --     1.781            462,154                --
    Separate Account Charges 1.55% ...............         36,684              --     1.554             56,998                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.775                 --                --
    Separate Account Charges 1.60% (B) ...........        431,376              --     1.775            765,553                --
    Separate Account Charges 1.65% ...............          9,075              --     1.552             14,081                --
    Separate Account Charges 1.70% ...............          7,888              --     1.551             12,231                --
    Separate Account Charges 1.80% (A) ...........        148,057              --     1.769            261,881                --
    Separate Account Charges 1.80% (B) ...........        127,549              --     1.769            225,607                --
    Separate Account Charges 1.85% ...............        120,614              --     1.547            186,630                --
    Separate Account Charges 1.95% ...............        398,702              --     1.545            616,063                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.763                 --                --
    Separate Account Charges 2.00% (B) ...........        100,794              --     1.763            177,689                --
    Separate Account Charges 2.05% ...............        100,690              --     1.543            155,370                --
    Separate Account Charges 2.10% ...............             --              --     1.542                 --                --
    Separate Account Charges 2.20% (B) ...........         50,617              --     1.757             88,936                --
    Separate Account Charges 2.25% (B) ...........         25,618              --     1.539             39,421                --
    Separate Account Charges 2.40% (B) ...........         13,883              --     1.536             21,318                --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ...............      5,996,738              --     1.082          6,490,666                --
    Separate Account Charges 1.55% ...............         63,124              --     1.375             86,772                --
    Separate Account Charges 1.60% (A) ...........        490,264              --     1.074            526,661                --
    Separate Account Charges 1.60% (B) ...........      6,539,777              --     1.071          7,005,940                --
    Separate Account Charges 1.65% ...............        145,525              --     1.373            199,765                --
    Separate Account Charges 1.70% ...............          6,932              --     1.372              9,509                --
    Separate Account Charges 1.80% (A) ...........        359,092              --     1.495            536,781                --
    Separate Account Charges 1.80% (B) ...........      1,163,252              --     1.063          1,236,786                --
    Separate Account Charges 1.85% ...............         49,391              --     1.369             67,612                --
    Separate Account Charges 1.95% ...............        321,548              --     1.367            439,561                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.489                 --                --
    Separate Account Charges 2.00% (B) ...........        310,191              --     1.489            461,798                --
    Separate Account Charges 2.05% ...............        350,933              --     1.365            479,065                --
    Separate Account Charges 2.10% ...............          3,451              --     1.364              4,708                --
    Separate Account Charges 2.20% (B) ...........         61,084              --     1.483             90,569                --
    Separate Account Charges 2.25% (B) ...........        102,534              --     1.361            139,583                --
    Separate Account Charges 2.40% (B) ...........        160,129              --     1.359            217,535                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ...............        886,673              --   $ 1.180     $    1,046,543         $      --
    Separate Account Charges 1.55% ...............          7,952              --     1.329             10,570                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.174                 --                --
    Separate Account Charges 1.60% (B) ...........        248,943              --     1.174            292,264                --
    Separate Account Charges 1.65% ...............             --              --     1.327                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.326                 --                --
    Separate Account Charges 1.80% (A) ...........        128,602              --     1.444            185,746                --
    Separate Account Charges 1.80% (B) ...........         60,904              --     1.168             71,123                --
    Separate Account Charges 1.85% ...............             --              --     1.324                 --                --
    Separate Account Charges 1.95% ...............         59,279              --     1.322             78,361                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.438                 --                --
    Separate Account Charges 2.00% (B) ...........         53,572              --     1.438             77,062                --
    Separate Account Charges 2.05% ...............         34,020              --     1.320             44,908                --
    Separate Account Charges 2.10% ...............             --              --     1.319                 --                --
    Separate Account Charges 2.20% (B) ...........         65,648              --     1.433             94,048                --
    Separate Account Charges 2.25% (B) ...........          3,322              --     1.316              4,373                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.314                 --                --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.40% ...............      9,119,515              --     1.040          9,485,678                --
    Separate Account Charges 1.55% ...............        406,156              --     1.202            488,041                --
    Separate Account Charges 1.60% (A) ...........         80,910              --     1.032             83,527                --
    Separate Account Charges 1.60% (B) ...........      9,010,427              --     1.029          9,276,231                --
    Separate Account Charges 1.65% ...............        134,945              --     1.200            161,927                --
    Separate Account Charges 1.70% ...............             --              --     1.199                 --                --
    Separate Account Charges 1.80% (A) ...........        665,648              --     1.277            850,095                --
    Separate Account Charges 1.80% (B) ...........      3,542,077              --     1.022          3,619,158                --
    Separate Account Charges 1.85% ...............         90,153              --     1.197            107,876                --
    Separate Account Charges 1.95% ...............        406,541              --     1.195            485,798                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.272                 --                --
    Separate Account Charges 2.00% (B) ...........      1,128,648              --     1.272          1,435,526                --
    Separate Account Charges 2.05% ...............        201,625              --     1.193            240,599                --
    Separate Account Charges 2.10% ...............             --              --     1.192                 --                --
    Separate Account Charges 2.20% (B) ...........        130,325              --     1.267            165,086                --
    Separate Account Charges 2.25% (B) ...........        235,097              --     1.190            279,761                --
    Separate Account Charges 2.40% (B) ...........         15,882              --     1.188             18,860                --
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.40% ...............      5,871,620              --     1.235          7,253,460                --
    Separate Account Charges 1.55% ...............        206,006              --     1.114            229,400                --
    Separate Account Charges 1.60% (A) ...........        143,956              --     1.226            176,499                --
    Separate Account Charges 1.60% (B) ...........      5,832,423              --     1.223          7,131,300                --
    Separate Account Charges 1.65% ...............         43,484              --     1.112             48,355                --
    Separate Account Charges 1.70% ...............             --              --     1.111                 --                --
    Separate Account Charges 1.80% (A) ...........        384,855              --     1.162            447,345                --
    Separate Account Charges 1.80% (B) ...........      1,402,899              --     1.214          1,702,426                --
    Separate Account Charges 1.85% ...............          9,681              --     1.109             10,735                --
    Separate Account Charges 1.95% ...............        156,661              --     1.107            173,486                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.158                 --                --
    Separate Account Charges 2.00% (B) ...........        162,450              --     1.158            188,057                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Greenwich Street Series Fund (continued)
  Diversified Strategic Income Portfolio (continued)
    Separate Account Charges 2.05% ...............        581,383              --   $ 1.106     $      642,922         $      --
    Separate Account Charges 2.10% ...............             --              --     1.105                 --                --
    Separate Account Charges 2.20% (B) ...........        199,486              --     1.153            229,990                --
    Separate Account Charges 2.25% (B) ...........         45,843              --     1.103             50,555                --
    Separate Account Charges 2.40% (B) ...........          4,996              --     1.100              5,498                --
  Equity Index Portfolio - Class I Shares
    Separate Account Charges 1.40% ...............     17,975,832              --     1.297         23,320,232                --
    Separate Account Charges 1.55% ...............             --              --     1.233                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.238                 --                --
    Separate Account Charges 1.60% (B) ...........      9,718,281              --     1.278         12,424,719                --
    Separate Account Charges 1.65% ...............             --              --     1.231                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.231                 --                --
    Separate Account Charges 1.80% (A) ...........             --              --     1.320                 --                --
    Separate Account Charges 1.80% (B) ...........             --              --     1.234                 --                --
    Separate Account Charges 1.85% ...............             --              --     1.228                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.226                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.315                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.315                 --                --
    Separate Account Charges 2.05% ...............             --              --     1.225                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.224                 --                --
    Separate Account Charges 2.20% (A) ...........        198,086              --     1.224            242,400                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.310                 --                --
    Separate Account Charges 2.25% (A) ...........        412,129              --     1.022            421,230                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.221                 --                --
    Separate Account Charges 2.35% (A) ...........     15,704,653              --     1.213         19,049,237                --
    Separate Account Charges 2.40% (A) ...........      2,819,147              --     1.099          3,098,275                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.219                 --                --
    Separate Account Charges 2.50% (A) ...........      3,869,136              --     1.197          4,632,152                --
    Separate Account Charges 2.55% (A) ...........         26,495              --     1.196             31,692                --
    Separate Account Charges 2.55% (B) ...........      1,876,390              --     0.803          1,506,184                --
    Separate Account Charges 2.60% ...............        651,586              --     1.085            707,081                --
    Separate Account Charges 2.70% ...............      2,063,866              --     1.180          2,434,993                --
    Separate Account Charges 2.75% (A) ...........        131,938              --     0.796            104,972                --
    Separate Account Charges 2.75% (B) ...........     17,879,625              --     1.180         21,090,054                --
    Separate Account Charges 2.85% ...............     11,453,119              --     0.981         11,238,019                --
    Separate Account Charges 2.90% ...............    222,832,786              --     1.163        259,101,735                --
    Separate Account Charges 2.95% ...............      4,902,236              --     1.163          5,702,467                --
    Separate Account Charges 3.05% (A) ...........      3,794,944              --     0.968          3,674,983                --
    Separate Account Charges 3.05% (B) ...........    152,793,014              --     0.912        139,378,637                --
    Separate Account Charges 3.10% ...............     53,244,450              --     1.146         61,011,972                --
    Separate Account Charges 3.20% ...............     92,144,388              --     0.830         76,517,811                --
    Separate Account Charges 3.25% ...............     63,290,464              --     0.906         57,315,566                --
    Separate Account Charges 3.30% ...............        104,881              --     1.135            119,059                --
    Separate Account Charges 3.40% (A) ...........        844,196              --     1.047            883,918                --
    Separate Account Charges 3.40% (B) ...........     34,233,229              --     0.822         28,127,907                --
    Separate Account Charges 3.50% (A) ...........        114,630              --     1.119            128,324                --
    Separate Account Charges 3.50% (B) ...........    114,380,132              --     1.368        156,478,980                --
    Separate Account Charges 3.60% ...............        157,171              --     1.033            162,309                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% ...............     18,836,125              --   $ 0.861     $   16,224,097         $      --
    Separate Account Charges 1.55% ...............        172,339              --     1.229            211,761                --
    Separate Account Charges 1.60% (A) ...........        135,502              --     0.855            115,836                --
    Separate Account Charges 1.60% (B) ...........      7,817,980              --     0.853          6,665,108                --
    Separate Account Charges 1.65% ...............         18,984              --     1.227             23,294                --
    Separate Account Charges 1.70% ...............             --              --     1.226                 --                --
    Separate Account Charges 1.80% (A) ...........        741,960              --     1.314            974,611                --
    Separate Account Charges 1.80% (B) ...........      1,710,378              --     0.846          1,447,210                --
    Separate Account Charges 1.85% ...............        149,335              --     1.224            182,733                --
    Separate Account Charges 1.95% ...............         21,301              --     1.222             26,028                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.308                 --                --
    Separate Account Charges 2.00% (B) ...........        411,322              --     1.308            538,095                --
    Separate Account Charges 2.05% ...............         31,513              --     1.220             38,455                --
    Separate Account Charges 2.10% ...............             --              --     1.219                 --                --
    Separate Account Charges 2.20% (B) ...........         31,447              --     1.303             40,972                --
    Separate Account Charges 2.25% (B) ...........          3,546              --     1.217              4,315                --
    Separate Account Charges 2.40% (B) ...........         13,285              --     1.214             16,133                --
  Fundamental Value Portfolio
    Separate Account Charges 1.40% ...............     11,843,618              --     1.317         15,597,884                --
    Separate Account Charges 1.55% ...............        166,277              --     1.248            207,471                --
    Separate Account Charges 1.60% (A) ...........        520,325              --     1.307            680,116                --
    Separate Account Charges 1.60% (B) ...........     14,278,728              --     1.304         18,614,640                --
    Separate Account Charges 1.65% ...............        129,712              --     1.246            161,624                --
    Separate Account Charges 1.70% ...............             --              --     1.245                 --                --
    Separate Account Charges 1.80% (A) ...........        788,242              --     1.398          1,101,777                --
    Separate Account Charges 1.80% (B) ...........      7,138,889              --     1.294          9,236,846                --
    Separate Account Charges 1.85% ...............        223,940              --     1.243            278,258                --
    Separate Account Charges 1.95% ...............        383,453              --     1.241            475,804                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.392                 --                --
    Separate Account Charges 2.00% (B) ...........        638,547              --     1.392            888,914                --
    Separate Account Charges 2.05% ...............      1,130,419              --     1.239          1,400,712                --
    Separate Account Charges 2.10% ...............         14,741              --     1.238             18,253                --
    Separate Account Charges 2.20% (B) ...........        255,757              --     1.386            354,584                --
    Separate Account Charges 2.25% (B) ...........        149,510              --     1.236            184,746                --
    Separate Account Charges 2.40% (B) ...........          3,514              --     1.233              4,333                --
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.40% ...............        408,372              --     1.126            459,861                --
    Separate Account Charges 1.55% ...............             --              --     1.232                 --                --
    Separate Account Charges 1.60% (A) ...........         25,323              --     1.120             28,365                --
    Separate Account Charges 1.60% (B) ...........        177,203              --     1.120            198,487                --
    Separate Account Charges 1.65% ...............             --              --     1.231                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.230                 --                --
    Separate Account Charges 1.80% (A) ...........        262,449              --     1.400            367,391                --
    Separate Account Charges 1.80% (B) ...........             --              --     1.114                 --                --
    Separate Account Charges 1.85% ...............             --              --     1.227                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.226                 --                --
    Separate Account Charges 2.00% (A) ...........          1,332              --     1.394              1,857                --
    Separate Account Charges 2.00% (B) ...........         48,898              --     1.394             68,171                --
    Separate Account Charges 2.05% ...............             --              --     1.224                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.223                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (continued)
    Separate Account Charges 2.20% (B) ...........             --              --   $ 1.388     $           --         $      --
    Separate Account Charges 2.25% (B) ...........             --              --     1.221                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.218                 --                --
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.40% ...............        267,341              --     1.098            293,449                --
    Separate Account Charges 1.55% ...............             --              --     1.203                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.092                 --                --
    Separate Account Charges 1.60% (B) ...........        108,010              --     1.092            117,926                --
    Separate Account Charges 1.65% ...............             --              --     1.201                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.201                 --                --
    Separate Account Charges 1.80% (A) ...........        113,821              --     1.316            149,833                --
    Separate Account Charges 1.80% (B) ...........         52,267              --     1.086             56,762                --
    Separate Account Charges 1.85% ...............             --              --     1.198                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.196                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.311                 --                --
    Separate Account Charges 2.00% (B) ...........         42,439              --     1.311             55,639                --
    Separate Account Charges 2.05% ...............             --              --     1.195                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.194                 --                --
    Separate Account Charges 2.20% (B) ...........        122,909              --     1.306            160,482                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.191                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.189                 --                --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.40% ...............      3,466,803              --     1.004          3,482,194                --
    Separate Account Charges 1.55% ...............             --              --     1.150                 --                --
    Separate Account Charges 1.60% (A) ...........         45,244              --     0.997             45,104                --
    Separate Account Charges 1.60% (B) ...........      1,066,469              --     0.995          1,061,260                --
    Separate Account Charges 1.65% ...............             --              --     1.149                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.148                 --                --
    Separate Account Charges 1.80% (A) ...........        261,195              --     1.181            308,529                --
    Separate Account Charges 1.80% (B) ...........        479,954              --     0.988            474,031                --
    Separate Account Charges 1.85% ...............             --              --     1.146                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.144                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.176                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.176                 --                --
    Separate Account Charges 2.05% ...............             --              --     1.142                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.142                 --                --
    Separate Account Charges 2.20% (B) ...........         14,322              --     1.172             16,780                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.139                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.137                 --                --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.40% ...............      1,260,902              --     0.907          1,143,382                --
    Separate Account Charges 1.55% ...............             --              --     1.259                 --                --
    Separate Account Charges 1.60% (A) ...........         27,169              --     0.900             24,452                --
    Separate Account Charges 1.60% (B) ...........        545,448              --     0.898            490,023                --
    Separate Account Charges 1.65% ...............             --              --     1.257                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.256                 --                --
    Separate Account Charges 1.80% (A) ...........         34,043              --     1.374             46,789                --
    Separate Account Charges 1.80% (B) ...........         79,588              --     0.892             70,963                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Janus Aspen Series (continued)
  Global Life Sciences Portfolio - Service Shares (continued)
    Separate Account Charges 1.85% ...............             --              --   $ 1.253     $           --         $      --
    Separate Account Charges 1.95% ...............             --              --     1.252                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.369                 --                --
    Separate Account Charges 2.00% (B) ...........         43,713              --     1.369             59,836                --
    Separate Account Charges 2.05% ...............             --              --     1.250                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.249                 --                --
    Separate Account Charges 2.20% (B) ...........         10,794              --     1.363             14,715                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.246                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.244                 --                --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.40% ...............      2,448,720              --     0.346            847,884                --
    Separate Account Charges 1.55% ...............             --              --     1.190                 --                --
    Separate Account Charges 1.60% (A) ...........        103,432              --     0.344             35,546                --
    Separate Account Charges 1.60% (B) ...........        619,678              --     0.343            212,572                --
    Separate Account Charges 1.65% ...............             --              --     1.188                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.187                 --                --
    Separate Account Charges 1.80% (A) ...........         27,353              --     1.342             36,707                --
    Separate Account Charges 1.80% (B) ...........        127,596              --     0.340             43,440                --
    Separate Account Charges 1.85% ...............             --              --     1.185                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.183                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.337                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.337                 --                --
    Separate Account Charges 2.05% ...............             --              --     1.182                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.181                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.331                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.178                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.176                 --                --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.40% ...............      6,161,479              --     0.449          2,767,420                --
    Separate Account Charges 1.55% ...............             --              --     1.357                 --                --
    Separate Account Charges 1.60% (A) ...........          4,188              --     0.446              1,867                --
    Separate Account Charges 1.60% (B) ...........      6,040,871              --     0.445          2,687,939                --
    Separate Account Charges 1.65% ...............         12,979              --     1.355             17,589                --
    Separate Account Charges 1.70% ...............             --              --     1.354                 --                --
    Separate Account Charges 1.80% (A) ...........        101,124              --     1.540            155,682                --
    Separate Account Charges 1.80% (B) ...........        504,403              --     0.442            222,759                --
    Separate Account Charges 1.85% ...............             --              --     1.351                 --                --
    Separate Account Charges 1.95% ...............         74,506              --     1.350            100,551                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.533                 --                --
    Separate Account Charges 2.00% (B) ...........        113,467              --     1.533            173,971                --
    Separate Account Charges 2.05% ...............         57,533              --     1.348             77,537                --
    Separate Account Charges 2.10% ...............             --              --     1.347                 --                --
    Separate Account Charges 2.20% (B) ...........         25,628              --     1.527             39,133                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.344                 --                --
    Separate Account Charges 2.40% (B) ...........         16,559              --     1.341             22,208                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.40% ...............      4,422,384              --   $ 0.561     $    2,479,963         $      --
    Separate Account Charges 1.55% ...............             --              --     1.177                 --                --
    Separate Account Charges 1.60% (A) ...........         53,290              --     0.557             29,658                --
    Separate Account Charges 1.60% (B) ...........      1,102,102              --     0.556            612,297                --
    Separate Account Charges 1.65% ...............             --              --     1.176                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.175                 --                --
    Separate Account Charges 1.80% (A) ...........         21,747              --     1.222             26,575                --
    Separate Account Charges 1.80% (B) ...........        310,158              --     0.551            171,016                --
    Separate Account Charges 1.85% ...............             --              --     1.172                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.171                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.217                 --                --
    Separate Account Charges 2.00% (B) ...........          5,065              --     1.217              6,164                --
    Separate Account Charges 2.05% ...............             --              --     1.169                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.168                 --                --
    Separate Account Charges 2.20% (B) ...........         26,415              --     1.212             32,017                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.166                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.163                 --                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.40% ...............        698,254              --     1.513          1,056,722                --
    Separate Account Charges 1.55% ...............          5,180              --     1.330              6,888                --
    Separate Account Charges 1.60% (A) ...........         65,979              --     1.508             99,519                --
    Separate Account Charges 1.60% (B) ...........        364,644              --     1.508            550,005                --
    Separate Account Charges 1.65% ...............        132,634              --     1.328            176,113                --
    Separate Account Charges 1.70% ...............             --              --     1.327                 --                --
    Separate Account Charges 1.80% (A) ...........        157,360              --     1.503            236,563                --
    Separate Account Charges 1.80% (B) ...........        143,569              --     1.503            215,832                --
    Separate Account Charges 1.85% ...............          8,143              --     1.324             10,783                --
    Separate Account Charges 1.95% ...............        127,694              --     1.322            168,849                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.498                 --                --
    Separate Account Charges 2.00% (B) ...........        150,508              --     1.498            225,510                --
    Separate Account Charges 2.05% ...............         71,596              --     1.320             94,540                --
    Separate Account Charges 2.10% ...............            409              --     1.320                539                --
    Separate Account Charges 2.20% (B) ...........         23,228              --     1.493             34,687                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.317                 --                --
    Separate Account Charges 2.40% (B) ...........         13,437              --     1.314             17,657                --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.40% ...............        674,660              --     1.382            932,668                --
    Separate Account Charges 1.55% ...............         85,538              --     1.267            108,418                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.378                 --                --
    Separate Account Charges 1.60% (B) ...........        809,362              --     1.378          1,115,156                --
    Separate Account Charges 1.65% ...............        101,869              --     1.266            128,939                --
    Separate Account Charges 1.70% ...............             --              --     1.265                 --                --
    Separate Account Charges 1.80% (A) ...........        347,456              --     1.373            477,139                --
    Separate Account Charges 1.80% (B) ...........        139,195              --     1.373            191,148                --
    Separate Account Charges 1.85% ...............          7,853              --     1.262              9,912                --
    Separate Account Charges 1.95% ...............        194,530              --     1.260            245,197                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Lord Abbett Series Fund, Inc. (continued)
  Growth and Income Portfolio (continued)
    Separate Account Charges 2.00% (A) ...........             --              --   $ 1.369     $           --         $      --
    Separate Account Charges 2.00% (B) ...........        290,674              --     1.369            397,833                --
    Separate Account Charges 2.05% ...............        527,515              --     1.259            663,989                --
    Separate Account Charges 2.10% ...............         29,092              --     1.258             36,593                --
    Separate Account Charges 2.20% (B) ...........         96,031              --     1.364            130,997                --
    Separate Account Charges 2.25% (B) ...........         77,831              --     1.255             97,696                --
    Separate Account Charges 2.40% (B) ...........         47,265              --     1.253             59,205                --
  Mid-Cap Value Portfolio
    Separate Account Charges 1.40% ...............      1,323,372              --     1.541          2,039,053                --
    Separate Account Charges 1.55% ...............        137,212              --     1.415            194,102                --
    Separate Account Charges 1.60% (A) ...........         50,181              --     1.536             77,062                --
    Separate Account Charges 1.60% (B) ...........        979,299              --     1.536          1,503,895                --
    Separate Account Charges 1.65% ...............         95,984              --     1.413            135,591                --
    Separate Account Charges 1.70% ...............             --              --     1.412                 --                --
    Separate Account Charges 1.80% (A) ...........        329,638              --     1.531            504,532                --
    Separate Account Charges 1.80% (B) ...........        579,899              --     1.531            887,572                --
    Separate Account Charges 1.85% ...............        142,694              --     1.409            201,018                --
    Separate Account Charges 1.95% ...............        764,539              --     1.407          1,075,539                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.525                 --                --
    Separate Account Charges 2.00% (B) ...........        349,327              --     1.525            532,889                --
    Separate Account Charges 2.05% ...............        254,563              --     1.405            357,618                --
    Separate Account Charges 2.10% ...............            514              --     1.404                722                --
    Separate Account Charges 2.20% (B) ...........         56,353              --     1.520             85,677                --
    Separate Account Charges 2.25% (B) ...........         57,580              --     1.401             80,666                --
    Separate Account Charges 2.40% (B) ...........         27,876              --     1.398             38,971                --

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.40% ...............         26,986              --     1.210             32,653                --
    Separate Account Charges 1.55% ...............             --              --     1.208                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.207                 --                --
    Separate Account Charges 1.60% (B) ...........         62,688              --     1.207             75,684                --
    Separate Account Charges 1.65% ...............             --              --     1.207                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.206                 --                --
    Separate Account Charges 1.80% (A) ...........          4,023              --     1.205              4,846                --
    Separate Account Charges 1.80% (B) ...........         21,095              --     1.205             25,409                --
    Separate Account Charges 1.85% ...............             --              --     1.204                 --                --
    Separate Account Charges 1.95% ...............         35,834              --     1.203             43,093                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.202                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.202                 --                --
    Separate Account Charges 2.05% ...............         11,644              --     1.201             13,988                --
    Separate Account Charges 2.10% ...............             --              --     1.201                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.199                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.199                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.197                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Merrill Lynch Variable Series Funds, Inc. (continued)
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.40% ...............        131,916              --   $ 1.208     $      159,378         $      --
    Separate Account Charges 1.55% ...............         20,057              --     1.206             24,193                --
    Separate Account Charges 1.60% (A) ...........         14,089              --     1.205             16,984                --
    Separate Account Charges 1.60% (B) ...........         47,630              --     1.205             57,417                --
    Separate Account Charges 1.65% ...............             --              --     1.205                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.204                 --                --
    Separate Account Charges 1.80% (A) ...........         27,414              --     1.203             32,973                --
    Separate Account Charges 1.80% (B) ...........         38,258              --     1.203             46,017                --
    Separate Account Charges 1.85% ...............             --              --     1.202                 --                --
    Separate Account Charges 1.95% ...............         35,341              --     1.201             42,436                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.200                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.200                 --                --
    Separate Account Charges 2.05% ...............         29,854              --     1.199             35,807                --
    Separate Account Charges 2.10% ...............         23,446              --     1.199             28,106                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.197                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.197                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.195                 --                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.40% ...............             --              --     1.074                 --                --
    Separate Account Charges 1.55% ...............             --              --     1.073                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.072                 --                --
    Separate Account Charges 1.60% (B) ...........             --              --     1.072                 --                --
    Separate Account Charges 1.65% ...............             --              --     1.072                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.072                 --                --
    Separate Account Charges 1.80% (A) ...........         13,851              --     1.071             14,834                --
    Separate Account Charges 1.80% (B) ...........             --              --     1.071                 --                --
    Separate Account Charges 1.85% ...............             --              --     1.071                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.070                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.070                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.070                 --                --
    Separate Account Charges 2.05% ...............             --              --     1.069                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.069                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.068                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.068                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.067                 --                --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.40% ...............      1,424,929              --     1.125          1,603,714                --
    Separate Account Charges 1.55% ...............        123,851              --     1.124            139,197                --
    Separate Account Charges 1.60% (A) ...........          9,383              --     1.122             10,525                --
    Separate Account Charges 1.60% (B) ...........      1,221,213              --     1.122          1,369,838                --
    Separate Account Charges 1.65% ...............         59,583              --     1.122             66,871                --
    Separate Account Charges 1.70% ...............             --              --     1.121                 --                --
    Separate Account Charges 1.80% (A) ...........        320,774              --     1.118            358,611                --
    Separate Account Charges 1.80% (B) ...........        966,189              --     1.118          1,080,156                --
    Separate Account Charges 1.85% ...............         15,246              --     1.119             17,063                --
    Separate Account Charges 1.95% ...............        124,574              --     1.118            139,230                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 2.00% (A) ...........             --              --   $ 1.114     $           --         $      --
    Separate Account Charges 2.00% (B) ...........        281,739              --     1.114            313,920                --
    Separate Account Charges 2.05% ...............        360,434              --     1.116            402,281                --
    Separate Account Charges 2.10% ...............            321              --     1.115                358                --
    Separate Account Charges 2.20% (B) ...........        168,773              --     1.110            187,423                --
    Separate Account Charges 2.25% (B) ...........         12,535              --     1.113             13,951                --
    Separate Account Charges 2.40% (B) ...........         33,732              --     1.111             37,464                --
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.40% ...............     14,874,186              --     1.213         18,045,960                --
    Separate Account Charges 1.55% ...............        817,340              --     1.060            866,668                --
    Separate Account Charges 1.60% (A) ...........        655,940              --     1.204            789,999                --
    Separate Account Charges 1.60% (B) ...........     14,780,010              --     1.204         17,800,724                --
    Separate Account Charges 1.65% ...............        232,845              --     1.059            246,552                --
    Separate Account Charges 1.70% ...............             --              --     1.058                 --                --
    Separate Account Charges 1.80% (A) ...........      3,486,677              --     1.075          3,750,065                --
    Separate Account Charges 1.80% (B) ...........      4,288,696              --     1.195          5,127,426                --
    Separate Account Charges 1.85% ...............         36,092              --     1.056             38,110                --
    Separate Account Charges 1.95% ...............        832,375              --     1.054            877,696                --
    Separate Account Charges 2.00% (A) ...........         25,374              --     1.071             27,180                --
    Separate Account Charges 2.00% (B) ...........      2,095,600              --     1.071          2,244,737                --
    Separate Account Charges 2.05% ...............      1,320,238              --     1.053          1,390,191                --
    Separate Account Charges 2.10% ...............         25,853              --     1.052             27,204                --
    Separate Account Charges 2.20% (B) ...........        576,706              --     1.067            615,228                --
    Separate Account Charges 2.25% (B) ...........         39,973              --     1.050             41,973                --
    Separate Account Charges 2.40% (B) ...........        173,655              --     1.048            181,966                --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.40% ...............        189,011              --     0.773            146,039                --
    Separate Account Charges 1.55% ...............             --              --     1.195                 --                --
    Separate Account Charges 1.60% (A) ...........         11,387              --     0.767              8,734                --
    Separate Account Charges 1.60% (B) ...........        181,548              --     0.767            139,244                --
    Separate Account Charges 1.65% ...............             --              --     1.193                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.193                 --                --
    Separate Account Charges 1.80% (A) ...........          2,465              --     1.313              3,235                --
    Separate Account Charges 1.80% (B) ...........         38,783              --     0.761             29,529                --
    Separate Account Charges 1.85% ...............             --              --     1.190                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.189                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.307                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.307                 --                --
    Separate Account Charges 2.05% ...............             --              --     1.187                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.186                 --                --
    Separate Account Charges 2.20% (B) ...........          4,172              --     1.302              5,432                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.184                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.181                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Putnam Variable Trust (continued)
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.40% ...............      2,418,477              --   $ 1.011     $    2,444,228         $      --
    Separate Account Charges 1.55% ...............             --              --     1.353                 --                --
    Separate Account Charges 1.60% (A) ...........         13,199              --     1.003             13,243                --
    Separate Account Charges 1.60% (B) ...........      1,233,205              --     1.003          1,237,266                --
    Separate Account Charges 1.65% ...............             --              --     1.351                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.350                 --                --
    Separate Account Charges 1.80% (A) ...........        119,645              --     1.433            171,403                --
    Separate Account Charges 1.80% (B) ...........        146,052              --     0.996            145,461                --
    Separate Account Charges 1.85% ...............             --              --     1.348                 --                --
    Separate Account Charges 1.95% ...............         35,821              --     1.346             48,203                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.427                 --                --
    Separate Account Charges 2.00% (B) ...........        238,693              --     1.427            340,556                --
    Separate Account Charges 2.05% ...............             --              --     1.344                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.343                 --                --
    Separate Account Charges 2.20% (B) ...........          2,038              --     1.421              2,895                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.340                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.337                 --                --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.40% ...............      3,517,981              --     1.611          5,668,353                --
    Separate Account Charges 1.55% ...............         20,094              --     1.540             30,936                --
    Separate Account Charges 1.60% (A) ...........         62,695              --     1.599            100,278                --
    Separate Account Charges 1.60% (B) ...........      1,944,449              --     1.599          3,110,076                --
    Separate Account Charges 1.65% ...............          8,411              --     1.537             12,931                --
    Separate Account Charges 1.70% ...............             --              --     1.536                 --                --
    Separate Account Charges 1.80% (A) ...........        474,438              --     1.780            844,417                --
    Separate Account Charges 1.80% (B) ...........        465,147              --     1.588            738,552                --
    Separate Account Charges 1.85% ...............          7,466              --     1.533             11,446                --
    Separate Account Charges 1.95% ...............         33,748              --     1.531             51,668                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.773                 --                --
    Separate Account Charges 2.00% (B) ...........        164,028              --     1.773            290,757                --
    Separate Account Charges 2.05% ...............         42,012              --     1.529             64,232                --
    Separate Account Charges 2.10% ...............             --              --     1.528                 --                --
    Separate Account Charges 2.20% (B) ...........         15,972              --     1.765             28,196                --
    Separate Account Charges 2.25% (B) ...........         24,487              --     1.525             37,333                --
    Separate Account Charges 2.40% (B) ...........         21,691              --     1.521             33,002                --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% ...............      8,139,285              --     1.309         10,653,266                --
    Separate Account Charges 1.55% ...............         70,783              --     1.250             88,493                --
    Separate Account Charges 1.60% (A) ...........        364,905              --     1.299            474,018                --
    Separate Account Charges 1.60% (B) ...........      8,771,738              --     1.296         11,363,946                --
    Separate Account Charges 1.65% ...............         46,775              --     1.248             58,397                --
    Separate Account Charges 1.70% ...............             --              --     1.248                 --                --
    Separate Account Charges 1.80% (A) ...........        470,075              --     1.395            655,540                --
    Separate Account Charges 1.80% (B) ...........      2,291,751              --     1.286          2,946,745                --
    Separate Account Charges 1.85% ...............             --              --     1.245                 --                --
    Separate Account Charges 1.95% ...............        115,796              --     1.243            143,969                --
    Separate Account Charges 2.00% (A) ...........          9,553              --     1.389             13,268                --
    Separate Account Charges 2.00% (B) ...........        248,890              --     1.389            345,673                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Salomon Brothers Variable Series Funds Inc. (continued)
  All Cap Fund - Class I (continued)
    Separate Account Charges 2.05% ...............        276,133              --   $ 1.242     $      342,833         $      --
    Separate Account Charges 2.10% ...............          6,750              --     1.241              8,374                --
    Separate Account Charges 2.20% (B) ...........        185,914              --     1.383            257,161                --
    Separate Account Charges 2.25% (B) ...........          5,312              --     1.238              6,577                --
    Separate Account Charges 2.40% (B) ...........         23,385              --     1.236             28,893                --
  Investors Fund - Class I
    Separate Account Charges 1.40% ...............      6,005,375              --     1.174          7,048,241                --
    Separate Account Charges 1.55% ...............          2,893              --     1.249              3,614                --
    Separate Account Charges 1.60% (A) ...........        243,422              --     1.165            283,538                --
    Separate Account Charges 1.60% (B) ...........      4,126,063              --     1.162          4,793,394                --
    Separate Account Charges 1.65% ...............         45,124              --     1.247             56,283                --
    Separate Account Charges 1.70% ...............         10,606              --     1.246             13,220                --
    Separate Account Charges 1.80% (A) ...........        200,936              --     1.351            271,398                --
    Separate Account Charges 1.80% (B) ...........      1,177,170              --     1.153          1,357,318                --
    Separate Account Charges 1.85% ...............          6,842              --     1.244              8,510                --
    Separate Account Charges 1.95% ...............        145,092              --     1.242            180,222                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.345                 --                --
    Separate Account Charges 2.00% (B) ...........        294,184              --     1.345            395,727                --
    Separate Account Charges 2.05% ...............         59,890              --     1.240             74,287                --
    Separate Account Charges 2.10% ...............             --              --     1.240                 --                --
    Separate Account Charges 2.20% (B) ...........          5,946              --     1.340              7,966                --
    Separate Account Charges 2.25% (B) ...........          6,963              --     1.237              8,612                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.234                 --                --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.40% ...............        462,037              --     1.130            522,240                --
    Separate Account Charges 1.55% ...............             --              --     1.153                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.124                 --                --
    Separate Account Charges 1.60% (B) ...........         51,428              --     1.124             57,820                --
    Separate Account Charges 1.65% ...............             --              --     1.151                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.150                 --                --
    Separate Account Charges 1.80% (A) ...........         81,583              --     1.346            109,851                --
    Separate Account Charges 1.80% (B) ...........         17,927              --     1.118             20,047                --
    Separate Account Charges 1.85% ...............             --              --     1.148                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.146                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.341                 --                --
    Separate Account Charges 2.00% (B) ...........         11,791              --     1.341             15,813                --
    Separate Account Charges 2.05% ...............             --              --     1.145                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.144                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.336                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.141                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.139                 --                --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.40% ...............      2,193,045              --     1.371          3,007,349                --
    Separate Account Charges 1.55% ...............         23,832              --     1.404             33,469                --
    Separate Account Charges 1.60% (A) ...........         15,192              --     1.361             20,676                --
    Separate Account Charges 1.60% (B) ...........      2,216,423              --     1.357          3,008,191                --
    Separate Account Charges 1.65% ...............         79,221              --     1.402            111,099                --
    Separate Account Charges 1.70% ...............             --              --     1.401                 --                --
    Separate Account Charges 1.80% (A) ...........        175,643              --     1.604            281,672                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I (continued)
    Separate Account Charges 1.80% (B) ...........        574,902              --   $ 1.347     $      774,416         $      --
    Separate Account Charges 1.85% ...............         23,159              --     1.399             32,388                --
    Separate Account Charges 1.95% ...............         14,973              --     1.397             20,911                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.597                 --                --
    Separate Account Charges 2.00% (B) ...........        103,106              --     1.597            164,674                --
    Separate Account Charges 2.05% ...............        153,471              --     1.395            214,037                --
    Separate Account Charges 2.10% ...............             --              --     1.394                 --                --
    Separate Account Charges 2.20% (B) ...........         75,282              --     1.591            119,745                --
    Separate Account Charges 2.25% (B) ...........         14,484              --     1.391             20,144                --
    Separate Account Charges 2.40% (B) ...........          3,170              --     1.388              4,399                --

Scudder Investment VIT Funds
  EAFE(R) Equity Index Fund - Class A Shares
    Separate Account Charges 1.40% ...............      1,487,231              --     1.069          1,590,074                --
    Separate Account Charges 1.55% ...............             --              --     1.413                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.423                 --                --
    Separate Account Charges 1.60% (B) ...........      1,164,091              --     1.054          1,226,802                --
    Separate Account Charges 1.65% ...............             --              --     1.411                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.410                 --                --
    Separate Account Charges 1.80% (A) ...........             --              --     1.526                 --                --
    Separate Account Charges 1.80% (B) ...........             --              --     1.419                 --                --
    Separate Account Charges 1.85% ...............             --              --     1.407                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.405                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.519                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.519                 --                --
    Separate Account Charges 2.05% ...............             --              --     1.403                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.403                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.513                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.400                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.397                 --                --
  Scudder VIT Small Cap Index Fund - Class A Shares
    Separate Account Charges 1.40% ...............      2,136,264              --     1.353          2,889,950                --
    Separate Account Charges 1.55% ...............             --              --     1.402                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.448                 --                --
    Separate Account Charges 1.60% (B) ...........      3,371,420              --     1.333          4,495,229                --
    Separate Account Charges 1.65% ...............             --              --     1.400                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.399                 --                --
    Separate Account Charges 1.80% (A) ...........             --              --     1.615                 --                --
    Separate Account Charges 1.80% (B) ...........             --              --     1.443                 --                --
    Separate Account Charges 1.85% ...............             --              --     1.396                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.395                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.609                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.609                 --                --
    Separate Account Charges 2.05% ...............             --              --     1.393                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.392                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.602                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.389                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.386                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 1.40% ...............        203,625              --   $ 0.810     $      164,842         $      --
    Separate Account Charges 1.55% ...............             --              --     1.123                 --                --
    Separate Account Charges 1.60% (A) ...........          6,025              --     0.804              4,842                --
    Separate Account Charges 1.60% (B) ...........        348,769              --     0.804            280,269                --
    Separate Account Charges 1.65% ...............         16,895              --     1.122             18,953                --
    Separate Account Charges 1.70% ...............             --              --     1.121                 --                --
    Separate Account Charges 1.80% (A) ...........         75,714              --     1.186             89,800                --
    Separate Account Charges 1.80% (B) ...........        311,116              --     0.798            248,186                --
    Separate Account Charges 1.85% ...............         26,364              --     1.119             29,493                --
    Separate Account Charges 1.95% ...............         97,154              --     1.117            108,534                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.181                 --                --
    Separate Account Charges 2.00% (B) ...........         49,884              --     1.181             58,924                --
    Separate Account Charges 2.05% ...............         31,123              --     1.116             34,721                --
    Separate Account Charges 2.10% ...............             --              --     1.115                 --                --
    Separate Account Charges 2.20% (B) ...........          6,295              --     1.176              7,405                --
    Separate Account Charges 2.25% (B) ...........          6,616              --     1.113              7,360                --
    Separate Account Charges 2.40% (B) ...........         67,650              --     1.110             75,103                --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% ...............        632,895              --     0.868            549,070                --
    Separate Account Charges 1.55% ...............             --              --     1.168                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     0.861                 --                --
    Separate Account Charges 1.60% (B) ...........        613,341              --     0.861            528,223                --
    Separate Account Charges 1.65% ...............             --              --     1.167                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.166                 --                --
    Separate Account Charges 1.80% (A) ...........         72,418              --     1.279             92,645                --
    Separate Account Charges 1.80% (B) ...........        296,625              --     0.855            253,589                --
    Separate Account Charges 1.85% ...............         12,177              --     1.164             14,169                --
    Separate Account Charges 1.95% ...............         51,288              --     1.162             59,598                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.274                 --                --
    Separate Account Charges 2.00% (B) ...........         43,087              --     1.274             54,898                --
    Separate Account Charges 2.05% ...............         53,839              --     1.160             62,476                --
    Separate Account Charges 2.10% ...............             --              --     1.160                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.269                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.157                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.155                 --                --

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.40% ...............      2,959,546              --     1.447          4,281,488                --
    Separate Account Charges 1.55% ...............      1,341,726              --     1.188          1,593,431                --
    Separate Account Charges 1.60% (A) ...........         21,787              --     1.440             31,377                --
    Separate Account Charges 1.60% (B) ...........      4,804,973              --     1.440          6,920,007                --
    Separate Account Charges 1.65% ...............      1,236,377              --     1.186          1,466,271                --
    Separate Account Charges 1.70% ...............             --              --     1.185                 --                --
    Separate Account Charges 1.80% (A) ...........      1,973,412              --     1.311          2,586,448                --
    Separate Account Charges 1.80% (B) ...........      1,130,241              --     1.434          1,620,458                --
    Separate Account Charges 1.85% ...............        749,006              --     1.183            885,813                --
    Separate Account Charges 1.95% ...............      1,607,093              --     1.181          1,898,012                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.305                 --                --
    Separate Account Charges 2.00% (B) ...........      4,713,968              --     1.305          6,153,217                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - All Cap Growth and Value (continued)
    Separate Account Charges 2.05% ...............      2,834,916              --   $ 1.179     $    3,343,440         $      --
    Separate Account Charges 2.10% ...............         12,072              --     1.179             14,228                --
    Separate Account Charges 2.20% (B) ...........      1,120,270              --     1.300          1,456,337                --
    Separate Account Charges 2.25% (B) ...........        660,981              --     1.176            777,387                --
    Separate Account Charges 2.40% (B) ...........        551,949              --     1.174            647,798                --
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.40% ...............      2,880,403              --     1.293          3,724,055                --
    Separate Account Charges 1.55% ...............      1,328,505              --     1.128          1,498,916                --
    Separate Account Charges 1.60% (A) ...........        133,489              --     1.287            171,814                --
    Separate Account Charges 1.60% (B) ...........      3,093,149              --     1.287          3,981,182                --
    Separate Account Charges 1.65% ...............        370,676              --     1.127            417,642                --
    Separate Account Charges 1.70% ...............             --              --     1.126                 --                --
    Separate Account Charges 1.80% (A) ...........      1,667,278              --     1.210          2,017,211                --
    Separate Account Charges 1.80% (B) ...........      1,469,076              --     1.281          1,882,337                --
    Separate Account Charges 1.85% ...............         59,805              --     1.124             67,196                --
    Separate Account Charges 1.95% ...............      1,737,780              --     1.122          1,949,819                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.205                 --                --
    Separate Account Charges 2.00% (B) ...........      1,461,710              --     1.205          1,761,281                --
    Separate Account Charges 2.05% ...............      2,918,367              --     1.120          3,269,928                --
    Separate Account Charges 2.10% ...............        357,916              --     1.120            400,758                --
    Separate Account Charges 2.20% (B) ...........      1,374,620              --     1.200          1,649,614                --
    Separate Account Charges 2.25% (B) ...........        931,761              --     1.117          1,041,106                --
    Separate Account Charges 2.40% (B) ...........        397,146              --     1.115            442,827                --
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.40% ...............        562,421              --     1.515            852,155                --
    Separate Account Charges 1.55% ...............        397,332              --     1.240            492,756                --
    Separate Account Charges 1.60% (A) ...........         13,419              --     1.508             20,241                --
    Separate Account Charges 1.60% (B) ...........        578,480              --     1.508            872,552                --
    Separate Account Charges 1.65% ...............        223,979              --     1.238            277,385                --
    Separate Account Charges 1.70% ...............             --              --     1.238                 --                --
    Separate Account Charges 1.80% (A) ...........        225,311              --     1.347            303,474                --
    Separate Account Charges 1.80% (B) ...........        375,028              --     1.502            563,142                --
    Separate Account Charges 1.85% ...............         88,305              --     1.235            109,057                --
    Separate Account Charges 1.95% ...............        575,815              --     1.233            710,151                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.341                 --                --
    Separate Account Charges 2.00% (B) ...........        460,907              --     1.341            618,279                --
    Separate Account Charges 2.05% ...............        180,396              --     1.232            222,173                --
    Separate Account Charges 2.10% ...............         55,062              --     1.231             67,767                --
    Separate Account Charges 2.20% (B) ...........        294,992              --     1.336            394,100                --
    Separate Account Charges 2.25% (B) ...........          9,102              --     1.228             11,178                --
    Separate Account Charges 2.40% (B) ...........        165,956              --     1.226            203,401                --
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.40% ...............        347,413              --     1.432            497,432                --
    Separate Account Charges 1.55% ...............        201,745              --     1.182            238,464                --
    Separate Account Charges 1.60% (A) ...........         26,947              --     1.425             38,410                --
    Separate Account Charges 1.60% (B) ...........        526,906              --     1.425            751,046                --
    Separate Account Charges 1.65% ...............        115,972              --     1.180            136,890                --
    Separate Account Charges 1.70% ...............             --              --     1.180                 --                --
    Separate Account Charges 1.80% (A) ...........        748,544              --     1.277            956,193                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Large Cap Growth and Value (continued)
    Separate Account Charges 1.80% (B) ...........        181,446              --   $ 1.419     $      257,470         $      --
    Separate Account Charges 1.85% ...............          2,186              --     1.177              2,573                --
    Separate Account Charges 1.95% ...............         68,157              --     1.175             80,116                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.272                 --                --
    Separate Account Charges 2.00% (B) ...........        174,476              --     1.272            221,969                --
    Separate Account Charges 2.05% ...............        171,012              --     1.174            200,739                --
    Separate Account Charges 2.10% ...............             --              --     1.173                 --                --
    Separate Account Charges 2.20% (B) ...........         68,535              --     1.267             86,835                --
    Separate Account Charges 2.25% (B) ...........         74,904              --     1.171             87,681                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.168                 --                --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.40% ...............      2,541,991              --     1.203          3,057,837                --
    Separate Account Charges 1.55% ...............             --              --     1.157                 --                --
    Separate Account Charges 1.60% (A) ...........        197,549              --     1.194            235,858                --
    Separate Account Charges 1.60% (B) ...........        796,306              --     1.192            949,014                --
    Separate Account Charges 1.65% ...............             --              --     1.155                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.155                 --                --
    Separate Account Charges 1.80% (A) ...........         82,547              --     1.289            106,401                --
    Separate Account Charges 1.80% (B) ...........         80,263              --     1.183             94,939                --
    Separate Account Charges 1.85% ...............             --              --     1.152                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.151                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.284                 --                --
    Separate Account Charges 2.00% (B) ...........         33,549              --     1.284             43,069                --
    Separate Account Charges 2.05% ...............             --              --     1.149                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.148                 --                --
    Separate Account Charges 2.20% (B) ...........         54,485              --     1.278             69,659                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.146                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.144                 --                --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.40% ...............      1,155,790              --     1.268          1,465,793                --
    Separate Account Charges 1.55% ...............             --              --     1.347                 --                --
    Separate Account Charges 1.60% (A) ...........         58,496              --     1.259             73,629                --
    Separate Account Charges 1.60% (B) ...........        546,523              --     1.256            686,665                --
    Separate Account Charges 1.65% ...............             --              --     1.345                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.344                 --                --
    Separate Account Charges 1.80% (A) ...........        181,327              --     1.468            266,203                --
    Separate Account Charges 1.80% (B) ...........        227,247              --     1.247            283,378                --
    Separate Account Charges 1.85% ...............             --              --     1.341                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.339                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.462                 --                --
    Separate Account Charges 2.00% (B) ...........         46,858              --     1.462             68,512                --
    Separate Account Charges 2.05% ...............             --              --     1.337                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.336                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.456                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.334                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.331                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
The Travelers Series Trust (continued)
  Equity Income Portfolio
    Separate Account Charges 1.40% ...............     11,001,456              --   $ 1.240     $   13,646,348         $      --
    Separate Account Charges 1.55% ...............        325,993              --     1.228            400,213                --
    Separate Account Charges 1.60% (A) ...........        220,797              --     1.231            271,820                --
    Separate Account Charges 1.60% (B) ...........      5,913,660              --     1.228          7,259,968                --
    Separate Account Charges 1.65% ...............         49,924              --     1.226             61,205                --
    Separate Account Charges 1.70% ...............             --              --     1.225                 --                --
    Separate Account Charges 1.80% (A) ...........        640,163              --     1.333            853,080                --
    Separate Account Charges 1.80% (B) ...........      1,068,502              --     1.218          1,301,926                --
    Separate Account Charges 1.85% ...............             --              --     1.223                 --                --
    Separate Account Charges 1.95% ...............        142,814              --     1.221            174,358                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.327                 --                --
    Separate Account Charges 2.00% (B) ...........        837,507              --     1.327          1,111,521                --
    Separate Account Charges 2.05% ...............        356,171              --     1.219            434,238                --
    Separate Account Charges 2.10% ...............          6,969              --     1.218              8,491                --
    Separate Account Charges 2.20% (B) ...........         51,434              --     1.322             67,984                --
    Separate Account Charges 2.25% (B) ...........         57,086              --     1.216             69,404                --
    Separate Account Charges 2.40% (B) ...........          6,516              --     1.213              7,906                --
  Federated High Yield Portfolio
    Separate Account Charges 1.40% ...............      1,498,182              --     1.263          1,892,762                --
    Separate Account Charges 1.55% ...............             --              --     1.188                 --                --
    Separate Account Charges 1.60% (A) ...........        136,921              --     1.254            171,681                --
    Separate Account Charges 1.60% (B) ...........        475,282              --     1.252            594,882                --
    Separate Account Charges 1.65% ...............             --              --     1.186                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.185                 --                --
    Separate Account Charges 1.80% (A) ...........        115,233              --     1.308            150,714                --
    Separate Account Charges 1.80% (B) ...........        128,538              --     1.242            159,676                --
    Separate Account Charges 1.85% ...............             --              --     1.183                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.181                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.303                 --                --
    Separate Account Charges 2.00% (B) ...........         26,152              --     1.303             34,065                --
    Separate Account Charges 2.05% ...............             --              --     1.180                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.179                 --                --
    Separate Account Charges 2.20% (B) ...........         61,070              --     1.297             79,224                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.176                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.174                 --                --
  Federated Stock Portfolio
    Separate Account Charges 1.40% ...............        622,486              --     1.145            712,445                --
    Separate Account Charges 1.55% ...............             --              --     1.250                 --                --
    Separate Account Charges 1.60% (A) ...........          1,159              --     1.136              1,316                --
    Separate Account Charges 1.60% (B) ...........        219,477              --     1.134            248,862                --
    Separate Account Charges 1.65% ...............             --              --     1.248                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.248                 --                --
    Separate Account Charges 1.80% (A) ...........         38,957              --     1.331             51,836                --
    Separate Account Charges 1.80% (B) ...........        101,534              --     1.125            114,262                --
    Separate Account Charges 1.85% ...............             --              --     1.245                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.243                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.325                 --                --
    Separate Account Charges 2.00% (B) ...........            967              --     1.325              1,281                --
    Separate Account Charges 2.05% ...............             --              --     1.241                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.241                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
The Travelers Series Trust (continued)
  Federated Stock Portfolio (continued)
    Separate Account Charges 2.20% (B) ...........             --              --   $ 1.320     $           --         $      --
    Separate Account Charges 2.25% (B) ...........             --              --     1.238                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.235                 --                --
  Large Cap Portfolio
    Separate Account Charges 1.40% ...............      6,116,510              --     0.761          4,653,190                --
    Separate Account Charges 1.55% ...............          5,191              --     1.181              6,129                --
    Separate Account Charges 1.60% (A) ...........        180,057              --     0.755            135,948                --
    Separate Account Charges 1.60% (B) ...........      5,226,241              --     0.753          3,935,118                --
    Separate Account Charges 1.65% ...............             --              --     1.179                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.178                 --                --
    Separate Account Charges 1.80% (A) ...........        169,136              --     1.238            209,444                --
    Separate Account Charges 1.80% (B) ...........        869,453              --     0.747            649,746                --
    Separate Account Charges 1.85% ...............             --              --     1.176                 --                --
    Separate Account Charges 1.95% ...............         27,335              --     1.174             32,094                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.233                 --                --
    Separate Account Charges 2.00% (B) ...........        113,899              --     1.233            140,468                --
    Separate Account Charges 2.05% ...............             --              --     1.172                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.172                 --                --
    Separate Account Charges 2.20% (B) ...........          5,234              --     1.228              6,429                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.169                 --                --
    Separate Account Charges 2.40% (B) ...........          8,909              --     1.167             10,395                --
  Lazard International Stock Portfolio
    Separate Account Charges 1.40% ...............      2,599,833              --     0.853          2,216,678                --
    Separate Account Charges 1.55% ...............         31,915              --     1.323             42,225                --
    Separate Account Charges 1.60% (A) ...........         23,976              --     0.846             20,289                --
    Separate Account Charges 1.60% (B) ...........      1,560,195              --     0.845          1,317,897                --
    Separate Account Charges 1.65% ...............         33,057              --     1.321             43,676                --
    Separate Account Charges 1.70% ...............             --              --     1.320                 --                --
    Separate Account Charges 1.80% (A) ...........        134,480              --     1.438            193,357                --
    Separate Account Charges 1.80% (B) ...........        222,987              --     0.838            186,944                --
    Separate Account Charges 1.85% ...............         31,131              --     1.318             41,018                --
    Separate Account Charges 1.95% ...............        177,528              --     1.316            233,582                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.432                 --                --
    Separate Account Charges 2.00% (B) ...........        193,163              --     1.432            276,602                --
    Separate Account Charges 2.05% ...............        575,019              --     1.314            755,522                --
    Separate Account Charges 2.10% ...............             --              --     1.313                 --                --
    Separate Account Charges 2.20% (B) ...........         47,726              --     1.426             68,063                --
    Separate Account Charges 2.25% (B) ...........          4,686              --     1.310              6,140                --
    Separate Account Charges 2.40% (B) ...........         65,725              --     1.308             85,938                --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% ...............      3,089,052              --     0.815          2,516,152                --
    Separate Account Charges 1.55% ...............             --              --     1.246                 --                --
    Separate Account Charges 1.60% (A) ...........         19,382              --     0.808             15,668                --
    Separate Account Charges 1.60% (B) ...........      4,709,694              --     0.806          3,796,886                --
    Separate Account Charges 1.65% ...............             --              --     1.244                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.243                 --                --
    Separate Account Charges 1.80% (A) ...........         59,739              --     1.318             78,753                --
    Separate Account Charges 1.80% (B) ...........        783,000              --     0.800            626,513                --
    Separate Account Charges 1.85% ...............             --              --     1.241                 --                --
    Separate Account Charges 1.95% ...............          9,597              --     1.239             11,890                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
The Travelers Series Trust (continued)
  Merrill Lynch Large Cap Core Portfolio (continued)
    Separate Account Charges 2.00% (A) ...........             --              --   $ 1.313     $           --         $      --
    Separate Account Charges 2.00% (B) ...........         35,453              --     1.313             46,546                --
    Separate Account Charges 2.05% ...............         21,338              --     1.237             26,400                --
    Separate Account Charges 2.10% ...............             --              --     1.236                 --                --
    Separate Account Charges 2.20% (B) ...........        143,975              --     1.308            188,257                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.234                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.231                 --                --
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% ...............      7,856,772              --     0.652          5,120,563                --
    Separate Account Charges 1.55% ...............         77,692              --     1.230             95,526                --
    Separate Account Charges 1.60% (A) ...........        101,167              --     0.647             65,441                --
    Separate Account Charges 1.60% (B) ...........      6,861,023              --     0.645          4,425,804                --
    Separate Account Charges 1.65% ...............         12,910              --     1.228             15,851                --
    Separate Account Charges 1.70% ...............             --              --     1.227                 --                --
    Separate Account Charges 1.80% (A) ...........        122,105              --     1.364            166,532                --
    Separate Account Charges 1.80% (B) ...........        853,061              --     0.640            546,133                --
    Separate Account Charges 1.85% ...............             --              --     1.224                 --                --
    Separate Account Charges 1.95% ...............         22,810              --     1.223             27,891                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.358                 --                --
    Separate Account Charges 2.00% (B) ...........        217,741              --     1.358            295,756                --
    Separate Account Charges 2.05% ...............         35,127              --     1.221             42,892                --
    Separate Account Charges 2.10% ...............             --              --     1.220                 --                --
    Separate Account Charges 2.20% (B) ...........         50,553              --     1.353             68,386                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.218                 --                --
    Separate Account Charges 2.40% (B) ...........          1,103              --     1.215              1,340                --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% ...............      2,634,584              --     0.566          1,490,486                --
    Separate Account Charges 1.55% ...............             --              --     1.274                 --                --
    Separate Account Charges 1.60% (A) ...........         43,464              --     0.561             24,404                --
    Separate Account Charges 1.60% (B) ...........      1,478,253              --     0.560            828,498                --
    Separate Account Charges 1.65% ...............             --              --     1.272                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.272                 --                --
    Separate Account Charges 1.80% (A) ...........         78,618              --     1.469            115,521                --
    Separate Account Charges 1.80% (B) ...........        224,455              --     0.556            124,854                --
    Separate Account Charges 1.85% ...............             --              --     1.269                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.267                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.463                 --                --
    Separate Account Charges 2.00% (B) ...........         92,733              --     1.463            135,707                --
    Separate Account Charges 2.05% ...............             --              --     1.265                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.264                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.457                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.262                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.259                 --                --
  MFS Value Portfolio
    Separate Account Charges 1.40% ...............        365,637              --     1.122            410,299                --
    Separate Account Charges 1.55% ...............         30,121              --     1.121             33,766                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.121                 --                --
    Separate Account Charges 1.60% (B) ...........        187,778              --     1.121            210,435                --
    Separate Account Charges 1.65% ...............             --              --     1.120                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.120                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
The Travelers Series Trust (continued)
  MFS Value Portfolio (continued)
    Separate Account Charges 1.80% (A) ...........             --              --   $ 1.119     $           --         $      --
    Separate Account Charges 1.80% (B) ...........             --              --     1.119                 --                --
    Separate Account Charges 1.85% ...............         12,670              --     1.119             14,175                --
    Separate Account Charges 1.95% ...............          8,241              --     1.118              9,214                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.118                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.118                 --                --
    Separate Account Charges 2.05% ...............        122,141              --     1.117            136,472                --
    Separate Account Charges 2.10% ...............             --              --     1.117                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.116                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.116                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.115                 --                --
  Pioneer Fund Portfolio
    Separate Account Charges 1.40% ...............         78,071              --     1.334            104,110                --
    Separate Account Charges 1.55% ...............          7,358              --     1.236              9,092                --
    Separate Account Charges 1.60% (A) ...........             --              --     1.329                 --                --
    Separate Account Charges 1.60% (B) ...........         61,089              --     1.329             81,189                --
    Separate Account Charges 1.65% ...............         12,386              --     1.234             15,283                --
    Separate Account Charges 1.70% ...............          5,817              --     1.233              7,173                --
    Separate Account Charges 1.80% (A) ...........         43,534              --     1.325             57,666                --
    Separate Account Charges 1.80% (B) ...........          6,543              --     1.325              8,667                --
    Separate Account Charges 1.85% ...............             --              --     1.231                 --                --
    Separate Account Charges 1.95% ...............         70,008              --     1.229             86,026                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.320                 --                --
    Separate Account Charges 2.00% (B) ...........         16,095              --     1.320             21,249                --
    Separate Account Charges 2.05% ...............             --              --     1.227                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.226                 --                --
    Separate Account Charges 2.20% (B) ...........         28,853              --     1.316             37,965                --
    Separate Account Charges 2.25% (B) ...........         40,130              --     1.224             49,106                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.221                 --                --
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% ...............      4,265,658              --     1.243          5,300,451                --
    Separate Account Charges 1.55% ...............             --              --     1.044                 --                --
    Separate Account Charges 1.60% (A) ...........         48,503              --     1.233             59,815                --
    Separate Account Charges 1.60% (B) ...........        810,254              --     1.231            997,446                --
    Separate Account Charges 1.65% ...............             --              --     1.042                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.042                 --                --
    Separate Account Charges 1.80% (A) ...........        366,911              --     1.081            396,635                --
    Separate Account Charges 1.80% (B) ...........        360,186              --     1.222            440,072                --
    Separate Account Charges 1.85% ...............             --              --     1.039                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.038                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.077                 --                --
    Separate Account Charges 2.00% (B) ...........         29,955              --     1.077             32,249                --
    Separate Account Charges 2.05% ...............             --              --     1.037                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.036                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.072                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.034                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.031                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% ...............        806,240              --   $ 0.869     $      700,227         $      --
    Separate Account Charges 1.55% ...............         19,007              --     1.194             22,701                --
    Separate Account Charges 1.60% (A) ...........             --              --     0.862                 --                --
    Separate Account Charges 1.60% (B) ...........        440,181              --     0.862            379,511                --
    Separate Account Charges 1.65% ...............             --              --     1.193                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.192                 --                --
    Separate Account Charges 1.80% (A) ...........         49,918              --     1.285             64,124                --
    Separate Account Charges 1.80% (B) ...........        171,322              --     0.856            146,626                --
    Separate Account Charges 1.85% ...............        152,252              --     1.189            181,084                --
    Separate Account Charges 1.95% ...............         18,745              --     1.188             22,264                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.279                 --                --
    Separate Account Charges 2.00% (B) ...........         43,412              --     1.279             55,539                --
    Separate Account Charges 2.05% ...............          8,207              --     1.186              9,734                --
    Separate Account Charges 2.10% ...............             --              --     1.185                 --                --
    Separate Account Charges 2.20% (B) ...........         74,577              --     1.274             95,023                --
    Separate Account Charges 2.25% (B) ...........          8,460              --     1.183             10,006                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.180                 --                --
  MFS Total Return Portfolio
    Separate Account Charges 1.40% ...............     23,622,523         139,667     1.342         31,701,891           187,436
    Separate Account Charges 1.55% ...............        397,389              --     1.186            471,374                --
    Separate Account Charges 1.60% (A) ...........        536,015              --     1.332            713,929                --
    Separate Account Charges 1.60% (B) ...........     18,088,224              --     1.328         24,025,444                --
    Separate Account Charges 1.65% ...............        137,796              --     1.185            163,224                --
    Separate Account Charges 1.70% ...............          3,677              --     1.184              4,352                --
    Separate Account Charges 1.80% (A) ...........      2,014,082              --     1.235          2,487,906                --
    Separate Account Charges 1.80% (B) ...........     11,877,187              --     1.318         15,657,372                --
    Separate Account Charges 1.85% ...............         65,315              --     1.181             77,154                --
    Separate Account Charges 1.95% ...............        667,946              --     1.180            787,913                --
    Separate Account Charges 2.00% (A) ...........         53,215              --     1.230             65,467                --
    Separate Account Charges 2.00% (B) ...........      1,650,696              --     1.230          2,030,735                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Travelers Series Fund Inc. (continued)
  MFS Total Return Portfolio (continued)
    Separate Account Charges 2.05% ...............      1,111,199              --   $ 1.178     $    1,308,957         $      --
    Separate Account Charges 2.10% ...............         41,109              --     1.177             48,392                --
    Separate Account Charges 2.20% (B) ...........        348,726              --     1.225            427,261                --
    Separate Account Charges 2.25% (B) ...........        214,552              --     1.175            252,034                --
    Separate Account Charges 2.40% (B) ...........         16,504              --     1.172             19,347                --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% ...............        930,528              --     1.373          1,277,623                --
    Separate Account Charges 1.55% ...............         35,789              --     1.181             42,266                --
    Separate Account Charges 1.60% (A) ...........         15,251              --     1.363             20,783                --
    Separate Account Charges 1.60% (B) ...........        173,019              --     1.360            235,349                --
    Separate Account Charges 1.65% ...............        334,613              --     1.179            394,616                --
    Separate Account Charges 1.70% ...............             --              --     1.179                 --                --
    Separate Account Charges 1.80% (A) ...........             --              --     1.290                 --                --
    Separate Account Charges 1.80% (B) ...........         27,029              --     1.350             36,490                --
    Separate Account Charges 1.85% ...............             --              --     1.176                 --                --
    Separate Account Charges 1.95% ...............         18,371              --     1.174             21,575                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.285                 --                --
    Separate Account Charges 2.00% (B) ...........          1,738              --     1.285              2,233                --
    Separate Account Charges 2.05% ...............         65,381              --     1.173             76,678                --
    Separate Account Charges 2.10% ...............            307              --     1.172                360                --
    Separate Account Charges 2.20% (B) ...........          3,608              --     1.280              4,617                --
    Separate Account Charges 2.25% (B) ...........          1,155              --     1.170              1,351                --
    Separate Account Charges 2.40% (B) ...........          2,480              --     1.167              2,894                --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.40% ...............        350,365              --     0.997            349,293                --
    Separate Account Charges 1.55% ...............        545,645              --     0.995            542,928                --
    Separate Account Charges 1.60% (A) ...........             --              --     0.994                 --                --
    Separate Account Charges 1.60% (B) ...........        307,514              --     0.994            305,763                --
    Separate Account Charges 1.65% ...............         31,036              --     0.994             30,839                --
    Separate Account Charges 1.70% ...............             --              --     0.993                 --                --
    Separate Account Charges 1.80% (A) ...........         12,394              --     0.992             12,292                --
    Separate Account Charges 1.80% (B) ...........        134,836              --     0.992            133,725                --
    Separate Account Charges 1.85% ...............             --              --     0.991                 --                --
    Separate Account Charges 1.95% ...............        883,264              --     0.990            874,289                --
    Separate Account Charges 2.00% (A) ...........             --              --     0.989                 --                --
    Separate Account Charges 2.00% (B) ...........         59,976              --     0.989             59,328                --
    Separate Account Charges 2.05% ...............        113,933              --     0.989            112,631                --
    Separate Account Charges 2.10% ...............         21,622              --     0.988             21,360                --
    Separate Account Charges 2.20% (B) ...........         71,789              --     0.987             70,833                --
    Separate Account Charges 2.25% (B) ...........        279,946              --     0.986            276,026                --
    Separate Account Charges 2.40% (B) ...........        224,435              --     0.984            220,861                --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.40% ...............     18,826,641              --     1.247         23,483,175                --
    Separate Account Charges 1.55% ...............        344,503              --     1.232            424,475                --
    Separate Account Charges 1.60% (A) ...........        557,887              --     1.238            690,641                --
    Separate Account Charges 1.60% (B) ...........     25,400,805              --     1.234         31,357,405                --
    Separate Account Charges 1.65% ...............        272,936              --     1.230            335,830                --
    Separate Account Charges 1.70% ...............             --              --     1.230                 --                --
    Separate Account Charges 1.80% (A) ...........      1,404,790              --     1.357          1,905,821                --
    Separate Account Charges 1.80% (B) ...........      7,989,742              --     1.225          9,789,386                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Travelers Series Fund Inc. (continued)
  Smith Barney Aggressive Growth Portfolio (continued)
    Separate Account Charges 1.85% ...............        117,319              --   $ 1.227     $      143,952         $      --
    Separate Account Charges 1.95% ...............      1,218,182              --     1.225          1,492,651                --
    Separate Account Charges 2.00% (A) ...........         10,542              --     1.351             14,243                --
    Separate Account Charges 2.00% (B) ...........      1,816,909              --     1.351          2,454,886                --
    Separate Account Charges 2.05% ...............      1,214,648              --     1.224          1,486,263                --
    Separate Account Charges 2.10% ...............             --              --     1.223                 --                --
    Separate Account Charges 2.20% (B) ...........        333,858              --     1.346            449,250                --
    Separate Account Charges 2.25% (B) ...........        306,530              --     1.220            374,037                --
    Separate Account Charges 2.40% (B) ...........         33,975              --     1.218             41,371                --
  Smith Barney High Income Portfolio
    Separate Account Charges 1.40% ...............      6,636,147              --     1.141          7,573,350                --
    Separate Account Charges 1.55% ...............        277,946              --     1.200            333,572                --
    Separate Account Charges 1.60% (A) ...........        374,788              --     1.133            424,505                --
    Separate Account Charges 1.60% (B) ...........      6,422,403              --     1.130          7,254,709                --
    Separate Account Charges 1.65% ...............        455,720              --     1.198            546,162                --
    Separate Account Charges 1.70% ...............          9,214              --     1.198             11,035                --
    Separate Account Charges 1.80% (A) ...........      1,262,902              --     1.369          1,728,577                --
    Separate Account Charges 1.80% (B) ...........      1,472,120              --     1.121          1,650,366                --
    Separate Account Charges 1.85% ...............         16,389              --     1.195             19,587                --
    Separate Account Charges 1.95% ...............        772,168              --     1.193            921,571                --
    Separate Account Charges 2.00% (A) ...........          5,748              --     1.363              7,835                --
    Separate Account Charges 2.00% (B) ...........        626,071              --     1.363            853,441                --
    Separate Account Charges 2.05% ...............        411,650              --     1.192            490,613                --
    Separate Account Charges 2.10% ...............             --              --     1.191                 --                --
    Separate Account Charges 2.20% (B) ...........        550,689              --     1.358            747,617                --
    Separate Account Charges 2.25% (B) ...........        102,204              --     1.189            121,471                --
    Separate Account Charges 2.40% (B) ...........         49,104              --     1.186             58,239                --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.40% ...............      4,382,954              --     0.671          2,941,830                --
    Separate Account Charges 1.55% ...............             --              --     1.365                 --                --
    Separate Account Charges 1.60% (A) ...........         22,828              --     0.666             15,207                --
    Separate Account Charges 1.60% (B) ...........      3,979,179              --     0.664          2,643,584                --
    Separate Account Charges 1.65% ...............             --              --     1.363                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.362                 --                --
    Separate Account Charges 1.80% (A) ...........         21,026              --     1.429             30,037                --
    Separate Account Charges 1.80% (B) ...........        266,698              --     0.659            175,852                --
    Separate Account Charges 1.85% ...............             --              --     1.359                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.357                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.423                 --                --
    Separate Account Charges 2.00% (B) ...........         40,407              --     1.423             57,489                --
    Separate Account Charges 2.05% ...............             --              --     1.355                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.354                 --                --
    Separate Account Charges 2.20% (B) ...........          2,008              --     1.417              2,845                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.352                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.349                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.40% ...............      6,472,999              --   $ 1.018     $    6,589,118         $      --
    Separate Account Charges 1.55% ...............             --              --     1.252                 --                --
    Separate Account Charges 1.60% (A) ...........        130,827              --     1.010            132,174                --
    Separate Account Charges 1.60% (B) ...........     10,081,023              --     1.007         10,156,510                --
    Separate Account Charges 1.65% ...............             --              --     1.250                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.249                 --                --
    Separate Account Charges 1.80% (A) ...........             --              --     1.320                 --                --
    Separate Account Charges 1.80% (B) ...........      2,506,380              --     1.000          2,506,184                --
    Separate Account Charges 1.85% ...............             --              --     1.247                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.245                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.314                 --                --
    Separate Account Charges 2.00% (B) ...........         32,871              --     1.314             43,206                --
    Separate Account Charges 2.05% ...............             --              --     1.243                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.242                 --                --
    Separate Account Charges 2.20% (B) ...........         23,907              --     1.309             31,296                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.240                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.237                 --                --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.40% ...............     18,390,200              --     0.922         16,947,656                --
    Separate Account Charges 1.55% ...............        150,328              --     1.157            173,947                --
    Separate Account Charges 1.60% (A) ...........        280,446              --     0.915            256,501                --
    Separate Account Charges 1.60% (B) ...........     18,175,448              --     0.912         16,578,031                --
    Separate Account Charges 1.65% ...............         93,001              --     1.156            107,463                --
    Separate Account Charges 1.70% ...............             --              --     1.155                 --                --
    Separate Account Charges 1.80% (A) ...........        397,009              --     1.352            536,624                --
    Separate Account Charges 1.80% (B) ...........      4,418,490              --     0.905          3,999,813                --
    Separate Account Charges 1.85% ...............          9,503              --     1.152             10,950                --
    Separate Account Charges 1.95% ...............        610,877              --     1.151            702,940                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.346                 --                --
    Separate Account Charges 2.00% (B) ...........        454,406              --     1.346            611,711                --
    Separate Account Charges 2.05% ...............        506,016              --     1.149            581,470                --
    Separate Account Charges 2.10% ...............          7,565              --     1.148              8,687                --
    Separate Account Charges 2.20% (B) ...........        198,544              --     1.341            266,185                --
    Separate Account Charges 2.25% (B) ...........         77,868              --     1.146             89,232                --
    Separate Account Charges 2.40% (B) ...........         22,157              --     1.144             25,337                --
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.40% ...............      5,286,958              --     1.337          7,068,197                --
    Separate Account Charges 1.55% ...............         18,996              --     1.262             23,974                --
    Separate Account Charges 1.60% (A) ...........        139,054              --     1.327            184,504                --
    Separate Account Charges 1.60% (B) ...........      7,726,947              --     1.323         10,224,179                --
    Separate Account Charges 1.65% ...............         28,139              --     1.260             35,463                --
    Separate Account Charges 1.70% ...............             --              --     1.259                 --                --
    Separate Account Charges 1.80% (A) ...........        213,334              --     1.350            288,035                --
    Separate Account Charges 1.80% (B) ...........      1,323,755              --     1.313          1,738,414                --
    Separate Account Charges 1.85% ...............         74,720              --     1.257             93,908                --
    Separate Account Charges 1.95% ...............        153,438              --     1.255            192,573                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.345                 --                --
    Separate Account Charges 2.00% (B) ...........        414,770              --     1.345            557,730                --
    Separate Account Charges 2.05% ...............        147,795              --     1.253            185,233                --
    Separate Account Charges 2.10% ...............          6,960              --     1.252              8,717                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Travelers Series Fund Inc. (continued)
  Smith Barney Mid Cap Core Portfolio (continued)
    Separate Account Charges 2.20% (B) ...........         42,958              --   $ 1.339     $       57,529         $      --
    Separate Account Charges 2.25% (B) ...........         67,514              --     1.250             84,382                --
    Separate Account Charges 2.40% (B) ...........          5,419              --     1.247              6,759                --
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.40% ...............     10,724,738              --     1.060         11,374,322                --
    Separate Account Charges 1.55% ...............        431,217              --     0.989            426,694                --
    Separate Account Charges 1.60% (A) ...........         50,303              --     1.052             52,947                --
    Separate Account Charges 1.60% (B) ...........     12,246,593              --     1.050         12,855,184                --
    Separate Account Charges 1.65% ...............         10,361              --     0.988             10,238                --
    Separate Account Charges 1.70% ...............             --              --     0.987                 --                --
    Separate Account Charges 1.80% (A) ...........        735,221              --     0.979            720,007                --
    Separate Account Charges 1.80% (B) ...........      2,677,978              --     1.042          2,789,944                --
    Separate Account Charges 1.85% ...............             --              --     0.985                 --                --
    Separate Account Charges 1.95% ...............        490,044              --     0.984            482,215                --
    Separate Account Charges 2.00% (A) ...........             --              --     0.975                 --                --
    Separate Account Charges 2.00% (B) ...........        533,026              --     0.975            519,860                --
    Separate Account Charges 2.05% ...............        333,535              --     0.983            327,748                --
    Separate Account Charges 2.10% ...............             --              --     0.982                 --                --
    Separate Account Charges 2.20% (B) ...........         35,476              --     0.971             34,458                --
    Separate Account Charges 2.25% (B) ...........         12,973              --     0.980             12,712                --
    Separate Account Charges 2.40% (B) ...........         25,772              --     0.978             25,202                --
  Strategic Equity Portfolio
    Separate Account Charges 1.40% ...............     13,177,851              --     0.737          9,708,125                --
    Separate Account Charges 1.55% ...............             --              --     1.214                 --                --
    Separate Account Charges 1.60% (A) ...........         95,314              --     0.731             69,690                --
    Separate Account Charges 1.60% (B) ...........     12,016,100              --     0.729          8,761,171                --
    Separate Account Charges 1.65% ...............          5,345              --     1.213              6,482                --
    Separate Account Charges 1.70% ...............             --              --     1.212                 --                --
    Separate Account Charges 1.80% (A) ...........        329,178              --     1.366            449,785                --
    Separate Account Charges 1.80% (B) ...........      1,352,969              --     0.724            979,090                --
    Separate Account Charges 1.85% ...............             --              --     1.209                 --                --
    Separate Account Charges 1.95% ...............         17,780              --     1.208             21,471                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.361                 --                --
    Separate Account Charges 2.00% (B) ...........         74,728              --     1.361            101,693                --
    Separate Account Charges 2.05% ...............        126,430              --     1.206            152,464                --
    Separate Account Charges 2.10% ...............             --              --     1.205                 --                --
    Separate Account Charges 2.20% (B) ...........         90,472              --     1.355            122,617                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.203                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.200                 --                --
  Travelers Managed Income Portfolio
    Separate Account Charges 1.40% ...............      8,127,637              --     1.220          9,915,882                --
    Separate Account Charges 1.55% ...............        206,790              --     1.044            215,949                --
    Separate Account Charges 1.60% (A) ...........         79,135              --     1.211             95,820                --
    Separate Account Charges 1.60% (B) ...........      5,275,822              --     1.207          6,370,441                --
    Separate Account Charges 1.65% ...............         80,598              --     1.043             84,052                --
    Separate Account Charges 1.70% ...............             --              --     1.042                 --                --
    Separate Account Charges 1.80% (A) ...........      1,021,410              --     1.091          1,114,466                --
    Separate Account Charges 1.80% (B) ...........      1,256,804              --     1.198          1,506,168                --
    Separate Account Charges 1.85% ...............         72,586              --     1.040             75,486                --
    Separate Account Charges 1.95% ...............        511,115              --     1.039            530,798                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Travelers Series Fund Inc. (continued)
  Travelers Managed Income Portfolio (continued)
    Separate Account Charges 2.00% (A) ...........         13,913              --   $ 1.087     $       15,119         $      --
    Separate Account Charges 2.00% (B) ...........        383,293              --     1.087            416,510                --
    Separate Account Charges 2.05% ...............        419,827              --     1.037            435,388                --
    Separate Account Charges 2.10% ...............             --              --     1.036                 --                --
    Separate Account Charges 2.20% (B) ...........        297,600              --     1.082            322,076                --
    Separate Account Charges 2.25% (B) ...........        104,403              --     1.034            107,972                --
    Separate Account Charges 2.40% (B) ...........        209,995              --     1.032            216,721                --
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.40% ...............      2,734,839              --     0.665          1,819,375                --
    Separate Account Charges 1.55% ...............            896              --     1.157              1,036                --
    Separate Account Charges 1.60% (A) ...........         51,474              --     0.660             33,985                --
    Separate Account Charges 1.60% (B) ...........      3,291,418              --     0.658          2,167,183                --
    Separate Account Charges 1.65% ...............             --              --     1.155                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.154                 --                --
    Separate Account Charges 1.80% (A) ...........          1,832              --     1.216              2,228                --
    Separate Account Charges 1.80% (B) ...........        162,682              --     0.653            106,311                --
    Separate Account Charges 1.85% ...............             --              --     1.152                 --                --
    Separate Account Charges 1.95% ...............          2,264              --     1.150              2,604                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.211                 --                --
    Separate Account Charges 2.00% (B) ...........          9,882              --     1.211             11,968                --
    Separate Account Charges 2.05% ...............             --              --     1.149                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.148                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.206                 --                --
    Separate Account Charges 2.25% (B) ...........         43,203              --     1.145             49,485                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.143                 --                --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.40% ...............      1,918,478              --     1.084          2,079,403                --
    Separate Account Charges 1.55% ...............             --              --     1.316                 --                --
    Separate Account Charges 1.60% (A) ...........          8,855              --     1.076              9,528                --
    Separate Account Charges 1.60% (B) ...........        625,967              --     1.076            673,511                --
    Separate Account Charges 1.65% ...............             --              --     1.314                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.314                 --                --
    Separate Account Charges 1.80% (A) ...........        253,536              --     1.444            366,028                --
    Separate Account Charges 1.80% (B) ...........        689,020              --     1.068            735,946                --
    Separate Account Charges 1.85% ...............             --              --     1.311                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.309                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.438                 --                --
    Separate Account Charges 2.00% (B) ...........         50,022              --     1.438             71,923                --
    Separate Account Charges 2.05% ...............             --              --     1.307                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.306                 --                --
    Separate Account Charges 2.20% (B) ...........        282,224              --     1.432            404,140                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.304                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.301                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.40% ...............      8,593,547              --   $ 0.735     $    6,320,460         $      --
    Separate Account Charges 1.55% ...............         39,155              --     1.178             46,122                --
    Separate Account Charges 1.60% (A) ...........        274,208              --     0.730            200,163                --
    Separate Account Charges 1.60% (B) ...........     13,673,152              --     0.728          9,953,304                --
    Separate Account Charges 1.65% ...............             --              --     1.176                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.175                 --                --
    Separate Account Charges 1.80% (A) ...........         76,371              --     1.262             96,360                --
    Separate Account Charges 1.80% (B) ...........      1,326,872              --     0.722            958,644                --
    Separate Account Charges 1.85% ...............          4,483              --     1.173              5,259                --
    Separate Account Charges 1.95% ...............         26,461              --     1.171             30,996                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.257                 --                --
    Separate Account Charges 2.00% (B) ...........         32,860              --     1.257             41,292                --
    Separate Account Charges 2.05% ...............         13,267              --     1.170             15,520                --
    Separate Account Charges 2.10% ...............             --              --     1.169                 --                --
    Separate Account Charges 2.20% (B) ...........         28,191              --     1.251             35,280                --
    Separate Account Charges 2.25% (B) ...........          9,685              --     1.167             11,298                --
    Separate Account Charges 2.40% (B) ...........          1,700              --     1.164              1,979                --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.40% ...............        272,959              --     0.800            218,352                --
    Separate Account Charges 1.55% ...............             --              --     1.160                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     0.794                 --                --
    Separate Account Charges 1.60% (B) ...........         51,442              --     0.794             40,850                --
    Separate Account Charges 1.65% ...............             --              --     1.158                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.158                 --                --
    Separate Account Charges 1.80% (A) ...........          6,550              --     1.216              7,963                --
    Separate Account Charges 1.80% (B) ...........        222,946              --     0.788            175,738                --
    Separate Account Charges 1.85% ...............             --              --     1.155                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.154                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.211                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.211                 --                --
    Separate Account Charges 2.05% ...............             --              --     1.152                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.151                 --                --
    Separate Account Charges 2.20% (B) ...........         61,960              --     1.206             74,713                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.149                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.146                 --                --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.40% ...............        477,894              --     1.106            528,552                --
    Separate Account Charges 1.55% ...............          5,954              --     1.408              8,383                --
    Separate Account Charges 1.60% (A) ...........         31,381              --     1.098             34,454                --
    Separate Account Charges 1.60% (B) ...........        551,177              --     1.098            605,161                --
    Separate Account Charges 1.65% ...............          1,998              --     1.406              2,810                --
    Separate Account Charges 1.70% ...............             --              --     1.405                 --                --
    Separate Account Charges 1.80% (A) ...........        150,826              --     1.543            232,744                --
    Separate Account Charges 1.80% (B) ...........        231,928              --     1.090            252,782                --
    Separate Account Charges 1.85% ...............          1,948              --     1.402              2,732                --
    Separate Account Charges 1.95% ...............        417,656              --     1.400            584,850                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.537                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Variable Annuity Portfolios (continued)
  Smith Barney Small Cap Growth Opportunities Portfolio (continued)
    Separate Account Charges 2.00% (B) ...........        164,400              --   $ 1.537     $      252,657         $      --
    Separate Account Charges 2.05% ...............         90,724              --     1.398            126,868                --
    Separate Account Charges 2.10% ...............          6,233              --     1.397              8,710                --
    Separate Account Charges 2.20% (B) ...........         68,766              --     1.531            105,252                --
    Separate Account Charges 2.25% (B) ...........         34,057              --     1.394             47,493                --
    Separate Account Charges 2.40% (B) ...........          3,043              --     1.392              4,235                --

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.40% ...............      5,854,650              --     1.163          6,811,646                --
    Separate Account Charges 1.55% ...............         52,591              --     1.298             68,283                --
    Separate Account Charges 1.60% (A) ...........        117,221              --     1.155            135,355                --
    Separate Account Charges 1.60% (B) ...........      8,727,904              --     1.151         10,050,025                --
    Separate Account Charges 1.65% ...............        258,331              --     1.297            334,943                --
    Separate Account Charges 1.70% ...............             --              --     1.296                 --                --
    Separate Account Charges 1.80% (A) ...........        480,832              --     1.416            680,932                --
    Separate Account Charges 1.80% (B) ...........      1,099,601              --     1.143          1,256,695                --
    Separate Account Charges 1.85% ...............         65,466              --     1.293             84,646                --
    Separate Account Charges 1.95% ...............        279,773              --     1.291            361,241                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.410                 --                --
    Separate Account Charges 2.00% (B) ...........        298,724              --     1.410            421,315                --
    Separate Account Charges 2.05% ...............        213,311              --     1.289            275,043                --
    Separate Account Charges 2.10% ...............          8,746              --     1.288             11,269                --
    Separate Account Charges 2.20% (B) ...........        123,753              --     1.405            173,827                --
    Separate Account Charges 2.25% (B) ...........         12,526              --     1.286             16,106                --
    Separate Account Charges 2.40% (B) ...........         13,377              --     1.283             17,165                --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% ...............      3,489,469              --     1.019          3,555,214                --
    Separate Account Charges 1.55% ...............             --              --     1.296                 --                --
    Separate Account Charges 1.60% (A) ...........        289,477              --     1.011            292,712                --
    Separate Account Charges 1.60% (B) ...........      1,035,330              --     1.009          1,045,028                --
    Separate Account Charges 1.65% ...............             --              --     1.294                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.293                 --                --
    Separate Account Charges 1.80% (A) ...........        350,624              --     1.411            494,852                --
    Separate Account Charges 1.80% (B) ...........        331,786              --     1.002            332,392                --
    Separate Account Charges 1.85% ...............             --              --     1.291                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.289                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.406                 --                --
    Separate Account Charges 2.00% (B) ...........        230,274              --     1.406            323,674                --
    Separate Account Charges 2.05% ...............             --              --     1.287                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.286                 --                --
    Separate Account Charges 2.20% (B) ...........         22,535              --     1.400             31,546                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.284                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.281                 --                --

                                                                               DECEMBER 31, 2004
                                                     ---------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                        UNITS              UNITS     VALUE        NET ASSETS          NET ASSETS
                                                     ------------         -------   -------     --------------        ----------
Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.40% ...............         71,506              --   $ 0.946     $       67,640         $      --
    Separate Account Charges 1.55% ...............             --              --     1.105                 --                --
    Separate Account Charges 1.60% (A) ...........             --              --     0.939                 --                --
    Separate Account Charges 1.60% (B) ...........         29,476              --     0.939             27,678                --
    Separate Account Charges 1.65% ...............             --              --     1.103                 --                --
    Separate Account Charges 1.70% ...............             --              --     1.102                 --                --
    Separate Account Charges 1.80% (A) ...........         44,391              --     1.164             51,658                --
    Separate Account Charges 1.80% (B) ...........         30,144              --     0.932             28,098                --
    Separate Account Charges 1.85% ...............             --              --     1.100                 --                --
    Separate Account Charges 1.95% ...............             --              --     1.098                 --                --
    Separate Account Charges 2.00% (A) ...........             --              --     1.159                 --                --
    Separate Account Charges 2.00% (B) ...........             --              --     1.159                 --                --
    Separate Account Charges 2.05% ...............             --              --     1.097                 --                --
    Separate Account Charges 2.10% ...............             --              --     1.096                 --                --
    Separate Account Charges 2.20% (B) ...........             --              --     1.154                 --                --
    Separate Account Charges 2.25% (B) ...........             --              --     1.094                 --                --
    Separate Account Charges 2.40% (B) ...........             --              --     1.092                 --                --
Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.40% ...............      2,878,436              --     1.529          4,400,574                --
    Separate Account Charges 1.55% ...............         68,250              --     1.473            100,557                --
    Separate Account Charges 1.60% (A) ...........         44,749              --     1.518             67,913                --
    Separate Account Charges 1.60% (B) ...........      1,776,116              --     1.518          2,695,476                --
    Separate Account Charges 1.65% ...............        164,789              --     1.471            242,452                --
    Separate Account Charges 1.70% ...............         30,307              --     1.470             44,561                --
    Separate Account Charges 1.80% (A) ...........      1,018,484              --     1.640          1,670,044                --
    Separate Account Charges 1.80% (B) ...........        814,467              --     1.507          1,227,043                --
    Separate Account Charges 1.85% ...............         47,014              --     1.467             68,981                --
    Separate Account Charges 1.95% ...............        176,584              --     1.465            258,729                --
    Separate Account Charges 2.00% (A) ...........         12,999              --     1.633             21,228                --
    Separate Account Charges 2.00% (B) ...........        440,395              --     1.633            719,187                --
    Separate Account Charges 2.05% ...............        320,461              --     1.463            468,888                --
    Separate Account Charges 2.10% ...............         21,134              --     1.462             30,902                --
    Separate Account Charges 2.20% (B) ...........         47,123              --     1.626             76,642                --
    Separate Account Charges 2.25% (B) ...........         83,256              --     1.459            121,480                --
    Separate Account Charges 2.40% (B) ...........         68,712              --     1.456            100,050                --
                                                                                                --------------         ---------

Net Contract Owners' Equity ......................                                              $2,128,453,470         $ 187,436
                                                                                                ==============         =========

6. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                      -------------------------------------------------------------

INVESTMENTS                                                               NO. OF         MARKET          COST OF         PROCEEDS
                                                                          SHARES         VALUE          PURCHASES       FROM SALES
                                                                      -------------   -------------   -------------   -------------
CAPITAL APPRECIATION FUND (0.3%)
    Total (Cost $7,979,943)                                                 110,016   $   7,286,357   $     380,881   $     805,001
                                                                      -------------   -------------   -------------   -------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $22,741)                                                      2,215          21,948          22,895             156
                                                                      -------------   -------------   -------------   -------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $41,492)                                                      2,502          41,706          41,606             115
                                                                      -------------   -------------   -------------   -------------

MONEY MARKET PORTFOLIO (0.5%)
    Total (Cost $11,310,063)                                             11,310,063      11,310,063       5,611,986       9,315,337
                                                                      -------------   -------------   -------------   -------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $2,266,224)                                                 107,841       2,297,016          54,349         387,551
                                                                      -------------   -------------   -------------   -------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.3%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $1,851,090)                                                        98,854       2,359,653         351,239         179,745
  AllianceBernstein Premier Growth Portfolio - Class B
    (Cost $37,497,657)                                                    1,093,361      25,267,570         228,695       4,557,578
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $39,348,747)                                              1,192,215      27,627,223         579,934       4,737,323
                                                                      -------------   -------------   -------------   -------------

AMERICAN FUNDS INSURANCE SERIES (13.3%)
  Global Growth Fund - Class 2 Shares (Cost $51,602,593)                  3,103,955      53,481,144       7,155,364       2,249,337
  Growth Fund - Class 2 Shares (Cost $119,149,546)                        2,203,431     112,595,310      13,281,743       3,951,509
  Growth-Income Fund - Class 2 Shares (Cost $100,082,161)                 3,169,604     116,134,292      18,434,707       3,151,997
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $270,834,300)                                             8,476,990     282,210,746      38,871,814       9,352,843
                                                                      -------------   -------------   -------------   -------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $659,460)                                                    68,534         907,384         203,418          96,406
                                                                      -------------   -------------   -------------   -------------

DELAWARE VIP TRUST (0.2%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $3,662,111)                                                 273,769       5,223,503       1,652,614       1,536,964
                                                                      -------------   -------------   -------------   -------------

DREYFUS VARIABLE INVESTMENT FUND (0.3%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    (Cost $1,649,816)                                                        51,452       1,829,639         131,745         384,460
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $5,084,888)                                                       132,714       5,514,284         206,679       1,408,766
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $6,734,704)                                                 184,166       7,343,923         338,424       1,793,226
                                                                      -------------   -------------   -------------   -------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.9%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $11,532,376)               547,733      10,642,459       1,074,680       1,502,829
  Mutual Shares Securities Fund - Class 2 Shares (Cost $6,158,871)          449,529       7,480,164       2,470,755         234,151
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $2,510,633)                                                       355,702       3,083,932       2,083,041         373,892
  Templeton Foreign Securities Fund - Class 2 Shares
    (Cost $14,811,218)                                                    1,253,889      17,993,311       2,880,390         895,985
  Templeton Growth Securities Fund - Class 2 Shares
    (Cost $1,525,064)                                                       148,480       1,904,998         740,516          95,513
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $36,538,162)                                              2,755,333      41,104,864       9,249,382       3,102,370
                                                                      -------------   -------------   -------------   -------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                              FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                      -------------------------------------------------------------

INVESTMENTS                                                              NO. OF          MARKET          COST OF         PROCEEDS
                                                                         SHARES          VALUE          PURCHASES       FROM SALES
                                                                      -------------   -------------   -------------   -------------
GREENWICH STREET SERIES FUND (47.6%)
  Appreciation Portfolio (Cost $23,832,385)                               1,139,486   $  26,698,163   $   2,339,241   $   1,521,833
  Diversified Strategic Income Portfolio (Cost $18,505,655)               1,966,670      18,290,028       2,410,132       2,922,802
  Equity Index Portfolio - Class I Shares (Cost $861,495,125)            30,132,370     888,904,908      61,928,187      28,757,003
  Equity Index Portfolio - Class II Shares (Cost $25,860,186)               897,989      26,508,648       1,590,138       2,721,950
  Fundamental Value Portfolio (Cost $44,911,342)                          2,332,036      49,205,962       3,922,845       3,378,118
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $931,294)                                                          52,950       1,124,132         266,352         183,050
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $683,516)                                                         169,876         834,091         267,349         293,499
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $976,219,503)                                            36,691,377   1,011,565,932      72,724,244      39,778,255
                                                                      -------------   -------------   -------------   -------------

JANUS ASPEN SERIES (0.9%)
  Balanced Portfolio - Service Shares (Cost $5,092,631)                     213,467       5,387,898         277,636       1,692,690
  Global Life Sciences Portfolio - Service Shares (Cost $1,881,071)         235,090       1,850,160          71,092         279,570
  Global Technology Portfolio - Service Shares (Cost $2,083,821)            331,310       1,176,149          87,726         350,081
  Mid Cap Growth Portfolio - Service Shares (Cost $5,590,447)               247,108       6,266,656         307,711         843,988
  Worldwide Growth Portfolio - Service Shares (Cost $3,262,850)             126,134       3,357,690       1,022,914       1,541,153
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $17,910,820)                                              1,153,109      18,038,553       1,767,079       4,707,482
                                                                      -------------   -------------   -------------   -------------

LAZARD RETIREMENT SERIES, INC. (0.1%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $2,456,831)                                                 171,255       2,894,207       1,725,441         284,631
                                                                      -------------   -------------   -------------   -------------

LORD ABBETT SERIES FUND, INC. (0.6%)
  Growth and Income Portfolio (Cost $4,071,439)                             169,054       4,594,890       2,847,576         230,875
  Mid-Cap Value Portfolio (Cost $6,508,533)                                 371,087       7,714,907       4,557,789         140,784
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $10,579,972)                                                540,141      12,309,797       7,405,365         371,659
                                                                      -------------   -------------   -------------   -------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.0%)
  Merrill Lynch Global Allocation V.I. Fund - Class III
    (Cost $184,174)                                                          16,897         195,673         185,654           1,510
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    (Cost $519,241)                                                          49,257         443,311         546,901          61,964
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $703,415)                                                    66,154         638,984         732,555          63,474
                                                                      -------------   -------------   -------------   -------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $14,318)                                                        717          14,834          14,348              30
                                                                      -------------   -------------   -------------   -------------

PIMCO VARIABLE INSURANCE TRUST (2.7%)
  Real Return Portfolio - Administrative Class (Cost $5,583,793)            444,319       5,740,602       5,098,724       1,251,133
  Total Return Portfolio - Administrative Class (Cost $50,486,307)        4,954,489      52,071,679       6,411,885       8,115,449
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $56,070,100)                                              5,398,808      57,812,281      11,510,609       9,366,582
                                                                      -------------   -------------   -------------   -------------

PUTNAM VARIABLE TRUST (0.7%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $291,518)          66,844         332,213          14,813          60,892
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $3,278,263)                                                       299,338       4,403,255         505,168       1,579,214
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $7,426,656)        483,641      11,022,177       2,022,815       1,893,223
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $10,996,437)                                                849,823      15,757,645       2,542,796       3,533,329
                                                                      -------------   -------------   -------------   -------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.4%)
  All Cap Fund - Class I (Cost $23,825,847)                               1,627,282      27,387,153       1,161,664       3,667,155
  Investors Fund - Class I (Cost $13,120,711)                             1,050,132      14,502,330       1,092,791       3,157,555
  Large Cap Growth Fund - Class I (Cost $652,743)                            61,979         725,771         242,916         173,904
  Small Cap Growth Fund - Class I (Cost $6,610,955)                         554,519       7,813,170       2,143,365       2,581,556
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $44,210,256)                                              3,293,912      50,428,424       4,640,736       9,580,170
                                                                      -------------   -------------   -------------   -------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                              FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                      -------------------------------------------------------------

INVESTMENTS                                                               NO. OF          MARKET         COST OF         PROCEEDS
                                                                          SHARES          VALUE         PURCHASES       FROM SALES
                                                                      -------------   -------------   -------------   -------------
SCUDDER INVESTMENT VIT FUNDS (0.5%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $2,941,135)              295,270   $   2,816,876   $     235,729   $     347,264
  Small Cap Index Fund - Class A Shares (Cost $5,457,856)                   514,647       7,385,179         128,283         525,431
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $8,398,991)                                                 809,917      10,202,055         364,012         872,695
                                                                      -------------   -------------   -------------   -------------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $1,062,741)                127,076       1,128,432         279,678          56,188
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $1,430,218)                                                       133,114       1,614,668         254,894         283,163
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $2,492,959)                                                 260,190       2,743,100         534,572         339,351
                                                                      -------------   -------------   -------------   -------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (3.2%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $29,707,979)                                                    2,272,315      33,675,712      14,140,422       1,995,537
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $22,309,309)                                                    1,843,256      24,275,686      11,912,705       1,763,827
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $4,978,542)                                                       370,325       5,717,811       3,518,353         491,376
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $3,259,128)                                                       246,760       3,555,818       1,579,779         398,508
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $60,254,958)                                              4,732,656      67,225,027      31,151,259       4,649,248
                                                                      -------------   -------------   -------------   -------------

THE TRAVELERS SERIES TRUST (3.9%)
  Convertible Securities Portfolio (Cost $4,244,288)                        368,970       4,556,777         287,713       1,110,468
  Disciplined Mid Cap Stock Portfolio (Cost $2,275,015)                     143,936       2,844,180         355,571         269,621
  Equity Income Portfolio (Cost $22,665,370)                              1,494,960      25,668,462       3,686,944       1,945,608
  Federated High Yield Portfolio (Cost $3,010,062)                          357,657       3,083,004         529,921         654,270
  Federated Stock Portfolio (Cost $957,333)                                  68,237       1,130,002         211,341         570,587
  Large Cap Portfolio (Cost $11,280,140)                                    702,007       9,778,961         723,681       1,580,288
  Lazard International Stock Portfolio (Cost $4,781,590)                    480,554       5,487,931       4,795,160       2,069,066
  Merrill Lynch Large Cap Core Portfolio (Cost $9,153,265)                  807,410       7,307,065         211,721       1,027,195
  MFS Emerging Growth Portfolio (Cost $19,684,186)                        1,031,510      10,872,115         218,044       1,597,669
  MFS Mid Cap Growth Portfolio (Cost $3,591,181)                            346,429       2,719,470         143,430         653,863
  MFS Value Portfolio (Cost $781,776)                                        66,101         814,361         789,193           7,740
  Pioneer Fund Portfolio (Cost $425,813)                                     39,695         477,526         314,005          42,773
  Travelers Quality Bond Portfolio (Cost $7,467,454)                        655,183       7,226,668         632,695       2,292,421
  U.S. Government Securities Portfolio (Cost $0)                                 --              --          16,377          16,719
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $90,317,473)                                              6,562,649      81,966,522      12,915,796      13,838,288
                                                                      -------------   -------------   -------------   -------------

TRAVELERS SERIES FUND INC. (16.4%)
  AIM Capital Appreciation Portfolio (Cost $1,472,562)                      157,648       1,686,839         344,175         232,108
  MFS Total Return Portfolio (Cost $76,342,617)                           4,692,543      80,430,188      11,444,386       4,738,112
  Pioneer Strategic Income Portfolio (Cost $2,180,200)                      225,675       2,116,835       1,060,144         197,900
  SB Adjustable Rate Income Portfolio - Class I Shares
    (Cost $3,024,980)                                                       300,716       3,010,168       4,054,955       1,222,327
  Smith Barney Aggressive Growth Portfolio (Cost $70,232,691)             5,588,843      74,443,386       6,898,173       7,712,059
  Smith Barney High Income Portfolio (Cost $23,145,451)                   3,012,271      22,742,650       6,971,581       4,726,886
  Smith Barney International All Cap Growth Portfolio
    (Cost $4,579,220)                                                       452,340       5,866,844       3,043,001       4,621,841
  Smith Barney Large Cap Value Portfolio (Cost $20,310,928)               1,078,630      19,458,488         715,925       2,495,146
  Smith Barney Large Capitalization Growth Portfolio
    (Cost $41,556,775)                                                    2,845,967      40,896,547       1,634,744       3,923,400
  Smith Barney Mid Cap Core Portfolio (Cost $18,153,290)                  1,451,021      20,749,597         870,669       2,337,045
  Smith Barney Money Market Portfolio (Cost $29,608,499)                 29,608,499      29,608,499      16,519,654      21,054,076
  Strategic Equity Portfolio (Cost $28,686,344)                           1,161,493      20,372,588         561,373       2,531,025
  Travelers Managed Income Portfolio (Cost $22,522,291)                   1,897,506      21,422,848       2,896,448       3,355,010
  Van Kampen Enterprise Portfolio (Cost $7,217,545)                         354,837       4,194,175         115,999         630,916
                                                                      -------------   -------------   -------------   -------------
    Total (Cost $349,033,393)                                            52,827,989     346,999,652      57,131,227      59,777,851
                                                                      -------------   -------------   -------------   -------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                              FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                     --------------------------------------------------------------

INVESTMENTS                                                              NO. OF          MARKET          COST OF         PROCEEDS
                                                                         SHARES          VALUE          PURCHASES       FROM SALES
                                                                     --------------  --------------   -------------   -------------
VAN KAMPEN LIFE INVESTMENT TRUST (1.0%)
  Comstock Portfolio - Class II Shares (Cost $3,313,103)                    317,055   $   4,340,479   $     321,161   $     544,901
  Emerging Growth Portfolio - Class I Shares (Cost $29,008,271)             680,887      17,716,677         122,225       3,966,712
  Enterprise Portfolio - Class II Shares (Cost $472,936)                     38,060         517,616           2,577          50,633
                                                                     --------------  --------------   -------------   -------------
    Total (Cost $32,794,310)                                              1,036,002      22,574,772         445,963       4,562,246
                                                                     --------------  --------------   -------------   -------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $2,280,903)                                                 245,411       2,797,683       1,235,052         732,351
                                                                     --------------  --------------   -------------   -------------

VARIABLE INSURANCE PRODUCTS FUND II (1.3%)
  Contrafund(R) Portfolio - Service Class (Cost $18,342,700)                780,192      20,698,491       2,311,777       1,663,127
  Contrafund(R) Portfolio - Service Class 2 (Cost $4,780,821)               230,566       6,075,418         557,406         838,906
                                                                     --------------  --------------   -------------   -------------
    Total (Cost $23,123,521)                                              1,010,758      26,773,909       2,869,183       2,502,033
                                                                     --------------  --------------   -------------   -------------

VARIABLE INSURANCE PRODUCTS FUND III (0.6%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $158,907)                                                          24,624         175,074          53,223          26,771
  Mid Cap Portfolio - Service Class 2 (Cost $8,656,128)                     412,139      12,314,707       3,621,545         573,163
                                                                     --------------  --------------   -------------   -------------
    Total (Cost $8,815,035)                                                 436,763      12,489,781       3,674,768         599,934
                                                                     --------------  --------------   -------------   -------------

TOTAL INVESTMENTS (100%)
  (COST $2,076,071,142)                                                              $2,128,607,891   $ 270,392,308   $ 186,686,901
                                                                                     ==============   =============   =============

7. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE            TOTAL
                                           YEAR                UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                           ENDED      UNITS     LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                   2004     12,067   0.571 - 1.395     7,286          --     1.40 - 2.20      16.99 - 17.89
                                            2003     12,776   0.486 - 1.188     6,507        0.05     1.40 - 2.20      15.53 - 23.62
                                            2002     15,059   0.396 - 0.400     6,008        1.46     1.40 - 1.80  (26.39) - (26.06)
                                            2001     20,168   0.538 - 0.541    10,901        0.53     1.40 - 1.80  (27.26) - (13.18)

HIGH YIELD BOND TRUST                       2004         21           1.068        22       20.27            1.60               7.01

MANAGED ASSETS TRUST                        2004         39   1.075 - 1.078        42        6.79     1.40 - 1.80        2.67 - 6.84

MONEY MARKET PORTFOLIO                      2004      9,989   0.978 - 1.146    11,320        0.99     1.40 - 2.00    (0.91) - (0.35)
                                            2003     13,177   0.987 - 1.150    15,014        0.78     1.40 - 2.00    (1.00) - (0.61)
                                            2002     15,252   1.141 - 1.157    17,595        1.38     1.40 - 1.80    (0.44) - (0.09)
                                            2001     13,379   1.146 - 1.158    15,458        3.29     1.40 - 1.80        1.06 - 2.39
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I   2004      2,929   0.772 - 1.229     2,297        0.45     1.40 - 2.20        3.48 - 4.26
                                            2003      3,335   0.743 - 1.183     2,512        0.31     1.40 - 2.20      21.32 - 31.96
                                            2002      3,223   0.605 - 0.609     1,958        0.42     1.40 - 1.80  (31.48) - (31.19)
                                            2001      1,725   0.883 - 0.885     1,525        0.23     1.40 - 1.80   (12.20) - (9.80)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                     2004      2,034   1.115 - 1.362     2,360        0.73     1.40 - 2.25       5.64 - 10.11
                                            2003      1,867   1.020 - 1.247     1,968        0.78     1.40 - 2.20       7.28 - 35.84
                                            2002        692   0.786 - 0.788       545        0.33     1.40 - 1.80  (19.96) - (19.59)
AllianceBernstein Premier Growth
    Portfolio - Class B                     2004     37,590   0.656 - 1.222    25,268          --     1.40 - 2.20       0.69 - 13.04
                                            2003     44,034   0.616 - 1.148    27,631          --     1.40 - 2.20       7.82 - 21.60
                                            2002     50,026   0.509 - 0.514    25,611          --     1.40 - 1.80  (32.04) - (31.74)
                                            2001     62,370   0.749 - 0.753    46,887          --     1.40 - 1.80  (18.74) - (10.26)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares       2004     47,966   1.087 - 1.458    53,481        0.43     1.40 - 2.40       7.62 - 11.83
                                            2003     43,118   0.975 - 1.308    42,569        0.41     1.40 - 2.25       0.25 - 41.41
                                            2002     36,750   0.734 - 0.741    27,089        0.89     1.40 - 1.80  (16.11) - (15.80)
                                            2001     30,544   0.875 - 0.880    26,816        0.73     1.40 - 1.80  (15.59) - (11.75)

  Growth Fund - Class 2 Shares              2004    100,571   1.078 - 1.426   112,595        0.18     1.40 - 2.40       9.76 - 10.92
                                            2003     91,488   0.975 - 1.291    91,278        0.12     1.40 - 2.40       1.68 - 41.56
                                            2002     78,514   0.726 - 0.733    57,306        0.03     1.40 - 1.80  (25.77) - (25.51)
                                            2001     67,040   0.978 - 0.984    65,791        0.48     1.40 - 1.80   (19.47) - (9.90)

  Growth-Income Fund - Class 2 Shares       2004     91,850   1.234 - 1.370   116,134        0.93     1.40 - 2.40        7.77 - 8.91
                                            2003     78,303   1.145 - 1.263    91,197        1.14     1.40 - 2.40       3.34 - 36.62
                                            2002     62,908   0.885 - 0.894    55,955        1.06     1.40 - 1.80  (19.84) - (19.46)
                                            2001     47,461   1.104 - 1.110    52,546        1.91     1.40 - 1.80      (1.52) - 1.09
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
   Portfolio                                2004        899   0.992 - 1.684       907        0.29     1.40 - 2.00      10.57 - 23.20
                                            2003        782   0.809 - 0.819       639          --     1.40 - 1.80      40.45 - 40.96
                                            2002        681   0.576 - 0.581       395        0.18     1.40 - 1.80  (19.47) - (12.89)
                                            2001      1,163   0.663 - 0.667       775          --     1.40 - 1.80    (11.11) - 21.21
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard       2004      2,443   1.694 - 2.221     5,224        2.14     1.40 - 2.20      28.53 - 29.58
    Class                                   2003      2,512   1.318 - 1.714     4,164        1.93     1.40 - 2.20      28.07 - 36.30
                                            2002      2,364   1.285 - 1.297     3,060        1.59     1.40 - 1.80        2.64 - 3.10
                                            2001        707   1.252 - 1.258       889        1.33     1.40 - 1.80     (2.34) - 10.37

                                                                                                       EXPENSE            TOTAL
                                           YEAR                UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                           ENDED      UNITS     LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                          2004      2,012   0.873 - 1.192     1,830        1.59     1.40 - 2.20        2.78 - 3.62
                                            2003      2,332   0.846 - 1.156     2,023        1.54     1.40 - 2.20      15.72 - 21.75
                                            2002      1,853   0.711 - 0.717     1,326        1.64     1.40 - 1.80  (18.18) - (17.87)
                                            2001      1,094   0.869 - 0.873       954        1.23     1.40 - 1.80   (10.77) - (3.34)
Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares              2004      4,965   1.068 - 1.381     5,514        0.19     1.40 - 2.20        8.90 - 9.81
                                            2003      6,065   0.977 - 1.263     6,095        0.03     1.40 - 2.20      21.39 - 37.11
                                            2002      5,190   0.755 - 0.762     3,946        0.04     1.40 - 1.80  (20.53) - (20.21)
                                            2001      4,381   0.950 - 0.955     4,180        0.49     1.40 - 1.80      (7.57) - 1.06
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2         2004     11,931   0.829 - 1.430    10,642          --     1.40 - 2.40       4.48 - 13.62
    Shares                                  2003     12,653   0.757 - 1.306     9,985          --     1.40 - 2.40     (0.83) - 42.11
                                            2002     12,521   0.562 - 0.567     7,074        0.25     1.40 - 1.80  (29.93) - (29.74)
                                            2001     13,776   0.802 - 0.807    11,082        0.38     1.40 - 1.80   (16.61) - (2.78)

  Mutual Shares Securities Fund - Class 2   2004      6,210   1.146 - 1.352     7,480        0.75     1.40 - 2.40       9.67 - 11.03
    Shares                                  2003      4,170   1.036 - 1.222     4,528        1.01     1.40 - 2.40       1.36 - 29.06
                                            2002      1,236   0.842 - 0.845     1,043        0.25     1.40 - 1.80   (15.42) - (2.55)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares        2004      1,831   1.536 - 1.781     3,084        1.83     1.40 - 2.40      14.80 - 23.00
                                            2003        616   1.263 - 1.448       887        0.08     1.40 - 2.20       5.65 - 40.88
  Templeton Foreign Securities Fund -
    Class 2 Shares                          2004     16,124   1.063 - 1.495    17,993        1.05     1.40 - 2.40      10.18 - 16.85
                                            2003     14,316   0.913 - 1.284    13,437        1.73     1.40 - 2.40       3.61 - 51.06
                                            2002     13,620   0.703 - 0.710     9,638        2.05     1.40 - 1.80  (20.02) - (19.68)
                                            2001     14,039   0.879 - 0.884    12,388        2.82     1.40 - 1.80  (17.28) - (14.35)
Templeton Growth Securities Fund -
    Class 2 Shares                          2004      1,549   1.168 - 1.444     1,905        1.05     1.40 - 2.25      10.83 - 15.26
                                            2003        981   1.025 - 1.267     1,046        1.62     1.40 - 2.20      19.85 - 37.80
                                            2002        227   0.790 - 0.792       179        0.26     1.40 - 1.80  (19.39) - (16.01)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                    2004     25,168   1.022 - 1.277    26,698        1.14     1.40 - 2.40        3.48 - 7.22
                                            2003     24,486   0.956 - 1.195    24,001        0.71     1.40 - 2.25       5.25 - 30.24
                                            2002     20,869   0.782 - 0.789    16,405        1.67     1.40 - 1.80  (18.96) - (18.74)
                                            2001     14,333   0.965 - 0.971    13,872        1.14     1.40 - 1.80    (5.57) - (4.25)

  Diversified Strategic Income Portfolio    2004     15,046   1.100 - 1.235    18,290        4.81     1.40 - 2.40        3.67 - 5.26
                                            2003     15,907   1.057 - 1.174    18,523        6.38     1.40 - 2.20       0.76 - 10.23
                                            2002     13,854   1.055 - 1.065    14,703        9.59     1.40 - 1.80        3.03 - 3.40
                                            2001     13,583   1.024 - 1.030    13,958        9.06     1.40 - 1.80      (2.01) - 1.68

  Equity Index Portfolio - Class I Shares   2004    827,617   0.796 - 1.368   888,905        1.66     1.40 - 3.60        6.60 - 8.99
                                            2003    790,182   0.740 - 1.282   784,654        1.44     1.40 - 3.60      23.60 - 28.20
                                            2002    681,113   0.594 - 0.942   516,234        2.38     1.40 - 3.60  (24.90) - (23.29)
                                            2001    563,953   0.784 - 1.228   576,285        0.93     1.40 - 3.60   (15.26) - (9.30)

                                                                                                       EXPENSE            TOTAL
                                           YEAR                UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                           ENDED      UNITS     LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
GREENWICH STREET SERIES FUND (CONTINUED)
  Equity Index Portfolio - Class II         2004     30,095   0.846 - 1.314    26,509        1.36     1.40 - 2.40        5.72 - 8.71
    Shares                                  2003     31,647   0.781 - 1.213    25,480        1.05     1.40 - 2.40       0.27 - 32.28
                                            2002     29,147   0.623 - 0.629    18,285        1.85     1.40 - 1.80  (23.75) - (23.48)
                                            2001     25,303   0.817 - 0.822    20,754        0.72     1.40 - 1.80   (13.80) - (7.68)

  Fundamental Value Portfolio               2004     37,666   1.233 - 1.398    49,206        0.66     1.40 - 2.40        0.90 - 7.09
                                            2003     37,720   1.168 - 1.315    46,332        0.64     1.40 - 2.25       1.83 - 45.30
                                            2002     36,320   0.894 - 0.903    32,630        1.14     1.40 - 1.80  (22.73) - (22.36)
                                            2001     25,758   1.157 - 1.163    29,873        0.77     1.40 - 1.80    (6.84) - (2.60)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares            2004        924   1.120 - 1.400     1,124          --     1.40 - 2.00        6.90 - 7.55
                                            2003        828   1.043 - 1.306       952          --     1.40 - 2.00       9.86 - 38.13
                                            2002         91   0.757 - 0.758        69          --     1.40 - 1.60      (4.41) - 2.30
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares            2004        707   1.086 - 1.316       834        0.86     1.40 - 2.20        6.09 - 6.91
                                            2003        756   1.020 - 1.237       811        0.46     1.40 - 2.20      10.70 - 32.69
                                            2002         46   0.798 - 0.800        37        0.13     1.40 - 1.80    (3.15) - (0.13)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares       2004      5,334   0.988 - 1.181     5,388        2.05     1.40 - 2.20        5.97 - 6.70
                                            2003      6,838   0.929 - 1.111     6,503        1.84     1.40 - 2.20       5.93 - 12.16
                                            2002      6,659   0.831 - 0.839     5,577        2.00     1.40 - 1.80    (8.38) - (7.90)
                                            2001      6,485   0.907 - 0.911     5,907        1.91     1.40 - 1.80    (6.49) - (2.26)
  Global Life Sciences Portfolio -
    Service Shares                          2004      2,002   0.892 - 1.374     1,850          --     1.40 - 2.20      11.72 - 12.67
                                            2003      2,232   0.795 - 1.225     1,822          --     1.40 - 2.20      10.76 - 27.00
                                            2002      2,449   0.641 - 0.647     1,581          --     1.40 - 1.80  (30.85) - (30.50)
                                            2001      2,725   0.927 - 0.931     2,534          --     1.40 - 1.80     (18.09) - 4.49

  Global Technology Portfolio - Service     2004      3,327   0.340 - 1.342     1,176          --     1.40 - 1.80    (1.45) - (0.86)
    Shares                                  2003      4,109   0.345 - 1.359     1,454          --     1.40 - 1.80      43.35 - 44.58
                                            2002      4,875   0.240 - 0.242     1,177          --     1.40 - 1.80  (42.03) - (41.69)
                                            2001      5,315   0.413 - 0.415     2,204        0.68     1.40 - 1.80    (38.30) - 11.29

  Mid Cap Growth Portfolio - Service        2004     13,113   0.442 - 1.540     6,267          --     1.40 - 2.40      14.81 - 18.78
    Shares                                  2003     14,579   0.373 - 1.301     5,712          --     1.40 - 2.20       1.73 - 36.80
                                            2002     16,046   0.282 - 0.284     4,550          --     1.40 - 1.80  (29.43) - (29.18)
                                            2001     22,206   0.399 - 0.401     8,895          --     1.40 - 1.80  (40.56) - (10.49)

  Worldwide Growth Portfolio - Service      2004      5,941   0.551 - 1.222     3,358        0.88     1.40 - 2.20        2.28 - 3.13
    Shares                                  2003      6,874   0.537 - 1.190     3,765        0.83     1.40 - 2.20      19.96 - 24.47
                                            2002      7,831   0.442 - 0.446     3,489        0.55     1.40 - 1.80  (27.06) - (26.77)
                                            2001     10,024   0.606 - 0.609     6,097        0.27     1.40 - 1.80  (23.84) - (11.24)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio     2004      1,963   1.314 - 1.513     2,894          --     1.40 - 2.40       0.38 - 13.25
                                            2003        835   1.173 - 1.336     1,096          --     1.40 - 2.20       5.58 - 28.09
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio               2004      3,429   1.253 - 1.382     4,595        1.25     1.40 - 2.40       7.28 - 11.09
                                            2003      1,289   1.141 - 1.244     1,588        1.19     1.40 - 2.20       2.24 - 22.07

  Mid-Cap Value Portfolio                   2004      5,149   1.398 - 1.541     7,715        0.45     1.40 - 2.40       0.86 - 22.30
                                            2003      1,811   1.155 - 1.260     2,264        1.07     1.40 - 2.25       0.26 - 23.99

                                                                                                       EXPENSE            TOTAL
                                           YEAR                UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                           ENDED      UNITS     LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                        2004        162   1.201 - 1.210       196        5.22     1.40 - 2.05       7.80 - 11.41
  Merrill Lynch Value Opportunities V.I.
    Fund - Class III                        2004        368   1.199 - 1.208       443          --     1.40 - 2.10       5.06 - 13.11
                                            2003         33   1.067 - 1.068        35        0.13     1.40 - 1.60        1.62 - 1.71
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                          2004         14           1.071        15          --            1.80               3.38
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative    2004      5,123   1.110 - 1.125     5,741        1.05     1.40 - 2.40      (0.18) - 7.35
    Class                                   2003      1,642   1.042 - 1.048     1,718        0.48     1.40 - 2.25      (0.19) - 4.81

  Total Return Portfolio - Administrative   2004     44,262   1.048 - 1.213    52,072        1.88     1.40 - 2.40        0.77 - 3.41
    Class                                   2003     46,045   1.024 - 1.173    53,044        2.86     1.40 - 2.25        0.10 - 3.62
                                            2002     43,074   1.125 - 1.132    48,652        4.04     1.40 - 1.80        7.14 - 7.50
                                            2001      8,945   1.050 - 1.053     9,410        2.64     1.40 - 1.80        2.54 - 5.11
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                         2004        427   0.761 - 1.313       332          --     1.40 - 2.20        5.25 - 6.18
                                            2003        481   0.721 - 1.242       355          --     1.40 - 2.20       3.60 - 41.46
                                            2002        456   0.556 - 0.560       255          --     1.40 - 1.80  (30.85) - (30.52)
                                            2001        243   0.804 - 0.806       196          --     1.40 - 1.80  (22.22) - (17.59)
  Putnam VT International Equity Fund -
    Class IB Shares                         2004      4,207   0.996 - 1.433     4,403        1.61     1.40 - 2.20      13.68 - 14.63
                                            2003      5,465   0.873 - 1.255     4,950        0.79     1.40 - 2.20       4.41 - 36.91
                                            2002      5,325   0.691 - 0.696     3,700        0.34     1.40 - 1.80  (19.18) - (18.79)
                                            2001      1,089   0.855 - 0.857       932          --     1.40 - 1.80   (12.83) - (7.37)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                               2004      6,803   1.521 - 1.780    11,022        0.35     1.40 - 2.40      11.65 - 24.40
                                            2003      6,680   1.235 - 1.436     8,691        0.32     1.40 - 2.25       0.00 - 56.94
                                            2002      6,061   0.871 - 0.877     5,307        0.14     1.40 - 1.80  (19.80) - (19.39)
                                            2001      2,041   1.086 - 1.088     2,219          --     1.40 - 1.80       3.43 - 15.27
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                    2004     21,027   1.236 - 1.395    27,387        0.52     1.40 - 2.40        0.98 - 6.86
                                            2003     22,824   1.170 - 1.311    27,887        0.26     1.40 - 2.20       0.34 - 46.15
                                            2002     23,450   0.885 - 0.894    20,874        0.45     1.40 - 1.80  (26.43) - (26.05)
                                            2001     17,892   1.203 - 1.209    21,584        1.03     1.40 - 1.80      (3.91) - 0.42

  Investors Fund - Class I                  2004     12,331   1.153 - 1.351    14,502        1.39     1.40 - 2.25        2.76 - 8.91
                                            2003     14,232   1.064 - 1.246    15,341        1.47     1.40 - 2.05       3.89 - 37.38
                                            2002     13,930   0.818 - 0.826    11,476        1.19     1.40 - 1.80  (24.47) - (24.15)
                                            2001     12,492   1.083 - 1.089    13,576        1.07     1.40 - 1.80    (7.28) - (3.81)

  Large Cap Growth Fund - Class I           2004        625   1.118 - 1.346       726        0.16     1.40 - 2.00    (1.47) - (0.88)
                                            2003        580   1.133 - 1.364       665        0.04     1.40 - 2.00      26.25 - 42.50
                                            2002         76   0.799 - 0.800        61          --     1.40 - 1.60      (3.15) - 0.13

  Small Cap Growth Fund - Class I           2004      5,666   1.347 - 1.604     7,813          --     1.40 - 2.40       5.84 - 13.49
                                            2003      5,986   1.191 - 1.418     7,249          --     1.40 - 2.40       2.15 - 60.05
                                            2002      5,027   0.815 - 0.823     4,119          --     1.40 - 1.80  (35.83) - (35.60)
                                            2001      4,475   1.270 - 1.278     5,704          --     1.40 - 1.80      (8.75) - 1.35

                                                                                                       EXPENSE            TOTAL
                                           YEAR                UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                           ENDED      UNITS     LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
SCUDDER INVESTMENT VIT FUNDS
  EAFE(R) Equity Index Fund - Class A       2004      2,651   1.054 - 1.069     2,817        2.38     1.40 - 1.60      17.24 - 17.34
    Shares                                  2003      2,793   0.899 - 0.911     2,530        4.53     1.40 - 1.60      31.24 - 31.65
                                            2002      2,669   0.685 - 0.692     1,841        1.38     1.40 - 1.60  (22.86) - (22.77)
                                            2001      2,628   0.888 - 0.896     2,346          --     1.40 - 1.60  (25.88) - (25.70)
  Small Cap Index Fund - Class A Shares     2004      5,508   1.333 - 1.353     7,385        0.43     1.40 - 1.60      15.81 - 16.14
                                            2003      5,770   1.151 - 1.165     6,673        0.94     1.40 - 1.60      44.24 - 44.36
                                            2002      6,300   0.798 - 0.807     5,054        0.64     1.40 - 1.60  (21.92) - (21.65)
                                            2001      6,994   1.022 - 1.030     7,167        0.59     1.40 - 1.60        0.49 - 0.59
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy            2004      1,247   0.798 - 1.186     1,128        1.10     1.40 - 2.40      (0.98) - 8.43
    Portfolio                               2003      1,033   0.786 - 1.168       875        0.63     1.40 - 2.25       3.19 - 28.92
                                            2002        791   0.648 - 0.652       513        0.75     1.40 - 1.80  (27.27) - (27.07)
                                            2001        292   0.891 - 0.894       261          --     1.40 - 1.80   (11.61) - (4.18)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                    2004      1,776   0.855 - 1.279     1,615          --     1.40 - 2.05      (1.85) - 9.83
                                            2003      1,830   0.846 - 1.266     1,597          --     1.40 - 2.00      15.13 - 33.12
                                            2002      2,068   0.641 - 0.646     1,332        0.06     1.40 - 1.80  (28.14) - (27.74)
                                            2001        961   0.892 - 0.894       858          --     1.40 - 1.80   (11.67) - (8.87)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                    2004     25,718   1.174 - 1.447    33,676        0.37     1.40 - 2.40        3.30 - 5.16
                                            2003     15,221   1.127 - 1.376    19,820        0.11     1.40 - 2.40       2.08 - 34.70
                                            2002        755   1.060 - 1.061       801          --     1.40 - 1.80      (0.56) - 0.95
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value       2004     20,182   1.115 - 1.293    24,276        0.98     1.40 - 2.40        0.90 - 3.52
                                            2003     11,039   1.088 - 1.249    13,312        0.57     1.40 - 2.40       3.52 - 23.08
                                            2002        664   1.037 - 1.038       689          --     1.40 - 1.80      (2.08) - 0.48
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                2004      4,207   1.226 - 1.515     5,718        0.59     1.40 - 2.40        4.03 - 9.24
                                            2003      1,708   1.139 - 1.394     2,261        0.26     1.40 - 2.40       1.61 - 39.46
                                            2002        281   1.073 - 1.074       302          --     1.40 - 1.80      (0.74) - 0.66
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                    2004      2,708   1.171 - 1.432     3,556        0.89     1.40 - 2.25      (0.68) - 8.28
                                            2003      1,724   1.122 - 1.360     2,235        0.76     1.40 - 2.25       2.19 - 33.99
                                            2002         13           1.069        14          --     1.40 - 1.60    (4.55) - (2.02)
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio          2004      3,787   1.183 - 1.289     4,557        2.01     1.40 - 2.20        3.90 - 4.79
                                            2003      4,513   1.133 - 1.235     5,183        3.34     1.40 - 2.20       6.77 - 24.51
                                            2002      4,009   0.914 - 0.922     3,690        6.79     1.40 - 1.80    (8.60) - (8.26)
                                            2001      4,803   1.000 - 1.005     4,820        2.00     1.40 - 1.80    (3.74) - (2.24)

  Disciplined Mid Cap Stock Portfolio       2004      2,216   1.247 - 1.468     2,844        0.29     1.40 - 2.00      14.13 - 14.86
                                            2003      2,205   1.090 - 1.284     2,442        0.30     1.40 - 2.00      28.74 - 35.16
                                            2002      2,228   0.830 - 0.837     1,862        0.55     1.40 - 1.80  (15.82) - (15.54)
                                            2001      1,978   0.986 - 0.991     1,958        0.32     1.40 - 1.80    (5.92) - (1.88)

                                                                                                       EXPENSE            TOTAL
                                           YEAR                UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                           ENDED      UNITS     LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Equity Income Portfolio                   2004     20,679   1.213 - 1.333    25,668        1.35     1.40 - 2.40        7.25 - 8.30
                                            2003     20,135   1.129 - 1.235    23,093        0.99     1.40 - 2.40       0.27 - 41.28
                                            2002     17,683   0.876 - 0.885    15,607        1.10     1.40 - 1.80  (15.53) - (15.15)
                                            2001     16,858   1.037 - 1.043    17,549        1.28     1.40 - 1.80    (8.14) - (2.71)

  Federated High Yield Portfolio            2004      2,441   1.242 - 1.308     3,083        7.16     1.40 - 2.20        7.99 - 8.79
                                            2003      2,696   1.146 - 1.206     3,128        8.45     1.40 - 2.20       6.38 - 20.69
                                            2002      2,856   0.953 - 0.962     2,740       22.14     1.40 - 1.80        1.82 - 2.34
                                            2001      1,484   0.936 - 0.940     1,394       14.75     1.40 - 1.80      (3.90) - 0.53

  Federated Stock Portfolio                 2004        985   1.125 - 1.331     1,130        1.45     1.40 - 2.00        8.34 - 9.05
                                            2003      1,320   1.036 - 1.225     1,389        1.68     1.40 - 2.00      25.27 - 31.16
                                            2002        926   0.827 - 0.834       771        2.83     1.40 - 1.80  (20.79) - (20.50)
                                            2001        834   1.044 - 1.049       875        1.50     1.40 - 1.80      (5.09) - 7.06

  Large Cap Portfolio                       2004     12,722   0.747 - 1.238     9,779        0.79     1.40 - 2.40        2.98 - 5.11
                                            2003     13,840   0.714 - 1.184    10,100        0.41     1.40 - 2.40       2.09 - 32.59
                                            2002     13,022   0.583 - 0.589     7,648        0.47     1.40 - 1.80  (24.19) - (23.90)
                                            2001     14,596   0.769 - 0.774    11,273        0.53     1.40 - 1.80   (18.59) - (7.87)

  Lazard International Stock Portfolio      2004      5,701   0.838 - 1.438     5,488        2.14     1.40 - 2.40       9.82 - 14.19
                                            2003      2,651   0.737 - 1.265     2,111        2.59     1.40 - 2.20       2.29 - 33.40
                                            2002      1,756   0.584 - 0.589     1,032        1.76     1.40 - 1.80  (14.49) - (14.14)
                                            2001      1,497   0.683 - 0.686     1,026        0.19     1.40 - 1.80  (27.39) - (20.26)

  Merrill Lynch Large Cap Core Portfolio    2004      8,871   0.800 - 1.318     7,307        0.54     1.40 - 2.20      10.13 - 14.54
                                            2003      9,898   0.703 - 1.158     7,115        0.68     1.40 - 2.20       6.76 - 19.43
                                            2002     10,686   0.591 - 0.597     6,349        0.57     1.40 - 1.80  (26.40) - (26.11)
                                            2001     11,522   0.803 - 0.808     9,286        0.04     1.40 - 1.80  (23.70) - (12.00)

  MFS Emerging Growth Portfolio             2004     16,212   0.640 - 1.364    10,872          --     1.40 - 2.40       5.10 - 11.26
                                            2003     18,400   0.578 - 1.232    11,005          --     1.40 - 2.20     (0.18) - 27.39
                                            2002     20,039   0.456 - 0.460     9,195          --     1.40 - 1.80  (35.41) - (35.21)
                                            2001     24,922   0.706 - 0.710    17,656          --     1.40 - 1.80  (37.21) - (20.34)

  MFS Mid Cap Growth Portfolio              2004      4,552   0.556 - 1.469     2,719          --     1.40 - 2.00      11.85 - 12.52
                                            2003      5,455   0.496 - 1.311     2,867          --     1.40 - 2.00      32.25 - 35.29
                                            2002      5,589   0.369 - 0.372     2,075          --     1.40 - 1.80  (49.73) - (49.53)
                                            2001      5,334   0.734 - 0.737     3,928          --     1.40 - 1.80   (24.85) - (9.05)

  MFS Value Portfolio                       2004        727   1.117 - 1.122       814        2.63     1.40 - 2.05       9.79 - 12.49

  Pioneer Fund Portfolio                    2004        370   1.224 - 1.334       478        1.55     1.40 - 2.25       5.92 - 11.02
                                            2003        138   1.129 - 1.217       167        2.03     1.40 - 2.20       0.09 - 18.94

                                                                                                       EXPENSE            TOTAL
                                           YEAR                UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                           ENDED      UNITS     LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Travelers Quality Bond Portfolio          2004      5,881   1.072 - 1.243     7,227        4.42     1.40 - 2.20        1.04 - 1.89
                                            2003      7,405   1.061 - 1.220     8,977        4.28     1.40 - 2.20        2.21 - 5.54
                                            2002      8,354   1.146 - 1.156     9,644        8.16     1.40 - 1.80        3.90 - 4.33
                                            2001      6,981   1.103 - 1.108     7,728        3.19     1.40 - 1.80        1.38 - 5.62

TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio        2004      1,792   0.856 - 1.285     1,687        0.15     1.40 - 2.25       3.30 - 11.48
                                            2003      1,733   0.818 - 1.228     1,477          --     1.40 - 2.20       3.36 - 37.14
                                            2002      1,207   0.644 - 0.649       782          --     1.40 - 1.80  (25.29) - (24.88)
                                            2001      1,825   0.862 - 0.864     1,574          --     1.40 - 1.80  (11.68) - (10.93)

  MFS Total Return Portfolio                2004     60,986   1.172 - 1.342    80,430        2.82     1.40 - 2.40        6.52 - 9.91
                                            2003     57,705   1.077 - 1.221    69,732        2.54     1.40 - 2.40       0.19 - 20.09
                                            2002     48,479   1.052 - 1.062    51,310        6.58     1.40 - 1.80    (6.98) - (6.60)
                                            2001     36,037   1.131 - 1.137    40,887        2.89     1.40 - 1.80    (2.08) - (1.39)

  Pioneer Strategic Income Portfolio        2004      1,609   1.167 - 1.373     2,117        9.56     1.40 - 2.40       0.43 - 11.85
                                            2003        978   1.239 - 1.255     1,226        8.67     1.40 - 1.80      17.44 - 17.84
                                            2002      1,110   1.055 - 1.065     1,181       20.67     1.40 - 1.80        3.94 - 4.41
                                            2001      1,316   1.015 - 1.020     1,341        9.69     1.40 - 1.80        0.89 - 2.82
  SB Adjustable Rate Income Portfolio -
    Class I Shares                          2004      3,037   0.984 - 0.997     3,010        2.24     1.40 - 2.40    (1.20) - (0.20)
                                            2003        192   0.996 - 0.999       191        0.85     1.40 - 2.40      (0.30) - 0.00

  Smith Barney Aggressive Growth            2004     59,849   1.218 - 1.357    74,443          --     1.40 - 2.40        1.42 - 8.43
    Portfolio                               2003     59,945   1.135 - 1.256    68,824          --     1.40 - 2.25       5.58 - 37.35
                                            2002     56,265   0.859 - 0.867    48,577          --     1.40 - 1.80  (33.82) - (33.61)
                                            2001     57,985   1.298 - 1.306    75,490          --     1.40 - 1.80    (5.59) - (1.21)

  Smith Barney High Income Portfolio        2004     19,445   1.121 - 1.369    22,743        8.71     1.40 - 2.40        7.44 - 9.51
                                            2003     18,911   1.033 - 1.262    20,255        9.13     1.40 - 2.25       0.27 - 25.81
                                            2002     12,664   0.825 - 0.833    10,515       25.94     1.40 - 1.80    (4.95) - (4.58)
                                            2001     11,100   0.868 - 0.873     9,673       12.15     1.40 - 1.80   (12.68) - (5.11)
  Smith Barney International All Cap
    Growth Portfolio                        2004      8,715   0.659 - 1.429     5,867        0.86     1.40 - 2.20      15.60 - 18.88
                                            2003     11,293   0.570 - 1.234     6,532        1.10     1.40 - 2.00      20.33 - 32.97
                                            2002     11,632   0.455 - 0.459     5,327        0.79     1.40 - 1.80  (26.97) - (26.76)
                                            2001     14,711   0.623 - 0.627     9,205          --     1.40 - 1.80  (32.32) - (15.97)

  Smith Barney Large Cap Value Portfolio    2004     19,248   1.000 - 1.314    19,458        1.85     1.40 - 2.20        8.18 - 9.11
                                            2003     21,186   0.920 - 1.212    19,661        1.73     1.40 - 2.20      19.57 - 26.51
                                            2002     23,053   0.734 - 0.742    17,022        3.83     1.40 - 1.80  (26.75) - (26.39)
                                            2001     23,516   1.002 - 1.008    23,648        1.47     1.40 - 1.80    (9.63) - (7.95)

                                                                                                       EXPENSE            TOTAL
                                           YEAR                UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                           ENDED      UNITS     LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Large Capitalization
    Growth Portfolio                        2004     43,792   0.905 - 1.352    40,897        0.35     1.40 - 2.40    (5.19) - (0.35)
                                            2003     46,327   0.918 - 1.371    43,289        0.02     1.40 - 2.25       3.17 - 47.74
                                            2002     45,057   0.634 - 0.640    28,730        0.34     1.40 - 1.80  (26.11) - (25.84)
                                            2001     47,413   0.858 - 0.863    40,802          --     1.40 - 1.80   (13.93) - (6.31)

  Smith Barney Mid Cap Core Portfolio       2004     15,651   1.247 - 1.350    20,750          --     1.40 - 2.40      (0.08) - 8.88
                                            2003     16,569   1.158 - 1.245    20,229          --     1.40 - 2.25       0.96 - 36.18
                                            2002     17,313   0.950 - 0.959    16,544        0.09     1.40 - 1.80  (20.57) - (20.28)
                                            2001     16,511   1.196 - 1.203    19,806          --     1.40 - 1.80   (11.39) - (0.74)

  Smith Barney Money Market Portfolio       2004     28,307   0.971 - 1.060    29,632        0.87     1.40 - 2.40    (1.51) - (0.56)
                                            2003     32,260   0.984 - 1.066    34,143        0.67     1.40 - 2.40    (1.40) - (0.10)
                                            2002     55,425   1.063 - 1.074    59,288        1.26     1.40 - 1.80    (0.56) - (0.09)
                                            2001     59,728   1.069 - 1.075    64,113        3.29     1.40 - 1.80        1.03 - 2.19

  Strategic Equity Portfolio                2004     27,286   0.724 - 1.366    20,373        1.38     1.40 - 2.20       5.88 - 11.34
                                            2003     30,309   0.668 - 1.262    20,690          --     1.40 - 2.20       6.07 - 33.97
                                            2002     31,794   0.513 - 0.519    16,433        0.55     1.40 - 1.80  (34.82) - (34.47)
                                            2001     39,843   0.787 - 0.792    31,474        0.20     1.40 - 1.80  (14.81) - (13.94)

  Travelers Managed Income Portfolio        2004     18,061   1.032 - 1.220    21,423        4.56     1.40 - 2.40        0.39 - 2.27
                                            2003     18,777   1.028 - 1.203    22,277        4.33     1.40 - 2.40      (0.10) - 6.93
                                            2002     16,233   1.114 - 1.125    18,202       12.18     1.40 - 1.80        0.36 - 0.81
                                            2001     12,090   1.110 - 1.116    13,466        4.10     1.40 - 1.80        1.00 - 5.18

  Van Kampen Enterprise Portfolio           2004      6,298   0.653 - 1.216     4,194        0.53     1.40 - 2.25       1.51 - 10.51
                                            2003      7,053   0.641 - 1.192     4,587        0.15     1.40 - 2.25       2.73 - 23.85
                                            2002      7,590   0.519 - 0.524     3,965        0.72     1.40 - 1.80  (30.61) - (30.41)
                                            2001      8,537   0.748 - 0.753     6,411          --     1.40 - 1.80   (22.54) - (6.35)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares      2004      3,828   1.068 - 1.444     4,340        0.78     1.40 - 2.20      14.84 - 15.81
                                            2003      4,051   0.926 - 1.252     3,934        0.62     1.40 - 2.20      25.58 - 31.61
                                            2002      2,582   0.721 - 0.726     1,869        0.41     1.40 - 1.80   (20.86) - (9.85)
                                            2001      1,025   0.911 - 0.914       936          --     1.40 - 1.80   (10.77) - (7.03)

  Emerging Growth
   Portfolio - Class I Shares               2004     24,100   0.722 - 1.262    17,717          --     1.40 - 2.40       1.56 - 10.17
                                            2003     29,344   0.687 - 1.200    20,412          --     1.40 - 2.40       2.58 - 27.12
                                            2002     33,251   0.549 - 0.555    18,375        0.37     1.40 - 1.80  (33.78) - (33.45)
                                            2001     37,956   0.829 - 0.834    31,551        0.11     1.40 - 1.80  (32.58) - (19.14)

  Enterprise Portfolio - Class II Shares    2004        616   0.788 - 1.216       518        0.14     1.40 - 2.20        1.52 - 2.30
                                            2003        665   0.773 - 1.193       548        0.22     1.40 - 2.20       9.05 - 23.93
                                            2002        453   0.626 - 0.631       285        0.13     1.40 - 1.80  (30.91) - (30.51)
                                            2001         44   0.906 - 0.908        40          --     1.40 - 1.80      (4.83) - 9.69
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                 2004      2,238   1.090 - 1.543     2,798        0.08     1.40 - 2.40     (0.14) - 17.67
                                            2003      1,932   0.960 - 1.359     1,986          --     1.40 - 2.25       2.07 - 54.61
                                            2002      1,494   0.688 - 0.693     1,033          --     1.40 - 1.80  (27.04) - (26.67)
                                            2001        418   0.943 - 0.945       395          --     1.40 - 1.80    (8.79) - (1.36)

                                                                                                       EXPENSE            TOTAL
                                           YEAR                UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                           ENDED      UNITS     LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                           DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                           ------    ------   -------------   -------  -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class   2004     17,607   1.143 - 1.416    20,698        0.25     1.40 - 2.40      11.87 - 13.69
                                            2003     16,912   1.009 - 1.250    17,398        0.35     1.40 - 2.40       0.00 - 33.65
                                            2002     16,898   0.800 - 0.808    13,602        0.73     1.40 - 1.80  (11.11) - (10.72)
                                            2001     17,201   0.900 - 0.905    15,523        0.70     1.40 - 1.80   (13.78) - (5.84)

  Contrafund(R) Portfolio - Service         2004      5,749   1.002 - 1.411     6,075        0.21     1.40 - 2.20      12.63 - 13.60
    Class 2                                 2003      6,028   0.886 - 1.248     5,560        0.29     1.40 - 2.20      26.03 - 32.17
                                            2002      5,617   0.703 - 0.710     3,981        0.68     1.40 - 1.80  (11.24) - (10.80)
                                            2001      4,520   0.792 - 0.796     3,596        0.54     1.40 - 1.80   (13.90) - (2.69)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                       2004        176   0.932 - 1.164       175          --     1.40 - 1.80    (0.53) - (0.11)
                                            2003        157   0.937 - 1.170       150          --     1.40 - 1.80      22.64 - 26.49
                                            2002        112   0.764 - 0.769        86        0.25     1.40 - 1.80    (9.35) - (8.78)
                                            2001         26   0.841 - 0.843        22          --     1.40 - 1.80      (3.33) - 2.69

  Mid Cap Portfolio - Service Class 2       2004      8,013   1.456 - 1.640    12,315          --     1.40 - 2.40      18.86 - 22.91
                                            2003      5,541   1.196 - 1.339     6,985        0.16     1.40 - 2.40       2.66 - 46.33
                                            2002      2,080   0.906 - 0.912     1,892        0.22     1.40 - 1.80  (11.61) - (10.36)
                                            2001        191   1.025 - 1.028       196          --     1.40 - 1.80        3.32 - 3.96

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                               CAPITAL APPRECIATION              HIGH YIELD                MANAGED ASSETS
                                                       FUND                      BOND TRUST                     TRUST
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................  12,776,042      15,059,148            --             --            --            --
Accumulation units purchased and
  transferred from other funding options .     865,628       1,428,475        20,637             --        38,742            --
Accumulation units redeemed and
  transferred to other funding options ...  (1,575,055)     (3,711,581)          (93)            --           (10)           --
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................  12,066,615      12,776,042        20,544             --        38,732            --
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                                              AIM V.I. PREMIER            ALLIANCEBERNSTEIN
                                                   MONEY MARKET                 EQUITY FUND -             GROWTH AND INCOME
                                                    PORTFOLIO                     SERIES I               PORTFOLIO - CLASS B
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................  13,177,313      15,252,080     3,335,283      3,223,245     1,867,067       692,339
Accumulation units purchased and
  transferred from other funding options .   5,756,020      19,383,224        68,533        409,528       326,017     1,470,089
Accumulation units redeemed and
  transferred to other funding options ...  (8,943,879)    (21,457,991)     (475,290)      (297,490)     (159,022)     (295,361)
Annuity units ............................          --              --            --             --            --            --
                                            ----------     -----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   9,989,454      13,177,313     2,928,526      3,335,283     2,034,062     1,867,067
                                            ==========     ===========    ==========     ==========    ==========    ==========

                                                ALLIANCEBERNSTEIN
                                                  PREMIER GROWTH               GLOBAL GROWTH               GROWTH FUND -
                                                PORTFOLIO - CLASS B        FUND - CLASS 2 SHARES          CLASS 2 SHARES
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................  44,033,996      50,026,178    43,118,473     36,749,579    91,487,612    78,514,287
Accumulation units purchased and
  transferred from other funding options .     796,294       2,322,675     8,501,802      8,777,825    17,270,003    19,971,624
Accumulation units redeemed and
  transferred to other funding options ...  (7,240,491)     (8,314,857)   (3,653,900)    (2,408,931)   (8,186,223)   (6,998,299)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................  37,589,799      44,033,996    47,966,375     43,118,473   100,571,392    91,487,612
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                                            CREDIT SUISSE TRUST            DELAWARE VIP
                                               GROWTH-INCOME FUND -           EMERGING MARKETS             REIT SERIES -
                                                  CLASS 2 SHARES                  PORTFOLIO                STANDARD CLASS
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................  78,303,353      62,908,454       781,917        680,921     2,512,157     2,363,821
Accumulation units purchased and
  transferred from other funding options .  19,492,582      21,458,931       189,883        182,641       915,307     1,681,061
Accumulation units redeemed and
  transferred to other funding options ...  (5,945,890)     (6,064,032)      (72,722)       (81,645)     (984,645)   (1,532,725)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................  91,850,045      78,303,353       899,078        781,917     2,442,819     2,512,157
                                            ==========      ==========    ==========     ==========    ==========    ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                    DREYFUS VIF                  DREYFUS VIF
                                              APPRECIATION PORTFOLIO -        DEVELOPING LEADERS          FRANKLIN SMALL CAP
                                                  INITIAL SHARES          PORTFOLIO - INITIAL SHARES    FUND - CLASS 2 SHARES
                                            --------------------------    --------------------------   ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   2,331,856       1,853,156     6,065,273      5,189,909    12,652,519    12,521,478
Accumulation units purchased and
  transferred from other funding options .      95,190       1,193,779       252,186      1,995,307     1,328,397     1,757,990
Accumulation units redeemed and
  transferred to other funding options ...    (414,893)       (715,079)   (1,352,392)    (1,119,943)   (2,049,936)   (1,626,949)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   2,012,153       2,331,856     4,965,067      6,065,273    11,930,980    12,652,519
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                                                TEMPLETON
                                                  MUTUAL SHARES              DEVELOPING MARKETS               TEMPLETON
                                                SECURITIES FUND -             SECURITIES FUND -          FOREIGN SECURITIES
                                                 CLASS 2 SHARES               CLASS 2 SHARES            FUND - CLASS 2 SHARES
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   4,169,872       1,235,964       615,606             --    14,316,226    13,620,410
Accumulation units purchased and
  transferred from other funding options .   2,435,628       3,372,019     1,502,587        666,014     3,248,518     3,635,978
Accumulation units redeemed and
  transferred to other funding options ...    (395,373)       (438,111)     (287,097)       (50,408)   (1,440,779)   (2,940,162)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   6,210,127       4,169,872     1,831,096        615,606    16,123,965    14,316,226
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                    TEMPLETON
                                                GROWTH SECURITIES                                       DIVERSIFIED STRATEGIC
                                               FUND - CLASS 2 SHARES       APPRECIATION PORTFOLIO         INCOME PORTFOLIO
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................     981,248         226,578    24,486,421     20,868,510    15,907,124    13,853,546
Accumulation units purchased and
  transferred from other funding options .     682,469         782,107     2,592,027      5,977,356     1,765,513     4,399,224
Accumulation units redeemed and
  transferred to other funding options ...    (114,802)        (27,437)   (1,910,499)    (2,359,445)   (2,626,894)   (2,345,646)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   1,548,915         981,248    25,167,949     24,486,421    15,045,743    15,907,124
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                  EQUITY INDEX                 EQUITY INDEX
                                                   PORTFOLIO -                   PORTFOLIO -             FUNDAMENTAL VALUE
                                                 CLASS I SHARES               CLASS II SHARES                PORTFOLIO
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ...................... 790,182,457     681,112,650    31,646,960     29,146,617    37,720,098    36,319,685
Accumulation units purchased and
  transferred from other funding options .  82,394,257     141,769,177     1,908,315      6,517,148     3,660,378     6,911,577
Accumulation units redeemed and
  transferred to other funding options ... (44,959,910)    (32,699,370)   (3,460,258)    (4,016,805)   (3,714,804)   (5,511,164)
Annuity units ............................          --              --            --             --            --            --
                                           -----------     -----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................ 827,616,804     790,182,457    30,095,017     31,646,960    37,665,672    37,720,098
                                           ===========     ===========    ==========     ==========    ==========    ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 SALOMON BROTHERS            SALOMON BROTHERS
                                            VARIABLE AGGRESSIVE GROWTH    VARIABLE GROWTH & INCOME      BALANCED PORTFOLIO -
                                               FUND - CLASS I SHARES        FUND - CLASS I SHARES          SERVICE SHARES
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................     827,766          90,551       756,089         45,849     6,837,947     6,659,003
Accumulation units purchased and
  transferred from other funding options .     222,683         990,052       255,790        739,494       279,320     1,647,069
Accumulation units redeemed and
  transferred to other funding options ...    (126,872)       (252,837)     (305,092)       (29,254)   (1,783,280)   (1,468,125)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................     923,577         827,766       706,787        756,089     5,333,987     6,837,947
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                              GLOBAL LIFE SCIENCES           GLOBAL TECHNOLOGY            MID CAP GROWTH
                                                  PORTFOLIO -                   PORTFOLIO -                 PORTFOLIO -
                                                 SERVICE SHARES                SERVICE SHARES              SERVICE SHARES
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   2,232,376       2,448,556     4,108,647      4,875,374    14,579,112    16,045,642
Accumulation units purchased and
  transferred from other funding options .      75,639         166,843       259,099        658,940       465,359       989,628
Accumulation units redeemed and
  transferred to other funding options ...    (306,358)       (383,023)   (1,040,967)    (1,425,667)   (1,931,734)   (2,456,158)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   2,001,657       2,232,376     3,326,779      4,108,647    13,112,737    14,579,112
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                WORLDWIDE GROWTH
                                                   PORTFOLIO -               LAZARD RETIREMENT           GROWTH AND INCOME
                                                 SERVICE SHARES             SMALL CAP PORTFOLIO              PORTFOLIO
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   6,874,032       7,831,038       834,919             --     1,288,565            --
Accumulation units purchased and
  transferred from other funding options .   1,822,945       6,723,725     1,338,567        843,643     2,394,310     1,303,458
Accumulation units redeemed and
  transferred to other funding options ...  (2,755,816)     (7,680,731)     (210,851)        (8,724)     (254,004)      (14,893)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   5,941,161       6,874,032     1,962,635        834,919     3,428,871     1,288,565
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                                               MERRILL LYNCH               MERRILL LYNCH
                                                                           GLOBAL ALLOCATION V.I.      VALUE OPPORTUNITIES V.I.
                                             MID-CAP VALUE PORTFOLIO          FUND - CLASS III            FUND - CLASS III
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   1,810,636              --            --             --        32,572            --
Accumulation units purchased and
  transferred from other funding options .   3,698,843       1,828,841       162,376             --       374,275        32,572
Accumulation units redeemed and
  transferred to other funding options ...    (360,448)        (18,205)         (106)            --       (38,842)           --
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   5,149,031       1,810,636       162,270             --       368,005        32,572
                                            ==========      ==========    ==========     ==========    ==========    ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                   OPPENHEIMER                  REAL RETURN                  TOTAL RETURN
                                              MAIN STREET FUND/VA -             PORTFOLIO -                  PORTFOLIO -
                                                  SERVICE SHARES            ADMINISTRATIVE CLASS         ADMINISTRATIVE CLASS
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................          --              --     1,642,405             --    46,044,507    43,074,176
Accumulation units purchased and
  transferred from other funding options .      13,851              --     5,012,856      1,750,590     8,215,038    23,926,228
Accumulation units redeemed and
  transferred to other funding options ...          --              --    (1,531,985)      (108,185)   (9,997,985)  (20,955,897)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------   -----------
Accumulation and annuity units
  end of year ............................      13,851              --     5,123,276      1,642,405    44,261,560    46,044,507
                                            ==========      ==========    ==========     ==========    ==========   ===========

                                                    PUTNAM VT                     PUTNAM VT                   PUTNAM VT
                                             DISCOVERY GROWTH FUND -         INTERNATIONAL EQUITY       SMALL CAP VALUE FUND -
                                                 CLASS IB SHARES            FUND - CLASS IB SHARES         CLASS IB SHARES
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................     480,557         456,141     5,465,409      5,324,503     6,679,534     6,061,389
Accumulation units purchased and
  transferred from other funding options .      23,680         104,670       519,032     14,862,024     1,744,017     2,298,639
Accumulation units redeemed and
  transferred to other funding options ...     (76,871)        (80,254)   (1,777,311)   (14,721,118)   (1,620,932)   (1,680,494)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------    -----------    ----------    ----------
Accumulation and annuity units
  end of year ............................     427,366         480,557     4,207,130      5,465,409     6,802,619     6,679,534
                                            ==========      ==========    ==========    ===========    ==========    ==========

                                                                                                          LARGE CAP GROWTH
                                              ALL CAP FUND - CLASS I      INVESTORS FUND - CLASS I         FUND - CLASS I
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................  22,823,757      23,449,980    14,231,587     13,930,401       580,406        76,246
Accumulation units purchased and
  transferred from other funding options .   1,428,294       3,399,745       683,110      2,134,644       215,151       546,408
Accumulation units redeemed and
  transferred to other funding options ...  (3,225,006)     (4,025,968)   (2,584,191)    (1,833,458)     (170,791)      (42,248)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................  21,027,045      22,823,757    12,330,506     14,231,587       624,766       580,406
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                 SMALL CAP GROWTH           EAFE(R) EQUITY INDEX           SMALL CAP INDEX
                                                  FUND - CLASS I           FUND - CLASS A SHARES        FUND - CLASS A SHARES
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   5,985,720       5,027,228     2,793,062      2,669,391     5,770,410     6,300,317
Accumulation units purchased and
  transferred from other funding options .   1,865,746       1,922,440       183,001        312,506        97,284       432,894
Accumulation units redeemed and
  transferred to other funding options ...  (2,185,563)       (963,948)     (324,741)      (188,835)     (360,010)     (962,801)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   5,665,903       5,985,720     2,651,322      2,793,062     5,507,684     5,770,410
                                            ==========      ==========    ==========     ==========    ==========    ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                               SMITH BARNEY              MULTIPLE DISCIPLINE
                                              SMITH BARNEY DIVIDEND         PREMIER SELECTIONS           PORTFOLIO - ALL CAP
                                               STRATEGY PORTFOLIO         ALL CAP GROWTH PORTFOLIO         GROWTH AND VALUE
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   1,033,418         790,956     1,830,197      2,068,199    15,220,540       755,476
Accumulation units purchased and
  transferred from other funding options .     265,657         561,146       264,780        670,583    12,619,238    14,730,704
Accumulation units redeemed and
  transferred to other funding options ...     (51,845)       (318,684)     (319,307)      (908,585)   (2,121,461)     (265,640)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   1,247,230       1,033,418     1,775,670      1,830,197    25,718,317    15,220,540
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                               MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE
                                              PORTFOLIO - BALANCED       PORTFOLIO - GLOBAL ALL CAP     PORTFOLIO - LARGE CAP
                                             ALL CAP GROWTH AND VALUE         GROWTH AND VALUE             GROWTH AND VALUE
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................  11,039,121         663,614     1,707,936        281,306     1,723,705        12,754
Accumulation units purchased and
  transferred from other funding options .  10,915,840      10,802,453     2,848,505      1,507,272     1,298,040     1,798,336
Accumulation units redeemed and
  transferred to other funding options ...  (1,773,280)       (426,946)     (349,936)       (80,642)     (313,502)      (87,385)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................  20,181,681      11,039,121     4,206,505      1,707,936     2,708,243     1,723,705
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                              CONVERTIBLE SECURITIES        DISCIPLINED MID CAP             EQUITY INCOME
                                                    PORTFOLIO                 STOCK PORTFOLIO                 PORTFOLIO
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   4,513,380       4,008,899     2,205,172      2,227,855    20,134,652    17,682,681
Accumulation units purchased and
  transferred from other funding options .     142,142       1,324,264       249,752        593,474     2,613,910     4,920,560
Accumulation units redeemed and
  transferred to other funding options ...    (868,832)       (819,783)     (238,683)      (616,157)   (2,069,570)   (2,468,589)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   3,786,690       4,513,380     2,216,241      2,205,172    20,678,992    20,134,652
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                              FEDERATED HIGH YIELD              FEDERATED STOCK                LARGE CAP
                                                   PORTFOLIO                       PORTFOLIO                   PORTFOLIO
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   2,696,178       2,855,748     1,319,505        925,603    13,840,126    13,021,962
Accumulation units purchased and
  transferred from other funding options .     286,875       1,572,137       170,800        537,589     1,116,490     3,548,935
Accumulation units redeemed and
  transferred to other funding options ...    (541,675)     (1,731,707)     (505,725)      (143,687)   (2,234,651)   (2,730,771)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   2,441,378       2,696,178       984,580      1,319,505    12,721,965    13,840,126
                                            ==========      ==========    ==========     ==========    ==========    ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                               MERRILL LYNCH
                                               LAZARD INTERNATIONAL            LARGE CAP CORE               MFS EMERGING
                                                 STOCK PORTFOLIO                  PORTFOLIO               GROWTH PORTFOLIO
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   2,651,457       1,755,630     9,898,225     10,686,276    18,399,732    20,039,182
Accumulation units purchased and
  transferred from other funding options .   5,808,806       1,154,136       255,815        502,514       465,917     1,738,310
Accumulation units redeemed and
  transferred to other funding options ...  (2,758,842)       (258,309)   (1,282,810)    (1,290,565)   (2,653,585)   (3,377,760)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   5,701,421       2,651,457     8,871,230      9,898,225    16,212,064    18,399,732
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                    MFS MID CAP                  MFS VALUE                   PIONEER FUND
                                                 GROWTH PORTFOLIO                PORTFOLIO                    PORTFOLIO
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   5,454,938       5,589,310            --             --       138,278            --
Accumulation units purchased and
  transferred from other funding options .     270,138         907,189       732,716             --       264,855       156,381
Accumulation units redeemed and
  transferred to other funding options ...  (1,172,969)     (1,041,561)       (6,128)            --       (33,249)      (18,103)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   4,552,107       5,454,938       726,588             --       369,884       138,278
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                              TRAVELERS QUALITY BOND          U.S. GOVERNMENT                AIM CAPITAL
                                                    PORTFOLIO               SECURITIES PORTFOLIO        APPRECIATION PORTFOLIO
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   7,404,513       8,353,560            --             --     1,732,704     1,207,479
Accumulation units purchased and
  transferred from other funding options .     442,851       3,585,731        16,074             --       331,807       785,260
Accumulation units redeemed and
  transferred to other funding options ...  (1,965,897)     (4,534,778)      (16,074)            --      (272,190)     (260,035)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   5,881,467       7,404,513            --             --     1,792,321     1,732,704
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                                                                         SB ADJUSTABLE RATE
                                                MFS TOTAL RETURN             PIONEER STRATEGIC           INCOME PORTFOLIO -
                                                    PORTFOLIO                 INCOME PORTFOLIO             CLASS I SHARES
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................  57,705,436      48,479,358       977,785      1,109,919       191,579            --
Accumulation units purchased and
  transferred from other funding options .   9,704,269      17,832,824       773,169        146,790     4,081,453       191,854
Accumulation units redeemed and
  transferred to other funding options ...  (6,402,507)     (8,584,823)     (141,685)      (278,924)   (1,236,277)         (275)
Annuity units ............................     (21,376)        (21,923)           --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................  60,985,822      57,705,436     1,609,269        977,785     3,036,755       191,579
                                            ==========      ==========    ==========     ==========    ==========    ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                   SMITH BARNEY                 SMITH BARNEY                SMITH BARNEY
                                                AGGRESSIVE GROWTH               HIGH INCOME             INTERNATIONAL ALL CAP
                                                    PORTFOLIO                    PORTFOLIO                GROWTH PORTFOLIO
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................  59,944,643      56,265,014    18,911,266     12,663,700    11,293,282    11,631,840
Accumulation units purchased and
  transferred from other funding options .   9,904,585      15,593,474     5,387,671     13,267,048     5,111,227    22,760,546
Accumulation units redeemed and
  transferred to other funding options ...  (9,999,961)    (11,913,845)   (4,853,674)    (7,019,482)   (7,689,409)  (23,099,104)
Annuity units ............................          --              --            --             --            --            --
                                            ----------     -----------    ----------     ----------    ----------   -----------
Accumulation and annuity units
  end of year ............................  59,849,267      59,944,643    19,445,263     18,911,266     8,715,100    11,293,282
                                            ==========     ===========    ==========     ==========    ==========   ===========

                                                   SMITH BARNEY                SMITH BARNEY                 SMITH BARNEY
                                                 LARGE CAP VALUE            LARGE CAPITALIZATION            MID CAP CORE
                                                    PORTFOLIO                 GROWTH PORTFOLIO               PORTFOLIO
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................  21,185,694      23,052,671    46,326,549     45,057,461    16,568,591    17,313,346
Accumulation units purchased and
  transferred from other funding options .     400,476       1,863,268     3,097,338      5,857,830     1,142,848     2,494,149
Accumulation units redeemed and
  transferred to other funding options ...  (2,338,163)     (3,730,245)   (5,632,029)    (4,588,742)   (2,060,682)   (3,238,904)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................  19,248,007      21,185,694    43,791,858     46,326,549    15,650,757    16,568,591
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                  SMITH BARNEY
                                                  MONEY MARKET                STRATEGIC EQUITY           TRAVELERS MANAGED
                                                    PORTFOLIO                    PORTFOLIO                INCOME PORTFOLIO
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................  32,259,661      55,424,604    30,308,556     31,794,376    18,777,243    16,232,679
Accumulation units purchased and
  transferred from other funding options .  19,863,667      33,573,477       504,973      2,654,954     2,309,657     5,268,577
Accumulation units redeemed and
  transferred to other funding options ... (23,816,091)    (56,738,420)   (3,527,362)    (4,140,774)   (3,025,972)   (2,724,013)
Annuity units ............................          --              --            --             --            --            --
                                           -----------     -----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................  28,307,237      32,259,661    27,286,167     30,308,556    18,060,928    18,777,243
                                           ===========     ===========    ==========     ==========    ==========    ==========

                                                                                                          EMERGING GROWTH
                                                    VAN KAMPEN              COMSTOCK PORTFOLIO -             PORTFOLIO -
                                               ENTERPRISE PORTFOLIO           CLASS II SHARES              CLASS I SHARES
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   7,052,820       7,590,346     4,050,955      2,581,542    29,343,749    33,251,424
Accumulation units purchased and
  transferred from other funding options .     151,140         307,588       305,519      1,926,925       358,906       861,153
Accumulation units redeemed and
  transferred to other funding options ...    (905,470)       (845,114)     (528,372)      (457,512)   (5,602,703)   (4,768,828)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   6,298,490       7,052,820     3,828,102      4,050,955    24,099,952    29,343,749
                                            ==========      ==========    ==========     ==========    ==========    ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                SMITH BARNEY                CONTRAFUND(R)
                                               ENTERPRISE PORTFOLIO -         SMALL CAP GROWTH              PORTFOLIO -
                                                 CLASS II SHARES          OPPORTUNITIES PORTFOLIO          SERVICE CLASS
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................     665,124         453,304     1,932,395      1,494,127    16,912,329    16,898,279
Accumulation units purchased and
  transferred from other funding options .       2,763         314,370     1,084,200        969,567     2,531,713     2,753,649
Accumulation units redeemed and
  transferred to other funding options ...     (52,030)       (102,550)     (778,610)      (531,299)   (1,837,236)   (2,739,599)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................     615,857         665,124     2,237,985      1,932,395    17,606,806    16,912,329
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                   CONTRAFUND(R)              DYNAMIC CAPITAL
                                                    PORTFOLIO -            APPRECIATION PORTFOLIO -       MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2              SERVICE CLASS 2             SERVICE CLASS 2
                                            --------------------------    -------------------------    ------------------------
                                               2004            2003          2004           2003          2004          2003
                                               ----            ----          ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ......................   6,027,923       5,617,443       156,639        111,688     5,540,585     2,079,761
Accumulation units purchased and
  transferred from other funding options .     667,200       1,225,914        77,009         47,760     3,272,052     4,128,924
Accumulation units redeemed and
  transferred to other funding options ...    (945,628)       (815,434)      (58,131)        (2,809)     (799,361)     (668,100)
Annuity units ............................          --              --            --             --            --            --
                                            ----------      ----------    ----------     ----------    ----------    ----------
Accumulation and annuity units
  end of year ............................   5,749,495       6,027,923       175,517        156,639     8,013,276     5,540,585
                                            ==========      ==========    ==========     ==========    ==========    ==========

                                                     COMBINED
                                           -----------------------------
                                               2004             2003
                                               ----             ----
Accumulation and annuity units
  beginning of year                        1,894,225,469   1,707,813,712
Accumulation units purchased and
  transferred from other funding options .   299,570,022     509,116,417
Accumulation units redeemed and
  transferred to other funding options ...  (236,716,177)   (322,682,737)
Annuity units ............................       (21,376)        (21,923)
                                           -------------   -------------
Accumulation and annuity units
  end of year                              1,957,057,938   1,894,225,469
                                           =============   =============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of The Travelers Fund BD IV for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD IV for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD IV for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund BD IV for Variable Annuities or shares of Fund BD IV's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD IV for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


FNDBDIV (Annual) (12-04) Printed in U.S.A.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-12683S                                                                May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     Statement of Assets and Liabilities as of December 31, 2004
     Statement of Operations for the year ended December 31, 2004
     Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
     Statement of Investments as of December 31, 2004
     Notes to Financial Statements

     The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

     Statements of Income for the years ended December 31, 2004, 2003 and 2002 Balance Sheets as of December 31, 2004 and 2003
     Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
     Statements of Cash Flows for the years ended December 31, 2004, 2003 and
     2002
     Notes to Financial Statements

(b)    Exhibits

 EXHIBIT
  NUMBER        DESCRIPTION
 --------       -------------

   1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

   2.          Not Applicable.

   3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

   3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

   4.          Variable Annuity Contract. (Incorporated herein by reference to
               Exhibit 4 to the Registration Statement on Form N-4, filed May 23, 1997.)

   5. Application. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed August 12, 1997.)

   6(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

   6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

   7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

   8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.)

   9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed May 23, 1997.)

   10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

   11          Not Applicable.

   12          Not Applicable.

   15(a). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis. (Incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 12, 2000.)

   15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-70659 filed February 26, 2001.)

   15(c). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-27687 filed April 19, 2002.)

   15(d). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy, and William P. Krivoshik. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-70659, filed January 21, 2005.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
------------------                             ---------------------------
George C. Kokulis                              Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey                                Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer

Kathleen L. Preston                            Director and Executive Vice President

Edward W. Cassidy                              Director and Executive Vice President

Brendan M. Lynch                               Executive Vice President

David P. Marks                                 Executive Vice President and Chief Investment Officer

Winnifred Grimaldi                             Senior Vice President

Marla Berman Lewitus                           Director, Senior Vice President and General Counsel

William P. Krivoshik                           Director, Senior Vice President and Chief Information Officer

David A. Golino                                Vice President and Controller

Donald R. Munson, Jr.                          Vice President

Mark Remington                                 Vice President

Tim W. Still                                   Vice President

Bennett Kleinberg                              Vice President

Dawn Fredette                                  Vice President

George E. Eknaian                              Vice President and Chief Actuary

Linn K. Richardson                             Second Vice President and Actuary

Paul Weissman                                  Second Vice President and Actuary

Ernest J. Wright                               Vice President and Secretary

Kathleen A. McGah                              Assistant Secretary and Deputy General Counsel


Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 11,033 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.  INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, The Travelers Fund ABD for Variable Annuities, Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER

        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President, Chief Executive Officer and Chief Operating
                                           Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on the 21st day of April, 2005.



                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)



                                  By: *GLENN D. LAMMEY
                                      ------------------------------------------
                                      Glenn D. Lammey, Chief Financial Officer,
                                      Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 21st of April 2005.

*GEORGE C. KOKULIS                                                         Director, President and Chief Executive
---------------------------------------------------------                  Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                                                           Director, Chief Financial Officer, Chief
---------------------------------------------------------                  Accounting Officer (Principal Financial
(Glenn D. Lammey)                                                          Officer)

*MARLA BERMAN LEWITUS                                                      Director
---------------------------------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                                                       Director
---------------------------------------------------------
(Kathleen L. Preston)


*By: /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION                                    METHOD OF FILING
  ----------     -----------                                    ----------------
      10.        Consent of KPMG LLP, Independent Auditors.     Electronically